REGISTRATION STATEMENT NO.333-101778
                                                                       811-21262

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

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               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

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                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[N/A] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[N/A] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[N/A] on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                                   PROSPECTUS

                   PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                                  Pioneer Global High Yield VCT Portfolio -- Class II Shares
AIM VARIABLE INSURANCE FUNDS                                            Pioneer Growth Shares VCT Portfolio -- Class II Shares
  AIM V.I. Capital Appreciation Fund -- Series II Shares(1)             Pioneer High Yield VCT Portfolio -- Class II Shares
  AIM V.I. Mid Cap Core Equity Fund -- Series II Shares(2)              Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Class II Shares
  Franklin Rising Dividends Securities Fund -- Class 2 Shares           Pioneer Ibbotson Growth Allocation VCT Portfolio --
  Franklin Small-Mid Cap Growth Securities Fund --                        Class II Shares
    Class 2 Shares(3)                                                   Pioneer Ibbotson Moderate Allocation VCT Portfolio --
  Templeton Foreign Securities Fund -- Class 2 Shares                     Class II Shares
GREENWICH STREET SERIES FUND                                            Pioneer International Value VCT Portfolio -- Class II Shares
  Salomon Brothers Variable Aggressive Growth Fund --                   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
    Class II Shares                                                     Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        Class II Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            Pioneer Papp America-Pacific Rim VCT Portfolio
  Oppenheimer Global Securities Fund/VA -- Service Shares               Pioneer Papp Small and Mid Cap Growth Portfolio VCT --
PIONEER VARIABLE CONTRACTS TRUST                                          Class II Shares
  Pioneer America Income VCT Portfolio -- Class II Shares               Pioneer Real Estate Shares VCT Portfolio -- Class II Shares
  Pioneer Balanced VCT Portfolio -- Class II Shares                     Pioneer Small Cap Value VCT Portfolio -- Class II
  Pioneer Cullen Value VCT Portfolio -- Class II Shares                 Pioneer Small Company VCT Portfolio -- Class II Shares
  Pioneer Emerging Markets VCT Portfolio -- Class II Shares             Pioneer Strategic Income VCT Portfolio -- Class II Shares
  Pioneer Equity Income VCT Portfolio -- Class II Shares                Pioneer Value VCT Portfolio -- Class II Shares
  Pioneer Equity Opportunities VCT Portfolio -- Class II Shares       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Pioneer Europe VCT Portfolio -- Class II Shares                       All Cap Fund -- Class II
  Pioneer Fund VCT Portfolio -- Class II Shares                         Total Return Fund -- Class II

--------------
(1) Formerly AIM V.I. Capital Appreciation Fund -- Series II          (3) Formerly Franklin Small Cap Fund -- Class 2 Shares
(2) Formerly AIM V.I. Mid Cap Core Equity -- Series II

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                                 TABLE OF CONTENTS

Glossary.............................................   3    The Annuity Period....................................  48
Summary..............................................   5      Maturity Date.......................................  48
Fee Table............................................   9      Allocation of Annuity...............................  48
Condensed Financial Information......................  16      Variable Annuity....................................  48
The Annuity Contract.................................  16      Fixed Annuity.......................................  49
  Contract Owner Inquiries...........................  17    Payment Options.......................................  49
  Purchase Payments..................................  17      Election of Options.................................  49
  Purchase Payment Credits...........................  18      Annuity Options.....................................  49
  Accumulation Units.................................  18      Variable Liquidity Benefit..........................  50
  The Variable Funding Options.......................  19    Miscellaneous Contract Provisions.....................  50
The Fixed Account....................................  22      Right to Return.....................................  50
Charges and Deductions...............................  22      Termination.........................................  51
  General............................................  22      Required Reports....................................  51
  Withdrawal Charge..................................  23      Suspension of Payments..............................  51
  Free Withdrawal Allowance..........................  23    The Separate Accounts.................................  51
  Transfer Charge....................................  23      Performance Information.............................  52
  Administrative Charges.............................  24    Federal Tax Considerations............................  52
  Mortality and Expense Risk Charge..................  24      General Taxation of Annuities.......................  52
  Variable Benefit Charge............................  24      Types of Contracts: Qualified and Non-qualified.....  53
  Variable Liquidity Benefit Charge..................  24      Qualified Annuity Contracts.........................  53
  Enhanced Stepped-Up Provision Charge...............  24        Taxation of Qualified Annuity Contracts...........  53
  Guaranteed Minimum Withdrawal Benefit                          Mandatory Distributions for Qualified Plans.......  53
    Charge...........................................  24      Non-qualified Annuity Contracts.....................  53
  Guaranteed Minimum Accumulation Benefit                        Diversification Requirements for
    Charge...........................................  25          Variable Annuities..............................  54
  Variable Funding Option Expenses...................  25        Ownership of the Investments......................  54
  Premium Tax........................................  25        Taxation of Death Benefit Proceeds................  55
  Changes in Taxes Based upon                                  Other Tax Considerations............................  55
    Premium or Value.................................  25        Treatment of Charges for Optional Death Benefits..  55
Transfers............................................  25        Penalty Tax for Premature Distribution............  55
  Market Timing/Excessive Trading....................  25        Puerto Rico Tax Considerations....................  55
  Dollar Cost Averaging..............................  27        Non-Resident Aliens...............................  55
Access to Your Money.................................  27    Other Information.....................................  56
  Systematic Withdrawals.............................  28      The Insurance Companies.............................  56
Ownership Provisions.................................  28      Financial Statements................................  56
  Types of Ownership.................................  28      Distribution of Variable Annuity Contracts..........  56
    Contract Owner...................................  28      Conformity with State and Federal Laws..............  58
    Beneficiary......................................  29      Voting Rights.......................................  58
    Annuitant........................................  29      Restrictions on Financial Transactions..............  59
Death Benefit........................................  29      Legal Proceedings and Opinions......................  59
  Death Proceeds before the Maturity Date............  30    Appendix A: Condensed Financial Information for
  Enhanced Stepped-Up Provision......................  27      Travelers Insurance Company: Separate Account
  Payment of Proceeds................................  32        Eleven............................................ A-1
  Spousal Contract Continuance.......................  34    Appendix B: Condensed Financial Information for
  Beneficiary Contract Continuance...................  34      Travelers Life and Annuity Company: Separate
  Death Proceeds after the Maturity Date.............  35        Account Twelve.................................... B-1
Living Benefits......................................  35    Appendix C: The Fixed Account......................... C-1
  Guaranteed Minimum Withdrawal Benefit..............  35    Appendix D: Nursing Home Waiver....................... D-1
  Guaranteed Minimum Accumulation Benefit............  41    Appendix E: Contents of the Statement
                                                               of Additional Information........................... E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On and after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 and under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For Contracts issued between May 1, 2003 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment. For Contracts issued prior to May 1, 2003, and contracts issued after June 30, 2005, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE......................................    8%(1)
    (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

    TRANSFER CHARGE........................................   $10(2)
    (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

    VARIABLE LIQUIDITY BENEFIT CHARGE......................    8%(3)
    (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE................   $40(4)

---------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

           YEARS SINCE PURCHASE                          WITHDRAWAL
               PAYMENT MADE                                CHARGE
--------------------------------------------        --------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
        0 years                  3 years                     8%
        3 years                  4 years                     7%
        4 years                  5 years                     6%
        5 years                  6 years                     5%
        6 years                  7 years                     4%
        7 years                  8 years                     3%
        8 years                  9 years                     2%
        9 years+                                             0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                           WITHDRAWAL
             PURCHASE PAYMENT                              CHARGE
--------------------------------------------        --------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
        0 years                  3 years                     8%
        3 years                  4 years                     7%
        4 years                  5 years                     6%
        5 years                  6 years                     5%
        6 years                  7 years                     4%
        7 years                  8 years                     3%
        8 years                  9 years                     2%
        9 years+                                             0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                STANDARD DEATH        STEP-UP DEATH       ROLL-UP DEATH
                                                                    BENEFIT              BENEFIT             BENEFIT
                                                                --------------        -------------       -------------
Mortality and Expense Risk Charge..........................          1.40%                1.55%               1.75%
Administrative Expense Charge..............................          0.15%                0.15%               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED..........................................          1.55%                1.70%               1.90%
Optional E.S.P. Charge.....................................          0.20%                0.20%               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...................................................          1.75%                1.90%               2.10%
Optional GMAB Charge.......................................          0.50%                0.50%               0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...................................................          2.05%                2.20%               2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)................................................          2.25%                2.40%               2.60%
Optional GMWB I Charge.....................................          0.40%(6)             0.40%(6)            0.40%(6)
Optional GMWB II Charge....................................          0.50%(6)             0.50%(6)            0.50%(6)
Optional GMWB III Charge...................................          0.25%                0.25%               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED...................................................          1.95%                2.10%               2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED...................................................          2.05%                2.20%               2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED...................................................          1.80%                1.95%               2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED.................................................          2.15%                2.30%               2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED................................................          2.25%                2.40%               2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED...............................................          2.00%                2.15%               2.35%

------------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-291-2474.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                  MINIMUM            MAXIMUM
                                                              ---------------    ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....         0.42%              15.01%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
-----------------              -----------    -------------   --------   ------------   ---------------      -------------
Money Market Portfolio.......      0.32%           --           0.10%        0.42%             --               --(1)(17)
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital
    Appreciation Fund --
    Series II Shares*........      0.61%          0.25%         0.30%        1.16%             --               1.16%(2)
  AIM V.I. Mid Cap Core
    Equity Fund -- Series II
    Shares*..................      0.73%          0.25%         0.31%        1.29%             --               1.29%(3)
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Rising Dividends
    Securities Fund -- Class
    2 Shares*................      0.68%          0.25%         0.03%        0.96%           0.02%              0.94%(4)
  Franklin Small-Mid Cap
    Growth Securities Fund
    -- Class 2 Shares*.......      0.48%          0.25%         0.29%        1.02%           0.03%              0.99%(5)
  Templeton Foreign
    Securities Fund -- Class
    2 Shares*................      0.68%          0.25%         0.19%        1.12%           0.05%              1.07%(6)
GREENWICH STREET SERIES FUND
  Salomon Brothers Variable
    Aggressive Growth Fund
    -- Class II Shares*......      0.87%          0.25%         0.16%        1.28%             --               1.28%(7)
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS
  Oppenheimer Capital
    Appreciation Fund/VA --
    Service Shares*..........      0.64%          0.25%         0.02%        0.91%             --               0.91%
  Oppenheimer Global
    Securities Fund/VA --
    Service Shares*..........      0.63%          0.25%         0.03%        0.91%             --               0.91%
PIONEER VARIABLE CONTRACTS
  TRUST
  Pioneer America Income
    VCT Portfolio -- Class
    II Shares*...............      0.55%          0.25%         0.26%        1.06%             --               1.06%
  Pioneer Balanced VCT
    Portfolio -- Class II
    Shares*..................      0.65%          0.25%         0.29%        1.19%             --               1.19%
  Pioneer Cullen Value VCT
    Portfolio -- Class II
    Shares*..................      0.70%          0.25%         0.41%        1.36%           0.36%              1.00%(8)
  Pioneer Emerging Markets
    VCT Portfolio -- Class
    II Shares*...............      1.15%          0.25%         0.71%        2.11%           0.12%              1.99%(14)
  Pioneer Equity Income VCT
    Portfolio -- Class II
    Shares*..................      0.65%          0.25%         0.08%        0.98%             --               0.98%


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES
-----------------              -----------    -------------   --------   ------------   ---------------      -------------
  Pioneer Equity                   0.75%          0.25%         0.38%        1.38%           0.13%              1.25%(9)
    Opportunities VCT
    Portfolio -- Class II
    Shares*..................
  Pioneer Europe VCT
    Portfolio -- Class II
    Shares*..................      1.00%          0.25%         0.95%        2.20%           0.45%              1.75%(14)
  Pioneer Fund VCT
    Portfolio -- Class II
    Shares*..................      0.65%          0.25%         0.06%        0.96%             --               0.96%
  Pioneer Global High Yield
    VCT Portfolio -- Class
    II Shares*...............      0.65%          0.25%         0.39%        1.29%           0.29%              1.00%(8)
  Pioneer Growth Shares VCT
    Portfolio -- Class II
    Shares*..................      0.70%          0.25%         0.30%        1.25%             --               1.25%
  Pioneer High Yield VCT
    Portfolio -- Class II
    Shares*..................      0.65%          0.25%         0.14%        1.04%             --               1.04%
  Pioneer Ibbotson
    Aggressive Allocation
    VCT Portfolio -- Class
    II Shares*...............      0.17%          0.25%         1.15%        1.57%           0.08%              1.49%(10)
  Pioneer Ibbotson Growth
    Allocation VCT
    Portfolio -- Class II
    Shares*..................      0.17%          0.25%         1.12%        1.54%           0.09%              1.45%(11)
  Pioneer Ibbotson Moderate
    Allocation VCT
    Portfolio -- Class II
    Shares*..................      0.17%          0.25%         1.04%        1.46%           0.06%              1.40%(12)
  Pioneer International
    Value VCT Portfolio --
    Class II Shares*.........      1.00%          0.25%         0.88%        2.13%             --               2.13%
  Pioneer Mid Cap Value VCT
    Portfolio -- Class II
    Shares*..................      0.65%          0.25%         0.07%        0.97%             --               0.97%
  Pioneer Oak Ridge Large
    Cap Growth VCT
    Portfolio -- Class II
    Shares*..................      0.75%          0.25%           --         6.22%             --               6.22%(13)
  Pioneer Papp
    America-Pacific Rim VCT
    Portfolio*...............      0.75%          0.25%           --        15.01%             --               15.01%(13)
  Pioneer Papp Small and
    Mid Cap Growth
    Portfolio VCT -- Class
    II Shares*...............      0.75%          0.25%           --         7.50%             --               7.50%(13)
  Pioneer Real Estate
    Shares VCT Portfolio --
    Class II Shares*.........      0.80%          0.25%         0.18%        1.23%             --               1.23%
  Pioneer Small Cap Value
    VCT Portfolio -- Class
    II Shares*...............      0.75%          0.25%         0.59%        1.59%           0.05%              1.54%(14)
  Pioneer Small Company VCT
    Portfolio -- Class II
    Shares*..................      0.75%          0.25%         0.76%        1.76%           0.28%              1.48%(14)
  Pioneer Strategic Income
    VCT Portfolio -- Class
    II Shares*...............      0.65%          0.25%         0.39%        1.29%             --               1.29%(14)
  Pioneer Value VCT
    Portfolio -- Class II
    Shares*..................      0.75%          0.25%         2.61%        3.61%           2.11%              1.50%(15)
SALOMON BROTHERS VARIABLE
  SERIES FUNDS INC.
  All Cap Fund -- Class II*..      0.81%          0.25%         0.13%        1.19%             --               1.19%(16)
  Total Return Fund --
    Class II*................      0.78%          0.25%         0.33%        1.36%             --               --(17)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(8) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.75%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.21% of average daily net assets.

(11) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.71%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.21% of average daily net assets.

(12) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets. The expenses in the table, other than "Estimated average expense ratio of underlying funds", reflect the expense limitation in effect through May 1, 2006 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than "Estimated average expense ratio of underlying funds", to 0.74% of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. In addition to the operating expenses, the portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of the prospectus for the Portfolio. The actual indirect expenses incurred by a shareholder will vary based upon the portfolio's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.66%, based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The portfolio only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.57%
     - 1.21% of average daily net assets.

(13) There is a contractual expense limitation in effect through March 15, 2006 under which Pioneer has agreed to waive certain fees or reimburse expenses, if necessary, to limit other ordinary operating expenses attributable to Class II to 1.00% (Pioneer Papp Small & Mid Cap Value VCT Portfolio) and 0.95% (Pioneer Oak Ridge Large Cap Growth VCT Portfolio and Pioneer Papp America Pacific Rim VCT Portfolio) of the average daily net assets attributable to Class II shares.

(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares.

(16) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                             VOLUNTARY FEE
                                             WAIVER AND/OR
                                                EXPENSE        NET TOTAL ANNUAL
    FUNDING OPTION                           REIMBURSEMENT    OPERATING EXPENSES
    ---------------                          -------------    ------------------
    Money Market Portfolio................        0.02%              0.40%
    Total Return Fund -- Class II.........        0.11%              1.25%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------     --------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                            ------   -------   -------  --------      ------   -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1158     1889       2441     3820          358      1089       1841      3820
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2495     5246       7121     9746         1695      4446       6521      9746

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------     --------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                            ------   -------   -------  --------      ------   -------    -------   --------
Underlying Fund with Minimum Total         1098     1713       2153     3273          298       913       1553      3273
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2444     5140       7002     9677         1644      4340       6402      9677

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------     --------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS  10 YEARS      1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                            ------   -------   -------  --------      ------   -------    -------   --------
Underlying Fund with Minimum Total         1108     1743       2202     3366          308       943       1602      3366
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2453     5158       7022     9689         1653      4358       6422      9689

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ------------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS   10 YEARS 1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------                            -------   --------   --------  -------- --------   --------   --------   ---------
Underlying Fund with Minimum Total         1083       1669       2080       3130    283        869        1480        3130
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2431       5113       6971       9658    1631       4313       6371        9658

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ------------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS   10 YEARS 1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------                            -------   --------   --------  -------- --------   --------   --------   ---------
Underlying Fund with Minimum Total         1108       1743       2202       3366    308        943        1602        3366
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     2453       5158       7022       9689    1653       4358       6422        9689

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.


                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and annuitants age 85 and under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT DATE
     --------------------------------------------      -----------------------------------------------------
     Standard Death Benefit                                                     80
     Annual Step-Up Death Benefit                                               79
     Roll Up Death Benefit                                                      75
     Enhanced Stepped-Up Provision (E.S.P)                                      75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-291-2474.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between May 1, 2003 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to May 1, 2003 and after June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

       (a)   you return your Contract during the right to return;

       (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

       (c) you surrender or terminate your Contract within 12 months after the Contract Date.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits applied after the first Contract Year. Until the permission is granted, we will not deduct Purchase Payment Credits applied after the first Contract Year in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-291-2474 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                   OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ---------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisors, Inc.
     -- Series II Shares                  invests principally in common stocks of
                                          companies expected to benefit from new
                                          or innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings and
                                          have excellent prospects for future
                                          growth.

   AIM V.I. Mid Cap Core Equity Fund      The Fund invests, normally, at least        A I M Advisors, Inc.
     -- Series II Shares                  80% of its net assets plus the amount
                                          of any borrowings for investment
                                          purposes, in equity securities,
                                          including convertible securities, of
                                          mid-capitalization companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares    with preservation of capital is an
                                          important consideration. The Fund
                                          normally invests at least 80% of its
                                          net assets in investments of companies
                                          that have paid rising dividends.

   Franklin Small-Mid Cap Growth          Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares     Fund normally invests at least 80% of
                                          its net assets in investments of small
                                          capitalization and mid capitalization
                                          companies.
   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class      normally invests in common stocks of       Inc.
       II Shares                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares            normally invests in securities of
                                          well-known, established companies.
   Oppenheimer Global Securities          Seeks long-term capital appreciation.       Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares            The Fund normally invests in common
                                          stocks of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations that
                                          are considered to have appreciation
                                          possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         as is consistent with preservation of
                                          capital.

   Pioneer Balanced VCT Portfolio --      Seeks capital growth and current income     Pioneer Investment Management, Inc.
     Class II Shares                      by actively managing investments in a       Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities.

   Pioneer Cullen Value VCT Portfolio     Seeks capital appreciation, with            Pioneer Investment Management, Inc.
     -- Class II Shares                   current income as a secondary objective.    Subadviser: Cullen Capital
                                                                                      Management, Inc.

   Pioneer Emerging Markets VCT           Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares

               FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                   OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ---------------------------------------
   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         growth of capital from a portfolio
                                          consisting primarily of income
                                          producing equity securities of U.S.
                                          corporations.

   Pioneer Equity Opportunities VCT       Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         secondary objective, the portfolio may
                                          seek income.
   Pioneer Europe VCT Portfolio --        Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Class II Shares

   Pioneer Fund VCT Portfolio -- Class    Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     II Shares                            growth. The Fund normally invests in
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.

   Pioneer Global High Yield VCT          Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         a combination of income and capital
                                          appreciation.

   Pioneer Growth Shares VCT              Seeks appreciation of capital.              Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares
   Pioneer High Yield VCT Portfolio --    Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Class II Shares                      a combination of income and capital
                                          appreciation.
   Pioneer Ibbotson Aggressive            Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class                                                Subadviser: Ibbotson Associates, LLC
     II Shares
   Pioneer Ibbotson Growth Allocation     Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     current income.                             Subadviser: Ibbotson Associates, LLC
   Pioneer Ibbotson Moderate              Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio -- Class    current income.                             Subadviser: Ibbotson Associates, LLC
     II Shares
   Pioneer International Value VCT        Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares
   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.
   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares                                                  Subadviser: Oak Ridge Investments, LLC
   Pioneer Papp America-Pacific Rim       Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio                                                                    Subadviser: L. Roy Papp & Associates,
                                                                                      LLP
   Pioneer Papp Small and Mid Cap         Seeks long term capital growth.             Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II                                                  Subadviser: L. Roy Papp & Associates,
     Shares                                                                           LLP
   Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Current income is a secondary objective.
   Pioneer Small Cap Value VCT            Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         diversified portfolio of  securities
                                          consisting primarily of common stock.
   Pioneer Small Company VCT              Seeks capital growth.                       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares
   Pioneer Strategic Income VCT           Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares
   Pioneer Value VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class II               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                          normally invests in common stocks and       Inc.
                                          their equivalents of companies the
                                          manager believes are undervalued in
                                          the marketplace.

   Total Return Fund -- Class II          Seeks above average income (compared to     Salomon Brothers Asset Management,
                                          a portfolio invested entirely in equity     Inc.
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                    YEARS SINCE PURCHASE                  WITHDRAWAL
                        PAYMENT MADE                        CHARGE
         -------------------------------------------   ------------------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years               3 years                8%
                 3 years               4 years                7%
                 4 years               5 years                6%
                 5 years               6 years                5%
                 6 years               7 years                4%
                 7 years               8 years                3%
                 8 years               9 years                2%
                 9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

       o   under the Managed Distribution Program or

       o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                      YEARS SINCE INITIAL                   WITHDRAWAL
                        PURCHASE PAYMENT                      CHARGE
           ------------------------------------------   -------------------
            GREATER THAN OR EQUAL TO   BUT LESS THAN
                   0 years               3 years                8%
                   3 years               4 years                7%
                   4 years               5 years                6%
                   5 years               6 years                5%
                   6 years               7 years                4%
                   7 years               8 years                3%
                   8 years               9 years                2%
                   9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed

Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit

       o   Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date, or

       (2) your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date,

       (2) your Adjusted Purchase Payment described below* or

       (3) the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

------------------------------------------------------ -------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                       o  the Contract Value on the Death Report Date
                                                       o  your adjusted Purchase Payment, described below*
                                                       o  the Step-Up Value, if any, described below or
                                                       o  the Roll-Up Death Benefit Value, described below; or
------------------------------------------------------ -------------------------------------------------------

------------------------------------------------------ -------------------------------------------------------
If the Annuitant dies on or after age 80, the death
Death Report Date benefit will be the greatest of:     o  the Contract Value on the
                                                       o  your adjusted Purchase Payment, described below*;
                                                       o  the Step-Up Value, if any, as described below or
                                                       o  the Roll-Up Death Benefit Value, described below, on
                                                          the Annuitant's 80th birthday, plus any additional
                                                          Purchase Payments and minus any partial surrender
                                                          reductions (as described below) that occur after the
                                                          Annuitant's 80th birthday
------------------------------------------------------ -------------------------------------------------------

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up

Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       (b) is any Purchase Payment made during the previous Contract Year

       (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       (b) is any Purchase Payment made since the previous Contract Date anniversary

       (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000 -- 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------- -------------------------- -------------------------------------- --------------------
                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL       UNLESS. . .                               PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                                                  APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),     Unless, the beneficiary elects to      Yes
(WITH NO JOINT OWNER)               or if none, to the         continue the Contract rather than
                                    Contract Owner's estate.   receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),     Unless, the beneficiary elects to      Yes
(WITH NO JOINT OWNER)               or if none, to the         continue the Contract rather than
                                    Contract Owner's estate.   receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                               Yes
NOT THE ANNUITANT)                  owner.
----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),     Unless the beneficiary elects to       Yes
THE ANNUITANT)                      or if none, to the         continue the Contract rather than
                                    surviving joint owner.     receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint        Unless the spouse elects to continue   Yes
THE ANNUITANT)                      owner.                     the Contract.

----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                          or if none, to the         the Contract.
                                    surviving joint owner.
                                                               A spouse who is not the beneficiary
                                                               may decline to continue the Contract
                                                               the proceeds and instruct the company
                                                               to pay the beneficiary who may elect
                                                               to continue the Contract.
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                     or if none, to the         continue the Contract rather than
                                    Contract Owner             receive the distribution.

                                                               Or unless, there is a Contingent
                                                               Annuitant, then, the Contingent
                                                               Annuitant becomes the Annuitant and
                                                               the Contract continues in effect
                                                               (generally using the original Maturity
                                                               Date). The proceeds will then be paid
                                                               upon the death of the Contingent
                                                               Annuitant or owner.
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                           Yes
OWNER)                              is the Annuitant" above.
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                             Yes (Death of
NONNATURAL ENTITY/TRUST)            (or if none, to the                                               Annuitant is
                                    owner.                                                            treated
                                                                                                      as death of
                                                                                                      the owner in these
                                                                                                      circumstances.)
----------------------------------- -------------------------- -------------------------------------- --------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                             N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------
BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------

                               QUALIFIED CONTRACTS

----------------------------------- -------------------------- -------------------------------------- --------------------
                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL       UNLESS. . .                               PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                                                  APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER / ANNUITANT                   The beneficiary (ies),     Unless the beneficiary elects to       Yes
                                    or if none, to the         continue the Contract rather than
                                    Contract Owner's estate.   receive a distribution.
----------------------------------- ------------------------- --------------------------------------- --------------------
BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- --------------------------------------- --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- ------------------------- --------------------------------------- --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS
--------------------------- --------------------------------- -------------------------------- -----------------------------
      NAME OF RIDER:                     GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- -----------------------------
ALSO CALLED:                Principal                         Principal                        Principal
                            Guarantee                         Guarantee 5/10                   Guarantee 5
--------------------------- --------------------------------- -------------------------------- -----------------------------
AVAILABILITY:               Not available for purchase on     Available on or after March      Available on or after March
                            or after March 21, 2005, unless   21, 2005 if approved
                            in your 21, 2005 if approved in   your GMWB II is not
                            approved in your state state
                            state
--------------------------- --------------------------------- -------------------------------- -----------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                                -------------------  ------------------- ------------------
If you make your first withdrawal before the 3rd                        5% of RBB            5% of RBB          5% of RBB
anniversary after you purchase GMWB:........................
If you make your first withdrawal after the 3rd
anniversary after you purchase GMWB:........................           10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------- ------------------------------------------------------ ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                  VALUE
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
INITIAL GMWB           $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
PURCHASE
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR      $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
TO WITHDRAWAL
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000          (5,000 X (1-
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    88,901/100,000)=
                                         8,203                  500                            $11,099               $555
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
GREATER OF PWR OR                       $10,000                                                $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE DUE    $10,000          $10,000                $500           $10,000          $11,099               $555
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUE IMMEDIATELY      $111,900         $90,000               $4,500          $80,100          $88,901              $4,445
AFTER WITHDRAWAL
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

--------------------- ------------------------------------------------------ ----------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                  VALUE
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
VALUES AS OF
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
INITIAL GMWB           $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
PURCHASE
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
IMMEDIATELY PRIOR      $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
TO WITHDRAWAL
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
IMMEDIATELY AFTER      $111,900          91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL

                                  [100,000 -- (100,000    [5,000 -- (5,000 X            [100,000 -- (100,000       [5,000 X
                                   X 10,000/121,900)]    91,797/100,000)]                 X 10,000/90,100)]    (88,901/100,000)]
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------
CHANGE IN VALUE DUE    $10,000           $8,203                $410           $10,000          $11,099               $555
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)
--------------------- ----------- --------------------- -------------------- ----------- --------------------- ------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o   a qualified retirement plan (Code Section 401),

            o   a tax-sheltered annuity (Code Section 403(b)),

            o   an individual retirement account (Code Sections 408(a)),

            o   an individual retirement annuity (Code Section 408(b)), or

            o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

-------------------------- --------------------- ---------------------- -------------------
                                  GMWB I               GMWB II               GMWB III
-------------------------- --------------------- ---------------------- -------------------
Current Annual Charge              0.40%                0.50%                 0.25%
-------------------------- --------------------- ---------------------- -------------------
Maximum Annual Charge              1.00%                1.00%                  N/A
After a Reset
-------------------------- --------------------- ---------------------- -------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------
AWB                             5% of RBB if first              5% of RBB if first              5% of RBB
                                withdrawal before 3rd           withdrawal before 3rd
                                anniversary                     anniversary
                                10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd            withdrawal after 3rd
                                anniversary                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                     Yes, after the 5th              Yes, after the 5th
                                                                anniversary of GMWB             anniversary of GMWB
                                                                purchase                        purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base

Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-------------------- ---------------------------------------------------- -----------------------------------------------------
                      CONTRACT VALUE         BASE         BENEFIT BASE     CONTRACT VALUE         BASE          BENEFIT BASE
                                         CALCULATION                                          CALCULATION
                                            AMOUNT                                               AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000      Not Applicable       $106,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000         $100,000          $90,100           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $9,900(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                              BASE                                                   BASE
                                           PURCHASE        CALCULATION       CONTRACT          PURCHASE           CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT            VALUE            PAYMENT             AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER        $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                    $111,900          $90,000               $10,000              $8,203                $10,000
---------------------------- ------------ --------------------- -------------------- ------------------------------------------
                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                       10,000/90,100]
WITHDRAWAL                     $80,100          $88,901               $10,000               $11,099             $11,099
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                               CLASS B SUBACCOUNTS/
                      CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                        UNDERLYING FUNDS
---------------------------------------- -- -------------------------------------    ---------------------------------------
AIM Variable Insurance Funds                   Pioneer Fund VCT Portfolio --            Money Market Portfolio
   AIM V.I. Capital Appreciation Fund --          Class II Shares                       PIONEER VARIABLE CONTRACTS TRUST
     Series II Shares                          Pioneer Growth Shares VCT                   Pioneer America Income VCT
   AIM V.I. Mid Cap Core Equity Fund --           Portfolio -- Class II Shares                Portfolio  -- Class II Shares
     Series II Shares                          Pioneer Ibbotson Aggressive Allocation      Pioneer Global High Yield VCT
   FRANKLIN TEMPLETON VARIABLE INSURANCE          VCT Portfolio -- Class II Shares            Portfolio -- Class II Shares
     PRODUCTS TRUST                            Pioneer Ibbotson Growth Allocation          Pioneer High Yield VCT Portfolio
   Franklin Rising Dividends Securities           VCT Portfolio -- Class II Shares            -- Class II Shares
     Fund -- Class 2 Shares                    Pioneer Ibbotson Moderate Allocation        Pioneer Strategic Income VCT
   Franklin Small-Mid Cap Growth                  VCT Portfolio -- Class II Shares            Portfolio -- Class II Shares
     Securities Fund -- Class 2 Shares         Pioneer International Value VCT
   Templeton Foreign Securities Fund --           Portfolio -- Class II Shares
     Class 2 Shares                            Pioneer Mid Cap Value VCT
GREENWICH STREET SERIES FUND                      Portfolio --  Class II Shares
   Salomon Brothers Variable Aggressive        Pioneer Oak Ridge Large Cap
     Growth Fund -- Class II Shares               Growth VCT Portfolio -- Class II
OPPENHEIMER VARIABLE ACCOUNT FUNDS                  Shares
   Oppenheimer Capital Appreciation            Pioneer Papp America-Pacific Rim
     Fund/VA -- Service Shares                    VCT Portfolio
   Oppenheimer Global Securities               Pioneer Papp Small and Mid Cap
     Fund/VA -- Service Shares                    Growth Portfolio VCT -- Class II
PIONEER VARIABLE CONTRACTS TRUST                    Shares
   Pioneer Balanced VCT Portfolio --           Pioneer Real Estate Shares VCT
     Class II Shares                              Portfolio -- Class II Shares
   Pioneer Cullen Value VCT Portfolio --       Pioneer Small Cap Value VCT Portfolio
     Class II Shares                              -- Class II Shares
   Pioneer Emerging Markets VCT                Pioneer Small Company VCT Portfolio
     Portfolio -- Class II Shares                 -- Class II Shares
   Pioneer Equity Income VCT Portfolio            Pioneer Value VCT Portfolio --
     -- Class II Shares                             Class II Shares
   Pioneer Equity Opportunities VCT         SALOMON BROTHERS VARIABLE SERIES
     Portfolio -- Class II Shares              FUNDS INC.
   Pioneer Europe VCT Portfolio --             All Cap Fund -- Class II
     Class II Shares                           Total Return Fund -- Class II


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

       o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

       o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

       o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

       o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday of Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P, GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s)requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o   The Travelers Insurance Company ("TIC")

       o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities

Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities

Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

PIONEER FUNDS DISTRIBUTOR, INC. The Company and TDLLC have entered into a distribution arrangement with Pioneer Funds Distributor, Inc. ("PFD") under which the Company and TDLLC pay PFD a fee of 1.0% of all Purchase Payment made under the Contracts for providing wholesale distribution support in relation to the Pioneer Annuistar line of products. In addition, PFD receives a portion of the administrative, marketing or other support service payments made to the Company or TDLLC by certain of the Underlying Funds. The Pioneer Annuistar line of products feature portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and the portfolios are distributed by PFD, its affiliate. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                -------  --------------  --------------   -----------------
   Money Market Portfolio (8/03)............................   2004        0.994           0.989            2,669,983
                                                               2003        1.000           0.994               91,318

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03)....  2004        1.225           1.283              525,857
                                                               2003        1.000           1.225               15,956

   AIM V.I. Mid Cap Core Equity Fund -- Series II (8/03).....  2004        1.244           1.391               83,381
                                                               2003        1.000           1.244               50,443

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (7/03)............................................   2004        1.216           1.329              987,979
                                                               2003        1.000           1.216               15,562

   Franklin Small Cap Fund -- Class 2 Shares (9/03)..........  2004        1.335           1.465              265,200
                                                               2003        1.000           1.335                7,435

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.338           1.562              542,562
                                                               2003        1.000           1.338                8,952

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)...................................   2004        1.257           1.346              495,772
                                                               2003        1.000           1.257               12,035

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------  -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03)............................................   2004        1.233           1.294              364,735
                                                               2003        1.000           1.233                3,553

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03)............................................   2004        1.413           1.654              765,241
                                                               2003        1.000           1.413                6,739

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2004        0.995           1.010              922,208
                                                               2003        1.000           0.995               78,737

   Pioneer Balanced VCT Portfolio -- Class II Shares (10/03).  2004        1.110           1.143              511,568
                                                               2003        1.000           1.110               13,104

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.510           1.764              431,016
                                                               2003        1.000           1.510               10,089

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.205           1.377            1,018,570
                                                               2003        1.000           1.205               21,997

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)....  2004        1.283           1.493               22,714
                                                               2003        1.000           1.283                   --

   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......  2004        1.213           1.324              447,314
                                                               2003        1.000           1.213               19,404

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.154           1.208              344,922
                                                               2003        1.000           1.154               16,323

   Pioneer High Yield VCT Portfolio -- Class II Shares (8/03)  2004        1.152           1.223            2,750,931
                                                               2003        1.000           1.152               23,361

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------  -------------------
   Pioneer International Value VCT Portfolio -- Class II       2004        1.290           1.504               95,523
   Shares (9/03)............................................
                                                               2003        1.000           1.290                8,905

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.324           1.587              742,777
                                                               2003        1.000           1.324                2,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)...................................   2004        1.021           1.095              377,337

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (5/04)............................................   2004        0.970           1.002               43,189

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2004        1.070           1.074              265,932

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.261           1.681              594,769
                                                               2003        1.000           1.261               11,099

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03)............................................   2004        1.355           1.599              628,747
                                                               2003        1.000           1.355                1,360

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (8/03)............................................   2004        1.285           1.433               37,764
                                                               2003        1.000           1.285                   --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (7/03)............................................   2004        1.089           1.179            2,610,033
                                                               2003        1.000           1.089              286,913

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....  2004        1.192           1.307              565,426
                                                               2003        1.000           1.192               14,987

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................  2004        1.115           1.191              465,551
                                                               2003        1.000           1.115                7,880

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------  -------------------
   Money Market Portfolio (8/03).............................   2004        1.000           0.993               2,496

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (9/03)....   2004        1.000           1.053               4,791

   AIM V.I. Mid Cap Core Equity Fund -- Series II (8/03).....   2004        1.000           1.064                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (7/03).............................................   2004        1.000           1.071                  --

   Franklin Small Cap Fund -- Class 2 Shares (9/03)..........   2004        1.000           1.083               4,717

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)   2004        1.000           1.154               4,481

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (9/03)....................................   2004        1.000           1.051               4,861

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03).............................................   2004        1.000           1.045                  --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (8/03).............................................   2004        1.000           1.167                  --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)............................................   2004        1.000           1.031                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares (10/03).   2004        1.000           1.025                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.294               4,136

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.124                  --

   Pioneer Europe VCT Portfolio -- Class II Shares (9/03)....   2004        1.000           1.176                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------  -------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......   2004        1.000           1.089               6,968

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.080                  --

   Pioneer High Yield VCT Portfolio -- Class II Shares (8/03)   2004        1.000           1.084                  --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.169                  --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.142                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (5/04)....................................   2004        1.000           1.069                  --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (5/04).............................................   2004        1.000           0.991                  --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (4/04)....................................   2004        1.000           1.009                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (7/03).............................................   2004        1.000           1.306                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (9/03).............................................   2004        1.000           1.152                  --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (8/03).............................................   2004        1.000           1.106                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (7/03).............................................   2004        1.000           1.097               6,826

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....   2004        1.000           1.085               7,012

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................   2004        1.000           1.052                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX B
--------------------------------------------------------------------------------

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------   ------------------
   Money Market Portfolio (5/03).............................  2004        0.994           0.989             4,706,703
                                                               2003        1.000           0.994             2,282,924

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)....  2004        1.225           1.283             2,040,147
                                                               2003        1.000           1.225               438,519

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03).....  2004        1.244           1.391               560,861
                                                               2003        1.000           1.244               207,276

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03).............................................  2004        1.216           1.329             2,395,266
                                                               2003        1.000           1.216               490,925

   Franklin Small Cap Fund -- Class 2 Shares (6/03)..........  2004        1.335           1.465               768,240
                                                               2003        1.000           1.335               136,305

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.338           1.562             1,101,088
                                                               2003        1.000           1.338               354,061

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (6/03)....................................  2004        1.257           1.346             1,266,931
                                                               2003        1.000           1.257               388,371

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------   ------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03).............................................  2004        1.233           1.294            1,588,562
                                                               2003        1.000           1.233              553,903

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (6/03).............................................  2004        1.413           1.654            1,845,034
                                                               2003        1.000           1.413              538,318

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (5/03).............................................  2004        0.995           1.010            3,216,889
                                                               2003        1.000           0.995              727,262

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)..  2004        1.110           1.143            2,893,610
                                                               2003        1.000           1.110            1,352,707

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.510           1.764              634,023
                                                               2003        1.000           1.510               99,808

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.205           1.377            2,636,416
                                                               2003        1.000           1.205              764,575

   Pioneer Europe VCT Portfolio -- Class II Shares (6/03)....  2004        1.283           1.493               22,046
                                                               2003        1.000           1.283               12,781

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......  2004        1.213           1.324            5,446,731
                                                               2003        1.000           1.213            2,035,041

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.154           1.208            2,331,294
                                                               2003        1.000           1.154              706,463

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.152           1.223            9,467,773
                                                               2003        1.000           1.152            4,494,810

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------   ------------------
   Pioneer International Value VCT Portfolio -- Class II       2004        1.290           1.504              783,818
   Shares (6/03).............................................
                                                               2003        1.000           1.290              278,342

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.324           1.587            1,605,103
                                                               2003        1.000           1.324              356,319

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)....................................  2004        1.028           1.095               81,850

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04).............................................  2004        1.025           1.002              119,864

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (4/04)....................................  2004        1.061           1.074              105,467

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.261           1.681            1,259,415
                                                               2003        1.000           1.261              507,422

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.355           1.599            1,244,840
                                                               2003        1.000           1.355              477,289

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.285           1.433              172,385
                                                               2003        1.000           1.285               25,055

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (5/03).............................................  2004        1.089           1.179            3,133,140
                                                               2003        1.000           1.089              652,477

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....  2004        1.192           1.307            1,531,084
                                                               2003        1.000           1.192              304,001

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................  2004        1.115           1.191            1,554,939
                                                               2003        1.000           1.115              498,482

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------   ------------------
   Money Market Portfolio (5/03).............................  2004        1.000           0.993                   --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series II (6/03)....  2004        1.000           1.053                   --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (6/03).....  2004        1.000           1.064                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (6/03).............................................  2004        1.000           1.071                   --

   Franklin Small Cap Fund -- Class 2 Shares (6/03)..........  2004        1.000           1.083                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.000           1.154                   --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (6/03)....................................  2004        1.000           1.051                   --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03).............................................  2004        1.000           1.045                   --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (6/03).............................................  2004        1.000           1.167                   --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (5/03).............................................  2004        1.000           1.031                   --

   Pioneer Balanced VCT Portfolio -- Class II Shares (6/03)..  2004        1.000           1.025                   --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.294                   --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.124                   --

   Pioneer Europe VCT Portfolio -- Class II Shares (6/03)....  2004        1.000           1.176                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------   ------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......  2004        1.000           1.089                   --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.080                   --

   Pioneer High Yield VCT Portfolio -- Class II Shares (6/03)  2004        1.000           1.084                   --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.169                   --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.142                   --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)....................................  2004        1.000           1.069                   --

   Pioneer Papp America-Pacific Rim Fund VCT -- Class II
   Shares (4/04).............................................  2004        1.000           0.991                   --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio --
   Class II Shares (4/04)....................................  2004        1.000           1.009                   --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.306                   --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.152                   --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (6/03).............................................  2004        1.000           1.106                   --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (5/03).............................................  2004        1.000           1.097                   --

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....  2004        1.000           1.085                   --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................  2004        1.000           1.052                   --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

        (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE
                              CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Accountants
                      Condensed Financial Information
                      Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
             -------------------------------------------------------------------
Address:
             -------------------------------------------------------------------

             -------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19932                                                              May 2, 2005
                                                                   15423-01-0904

                            TRAVELERS LIFE & ANNUITY
                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                 Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                               SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                                All Cap Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                       Investors Fund - Class I
   Global Growth Fund -- Class 2 Shares                               Large Cap Growth Fund -- Class I
   Growth Fund -- Class 2 Shares                                      Small Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                            THE TRAVELERS SERIES TRUST
DELAWARE VIP TRUST                                                    Convertible Securities Portfolio
   Delaware VIP REIT Series -- Standard Class                         Disciplined Mid Cap Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      Equity Income Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --      Federated High Yield Portfolio
     Initial Shares                                                   Large Cap Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders             Managed Allocation Series: Aggressive Portfolio
     Portfolio -- Initial Shares                                      Managed Allocation Series: Conservative Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                       Managed Allocation Series: Moderate Portfolio
   Mercury Global Allocation V.I. Fund -- Class III(1)                Managed Allocation Series: Moderate-Aggressive Portfolio
   Mercury Value Opportunities V.I. Fund -- Class III(2)              Managed Allocation Series: Moderate-Conservative Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Mercury Large Cap Core Portfolio(3)
   Mutual Shares Securities Fund -- Class 2 Shares                    MFS Mid Cap Growth Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares     MFS Value Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                Mondrian International Stock Portfolio(4)
   Templeton Growth Securities Fund -- Class 2 Shares                 Pioneer Fund Portfolio(5)
GREENWICH STREET SERIES FUND                                          Pioneer Mid Cap Value Portfolio
   Equity Index Portfolio -- Class II Shares                          Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund --                Style Focus Series: Small Cap Growth Portfolio
     Class I Shares                                                   Style Focus Series: Small Cap Value Portfolio
   Salomon Brothers Variable Growth & Income Fund --                  Travelers Quality Bond Portfolio
     Class I Shares                                                   U.S. Government Securities Portfolio
JANUS ASPEN SERIES                                                 TRAVELERS SERIES FUND INC.
   Global Technology Portfolio - Service Shares                       AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                        MFS Total Return Portfolio
   Lazard Retirement Small Cap Portfolio                              Pioneer Strategic Income Portfolio
LORD ABBETT SERIES FUND, INC.                                         SB Adjustable Rate Income Portfolio Smith Barney Class
   Growth and Income Portfolio                                        Strategic Equity Portfolio
   Mid-Cap Value Portfolio                                         VAN KAMPEN LIFE INVESTMENT TRUST
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Comstock Portfolio Class II Shares
   Oppenheimer Main Street Fund/VA -- Service Shares               VARIABLE INSURANCE PRODUCTS FUND
PIMCO VARIABLE INSURANCE TRUST                                        Contrafund(R) Portfolio -- Service Class 2
   Real Return Portfolio -- Administrative Class                      Mid Cap Portfolio -- Service Class 2
   Total Return Portfolio -- Administrative Class
--------------

(1)   Formerly Merrill Lynch Global Allocation V.I. Fund --        (4) Formerly Lazard International Stock Portfolio
      Class III                                                    (5) Formerly Utilities Portfolio
(2)   Formerly Merrill Lynch Value Opportunities V.I. Fund --
      Class III
(3)   Formerly Merrill Lynch Large Cap Core Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...............................................    3         The Annuity Period.....................................  52
Summary................................................    5            Maturity Date.......................................  52
Fee Table..............................................    9            Allocation of Annuity...............................  52
Condensed Financial Information........................   17            Variable Annuity....................................  52
The Annuity Contract...................................   17            Fixed Annuity.......................................  53
   Contract Owner Inquiries............................   18         Payment Options........................................  53
   Purchase Payments...................................   18            Election of Options.................................  53
   Purchase Payment Credits............................   19            Annuity Options.....................................  54
   Accumulation Units..................................   20            Variable Liquidity Benefit..........................  54
   The Variable Funding Options........................   20         Miscellaneous Contract Provisions......................  54
The Fixed Account......................................   26            Right to Return.....................................  54
Charges and Deductions.................................   26            Termination.........................................  55
   General.............................................   26            Required Reports....................................  55
   Withdrawal Charge...................................   27            Suspension of Payments..............................  55
   Free Withdrawal Allowance...........................   27         The Separate Accounts..................................  55
   Transfer Charge.....................................   28            Performance Information.............................  56
   Administrative Charges..............................   28         Federal Tax Considerations...............................56
   Mortality and Expense Risk Charge...................   28            General Taxation of Annuities.........................56
   Variable Liquidity Benefit Charge...................   28            Types of Contracts: Qualified and Non-qualified.......57
   Enhanced Stepped-Up Provision Charge................   29            Qualified Annuity Contracts...........................57
   Guaranteed Minimum Withdrawal Benefit                                  Taxation of Qualified Annuity Contracts.............57
    Charge.............................................   29              Mandatory Distributions for Qualified Plans.........57
   Guaranteed Minimum Accumulation Benefit                              Non-qualified Annuity Contracts.......................58
    Charge.............................................   29              Diversification Requirements for
   Variable Funding Option Expenses....................   29                Variable Annuities................................58
   Premium Tax.........................................   29              Ownership of the Investments........................58
   Changes in Taxes Based upon                                            Taxation of Death Benefit Proceeds..................59
     Premium or Value..................................   29            Other Tax Considerations..............................59
Transfers..............................................   29              Treatment of Charges for Optional
   Market Timing/Excessive Trading.....................   30                Benefits..........................................59
   Dollar Cost Averaging...............................   31              Penalty Tax for Premature Distribution..............59
Access to Your Money...................................   32              Puerto Rico Tax Considerations......................59
   Systematic Withdrawals..............................   32              Non-Resident Aliens.................................59
Ownership Provisions...................................   33         Other Information......................................  60
   Types of Ownership..................................   33            The Insurance Companies.............................  60
     Contract Owner....................................   33            Financial Statements................................  60
     Beneficiary.......................................   33            Distribution of Variable Annuity Contracts..........  60
     Annuitant.........................................   33            Conformity with State and Federal Laws..............  62
Death Benefit..........................................   34            Voting Rights.......................................  62
   Death Proceeds before the Maturity Date.............   34            Restrictions on Financial Transactions..............  63
   Enhanced Stepped-Up Provision.......................   36            Legal Proceedings and Opinions......................  63
   Payment of Proceeds.................................   37         Appendix A: Condensed Financial Information
   Spousal Contract Continuance........................   38            for Travelers Insurance Company: Separate
   Beneficiary Contract Continuance....................   39              Account Eleven.....................................A-1
   Planned Death Benefit...............................   39         Appendix B: Condensed Financial Information
   Death Proceeds after the Maturity Date..............   40            for Travelers Life and Annuity Company:
 Living Benefits.......................................   40              Separate Account Twelve............................B-1
   Guaranteed Minimum Withdrawal Benefit...............   40         Appendix C: The Fixed Account.......................... C-1
   Guaranteed Minimum Accumulation Benefit.............   45         Appendix D: Nursing Home Waiver ....................... D-1
                                                                     Appendix E: Contents of the Statement
                                                                        of Additional Information........................... E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

As of May 2, 2005, the contract is not available for purchase if the owner or Annuitant is age 81 or older. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o PURCHASE PAYMENT CREDITS. For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

           For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

           The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE................................................  8%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

      TRANSFER CHARGE................................................... $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE................................  8%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................  $40(4)


---------------------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(2)    We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                              -------------------------- ------------------------  ------------------------
Mortality and Expense Risk Charge..........            1.40%                      1.55%                   1.75%
Administrative Expense Charge..............            0.15%                      0.15%                   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............            1.55%                      1.70%                   1.90%
Optional E.S.P. Charge.....................            0.20%                      0.20%                   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................            1.75%                      1.90%                   2.10%
Optional GMAB Charge.......................            0.50%                      0.50%                   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................            2.05%                      2.20%                   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)................            2.25%                      2.40%                   2.60%
Optional GMWB I Charge.....................            0.40%(6)                   0.40%(6)                0.40%(6)
Optional GMWB II Charge....................            0.50%(6)                   0.50%(6)                0.50%(6)
Optional GMWB III Charge...................            0.25%                      0.25%                   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................            1.95%                      2.10%                   2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................            2.05%                      2.20%                   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................            1.80%                      1.95%                   2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................            2.15%                      2.30%                   2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................            2.25%                      2.40%                   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............            2.00%                      2.15%                   2.35%

---------------------------------
(5)    GMAB and GMWB cannot both be elected.

(6)    The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)                   0.41%                          1.79%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                               CONTRACTUAL          NET TOTAL
                                                    AND/OR                  TOTAL ANNUAL    FEE WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES    EXPENSES      REIMBURSEMENT          EXPENSES
----------------                  ----------    ---------------  --------   ------------   --------------        ---------
Capital Appreciation Fund.....       0.70%            --           0.08%       0.78%            --                     --(1)(32)
High Yield Bond Trust.........       0.45%            --           0.18%       0.63%            --                     --(2)(32)
Managed Assets Trust..........       0.50%            --           0.11%       0.61%            --                     --(18)(32)
Money Market Portfolio........       0.32%            --           0.10%       0.42%            --                     --(18)(32)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*+................       0.75%          0.25%         0.05%        1.05%            --                  1.05%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........       0.61%          0.25%         0.04%        0.90%            --                     --(32)
   Growth Fund --
     Class 2 Shares*..........       0.35%          0.25%         0.01%        0.61%            --                  0.61%
   Growth-Income Fund --
     Class 2 Shares*..........       0.29%          0.25%         0.02%        0.56%            --                     --(32)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........       0.74%            --           0.10%       0.84%            --                  0.84%(4)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares...........       0.75%            --           0.04%       0.79%            --                  0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................       0.75%            --           0.04%       0.79%            --                  0.79%
FAM VARIABLE SERIES FUNDS,
   INC.
   Mercury Global Allocation
     V.I. Fund -- Class III*...      0.65%          0.25%         0.11%        1.01%            --                  1.01%
   Mercury Value
     Opportunities V.I. Fund
     -- Class III*.............      0.75%          0.25%         0.07%        1.07%            --                  1.07%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*...      0.60%          0.25%         0.15%        1.00%            --                  1.00%(5)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*........      1.25%          0.25%         0.29%        1.79%            --                  1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................       0.68%          0.25%         0.19%        1.12%           0.05%                 1.07%(6)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................       0.79%          0.25%         0.07%        1.11%            --                  1.11%(7)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........       0.31%          0.25%         0.03%        0.59%            --                  0.59%

                                                 DISTRIBUTION                               CONTRACTUAL          NET TOTAL
                                                    AND/OR                  TOTAL ANNUAL    FEE WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES    EXPENSES      REIMBURSEMENT          EXPENSES
----------------                  ----------    ---------------  --------   ------------   --------------        ---------
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........       0.87%            --          0.17%        1.04%            --                  1.04%(8)
   Salomon Brothers Variable
     Growth & Income Fund --
   Class I Shares.............       0.65%            --          0.44%        1.09%          0.02%                 1.07%(9)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........       0.55%          0.25%         0.01%        0.81%            --                  0.81%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................       0.64%          0.25%         0.25%        1.14%            --                  1.14%
   Global Technology
     Portfolio -- Service
     Shares*..................       0.64%          0.25%         0.07%        0.96%            --                  0.96%
   Worldwide Growth
     Portfolio -- Service
     Shares*+.................       0.60%          0.25%         0.03%        0.88%            --                  0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........       0.75%          0.25%         0.37%        1.37%            --                  1.37%(10)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio       0.50%            --          0.39%        0.89%            --                  0.89%
   Mid-Cap Value Portfolio....       0.75%            --          0.42%        1.17%            --                  1.17%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*      0.66%          0.25%         0.01%        0.92%            --                  0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%          0.15%         0.26%        0.66%            --                  0.65%(11)
   Total Return Portfolio --
     Administrative Class*....       0.25%          0.15%         0.25%        0.65%            --                  0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund --
     Class IB Shares*+........       0.75%          0.25%         0.19%        1.19%            --                  1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..      0.77%          0.25%         0.10%        1.12%            --                  1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I.....      0.81%            --          0.08%        0.89%            --                  0.89%(12)
   Investors Fund -- Class I...      0.68%            --          0.09%        0.77%            --                  0.77%(13)
   Large Cap Growth Fund --
     Class I..................       0.71%            --          0.86%        1.57%            --                     --(14)(32))
   Small Cap Growth Fund --
     Class I..................       0.75%            --          0.28%        1.03%            --                  1.03%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................       0.60%            --          0.15%        0.75%            --                     --(18)(32)
   Disciplined Mid Cap Stock
     Portfolio................       0.70%            --          0.12%        0.82%            --                     --(18)(32)
   Equity Income Portfolio....       0.73%            --          0.11%        0.84%            --                     --(15)(32)
   Federated High Yield
     Portfolio................       0.65%            --          0.22%        0.87%            --                     --(18)(32)
   Federated Stock Portfolio+.       0.63%            --          0.31%        0.94%            --                     --(18)(32)
   Large Cap Portfolio........       0.75%            --          0.11%        0.86%            --                  0.86%(15)
   Managed Allocation Series:
     Aggressive Portfolio.....       0.15%            --          0.26%        0.41%          0.06%                 0.35%(16)

                                                 DISTRIBUTION                               CONTRACTUAL          NET TOTAL
                                                    AND/OR                  TOTAL ANNUAL    FEE WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES    EXPENSES      REIMBURSEMENT          EXPENSES
----------------                  ----------    ---------------  --------   ------------   --------------        ---------
   Managed Allocation Series:
     Conservative Portfolio...       0.15%            --           0.26%       0.41%         0.06%                  0.35%(16)
   Managed Allocation Series:
     Moderate Portfolio.......       0.15%            --           0.26%       0.41%         0.06%                  0.35%(16)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................       0.15%            --           0.26%       0.41%         0.06%                  0.35%(16)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................       0.15%            --           0.26%       0.41%         0.06%                  0.35%(16)
   Mercury Large Cap Core
     Portfolio................       0.79%            --           0.16%       0.95%           --                      --(17)(32)
   MFS Mid Cap Growth
     Portfolio................       0.75%            --           0.13%       0.88%           --                      --(19)(32)
   MFS Value Portfolio........       0.72%            --           0.39%       1.11%           --                      --(20)(32)
   Mondrian International
     Stock Portfolio..........       0.72%            --           0.19%       0.91%           --                      --(21)(32)
   Pioneer Fund Portfolio.....       0.75%            --           0.37%       1.12%           --                      --(22)(32)
   Pioneer Mid Cap Value
     Portfolio................       0.75%            --           0.43%       1.18%         0.18%                  1.00%(23)
   Social Awareness Stock
     Portfolio................       0.61%            --           0.14%       0.75%           --                      --(24)(32)
   Style Focus Series: Small
     Cap Growth Portfolio.....       0.85%            --           0.43%       1.28%         0.18%                  1.10%(25)
   Style Focus Series: Small
     Cap Value Portfolio......       0.83%            --           0.43%       1.26%         0.16%                  1.10%(26)
   Travelers Quality Bond
     Portfolio................       0.32%            --           0.12%       0.44%           --                      --(18)(32)
   U.S. Government Securities
     Portfolio................       0.32%            --           0.11%       0.43%           --                      --(18)(32)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --           0.05%       0.85%           --                   0.85%
   MFS Total Return Portfolio.       0.77%            --           0.02%       0.79%           --                   0.79%(27)
   Pioneer Strategic Income
     Portfolio................       0.75%            --           0.15%       0.90%           --                   0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................       0.60%          0.25%          0.46%       1.31%           --                   1.31%
   Strategic Equity Portfolio.       0.80%            --           0.05%       0.85%           --                   0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............       0.57%          0.25%          0.04%       0.86%           --                   0.86%
   Enterprise Portfolio Class
     II Shares*+..............       0.50%          0.25%          0.13%       0.88%           --                      --(28)(32)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.11%       0.93%           --                      --(29)(32)
   Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*+........       0.58%          0.25%          0.38%       1.21%           --                      --(30)(32)
   Mid Cap Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.14%       0.96%           --                      --(31)(32)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES
(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints:
       0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.65% to the following breakpoints:
       0.65% on first $1 billion of net assets; 0.60% on next $1 billion; 0.55% on next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets in excess of $4 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(13) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(14) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(15) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(16) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(17) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
       (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
       (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(21) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
       0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(22) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(23) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(24) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(28) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(30) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%.

(31) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(32) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE             NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT         OPERATING EXPENSES
        -----------------                                                        --------------------    ----------------------
        Capital Appreciation Fund..........................................             0.01%                    0.77%
        High Yield Bond Trust..............................................             0.03%                    0.60%
        Managed Assets Trust...............................................             0.01%                    0.60%
        Money Market Portfolio.............................................             0.02%                    0.40%
        Global Growth Fund -- Class 2 Shares...............................             0.01%                    0.89%
        Growth-Income Fund -- Class 2 Shares...............................             0.01%                    0.55%
        Large Cap Growth Fund -- Class I...................................             0.57%                    1.00%
        Convertible Securities Portfolio...................................             0.01%                    0.74%
        Disciplined Mid Cap Stock Portfolio................................             0.02%                    0.80%
        Equity Income Portfolio............................................             0.01%                    0.83%
        Federated High Yield Portfolio.....................................             0.04%                    0.83%
        Federated Stock Portfolio..........................................             0.11%                    0.83%

                                                                                     VOLUNTARY FEE
                                                                                     WAIVER AND/OR
                                                                                        EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                         ----------------------    ----------------------
        Mercury Large Cap Core Portfolio...................................              0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................              0.02%                     0.86%
        MFS Value Portfolio................................................              0.11%                     1.00%
        Mondrian International Stock Portfolio.............................              0.02%                     0.89%
        Pioneer Fund Portfolio.............................................              0.13%                     0.99%
        Social Awareness Stock Portfolio...................................              0.04%                     0.71%
        Travelers Quality Bond Portfolio...................................              0.02%                     0.42%
        U.S. Government Securities Portfolio...............................              0.01%                     0.42%
        Enterprise Portfolio Class II Shares...............................              0.03%                     0.85%
        Contrafund(R) Portfolio -- Service Class 2.........................              0.02%                     0.91%
        Dynamic Capital Appreciation Portfolio -- Service Class 2..........              0.19%                     1.02%
        Mid Cap Portfolio -- Service Class 2...............................              0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).


                                            IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------    --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses............      1292     2278      3066        4941        492      1478      2466      4941
Underlying Fund with Minimum Total
Annual Operating Expenses............      1157     1886      2437        3811        357      1086      1837      3811

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I ("GMWB I") (assuming the current 0.40% charge applies).


                                            IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------    --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses............      1234     2110      2798        4471       434      1310       2198      4471
Underlying Fund with Minimum Total
Annual Operating Expenses............      1097     1710      2149        3263       297       910       1549      3263

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).


                                            IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------    --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses...........      1243     2138       2843        4552       443       1338     2243       4552
Underlying Fund with Minimum Total
Annual Operating Expenses...........      1107     1740       2197        3357       307       940      1597       3357

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).


                                            IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------    --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses...........      1219     2067       2730        4349       419       1267     2130       4349
Underlying Fund with Minimum Total
Annual Operating Expenses...........      1082     1666       2075        3120       282       866      1475       3120

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.


                                            IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------   -------   -------    --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..........      1243      2138       2843        4552        443      1338      2243      4552
Underlying Fund with Minimum Total
Annual Operating Expenses..........      1107      1740       2197        3357        307      940       1597      3357

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Portfolio Architect Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Annual Step Up Death Benefit                                                 79
      Roll-Up Death Benefit                                                        75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

       (a)    you return your Contract during the right to return period;

       (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

       (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset Class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Large Cap Growth     Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B+                aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      Capital Research and Management Co.
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                       total return with capital appreciation
                                          as a secondary objective.  The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital. Current income is a secondary
                                          objective. The Fund normally invests in
                                          common stocks of established companies.

   Dreyfus Variable Investment Fund --    Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --      The Fund normally invests in companies
     Initial Shares                       with market capitalizations of less
                                          than $2 billion at the time of purchase.

FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.         Seeks high total investment return. The     Merrill Lynch Investment Managers, L.P.
     Fund -- Class III                    Fund normally invests in a portfolio of     d/b/a/ Mercury Advisors
                                          equity, debt and money market securities,
                                          primarily of corporate and
                                          governmental issuers located around
                                          the world.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Mercury Value Opportunities V.I.       Seeks long-term growth of capital. The      Merrill Lynch Investment Managers, L.P.
     Fund -- Class III                    Fund normally invests in common stocks      d/b/a Mercury Advisors
                                          of small cap companies and emerging
                                          growth companies believed to have
                                          special investment value.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in U.S. equity securities, and
                                          substantially in undervalued stocks,
                                          risk arbitrage securities and
                                          distressed companies.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2 Shares     The Fund normally invests at least 80%
                                          of its net assets in the emerging
                                          market investments, and invests
                                          primarily to predominantly in equity
                                          securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II     Seeks investment results that, before       Travelers Investment Management
     Shares                               expenses, correspond to the price and       Company
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
     Aggressive Growth Fund -- Class I    normally invests in common stocks of        Inc.
     Shares                               companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Salomon Brothers Variable Growth &     Seeks income and long-term capital          Salomon Brothers Asset Management,
     Income Fund -- Class I Shares        growth. The Fund normally invests in        Inc.
                                          equity securities that provide dividend
                                          or interest income and non-income
                                          producing stocks for potential
                                          appreciation in value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management, LLC
     Shares+                              consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Global Life Sciences Portfolio --      Seeks long-term growth of capital. The      Janus Capital Management, LLC
     Service Shares+                      Fund normally invests in securities of
                                          companies with a life science (e.g.
                                          health, personal care, pharmaceuticals)
                                          orientation.

   Global Technology Portfolio --         Seeks long-term growth of capital. The      Janus Capital Management, LLC
     Service Shares                       Fund normally invests in securities of
                                          companies that are expected to benefit
                                          from advances or improvements in
                                          technology.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital Management, LLC
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund primarily
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                       growth in the value of its shares as
                                          well as current income) from equity and
                                          debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             invests mainly in common stocks of
                                          companies outside the United States
                                          that Putnam Management believes have
                                          investment potential.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      invests mainly in common stocks of
                                          U.S. companies, with a focus on value
                                          stocks. Value stocks are those that
                                          Putnam Management believes are
                                          currently undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                          normally invests in common stocks and       Inc.
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          Salomon Brothers Asset Management,
                                          Secondarily seeks current income. The       Inc.
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital. The      Salomon Brothers Asset Management,
                                          Fund normally invests in equity             Inc.
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      Salomon Brothers Asset Management,
                                          Fund normally invests in equity             Inc.
                                          securities of companies with small
                                          market capitalizations.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in the equity              International Company LLC
                                          securities of companies with mid-size       Subadviser: Travelers Investment
                                          market capitalizations.                     Management Company

   Equity Income Portfolio                Seeks reasonable income by investing        Travelers Asset Management
                                          primarily in income producing equity        International Company LLC
                                          securities. In choosing these
                                          securities, the fund will also consider     Subadviser: Fidelity Management &
                                          the potential for capital appreciation.     Research Company
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Federated High Yield Portfolio         Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC
                                          investment-grade bonds and debt             Subadviser: Federated Investment
                                          securities.                                 Management Company

   Federated Stock Portfolio+             Seeks growth of income and capital. The     Travelers Asset Management
                                          Fund normally invests in equity             International Company LLC
                                          securities of high quality companies.       Subadviser: Federated Equity
                                                                                      Management Company of Pennsylvania

   Large Cap Portfolio                    Seeks long term growth of capital. The      Travelers Asset Management
                                          Fund normally invests in the securities     International Company LLC
                                          of companies with large market              Subadviser: Fidelity Management &
                                          capitalizations.                            Research Company

   Managed Allocation Series:             Seeks long-term growth of capital. The      Travelers Asset Management
     Aggressive Portfolio                 Fund normally invests in other              International Company LLC
                                          investment companies ("Underlying           Subadviser: Deutsche Investment
                                          Funds") that invest primarily in equity     Management Americas Inc.
                                          securities.

   Managed Allocation Series:             Seeks a high level of current income        Travelers Asset Management
     Conservative Portfolio               with some consideration given to growth     International Company LLC
                                          of capital. The Fund normally invests       Subadviser: Deutsche Investment
                                          in other investment companies               Management Americas Inc.
                                          ("Underlying Funds") that invest in
                                          both equity and debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of     Travelers Asset Management
     Moderate Portfolio                   current income and growth of capital,       International Company LLC
                                          with a greater emphasis on growth of        Subadviser: Deutsche Investment
                                          capital. The Fund normally invests in       Management Americas Inc.
                                          other investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Managed Allocation Series:             Seeks long-term growth of capital. The      Travelers Asset Management
     Moderate-Aggressive Portfolio        Fund normally invests in other              International Company LLC
                                          investment companies ("Underlying           Subadviser: Deutsche Investment
                                          Funds") that invest in both equity and      Management Americas Inc.
                                          debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of     Travelers Asset Management
     Moderate-Conservative Portfolio      current income and growth of capital,       International Company LLC
                                          with a greater emphasis on income. The      Subadviser: Deutsche Investment
                                          Fund normally invests in other              Management Americas Inc.
                                          investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Mercury Large Cap Core Portfolio       Seeks long-term capital growth. The         Travelers Asset Management
                                          Fund normally invests in a diversified      International Company LLC
                                          portfolio of equity securities of large     Subadviser: Merrill Lynch
                                          cap companies.                              Investment Managers, L.P.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      Travelers Asset Management
                                          Fund normally invests in equity             International Company LLC
                                          securities of companies with medium         Subadviser: Massachusetts
                                          market capitalization.                      Financial Services

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   MFS Value Portfolio                    Seeks capital appreciation and              Travelers Asset Management
                                          reasonable income. The Fund normally        International Company LLC
                                          invests in income producing equity          Subadviser: Massachusetts
                                          securities of companies believed to be      Financial Services
                                          undervalued in the market.

   Mondrian International Stock           Seeks capital appreciation. The Fund        Travelers Asset Management
     Portfolio                            normally invests in equity securities       International Company LLC
                                          of relatively large non-U.S. companies.     Subadviser: Mondrian Investment
                                                                                      Partners Ltd.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         Travelers Asset Management
                                          growth. The Fund invests in equity          International Company LLC
                                          securities, primarily of U.S. issuers.      Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Mid Cap Value Portfolio        Seeks capital appreciation. The Fund        Travelers Asset Management
                                          normally invests in the equity              International Company LLC
                                          securities of mid-size companies.           Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment income.
                                          The Fund normally invests in equity
                                          securities of large and mid-size
                                          companies that meet certain investment
                                          and social criteria.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        Travelers Asset Management
     Growth Portfolio                     normally invests in common stocks and       International Company LLC
                                          other equity securities of small U.S.       Subadviser: Travelers Investment
                                          companies.                                  Management Company and Janus Capital
                                                                                      Management LLC

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                      normally invests in common stocks and       International Company LLC
                                          other equity securities of small U.S.       Subadviser: Travelers Investment
                                          companies.                                  Management Company and Dreman
                                                                                      Value Management L.L.C.

   Travelers Quality Bond Portfolio       Seeks current income and total return       Travelers Asset Management International
                                          with moderate capital volatility. The       Company LLC
                                          Fund normally invests in investment-
                                          grade bonds and debt securities.

   U.S. Government Securities Portfolio   Seeks current income, total return and      Travelers Asset Management International
                                          high credit quality. The Fund normally      Company LLC
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        Subadviser:  AIM Capital
                                          companies that are likely to benefit        Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       Travelers Investment Adviser Inc.
                                          with the prudent employment of capital.     Subadviser: Massachusetts
                                          Secondarily, seeks growth of capital        Financial Services
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income. The Fund         Travelers Investment Adviser Inc.
                                          normally invests in debt securities and     Subadviser: Pioneer Investment
                                          has the flexibility to invest in a          Management, Inc.
                                          broad range of issuers and segments of
                                          the debt securities market.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                          equity securities.                          Research Company

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                              normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by     Fidelity Management & Research
     Class 2                              investing in common stocks of companies     Company
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Dynamic Capital Appreciation           Seeks capital appreciation by investing     Fidelity Management & Research
     Portfolio -- Service Class 2+        in common stocks of domestic and            Company
                                          foreign issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by        Fidelity Management & Research
                                          investing in common stocks of companies     Company
                                          with medium market capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o      the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o      other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

             YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
        ---------------------------------------------  ------------------------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years                3 years                  8%
                 3 years                4 years                  7%
                 4 years                5 years                  6%
                 5 years                6 years                  5%
                 6 years                7 years                  4%
                 7 years                8 years                  3%
                 8 years                9 years                  2%
                 9 years+                                        0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)    any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

       o      under the Managed Distribution Program or

       o under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase

Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1)    from the distribution of death proceeds;

       (2)    after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
     ---------------------------------------------  ------------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years                3 years                  8%
              3 years                4 years                  7%
              4 years                5 years                  6%
              5 years                6 years                  5%

          YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
      ---------------------------------------------  ------------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
               6 years                7 years                  4%
               7 years                8 years                  3%
               8 years                9 years                  2%
               9 years+                                        0%

(Please refer to "Payment Options" for a description of this benefit.)

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

              o      the dollar amount you request to transfer;

              o the number of transfers you made within the previous three months;

              o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

              o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

              o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

              o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o      the death benefit will not be payable upon the Annuitant's death

o      the Contingent Annuitant becomes the Annuitant

o      all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o      Standard Death Benefit

       o      Annual Step-Up Death Benefit

       o      Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1)    your Contract Value on the Death Report Date, or

       (2)    your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1)    your Contract Value on the Death Report Date,

       (2)    your Adjusted Purchase Payment described below or*

       (3)    the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o     the Contract Value on the Death Report Date;
                                                           o     your Adjusted Purchase Payment, described
                                                                 below*;
                                                           o     the Step-Up Value, if any, described below, or
                                                           o     the Roll-Up Death Benefit Value, described below

-------------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the              o     the Contract Value on the Death Report Date;
death benefit will be the greatest of:                           your Adjusted Purchase Payment, described
                                                           o     below*;
                                                           o     the Step-Up Value, if any, as described below, or
                                                           o     the Roll-Up Death Benefit Value, described below,
                                                                 on the Annuitant's 80th birthday, plus any
                                                                 additional Purchase Payments and minus any partial
                                                                 surrender reductions (as described below) that
                                                                 occur after the Annuitant's 80th birthday

-------------------------------------------------------------------------------------------------------------------------------

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)     is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Standard, Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as
                                                                                                              death of the
                                                                                                              owner in these
                                                                                                              circumstances.)

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o      transfer ownership

       o      take a loan

       o      make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

----------------------------------------------------------------------------------------------------------------------------

NAME OF RIDER:                         GMWB I                         GMWB II                         GMWB III

----------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Principal                       Principal                       Principal
                                      Guarantee                       Guarantee                    Guarantee Value

----------------------------------------------------------------------------------------------------------------------------

AVAILABILITY:               Not available for purchase       Available on or after March      Available on or after March
                            on or after March 21, 2005,        21, 2005 if approved in          21, 2005 if approved in
                              unless  GMWB II is not                  your state                       your state
                              approved in your state
----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you have elected a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

----------------------------------------------------------------------------------------------------------------------------
                                                                           GMWB I             GMWB II          GMWB III
----------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 3rd anniversary after        5% of RBB          5% of RBB        5% of RBB
you purchase GMWB:
----------------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal AFTER the 3rd anniversary after        10% of RBB         10% of RBB        5% of RBB
you purchase GMWB:
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by
              3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                 AWB (5%)         VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR     $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
TO WITHDRAWAL
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000 X(1-
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=       88,901/100,000)=
                                         8,203                  500                            $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $111,900          $90,000               $4,500          $80,100          $88,901              $4,445
--------------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                 AWB (5%)         VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $111,900           91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X               [100,000 - (100,000       [5,000 X
                                   X 10,000/121,900)]    91,797/100,000)]                 X 10,000/90,100)]    (88,901/100,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,203                $410           $10,000          $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                     o      a qualified retirement plan (Code Section 401),

                     o      a tax-sheltered annuity (Code Section 403(b)),

                     o      an individual retirement account (Code Sections
                            408(a)),

                     o      an individual retirement annuity (Code Section
                            408(b)), or

                     o      a qualified deferred compensation plan (Code Section
                            457).

              Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

              You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and

              AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

  ------------------------------------------------------------------------------
                             GMWB I          GMWB II          GMWB III
  ------------------------------------------------------------------------------
  Current Annual              0.40%           0.50%            0.25%
  Charge
  ------------------------------------------------------------------------------
  Maximum Annual Charge       1.00%           1.00%             N/A
  After a Reset
  ------------------------------------------------------------------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a

GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

  ------------------------------------------------------------------------------------------------------------------------
                                        GMWB I                         GMWB II                        GMWB III
  ------------------------------------------------------------------------------------------------------------------------
  AWB                        5% of RBB if first withdrawal  5% of RBB if first withdrawal            5% of RBB
                                before 3rd anniversary          before 3rd anniversary
                            10% of RBB if first withdrawal       10% of RBB if first
                                 after 3rd anniversary           withdrawal after 3rd
                                                                     anniversary
  ------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                          0.40%                          0.50%                          0.25%
  ------------------------------------------------------------------------------------------------------------------------
  RESET                                   Yes                            Yes                             No
  ------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                   No                      Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
  ------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                 No                             Yes                            Yes
  ------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                 No                             Yes                            Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
  ------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                              EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ---------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                     ---------------------------------------------------------------------------------------------------------
                                       BASE CALCULATION                                    BASE CALCULATION
                      CONTRACT VALUE        AMOUNT       BENEFIT BASE    CONTRACT VALUE         AMOUNT         BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000      Not Applicable      $104,500          $100,000       Not Applicable
------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $120,175          $100,000         $100,000         $88,825           $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                             $11,175(2)
------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                                     EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
                     ---------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------------------------------------------------------------
                                           PURCHASE     BASE CALCULATION                       PURCHASE      BASE CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE      PAYMENT            AMOUNT
------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000         $100,000         $104,500          $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000         $120,000       Not Applicable       $100,000
------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,450          $10,000          $110,000         $130,450          $10,000           $100,000
------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                               EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    REDUCTION TO BASE
                               VALUE             AMOUNT               AMOUNT             REDUCTION         CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,175          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                      10,000/120,175]
WITHDRAWAL                    $110,175          $90,000               $10,000               $8,321               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    REDUCTION TO BASE
                               VALUE             AMOUNT               AMOUNT             REDUCTION         CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $88,825          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                       10,000/88,825]
WITHDRAWAL                     $78,825          $88,742               $10,000              $11,258               $11,258
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                            CLASS B SUBACCOUNTS/
                     CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                     UNDERLYING FUNDS
----------------------------------------------------------------------------------  --------------------------------------------
Capital Appreciation Fund                  PUTNAM VARIABLE TRUST                    High Yield Bond Trust
Managed Assets Trust                          Putnam VT Small Cap Value Fund --     Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES                 Class IB Shares                     PIMCO VARIABLE INSURANCE TRUST
   Global Growth Fund -- Class 2 Shares    SALOMON BROTHERS VARIABLE SERIES            Real Return Portfolio -- Administrative
   Growth Fund -- Class 2 Shares              FUNDS INC.                                 Class
   Growth-Income Fund -- Class 2 Shares       All Cap Fund -- Class I                  Total Return Portfolio -- Administrative
DELAWARE VIP TRUST                            Investors Fund -- Class I                  Class
   Delaware VIP REIT Series -- Standard       Large Cap Growth Fund -- Class I      THE TRAVELERS SERIES TRUST
     Class                                    Small Cap Growth Fund -- Class I         Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND           THE TRAVELERS SERIES TRUST                  Travelers Quality Bond Portfolio
   Dreyfus Variable Investment Fund --        Convertible Securities Portfolio         U.S. Government Securities Portfolio
     Appreciation Portfolio -- Initial        Disciplined Mid Cap Stock Portfolio   TRAVELERS SERIES FUND INC.
     Shares                                   Equity Income Portfolio                  Pioneer Strategic Income Portfolio
   Dreyfus Variable Investment Fund --        Large Cap Portfolio                      SB Adjustable Rate Income Portfolio
     Developing Leaders Portfolio --          Managed Allocation Series: Aggressive      Smith Barney Class
     Initial Shares                             Portfolio
FAM VARIABLE SERIES FUNDS, INC.               Managed Allocation Series:
   Mercury Global Allocation V.I. Fund --       Conservative Portfolio
     Class III                                Managed Allocation Series: Moderate
   Mercury Value Opportunities V.I.             Portfolio
     Fund -- Class III                        Managed Allocation Series: Moderate-
FRANKLIN TEMPLETON VARIABLE INSURANCE          Aggressive Portfolio
   PRODUCTS TRUST                             Managed Allocation Series: Moderate
   Mutual Shares Securities Fund --             - Conservative Portfolio
     Class 2 Shares                           Mercury Large Cap Core Portfolio
   Templeton Developing Markets               MFS Mid Cap Growth Portfolio
     Securities Fund -- Class 2 Shares        MFS Value Portfolio
   Templeton Foreign Securities Fund --       Mondrian International Stock Portfolio
     Class 2 Shares                           Pioneer Fund Portfolio
   Templeton Growth Securities Fund --        Pioneer Mid Cap Value Portfolio
     Class 2 Shares                           Social Awareness Stock Portfolio
GREENWICH STREET SERIES FUND                  Style Focus Series: Small Cap Growth
   Equity Index Portfolio -- Class II Shares    Portfolio
   Salomon Brothers Variable Aggressive       Style Focus Series: Small Cap Value
     Growth Fund -- Class I Shares              Portfolio
   Salomon Brothers Variable Growth &      TRAVELERS SERIES FUND INC.
     Income Fund -- Class I Shares            AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                            MFS Total Return Portfolio
   Global Technology Portfolio -- Service     Strategic Equity Portfolio
     Shares                                VAN KAMPEN LIFE INVESTMENT TRUST
LAZARD RETIREMENT SERIES, INC.                Comstock Portfolio Class II
   Lazard Retirement Small Cap                  Shares
     Portfolio                             VARIABLE INSURANCE PRODUCTS FUND
LORD ABBETT SERIES FUND, INC.                 Contrafund(R) Portfolio -- Service Class 2
   Growth and Income Portfolio                Mid Cap Portfolio -- Service Class 2
   Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --
     Service Shares


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for nonqualified contracts and the Annuitant's 70th birthday for qualified contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

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On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the

                                       54
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Variable Funding Options during the right to return period; therefore, the
Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

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

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax

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deferral it is important to note that the Jobs and Growth Tax Relief
Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72 requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

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OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

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

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o      The Travelers Insurance Company ("TIC")

       o      The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

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DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Linsco/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS
Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Capital Appreciation Fund (8/03).........................   2004        1.217           1.432                 243,803
                                                               2003        1.000           1.217                   6,582

   High Yield Bond Trust (6/04).............................   2004        0.990           1.063                 588,257

   Managed Assets Trust (5/04)..............................   2004        0.981           1.061                 318,685

   Money Market Portfolio (8/03)............................   2004        0.994           0.989               2,669,983
                                                               2003        1.000           0.994                  91,318

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2004        1.146           1.223                 303,031
                                                               2003        1.000           1.146                   6,742

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.320           1.475                 615,070
                                                               2003        1.000           1.320                  13,590

   Growth Fund -- Class 2 Shares (6/03).....................   2004        1.259           1.395               2,082,365
                                                               2003        1.000           1.259                  82,410

   Growth-Income Fund -- Class 2 Shares (6/03)..............   2004        1.257           1.366               1,513,638
                                                               2003        1.000           1.257                  93,416

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03)........   2004        1.264           1.635                 706,731
                                                               2003        1.000           1.264                  19,257

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (7/03).......................   2004        1.285           1.408                 507,209
                                                               2003        1.000           1.285                  28,529

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03).......................   2004        1.171           1.212                 248,149
                                                               2003        1.000           1.171                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03)...   2004        1.207           1.339                 103,042
                                                               2003        1.000           1.207                  27,469

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03)............................................   2004        1.479           1.816                 407,794
                                                               2003        1.000           1.479                   5,154

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.338           1.562                 542,562
                                                               2003        1.216           1.338                   8,952

   Templeton Growth Securities Fund -- Class 2 Shares (8/03)   2004        1.328           1.517                 573,757
                                                               2003        1.000           1.328                  47,400

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2004        1.212           1.316                 827,007
                                                               2003        1.000           1.212                  38,999

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/03)....................................   2004        1.274           1.368                 383,360
                                                               2003        1.000           1.274                  76,702

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (10/03)...........................................   2004        1.229           1.311                 114,055
                                                               2003        1.000           1.229                  15,280

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03)..............   2004        1.094           1.167                   9,561
                                                               2003        1.000           1.094                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Global Life Sciences Portfolio -- Service Shares (8/03)..   2004        1.192           1.340                   9,778
                                                               2003        1.000           1.192                   6,687

   Global Technology Portfolio -- Service Shares (8/03).....   2004        1.386           1.373                  62,149
                                                               2003        1.000           1.386                   5,755

   Worldwide Growth Portfolio -- Service Shares (8/03)......   2004        1.254           1.290                  28,335
                                                               2003        1.000           1.254                   6,521

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2004        1.334           1.509                  88,037
                                                               2003        1.000           1.334                   6,091

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03).......................   2004        1.243           1.379                 247,185
                                                               2003        1.000           1.243                  15,890

   Mid-Cap Value Portfolio (6/03)...........................   2004        1.258           1.537                 566,176
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (4/04).........................................   2004        1.079           1.213                  55,421
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (1/04).........................................   2004        1.072           1.211                 149,956
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04).   2004        0.992           1.053                 308,472

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03).....   2004        1.047           1.122                 999,663
                                                               2003        1.000           1.047                  30,865
   Total Return Portfolio -- Administrative Class (6/03)....   2004        1.013           1.046               1,655,495
                                                               2003        1.000           1.013                 126,742

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (9/03)............................................   2004        1.294           1.480                 146,421
                                                               2003        1.000           1.294                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03).   2004        1.430           1.777                 929,388
                                                               2003        1.000           1.430                   5,544

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)...........................   2004        1.311           1.398                 324,478
                                                               2003        1.000           1.311                  89,357

   Investors Fund -- Class I (8/03).........................   2004        1.274           1.385                 198,121
                                                               2003        1.000           1.274                  17,120

   Large Cap Growth Fund -- Class I (8/03)..................   2004        1.308           1.295                 184,421
                                                               2003        1.000           1.308                  67,278

   Small Cap Growth Fund -- Class I (7/03)..................   2004        1.430           1.621                 222,615
                                                               2003        1.000           1.430                  36,673

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)..................   2004        1.141           1.194                 379,542
                                                               2003        1.000           1.141                  25,027

   Disciplined Mid Cap Stock Portfolio (8/03)...............   2004        1.300           1.490                 660,065
                                                               2003        1.000           1.300                  48,134

   Equity Income Portfolio (9/03)...........................   2004        1.235           1.336                 424,331
                                                               2003        1.000           1.235                  43,114

   Federated High Yield Portfolio (7/03)....................   2004        1.109           1.205                 459,955
                                                               2003        1.000           1.109                  79,698

   Federated Stock Portfolio (10/03)........................   2004        1.251           1.362                  72,280
                                                               2003        1.000           1.251                      --

   Large Cap Portfolio (11/03)..............................   2004        1.189           1.247                  56,997
                                                               2003        1.000           1.189                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Lazard International Stock Portfolio (8/03)..............   2004        1.266           1.443                 249,460
                                                               2003        1.000           1.266                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)............   2004        1.161           1.325                 168,721
                                                               2003        1.000           1.161                      --

   MFS Emerging Growth Portfolio (10/03)....................   2004        1.197           1.328                 275,924
                                                               2003        1.000           1.197                     933

   MFS Mid Cap Growth Portfolio (6/03)......................   2004        1.282           1.440                 443,087
                                                               2003        1.000           1.282                  20,755

   MFS Value Portfolio (5/04)...............................   2004        0.962           1.112                 298,850

   Pioneer Fund Portfolio (6/03)............................   2004        1.192           1.304                 107,327
                                                               2003        1.000           1.192                     961

   Social Awareness Stock Portfolio (5/04)..................   2004        0.945           1.046                  30,549

   Travelers Quality Bond Portfolio (6/03)..................   2004        1.015           1.033                 991,325
                                                               2003        1.000           1.015                  82,924

   U.S. Government Securities Portfolio (7/04)..............   2004        1.003           1.047                 785,536

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2004        1.226           1.286                 143,448
                                                               2003        1.000           1.226                  27,619

   MFS Total Return Portfolio (6/03)........................   2004        1.126           1.236               1,761,719
                                                               2003        1.000           1.126                  56,519

   Pioneer Strategic Income Portfolio (5/04)................   2004        0.971           1.086                 184,406

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (11/03)...........................................   2004        0.999           0.995                 297,209
                                                               2003        1.000           0.999                  11,021

   Strategic Equity Portfolio (8/03)........................   2004        1.229           1.334                  68,469
                                                               2003        1.000           1.229                  21,722

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.261           1.458                 594,872
                                                               2003        1.000           1.261                      --

   Enterprise Portfolio -- Class II Shares (10/03)..........   2004        1.188           1.214                  34,997
                                                               2003        1.000           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.240           1.406                 619,711
                                                               2003        1.000           1.240                   7,398

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03)...........................................   2004        1.185           1.182                  60,121
                                                               2003        1.000           1.185                   6,599

   Mid Cap Portfolio -- Service Class 2 (9/03)..............   2004        1.411           1.732               1,199,255
                                                               2003        1.000           1.411                  30,189

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Capital Appreciation Fund (8/03).........................   2004        1.000           1.168                      --

   High Yield Bond Trust (6/04).............................   2004        1.006           1.074                      --

   Managed Assets Trust (5/04)..............................   2004        1.000           1.070                      --

   Money Market Portfolio (8/03)............................   2004        1.000           0.993                   2,496

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.000           1.112                   5,051

   Growth Fund -- Class 2 Shares (6/03).....................   2004        1.000           1.084                   7,719

   Growth-Income Fund -- Class 2 Shares (6/03)..............   2004        1.000           1.063                  10,471

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03)........   2004        1.000           1.286                   4,335

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (7/03).......................   2004        1.000           1.092                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/03).......................   2004        1.000           1.021                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03)...   2004        1.000           1.099                   2,543

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03)............................................   2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (9/03)  2004        1.000           1.154                   4,481

   Templeton Growth Securities Fund -- Class 2 Shares (8/03)   2004        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2004        1.000           1.068                      --

   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (8/03)............................   2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (10/03)...........................................   2004        1.000           1.064                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03)..............   2004        1.000           1.067                      --

   Global Life Sciences Portfolio -- Service Shares (8/03)..   2004        1.000           1.037                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2004        1.000           1.051                      --

   Worldwide Growth Portfolio -- Service Shares (8/03)......   2004        1.000           1.085                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2004        1.000           1.124                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03).......................   2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (6/03)...........................   2004        1.000           1.159                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (4/04).........................................   2004        1.000           1.115                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (1/04).........................................   2004        1.000           1.118                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04).   2004        1.000           1.061                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03).....   2004        1.000           1.066                   5,161

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Total Return Portfolio -- Administrative Class (6/03)....   2004        1.000           1.043                   5,301

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (9/03)............................................   2004        1.000           1.157                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03).   2004        1.000           1.191                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)...........................   2004        1.000           1.056                      --

   Investors Fund -- Class I (8/03).........................   2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (8/03)..................   2004        1.000           0.989                      --

   Small Cap Growth Fund -- Class I (7/03)..................   2004        1.000           1.164                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)..................   2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (8/03)...............   2004        1.000           1.117                      --

   Equity Income Portfolio (9/03)...........................   2004        1.000           1.101                      --

   Federated High Yield Portfolio (7/03)....................   2004        1.000           1.077                      --

   Federated Stock Portfolio (10/03)........................   2004        1.000           1.078                      --

   Large Cap Portfolio (11/03)..............................   2004        1.000           1.047                      --

   Lazard International Stock Portfolio (8/03)..............   2004        1.000           1.143                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)............   2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (10/03)....................   2004        1.000           1.080                      --

   MFS Mid Cap Growth Portfolio (6/03)......................   2004        1.000           1.072                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.125                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Pioneer Fund Portfolio (6/03)............................   2004        1.000           1.092                      --

   Social Awareness Stock Portfolio (5/04)..................   2004        1.000           1.074                      --

   Travelers Quality Bond Portfolio (6/03)..................   2004        1.000           1.030                   2,682

   U.S. Government Securities Portfolio (7/04)..............   2004        1.031           1.071                   5,154

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2004        1.000           1.053                      --

   MFS Total Return Portfolio (6/03)........................   2004        1.000           1.094                      --

   Pioneer Strategic Income Portfolio (5/04)................   2004        1.000           1.102                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (11/03)...........................................   2004        1.000           0.996                   2,774

   Strategic Equity Portfolio (8/03)........................   2004        1.000           1.096                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.000           1.129                      --

   Enterprise Portfolio -- Class II Shares (10/03)..........   2004        1.000           1.036                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.000           1.105                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03)...........................................   2004        1.000           1.038                      --

   Mid Cap Portfolio -- Service Class 2 (9/03)..............   2004        1.000           1.225                      --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no longer available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new Contract Owners

Van Kampen Life Investment Trust -- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners

                                   APPENDIX B
--------------------------------------------------------------------------------

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll--free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Capital Appreciation Fund (6/03).........................   2004        1.217           1.432                 159,892
                                                               2003        1.000           1.217                  43,045

   High Yield Bond Trust (6/04).............................   2004        0.992           1.063                 153,995

   Managed Assets Trust (5/04)..............................   2004        0.962           1.061                  39,365

   Money Market Portfolio (5/03)............................   2004        0.994           0.989               4,706,703
                                                               2003        1.000           0.994               2,282,924

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2004        1.146           1.223                 345,656
                                                               2003        1.000           1.146                  16,053

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.320           1.475                 669,593
                                                               2003        1.000           1.320                 107,147

   Growth Fund -- Class 2 Shares (5/03).....................   2004        1.259           1.395               1,906,773
                                                               2003        1.000           1.259                 362,594

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2004        1.257           1.366               2,164,373
                                                               2003        1.000           1.257                 507,723

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)........   2004        1.264           1.635                 466,888
                                                               2003        1.000           1.264                 214,026

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/03).......................   2004        1.285           1.408                 384,633
                                                               2003        1.000           1.285                 126,524

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03).......................   2004        1.171           1.212                 185,016
                                                               2003        1.000           1.171                  94,211

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)...   2004        1.207           1.339                 193,876
                                                               2003        1.000           1.207                   7,338

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.479           1.816                  78,775
                                                               2003        1.000           1.479                  25,292

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.338           1.562               1,101,088
                                                               2003        1.105           1.338                 354,061

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)   2004        1.328           1.517                 548,723
                                                               2003        1.000           1.328                 207,543

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2004        1.212           1.316                 873,043
                                                               2003        1.000           1.212                 264,893

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (6/03)....................................   2004        1.274           1.368                 826,093
                                                               2003        1.000           1.274                 217,388

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03)............................................   2004        1.229           1.311                 141,262
                                                               2003        1.000           1.229                  13,315

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03)..............   2004        1.094           1.167                  84,750
                                                               2003        1.000           1.094                  70,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Global Life Sciences Portfolio -- Service Shares (5/03)..   2004        1.192           1.340                  51,154
                                                               2003        1.000           1.192                  16,753

   Global Technology Portfolio -- Service Shares (5/03).....   2004        1.386           1.373                  31,862
                                                               2003        1.000           1.386                   5,819

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2004        1.254           1.290                  15,488
                                                               2003        1.000           1.254                   7,230

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03).............   2004        1.334           1.509                 271,934
                                                               2003        1.000           1.334                  46,626

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2004        1.243           1.379                 368,767
                                                               2003        1.000           1.243                  22,147

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.258           1.537                 427,320
                                                               2003        1.000           1.258                  39,701

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (3/04).........................................   2004        1.079           1.213                  33,081
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (1/04).........................................   2004        1.072           1.211                 145,142
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04).   2004        0.989           1.053                  45,971

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03).....   2004        1.047           1.122                 935,360
                                                               2003        1.000           1.047                 107,358

   Total Return Portfolio -- Administrative Class (5/03)....   2004        1.013           1.046               1,682,957
                                                               2003        1.000           1.013                 537,429

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03)............................................   2004        1.294           1.480                  19,018
                                                               2003        1.000           1.294                  15,582

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03).   2004        1.430           1.777                 613,690
                                                               2003        1.000           1.430                 221,355

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)...........................   2004        1.311           1.398                 496,976
                                                               2003        1.000           1.311                 118,693

   Investors Fund -- Class I (6/03).........................   2004        1.274           1.385                 243,439
                                                               2003        1.000           1.274                  79,932

   Large Cap Growth Fund -- Class I (6/03)..................   2004        1.308           1.295                 439,647
                                                               2003        1.000           1.308                  83,812

   Small Cap Growth Fund -- Class I (6/03)..................   2004        1.430           1.621                 316,142
                                                               2003        1.000           1.430                  90,128

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2004        1.141           1.194                 264,563
                                                               2003        1.000           1.141                  78,242

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2004        1.300           1.490                 430,315
                                                               2003        1.000           1.300                 126,191

   Equity Income Portfolio (5/03)...........................   2004        1.235           1.336                 365,896
                                                               2003        1.000           1.235                 152,992

   Federated High Yield Portfolio (5/03)....................   2004        1.109           1.205                 521,708
                                                               2003        1.000           1.109                 198,335

   Federated Stock Portfolio (6/03).........................   2004        1.251           1.362                  86,641
                                                               2003        1.000           1.251                   2,080

   Large Cap Portfolio (6/03)...............................   2004        1.189           1.247                 307,943
                                                               2003        1.000           1.189                 161,977

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Lazard International Stock Portfolio (6/03)..............   2004        1.266           1.443                 152,666
                                                               2003        1.000           1.266                  38,252

   Merrill Lynch Large Cap Core Portfolio (6/03)............   2004        1.161           1.325                  85,168
                                                               2003        1.000           1.161                  31,020

   MFS Emerging Growth Portfolio (6/03).....................   2004        1.197           1.328                 284,691
                                                               2003        1.000           1.197                  29,652

   MFS Mid Cap Growth Portfolio (6/03)......................   2004        1.282           1.440                 250,817
                                                               2003        1.000           1.282                  41,032

   MFS Value Portfolio (5/04)...............................   2004        0.965           1.112                 347,657

   Pioneer Fund Portfolio (6/03)............................   2004        1.192           1.304                  28,729
                                                               2003        1.000           1.192                      --

   Social Awareness Stock Portfolio (6/04)..................   2004        0.986           1.046                 145,073

   Travelers Quality Bond Portfolio (5/03)..................   2004        1.015           1.033               1,784,530
                                                               2003        1.000           1.015                 710,242

   U.S. Government Securities Portfolio (5/04)..............   2004        0.979           1.047                  37,571

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2004        1.226           1.286                 137,921
                                                               2003        1.000           1.226                  63,002

   MFS Total Return Portfolio (5/03)........................   2004        1.126           1.236               1,601,590
                                                               2003        1.000           1.126                 279,557

   Pioneer Strategic Income Portfolio (6/04)................   2004        0.979           1.086                  90,999

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (11/03)...........................................   2004        0.999           0.995                  73,311
                                                               2003        1.000           0.999                   5,007

   Strategic Equity Portfolio (6/03)........................   2004        1.229           1.334                 129,587
                                                               2003        1.000           1.229                  79,991

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.261           1.458                 277,863
                                                               2003        1.000           1.261                 121,041

   Enterprise Portfolio -- Class II Shares (6/03)...........   2004        1.188           1.214                   7,821
                                                               2003        1.000           1.188                   1,155

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.240           1.406                 486,471
                                                               2003        1.000           1.240                  90,383

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03)...........................................   2004        1.185           1.182                 148,933
                                                               2003        1.000           1.185                  22,272

   Mid Cap Portfolio -- Service Class 2 (5/03)..............   2004        1.411           1.732                 846,870
                                                               2003        1.000           1.411                 178,932

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Capital Appreciation Fund (6/03).........................   2004        1.000           1.168                      --

   High Yield Bond Trust (6/04).............................   2004        1.008           1.074                      --

   Managed Assets Trust (5/04)..............................   2004        1.000           1.070                      --

   Money Market Portfolio (5/03)............................   2004        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03)..............   2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2004        1.000           1.084                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2004        1.000           1.063                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03)........   2004        1.000           1.286                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (5/03).......................   2004        1.000           1.092                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (5/03).......................   2004        1.000           1.021                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03)...   2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03)............................................   2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (6/03)  2004        1.000           1.154                      --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03)   2004        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2004        1.000           1.068                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (6/03)....................................   2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (7/03)............................................   2004        1.000           1.064                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03)..............   2004        1.000           1.067                      --

   Global Life Sciences Portfolio -- Service Shares (5/03)..   2004        1.000           1.037                      --

   Global Technology Portfolio -- Service Shares (5/03).....   2004        1.000           1.051                      --

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2004        1.000           1.085                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03).............   2004        1.000           1.124                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.000           1.159                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (3/04).........................................   2004        1.000           1.115                      --

   Merrill Lynch Value Opportunities V.I. Fund --
   Class III (1/04).........................................   2004        1.000           1.118                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (6/04).   2004        1.003           1.061                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03).....   2004        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Total Return Portfolio -- Administrative Class (5/03)....   2004        1.000           1.043                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/03)............................................   2004        1.000           1.157                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03).   2004        1.000           1.191                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03)...........................   2004        1.000           1.056                      --

   Investors Fund -- Class I (6/03).........................   2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (6/03)..................   2004        1.000           0.989                      --

   Small Cap Growth Fund -- Class I (6/03)..................   2004        1.000           1.164                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2004        1.000           1.117                      --

   Equity Income Portfolio (5/03)...........................   2004        1.000           1.101                      --

   Federated High Yield Portfolio (5/03)....................   2004        1.000           1.077                      --

   Federated Stock Portfolio (6/03).........................   2004        1.000           1.078                      --

   Large Cap Portfolio (6/03)...............................   2004        1.000           1.047                      --

   Lazard International Stock Portfolio (6/03)..............   2004        1.000           1.143                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)............   2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (6/03).....................   2004        1.000           1.080                      --

   MFS Mid Cap Growth Portfolio (6/03)......................   2004        1.000           1.072                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.125                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------   -------------    -------------       ---------------
   Pioneer Fund Portfolio (6/03)............................   2004        1.000           1.092                      --

   Social Awareness Stock Portfolio (6/04)..................   2004        1.018           1.074                      --

   Travelers Quality Bond Portfolio (5/03)..................   2004        1.000           1.030                      --

   U.S. Government Securities Portfolio (5/04)..............   2004        1.000           1.071                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2004        1.000           1.053                      --

   MFS Total Return Portfolio (5/03)........................   2004        1.000           1.094                      --

   Pioneer Strategic Income Portfolio (6/04)................   2004        1.000           1.102                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (11/03)...........................................   2004        1.000           0.996                      --

   Strategic Equity Portfolio (6/03)........................   2004        1.000           1.096                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.000           1.129                      --

   Enterprise Portfolio -- Class II Shares (6/03)...........   2004        1.000           1.036                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.000           1.105                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03)...........................................   2004        1.000           1.038                      --

   Mid Cap Portfolio -- Service Class 2 (5/03)..............   2004        1.000           1.225                      --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund -- Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund -- Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no longer available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new Contract Owners

Van Kampen Life Investment Trust -- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
               (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
             ---------------------------------------------------
Address:
             ---------------------------------------------------

             ---------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19952                                                              May 2, 2005

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS                                          Scudder Growth Strategy Portfolio -- Class B
   AIM V.I. Utilities Fund(1)                                         Scudder High Income Portfolio -- Class B
CREDIT SUISSE TRUST                                                   Scudder Income & Growth Strategy Portfolio -- Class B
   Credit Suisse Trust Emerging Market Portfolio                      Scudder International Select Equity Portfolio -- Class B
   Credit Suisse Trust Global Small Cap Portfolio(2)                  Scudder Large Cap Value Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                          Scudder Mercury Large Cap Core Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares                   Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                        Scudder Small Cap Growth Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service          Scudder Strategic Income Portfolio -- Class B
     Shares                                                           Scudder Technology Growth Portfolio -- Class B
SCUDDER INVESTMENT VIT FUNDS                                          Scudder Templeton Foreign Value Portfolio
   Scudder Real Estate Securities Portfolio -- Class B                Scudder Total Return Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                             SVS Davis Venture Value Portfolio -- Class B
   Capital Growth Portfolio -- Class B                                SVS Dreman Financial Services Portfolio -- Class B
   Global Discovery Portfolio -- Class B                              SVS Dreman High Return Equity Portfolio -- Class B
   Growth and Income Portfolio -- Class B                             SVS Dreman Small Cap Value Portfolio -- Class B
   Health Sciences Portfolio -- Class B                               SVS Index 500 Portfolio -- Class B
   International Portfolio -- Class B                                 SVS INVESCO Dynamic Growth Portfolio -- Class B
   Scudder Bond Portfolio -- Class B                                  SVS Janus Growth And Income Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                            SVS Janus Growth Opportunities Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                     SVS MFS Strategic Value Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                             SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B          SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Fixed Income Portfolio -- Class B                       THE ALGER AMERICAN FUND
   Scudder Global Blue Chip Portfolio -- Class B                      Alger American Balanced Portfolio -- Class S Shares
   Scudder Government & Agency Securities Portfolio -- Class B        Alger American Leveraged AllCap Portfolio -- Class S Shares
   Scudder Growth & Income Strategy Portfolio -- Class B
--------------

(1)  Formerly INVESCO VIF -- Utilities Fund                        (2)  Formerly Credit Suisse Trust Global Post-Venture
                                                                        Capital Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary............................................... 3       Allocation of Annuity..................................52
Summary................................................ 5       Variable Annuity.......................................52
Fee Table.............................................. 9       Fixed Annuity..........................................52
Condensed Financial Information........................16    Payment Options...........................................53
The Annuity Contract...................................16       Election of Options....................................53
   Contract Owner Inquiries............................18       Annuity Options........................................53
   Purchase Payments...................................18       Variable Liquidity Benefit.............................53
   Purchase Payment Credits............................18    Miscellaneous Contract Provisions.........................54
   Accumulation Units..................................19       Right to Return........................................54
   The Variable Funding Options........................19       Termination............................................54
The Fixed Account......................................25       Required Reports.......................................54
Charges and Deductions.................................25       Suspension of Payments.................................54
   General.............................................25    The Separate Accounts.....................................55
   Withdrawal Charge...................................26       Performance Information................................55
   Free Withdrawal Allowance...........................27    Federal Tax Considerations................................56
   Transfer Charge.....................................27       General Taxation of Annuities..........................56
   Administrative Charges..............................27       Types of Contracts: Qualified and Non-qualified........56
   Mortality and Expense Risk Charge...................28       Qualified Annuity Contracts............................56
   Variable Liquidity Benefit Charge...................28         Taxation of Qualified Annuity Contracts..............56
   Enhanced Stepped-Up Provision Charge................28         Mandatory Distributions for Qualified Plans..........56
   Guaranteed Income Solution Benefit                           Non-qualified Annuity Contracts........................57
    Charge.............................................28         Diversification Requirements for
   Guaranteed Minimum Accumulation Benefit                          Variable Annuities.................................58
    Charge.............................................28         Ownership of the Investments.........................58
   Variable Funding Option Expenses....................28         Taxation of Death Benefit Proceeds...................58
   Premium Tax.........................................29       Other Tax Considerations...............................58
   Changes in Taxes Based upon                                    Treatment of Charges for Optional
     Premium or Value..................................29           Death Benefits.....................................58
Transfers..............................................29         Penalty Tax for Premature Distribution...............58
   Market Timng/Excessive Trading......................29         Puerto Rico Tax Considerations.......................58
   Dollar Cost Averaging...............................30         Non-Resident Aliens..................................59
Access to Your Money...................................31    Other Information.........................................59
   Systematic Withdrawals..............................31       The Insurance Companies................................59
Ownership Provisions...................................32       Financial Statements...................................60
   Types of Ownership..................................32       Distribution of Variable Annuity Contracts.............60
     Contract Owner....................................32       Conformity with State and Federal Laws.................61
     Beneficiary.......................................32       Voting Rights..........................................62
     Annuitant.........................................33       Restrictions on Financial Transactions.................62
Death Benefit..........................................33       Legal Proceedings and Opinions.........................62
   Death Proceeds before the Maturity Date.............33    Appendix A: Condensed Financial Information for
   Enhanced Stepped-Up Provision.......................35       Travelers Insurance Company: Separate Account
   Payment of Proceeds.................................36         Eleven..............................................A-1
   Spousal Contract Continuance........................37    Appendix B: Condensed Financial Information for
   Beneficiary Contract Continuance....................38       Travelers Life and Annuity Company: Separate
   Planned Death Benefit...............................38         Account Twelve......................................B-1
   Death Proceeds after the Maturity Date..............39    Appendix C: The Fixed Account............................C-1
 Living Benefits.......................................39    Appendix D: Nursing Home Waiver..........................D-1
   Guaranteed Income Solution Benefits.................39    Appendix E: Contents of the Statement
   Guaranteed Minimum Accumulation Benefit.............46       of Additional Information.............................E-1
The Annuity Period.....................................51
   Maturity Date.......................................51

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II
Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For Contracts issued between April 1, 2004 and June 30, 2005, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004 and after June 30, 2005, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................      8%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED
 PURCHASE PAYMENT CREDITS WITHDRAWN)

TRANSFER CHARGE....................................................       $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE..................................       8%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............................       $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


               YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
           -------------------------------------------  ----------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
           -------------------------- ----------------
                    0 years               3 years                8%
                    3 years               4 years                7%
                    4 years               5 years                6%
                    5 years               6 years                5%
                    6 years               7 years                4%
                    7 years               8 years                3%
                    8 years               9 years                2%
                   9 years+                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

                 YEARS SINCE INITIAL PURCHASE PAYMENT    WITHDRAWAL CHARGE
           ------------------------------------------- ----------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
           -------------------------  ----------------
                   0 years               3 years                8%
                   3 years               4 years                7%
                   4 years               5 years                6%
                   5 years               6 years                5%
                   6 years               7 years                4%
                   7 years               8 years                3%
                   8 years               9 years                2%
                   9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.55% charge for GMWB I Plus, a 0.50% charge for GMWB II, a 0.65% charge for GMWB II Plus, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                              -------------------------- ------------------------  ------------------------
Mortality and Expense Risk Charge..........             1.40%                     1.55%                     1.75%
Administrative Expense Charge..............             0.15%                     0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.55%                     1.70%                     1.90%
Optional E.S.P. Charge.....................             0.20%                     0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.75%                     1.90%                     2.10%
Optional GMAB Charge.......................             0.40%                     0.40%                     0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................             1.95%                     2.10%                     2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)................             2.15%                     2.30%                     2.50%
Optional GMWB I Charge.....................             0.40%(6)                  0.40%(6)                  0.40%(6)
Optional GMWB I Plus Charge................             0.55%(6)                  0.55%(6)                  0.55%(6)
Optional GMWB II Charge....................             0.50%(6)                  0.50%(6)                  0.50%(6)
Optional GMWB II Plus Charge...............             0.65%(6)                  0.65%(6)                  0.65%(6)
Optional GMWB III Charge...................             0.25%                     0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             1.95%                     2.10%                     2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I PLUS ONLY SELECTED..................             2.10%                     2.25%                     2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             2.05%                     2.20%                     2.40%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II PLUS ONLY SELECTED.................             2.20%                     2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.80%                     1.95%                     2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             2.15%                     2.30%                     2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I PLUS SELECTED............             2.30%                     2.45%                     2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.25%                     2.40%                     2.60%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II PLUS SELECTED...........             2.40%                     2.55%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             2.00%                     2.15%                     2.35%

---------------------------------
(5)  GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I, GMWB I Plus, and GMWB II, and GMWB II Plus is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....                0.67%                          1.88%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12B-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
   AIM V.I. Utilities Fund.      0.60%             --           0.41%        1.01%            --                 1.01%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio.............      1.25%             --           0.44%        1.69%            --                 --(1)(10)
   Credit Suisse Trust
     Global Small Cap
     Portfolio.............      1.25%             --           0.32%        1.57%            --                 --(1)(10)
DREYFUS INVESTMENT
   PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares*...............      0.75%            0.25%         0.03%        1.03%            --                 1.03%(2)
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares*...............      0.75%            0.25%         0.06%        1.06%            --                 1.06%
SCUDDER INVESTMENT VIT
   FUNDS
   Scudder Real Estate
     Securities Portfolio
     -- Class B*...........      0.90%            0.25%         0.52%        1.67%           0.17%               1.50%(3)
SCUDDER VARIABLE SERIES I
   Capital Growth
     Portfolio -- Class B*.      0.47%            0.25%         0.16%        0.88%            --                 0.88%(4)
   Global Discovery
     Portfolio -- Class B*.      0.98%            0.25%         0.29%        1.52%           0.28%               1.24%(4)
   Growth and Income
     Portfolio -- Class B*.      0.48%            0.25%         0.16%        0.89%            --                 0.89%(4)
   Health Sciences
     Portfolio -- Class B*.      0.75%            0.25%         0.27%        1.27%            --                 1.27%(4)
   International Portfolio
     -- Class B*...........      0.87%            0.25%         0.26%        1.38%           0.01%               1.37%(4)
   Scudder Bond Portfolio
     -- Class B*...........      0.48%            0.25%         0.22%        0.95%            --                 0.95%(5)


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12B-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           -----------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
   Scudder Aggressive
     Growth Portfolio --
     Class B*..............      0.75%            0.25%         0.41%        1.41%           0.06%               1.35%(8)
   Scudder Blue Chip
     Portfolio -- Class B*.      0.65%            0.25%         0.18%        1.08%            --                 1.08%(8)
   Scudder Conservative
     Income Strategy
     Portfolio -- Class B*.      0.15%            0.25%         0.41%        0.81%           0.06%               0.75%(6)
   Scudder Fixed Income
     Portfolio -- Class B*.      0.60%            0.25%         0.18%        1.03%            --                 1.03%(8)
   Scudder Global Blue
     Chip Portfolio --
     Class B*..............      1.00%            0.25%         0.59%        1.84%            --                 1.84%(8)
   Scudder Government &
     Agency Securities
     Portfolio -- Class B*.      0.55%            0.25%         0.20%        1.00%            --                 1.00%
   Scudder Growth & Income
     Strategy Portfolio --
     Class B*..............      0.15%            0.25%         0.41%        0.81%           0.06%               0.75%(6)
   Scudder Growth Strategy
     Portfolio -- Class B*.      0.15%            0.25%         0.41%        0.81%           0.06%               0.75%(6)
   Scudder High Income
     Portfolio -- Class B*.      0.60%            0.25%         0.21%        1.06%            --                 1.06%
   Scudder Income & Growth
     Strategy Portfolio --
     Class B*..............      0.15%            0.25%         0.41%        0.81%           0.06%               0.75%(6)
   Scudder International
     Select Equity
     Portfolio -- Class B*.      0.75%            0.25%         0.28%        1.28%            --                 1.28%
   Scudder Large Cap Value
     Portfolio -- Class B*.      0.75%            0.25%         0.18%        1.18%            --                 1.18%(8)
   Scudder Mercury Large
     Cap Core Portfolio*...      0.90%            0.25%         0.35%        1.50%           0.30%               1.20%(7)
   Scudder Money Market
     Portfolio -- Class B*.      0.49%            0.25%         0.17%        0.91%            --                 0.91%
   Scudder Small Cap
     Growth Portfolio --
     Class B*..............      0.65%            0.25%         0.20%        1.10%            --                 1.10%
   Scudder Strategic
     Income Portfolio --
     Class B*..............      0.65%            0.25%         0.32%        1.22%            --                 1.22%(8)
   Scudder Technology
     Growth Portfolio --
     Class B*..............      0.75%            0.25%         0.22%        1.22%            --                 1.22%(8)
   Scudder Templeton
     Foreign Value
     Portfolio*............      0.95%            0.25%         0.40%        1.60%           0.26%               1.34%(7)
   Scudder Total Return
     Portfolio -- Class B*.      0.55%            0.25%         0.17%        0.97%            --                 0.97%
   SVS Davis Venture Value
     Portfolio -- Class B*.      0.95%            0.25%         0.24%        1.44%            --                 1.44%(8)
   SVS Dreman Financial
     Services Portfolio --
     Class B*..............      0.75%            0.25%         0.22%        1.22%            --                 1.22%(8)
   SVS Dreman High Return
     Equity Portfolio --
     Class B*..............      0.73%            0.25%         0.18%        1.16%            --                 1.16%(8)
   SVS Dreman Small Cap
     Value Portfolio --
     Class B*..............      0.75%            0.25%         0.16%        1.16%            --                 1.16%(8)
   SVS Index 500 Portfolio
     -- Class B*...........      0.20%            0.25%         0.22%        0.67%           0.04%               0.63%(10)
   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B*..............      1.00%            0.25%         0.63%        1.88%           0.18%               1.70%(8)


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12B-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           -----------------------------------------------------------------------------------------------
   SVS Janus Growth And          0.75%            0.25%         0.24%        1.24%            --                 1.24%(8)
     Income Portfolio --
     Class B*..............
   SVS Janus Growth
     Opportunities
     Portfolio -- Class B*.      0.75%            0.25%         0.25%        1.25%            --                 1.25%(8)
   SVS MFS Strategic Value
     Portfolio -- Class B*.      0.95%            0.25%         0.59%        1.79%           0.24%               1.55%(8)
   SVS Oak Strategic
     Equity Portfolio --
     Class B*..............      0.95%            0.25%         0.29%        1.49%            --                 1.49%(8)
   SVS Turner Mid Cap
     Growth Portfolio --
     Class B*..............      1.00%            0.25%         0.31%        1.56%            --                 1.56%(8)
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio -- Class S
     Shares*...............      0.75%            0.25%         0.12%        1.12%            --                 1.12%
   Alger American
     Leveraged AllCap
     Portfolio -- Class S
     Shares*...............      0.85%            0.25%         0.12%        1.22%            --                 1.22%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Dreyfus Corporation has agreed, until December 31, 2005, to waive of its receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed of 1.00%.

(3) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares.

(4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Capital Growth (1.08%), Scudder Global Discovery (1.24%), Scudder Growth and Income (1.09%), Scudder International (1.37%), and Scudder Health Sciences (1.35%).

(5)  Estimated since no Class B shares were issued as of December 31, 2004.

(6) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names for the B share-classes:
     Scudder Conservative Income Strategy (0.75%), Scudder Growth & Income Strategy (0.75%), Scudder Growth Strategy (0.75%), Scudder Income & Growth Strategy (0.75%). Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different. This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.

(7) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, and B share-classes: Scudder Templeton Foreign Value (1.34%) and Scudder Mercury Large Cap Core (1.20%). Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different.

(8) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), and Scudder Global Blue Chip (1.96%).

(9) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS Index 500 (0.627%). Management fees have been restated to reflect the new fee schedule effective October 31, 2004.

(10) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                     VOLUNTARY FEE
                                                                                     WAIVER AND/OR
                                                                                        EXPENSE             NET TOTAL ANNUAL
      FUNDING OPTION                                                                 REIMBURSEMENT         OPERATING EXPENSES
                                                                                 ----------------------    --------------------
      Credit Suisse Trust Emerging Market Portfolio........................              0.29%                    1.40%
      Credit Suisse Trust Global Small Cap Portfolio.......................              0.17%                    1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses...........       1301      2303     3105        5009       501      1503      2505       5009
Underlying Fund with Minimum Total
Annual Operating Expenses...........       1182      1961     2559        4038       382      1161      1959       4038

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I ("GMWB I") (assuming the current 0.40% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses...........       1242      2135     2839        4544       442      1335      2239       4544
Underlying Fund with Minimum Total
Annual Operating Expenses...........       1123      1787     2275        3505       323      987       1675       3505

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I Plus ("GMWB I Plus") (assuming the current 0.55% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..........      1257      2178       2906       4663       457       1378      2306       4663
Underlying Fund with Minimum Total
Annual Operating Expenses..........      1138      1831       2346       3642       338       1031      1746       3642

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..........      1252      2163       2884       4623       452       1363      2284       4623
Underlying Fund with Minimum Total
Annual Operating Expenses..........      1133      1816       2322       3596       333       1016      1722       3596

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II Plus ("GMWB II Plus ") (assuming the current 0.65% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..........      1267      2206       2951       4742       467       1406      2351       4742
Underlying Fund with Minimum Total
Annual Operating Expenses..........      1148      1860       2394       3731       348       1060      1794       3731

EXAMPLE 6 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total        1228     2093       2771       4422       428       1293      2171       4422
Annual Operating Expenses...........
Underlying Fund with Minimum Total
Annual Operating Expenses...........     1108      1743       2202       3366       308       943       1602       3366


EXAMPLE 7 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                            IF CONTRACT IS SURRENDERED AT THE         ANNUITIZED AT THE END OF PERIOD
                                                  END OF PERIOD SHOWN:                             SHOWN:
                                          --------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses ..........      1242      2135      2839       4544       442       1335       2239      4544
Underlying Fund with Minimum Total
Annual Operating Expenses ..........      1123      1787      2275       3505       323       987        1675      3505


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On and after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                             MAXIMUM AGE BASED ON THE OLDEST OF THE OWNER,
      DEATH BENEFIT/OPTIONAL FEATURE                         JOINT OWNER, OR ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Annual Step Up Death Benefit                                                 79
      5% Roll Up Death Benefit                                                     75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between April 1, 2004 and June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, and after June 30, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution (also called "GMWB"). Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus (also called "GMWB II). Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m., Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund                Seeks capital growth. Also seeks            INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio                     Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited (U.K.),
                                          conducting a majority of their              (Australia)
                                          business, in emerging markets.
   Credit Suisse Trust Global Small       Seeks long-term growth of capital. The      Credit Suisse Asset Management, LLC
     Cap Portfolio                        Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of post-venture-capital          Management Limited (U.K.),
                                          companies of any size from at least         (Australia)
                                          three countries, including the U.S.
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are           The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current           The Dreyfus Corporation
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner
                                          that contributes to the enhancement of
                                          the quality of life in America.
SCUDDER INVESTMENT VIT FUNDS
   Scudder Real Estate Securities         This Portfolio is designed for              Deutsche Asset Management, Inc.
     Portfolio -- Class B                 investors interested in an investment
                                          that seeks long-term capital
                                          appreciation and current income
                                          through investment in real estate
                                          securities. The Portfolio's investment
                                          objectives are long-term capital
                                          appreciation and current income.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SCUDDER VARIABLE SERIES I
   Capital Growth Portfolio -- Class B    Seeks to maximize long-term capital         Deutsche Investment Management
                                          growth through a broad and flexible         Americas Inc.
                                          investment program. The portfolio
                                          invests at least 65% of total assets in
                                          common stocks of US companies. Although
                                          the portfolio can invest in companies
                                          of any size, it generally focuses on
                                          established companies that are similar
                                          in size in the S&P 500 Index or the
                                          Russell 1000 Growth Index.
   Global Discovery Portfolio --          Seeks above-average capital                 Deutsche Investment Management
     Class B                              appreciation over the long term. The        Americas Inc.
                                          portfolio invests at least 65% of
                                          total assets in common stocks and
                                          other equities of small companies
                                          throughout the world (companies with
                                          market values similar to the smallest
                                          20% of the Citigroup Broad Market
                                          Index).
   Growth and Income Portfolio --         Seeks long-term growth of capital,          Deutsche Investment Management
     Class B                              current income and growth of income.        Americas Inc.
                                          The portfolio invests at least 65% of
                                          total assets in equities, mainly
                                          common stocks. Although the portfolio
                                          can invest in companies of any size
                                          and from any country, it invests
                                          primarily in large US companies.
   Health Sciences Portfolio -- Class B   Under normal circumstances, the             Deutsche Investment Management
                                          portfolio seeks long-term growth of         Americas Inc.
                                          capital by investing at least 80% of
                                          total assets, plus the amount of any
                                          borrowings for investment purposes in
                                          common stocks in the health care
                                          sector.
   International Portfolio -- Class B     Seeks long-term growth of capital           Deutsche Investment Management
                                          primarily through diversified holdings      Americas Inc.
                                          of marketable foreign equity                Subadviser: Deutsche Asset
                                          investments. The portfolio invests          Management Services Ltd.
                                          primarily in common stocks of
                                          established companies listed on foreign
                                          exchanges, which the portfolio
                                          management team believes have favorable
                                          characteristics.
   Scudder Bond Portfolio -- Class B      The portfolio seeks to provide a high       Deutsche Investment Management
                                          level of income consistent with a high      Americas Inc.
                                          quality portfolio of debt securities.       Subadviser: Deutsche Asset
                                          Under normal circumstances, the             Management Services Ltd.
                                          portfolio invests at least 80% of net
                                          assets, plus the amount of any
                                          borrowings for investment purposes, in
                                          bonds of any maturity.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              The portfolio seeks capital                 Deutsche Investment Management
     Portfolio -- Class B                 appreciation through the use of             Americas Inc.
                                          aggressive investment techniques. The
                                          portfolio normally invests at least 65%
                                          of total assets in equities -- mainly
                                          common stocks -- of U.S. companies.
   Scudder Blue Chip Portfolio --         Seeks growth of capital and income.         Deutsche Investment Management
     Class B                              Under normal circumstances, the             Americas Inc.
                                          portfolio invests at least 80% of net
                                          assets, plus the amount of any
                                          borrowings for investment purposes, in
                                          common stocks of large U.S. companies
                                          that are similar in size to companies
                                          in the S&P 500 Index and that the
                                          portfolio managers believe are "blue
                                          chip" companies.,
   Scudder Conservative Income            Seeks current income and secondarily        Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund       Americas Inc.
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   Scudder Fixed Income Portfolio --      Seeks high current income. The              Deutsche Investment Management
     Class B                              portfolio invests for current income,       Americas Inc.
                                          not capital appreciation. Under normal
                                          circumstances, the portfolio invests
                                          at least 80% of its assets, determined
                                          at the time of purchase, in fixed
                                          income securities.
   Scudder Global Blue Chip Portfolio     Seeks long-term capital growth. Under       Deutsche Investment Management
     -- Class B                           normal circumstances, the portfolio         Americas Inc.
                                          invests at least 80% of net assets,
                                          plus the amount of any borrowings for
                                          investment purposes, in common stocks
                                          and other equities of companies
                                          throughout the world that the
                                          portfolio managers believe are "blue
                                          chip" companies.
   Scudder Government & Agency            Seeks high current income consistent        Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. Under         Americas Inc.
                                          normal circumstances, the portfolio
                                          invests at least 80% of net assets,
                                          plus the amount of any borrowings for
                                          investments purposes, in U.S.
                                          government securities and repurchase
                                          agreements of U.S. government
                                          securities.
   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of      Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an          Americas Inc.
                                          emphasis on growth of capital. The
                                          Fund normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. The portfolio will always
                                          invest in the share class of an
                                          underlying portfolio with the lowest
                                          fees and expenses. Additionally, the
                                          Fund directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          returns.
   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The      Deutsche Investment Management
     -- Class B                           Fund normally invests in other Scudder      Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. The portfolio will always
                                          invest in the share class of an
                                          underlying portfolio with the lowest
                                          fees and expenses. Additionally, the
                                          Fund directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.
   Scudder High Income Portfolio --       Seeks to provide a high level of            Deutsche Investment Management
     Class B                              current income. Under normal                Americas Inc.
                                          circumstances, the portfolio generally
                                          invests at least 65% of net assets,
                                          plus the amount of any borrowings for
                                          investment purposes, in junk bonds,
                                          which are those rated below the fourth
                                          highest credit rating category (ie.
                                          Grade BB/Ba and below). The portfolio
                                          may invest up to 50% of total assets
                                          in bonds denominated in US dollars or
                                          foreign currencies from foreign
                                          issuers.
   Scudder Income & Growth Strategy       Seeks a balance of current income and       Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an         Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. The portfolio will always
                                          invest in the share class of an
                                          underlying portfolio with the lowest
                                          fees and expenses. Additionally, the
                                          Fund directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          returns.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   Scudder International Select           Seeks capital appreciation. Under           Deutsche Investment Management
     Equity Portfolio -- Class B          normal circumstances, the portfolio         Americas Inc.
                                          invests at least 80% of its net assets,     Subadviser: Deutsche Asset
                                          plus the amount of any borrowing for        Management Investments Services
                                          investment purposes, in equity              Ltd.
                                          securities and other securities with
                                          equity characteristics.
   Scudder Large Cap Value Portfolio      Seeks a high rate of total return.          Deutsche Investment Management
     -- Class B                           Under normal circumstances, the             Americas Inc.
                                          portfolio invests at least 80% of net
                                          assets, plus the amount of any
                                          borrowings for investment purposes, in
                                          common stocks and other equity
                                          securities of large U.S. companies
                                          that are similar in size to the
                                          companies in the Russell 1000 Value
                                          Index and that the portfolio managers
                                          believe are undervalued.
   Scudder Mercury Large Cap Core         Seeks long-term capital growth. The         Deutsche Investment Management
     Portfolio                            portfolio seeks to achieve its              Americas Inc.
                                          objective by investing primarily in a       Subadviser: Fund Asset Management
                                          diversified portfolio of equity             L.P.
                                          securities of large-cap companies
                                          located in the US. Under normal
                                          circumstances, the portfolio seeks to
                                          achieve its objective by investing at
                                          least 80% of its net assets, plus any
                                          borrowings for investment purposes, in
                                          equity securities of large-cap
                                          companies the portfolio managers select
                                          from among those that are, at the time
                                          of purchase, included in the Russell
                                          1000 Index.
   Scudder Money Market Portfolio --      Seeks maximum current income to the         Deutsche Investment Management
     Class B                              extent consistent with stability of         Americas Inc.
                                          principal. The portfolio invests
                                          exclusively in high-quality short-term
                                          securities, as well as repurchase
                                          agreements that are backed by high
                                          quality securities.
   Scudder Small Cap Growth Portfolio     Seeks maximum appreciation of               Deutsche Investment Management
     -- Class B                           investors' capital. Under normal            Americas Inc.
                                          circumstances, the portfolio invests
                                          at least 80% of net assets, plus the
                                          amount of any borrowings for
                                          investment purposes, in small
                                          capitalization stocks similar in size
                                          to those compromising the Russell 2000
                                          Index.
   Scudder Strategic Income Portfolio     Seeks high current income. The Fund         Deutsche Investment Management
     -- Class B                           normally invests in bonds issued by US      Americas Inc.
                                          and foreign corporations and
                                          governments.
   Scudder Technology Growth              Seeks growth of capital. Under normal       Deutsche Investment Management
     Portfolio -- Class B                 circumstances, the portfolio invests at     Americas Inc.
                                          least 80% of net assets, plus the
                                          amount of any borrowings for
                                          investment purposes, in common stocks
                                          of US companies in the technology
                                          sector.
   Scudder Templeton Foreign Value        Seeks long-term capital growth. Under       Deutsche Investment Management
     Portfolio                            normal market conditions, the portfolio     Americas Inc.
                                          invests mainly in the equity securities     Subadviser: Templeton Investment
                                          of companies located outside the US,        Counsel L.L.C.
                                          including emerging markets. The
                                          portfolio will invest, under normal
                                          circumstances, at least 80% of its net
                                          assets in "foreign securities," as
                                          defined by the portfolio managers,
                                          which may include emerging markets.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   Scudder Total Return Portfolio --      Seeks high total return, a combination      Deutsche Investment Management
     Class B                              of income and capital appreciation. The     Americas Inc.
                                          portfolio follows a flexible investment     Subadviser: Deutsche Asset
                                          program, investing in a mix of growth       Management Services Ltd.
                                          stocks and bonds. The portfolio can buy
                                          many types of securities, among them
                                          common stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortgage- and asset-backed
                                          securities.
   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund           Deutsche Investment Management
     -- Class B                           normally invests in common stock of US      Americas Inc.
                                          companies with market capitalizations       Subadviser: Davis Selected
                                          of at least $5 billion.                     Advisers, L.P.
   SVS Dreman Financial Services          Seeks to provide long-term capital          Deutsche Investment Management
     Portfolio -- Class B                 appreciation. Under normal                  Americas Inc.
                                          circumstances, the portfolio invests at     Subadviser: Dreman Value
                                          least 80% of net assets, plus the           Management L.L.C.
                                          amount of any borrowings for investment
                                          purposes, in equity securities (mainly
                                          common stocks) of financial services
                                          companies.
   SVS Dreman High Return Equity          Seeks to achieve a high rate of total       Deutsche Investment Management
     Portfolio -- Class B                 return. Under normal circumstances, the     Americas Inc.
                                          portfolio invests at least 80% of net       Subadviser: Dreman Value
                                          assets, plus the amount of any              Management L.L.C.
                                          borrowings for investment purposes, in
                                          common stocks and other equity
                                          securities. The portfolio focuses on
                                          stocks of large US companies that are
                                          similar in size to the companies in the
                                          S&P 500 Index and that the portfolio
                                          managers believe are undervalued.
   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.       Deutsche Investment Management
     Portfolio -- Class B                 Under normal circumstances, the             Americas Inc.
                                          portfolio invests at least 80% of net       Subadviser: Dreman Value
                                          assets, plus the amount of any              Management L.L.C.
                                          borrowings for investment purposes, in
                                          undervalued common stocks of small US
                                          companies, which the portfolio defines
                                          as companies that are similar in market
                                          value to those in the Russell 2000
                                          Value Index.
   SVS Index 500 Portfolio -- Class B     Seeks returns that, before expenses,        Deutsche Investment Management
                                          correspond to the total return of US        Americas Inc.
                                          common stocks as represented by the S&P     Subadviser: Northern Trust
                                          500 Index. The portfolio seeks to           Investments, Inc.
                                          match, as closely as possible before
                                          expenses, the performance of the S&P
                                          500 Index, which emphasizes stocks and
                                          securities of large US companies. It
                                          does this by investing, under normal
                                          circumstances, at least 80% of total
                                          assets, plus the amount of any
                                          borrowings for investment purposes, in
                                          common stocks and securities included
                                          in the S&P 500 Index.
   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The         Deutsche Investment Management
     Portfolio -- Class B                 portfolio normally invests at least 65%     Americas Inc.
                                          of its net assets in common stocks of       Subadviser: INVESCO
                                          mid-sized companies. The portfolio
                                          considers a company to be a
                                          mid-capitalization company if it has a
                                          market capitalization, at the time of
                                          purchase, within the range of the
                                          largest and smallest capitalized
                                          companies included in the Russell
                                          MidCap Index during the most recent
                                          11-month period (based on month-end
                                          data) plus the most recent data during
                                          the current month.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   SVS Janus Growth And Income            Seeks long-term capital growth and          Deutsche Investment Management
     Portfolio -- Class B                 current income. The portfolio may           Americas Inc.
                                          invest up to 75% of it total assets in
                                          Subadviser: Janus Capital equity
                                          securities selected primarily
                                          Management LLC for their growth
                                          potential and at least 25% of its
                                          total assets in securities the
                                          portfolio manager believes have income
                                          potential.
   SVS Janus Growth Opportunities         Seeks long-term growth of capital in a      Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation     Americas Inc.
                                          of capital. The portfolio invests
                                          Subadviser: Janus Capital primarily in
                                          equity securities selected Management
                                          LLC for their growth potential.
   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.      Deutsche Investment Management
     -- Class B                           The portfolio invests, under normal         Americas Inc.
                                          market conditions, at least 65% of its      Subadviser: Massachusetts
                                          net assets in common stocks and related     Financial Services
                                          securities, such as preferred stocks,
                                          convertible securities and depository
                                          receipts, of companies which the
                                          manager believes are undervalued in the
                                          market relative to their long term
                                          potential.
   SVS Oak Strategic Equity Portfolio     Seeks long-term capital growth. Under       Deutsche Investment Management
     -- Class B                           normal circumstances, the portfolio         Americas Inc.
                                          invests at least 80% of net assets,         Subadviser: Oak Associates, Ltd.
                                          plus the amount of any borrowings for
                                          investment purposes, in equity
                                          securities. The portfolio invests
                                          primarily in common stocks of
                                          established US companies with large
                                          market capitalizations (in excess of $5
                                          billion).
   SVS Turner Mid Cap Growth              Seeks capital appreciation. The             Deutsche Investment Management
     Portfolio -- Class B                 portfolio pursues its objective by          Americas Inc.
                                          investing in common stocks and other        Subadviser: Turner Investment
                                          equity securities of US companies with      Partners, Inc.
                                          medium market capitalizations that the
                                          portfolio managers believe have strong
                                          earnings growth potential.
THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term          Fred Alger Management, Inc.
     -- Class S Shares                    capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.       Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential,
                                          and the Fund can leverage up to
                                          one-third of its total assets to buy
                                          additional securities.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

               YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
           ------------------------------------------  ----------------------
           GREATER THAN OR EQUAL TO  BUT LESS THAN
           ------------------------------------------
                   0 years              3 years                 8%
                   3 years              4 years                 7%
                   4 years              5 years                 6%
                   5 years              6 years                 5%
                   6 years              7 years                 4%
                   7 years              8 years                 3%
                   8 years              9 years                 2%
                   9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

     o    under the Managed Distribution Program or

     o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

               YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
            ------------------------------------------- ----------------------
            GREATER THAN OR EQUAL TO   BUT LESS THAN
            ------------------------- -----------------
                    0 years               3 years                8%
                    3 years               4 years                7%
                    4 years               5 years                6%
                    5 years               6 years                5%
                    6 years               7 years                4%
                    7 years               8 years                3%
                    8 years               9 years                2%
                    9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED INCOME SOLUTION BENEFIT ("GMWB") CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTOR IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o    Standard Death Benefit

     o    Annual Step-Up Death Benefit

     o    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT: We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below or*

     (3)  the Step-Up Value, if any, as described below


ROLL-UP DEATH BENEFIT

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death            o   the Contract Value on the Death Report Date
benefit will be the greatest of:                          o   your adjusted Purchase Payment, described below*
                                                          o   the Step-Up Value, if any, described below or
                                                          o   the Roll-Up Death Benefit Value, described below; or
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the             o   the Contract Value on the Death Report Date
death benefit will be the greatest of:                    o   your adjusted Purchase Payment, described below;*
                                                          o   the Step-Up Value, if any, as described below or
                                                          o   the Roll-Up Death Benefit Value, described below, on the
                                                              Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial
                                                              surrender reductions (as described below) that
                                                              occur after the Annuitant's 80th birthday
------------------------------------------------------------------------------------------------------------------------

* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a

Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender. For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.

---------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.

---------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

---------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

---------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

---------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the
                                                                    beneficiary may decline to
                                                                    receive the proceeds and
                                                                    instruct the company to pay the
                                                                    beneficiary who may elect to
                                                                    continue the Contract.

---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER               receive the distribution.

                                                                    But if, there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original MATURITY DATE). The
                                                                    proceeds will then be paid upon
                                                                    the death of the CONTINGENT
                                                                    ANNUITANT or owner.

---------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.

---------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)              (or if none, to the                                                    ANNUITANT is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

---------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
---------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

---------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

------------------------------------------------------------------------------------------------------------------------------
NAME OF RIDER:             GMWB I            GMWB I PLUS             GMWB II            GMWB II PLUS            GMWB III
------------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:             Guaranteed           Guaranteed            Guaranteed           Guaranteed            Guaranteed
                       Income Solution   Income Solution Plus    Income Solution       Income Solution      Income Solution
                                                                                            Plus                 Value
------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY:           Not available        Available if        Available on or        Not available       Available on or
                       for purchase on     approved in your      after March 21,        until further       after March 21,
                       or after March           state.         2005 if approved in         notice.        2005 if approved in
                          21, 2005,                                 your state                                your state.
                       unless GMWB II
                       is not approved
                        in your state
------------------------------------------------------------------------------------------------------------------------------

The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount that is guaranteed is called the "remaining benefit base" or "RBB."

If you elect GMWB I, GMWB II, or GMWB III, your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. If you elect GMWB I Plus or GMWB II Plus, the initial RBB includes Purchase Payment Credits.

The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                               GMWB I AND GMWB I     GMWB II AND GMWB
                                                                      PLUS               II PLUS            GMWB III
                                                               -------------------  ------------------- ------------------
If you make your first withdrawal before the 3rd anniversary
   after you purchase GMWB:.................................       5% of RBB            5% of RBB           5% of RBB
If you make your first withdrawal after the 3rd anniversary
   after you purchase GMWB:.................................       10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments and any Purchase Payment Credits into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:

     o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:

     o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

------------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB                AWB (5%)         VALUE             RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $106,000         $100,000              $5,000         $106,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL              $121,900         $100,000              $5,000         $90,100          $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A            (100,000           (5,000 X (1-        N/A            (100,000            (5,000 X
REDUCTION                           X 10,000/121,900)=    90,000/100,000)=                X 10,000/90,100)=    (1-88,901/100,000)=
                                          8,203                 500                            $11,099               $555
------------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                        $10,000                                               $11,099
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                        (10,000>8,203)                                       (11,099>10,000)
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000          $10,000                $500          $10,000          $11,099               $555
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $111,900         $90,000               $4,500         $80,100          $88,901              $4,445
------------------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB                AWB (5%)         VALUE             RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $106,000         $100,000              $5,000         $106,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL              $121,900         $100,000              $5,000         $90,100          $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER       $111,900          91,797               $4,590         $80,100          $88,901              $4,445
WITHDRAWAL
                                   [100,000 - (100,000   [5,000 - (5,000 X               [100,000 - (100,000       [5,000 X
                                    X 10,000/121,900)]    91,797/100,000)]                X 10,000/90,100)]    (88,901/100,000)]
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000           $8,203                $410          $10,000          $11,099               $555
------------------------------------------------------------------------------------------------------------------------------------


                       WITHDRAWAL EXAMPLE FOR GMWB I PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB                AWB (5%)         VALUE             RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
 VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACT DATE         $106,000         $106,000              $5,300         $106,000          $106,000             $5,300
------------------------------------------------------------------------------------------------------------------------------------
 IMMEDIATELY PRIOR
 TO WITHDRAWAL,
 CONTRACT YEAR TWO     $121,900         $106,000              $5,300          $90,100          $106,000             $5300
------------------------------------------------------------------------------------------------------------------------------------
                                         $97,304              $4,865                                                $4,712
                                                                                               $94,235
 IMMEDIATELY AFTER                      [106,000-         [5,300 - (5,300                                       [5,300- (5,300
 WITHDRAWAL,                           (106,000 X               X                        [106,000 - (106,000          X
 CONTRACT YEAR TWO     $111,900     10,000/121,900)]    10,000/121,900)]]     $80,100     X 10,000/90,100)]    10,000/90,100)]
------------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN VALUE
 DUE TO WITHDRAWAL
 (PARTIAL SURRENDER
 REDUCTION)             $10,000          $8,696                $435           $10,000          $11,765               $588
------------------------------------------------------------------------------------------------------------------------------------


                       WITHDRAWAL EXAMPLE FOR GMWB II PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB                AWB (5%)         VALUE             RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $106,000         $106,000              $5,300         $106,000         $106,000             $5,300
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL              $121,900         $106,000              $5,300         $90,100          $106,000             $5,300
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A            (106,000           (5,300 X (1-        N/A            (106,000            (5,300 X
REDUCTION                           X 10,000/121,900)=    96,000/106,000)=                X 10,000/90,100)=    (1-94,235/106,000)=
                                          8,696                 500                            $11,765               $588
------------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                        $10,000                                               $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                        (10,000>8,696)                                       (11,765>10,000)
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000          $10,000                $500          $10,000          $11,765               $588
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $111,900         $96,000               $4,800         $80,100          $94,235              $4,712
------------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          o    a qualified retirement plan (Code Section 401),

          o    a tax-sheltered annuity (Code Section 403(b)),

          o    an individual retirement account (Code Sections 408(a)),

          o    an individual retirement annuity (Code Section 408(b)), or

          o    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

     o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

     o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I, GMW I PLUS, GMWB II, AND GWMB II PLUS ONLY) If you select GMWB I, GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                             GMWB I        GMWB I PLUS         GMWB II       GMWB II PLUS        GMWB III
                                           ------------    -------------    --------------   --------------    -------------
Current Annual Charge..................       0.40%           0.55%             0.50%            0.65%            0.25%
Maximum Annual Charge After a Reset....       1.00%           1.00%             1.00%            1.00%             N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.


  --------------------------------------------------------------------------------------------------------------------------
                              GMWB I            GMWB I PLUS           GMWB II           GMWB II PLUS          GMWB III
  --------------------------------------------------------------------------------------------------------------------------
  AWB                      5% of RBB if     5% of RBB if first      5% of RBB if        5% of RBB if         5% of RBB
                         first withdrawal    withdrawal before    first withdrawal    first withdrawal
                            before 3rd        3rd anniversary        before 3rd          before 3rd
                           anniversary         10% of RBB if        anniversary         anniversary
                          10% of RBB if      first withdrawal      10% of RBB if       10% of RBB if
                         first withdrawal        after 3rd        first withdrawal    first withdrawal
                            after 3rd           anniversary          after 3rd           after 3rd
                           anniversary                              anniversary         anniversary
  --------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE               0.40%                0.55%               0.50%               0.65%               0.25%
  --------------------------------------------------------------------------------------------------------------------------
  RESET                        Yes                  Yes                 Yes                 Yes                  No
  --------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY               No                  No             Yes, after the      Yes, after the      Yes, after the
  GMWB?                                                           5th anniversary     5th anniversary     5th anniversary
                                                                  of GMWB purchase    of GMWB purchase    of GMWB purchase
  --------------------------------------------------------------------------------------------------------------------------
  ARE PURCHASE                  No                  Yes                  No                 Yes                  No
  PAYMENT CREDITS
  INCLUDED AS PART OF
  THE GUARANTEE (THE
  RBB)?
  --------------------------------------------------------------------------------------------------------------------------
  INVESTMENT                    No                  No                  Yes                 Yes                 Yes
  RESTRICTIONS
  --------------------------------------------------------------------------------------------------------------------------
  WAIVER OF                     No                  No                  Yes                 Yes                 Yes
  RECALCULATION OF
  AWB FOR
  DISTRIBUTIONS FROM
  TAX-QUALIFIED PLANS
  --------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider (Guaranteed Income Solution) offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000      Not Applicable       $106,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000         $100,000          $90,100           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $9,900(2)
-------------------------------------------------------------------------------------------------------------------------------

--------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                 BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


                        EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY             $111,900          $90,000               $10,000             [100,000 x             $10,000
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                                                                                  $8,203
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY              $80,100          $88,901               $10,000             [100,000 x             $11,099
FOLLOWING PARTIAL                                                                       10,000/90,100]
WITHDRAWAL                                                                                 $11,099
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (Scudder Conservative Income Strategy Portfolio, Scudder Income & Growth Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, and Scudder Growth Strategy Portfolio) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.


                              PERMITTED SUBACCOUNTS
                     SCUDDER VARIABLE SERIES II Scudder
                     Conservative Income Strategy Portfolio --
                     Class B Scudder Income & Growth Strategy
                     Portfolio -- Class B Scudder Growth & Income
                     Strategy Portfolio -- Class B Scudder Growth
                     Strategy Portfolio -- Class B Scudder Money
                     Market Portfolio -- Class B

We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

REBALANCING: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider (Guaranteed Income Solution). You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider (Guaranteed Income Solution) that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

|X| Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

|X| If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

|X| Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

|X| If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a


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

program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


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

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a


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

withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or Guaranteed Income Solution. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract

Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial


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

surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

SCUDDER DISTRIBUTORS, INC. The Company and TDLLC have entered into a distribution arrangement with Scudder Distributors, Inc. ("SDI") under which the Company and TDLLC pay SDI a fee of 1.0% of all Purchase Payments made under the Contracts for providing wholesale distribution support in relation to the Scudder Advocate line of products. The Scudder Advocate line of products feature portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by SDI, its affiliate. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)...........................   2004        1.069           1.300                  63,769
                                                               2003        1.000           1.069                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)...   2004        1.322           1.626                  36,384
                                                               2003        1.000           1.322                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)........................................   2004        1.241           1.442                   1,513
                                                               2003        1.000           1.241                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2004        1.174           1.321                 278,865
                                                               2003        1.000           1.174                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (9/03)....................................   2004        1.128           1.177                      --
                                                               2003        1.000           1.128                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03)...........................................   2004        1.166           1.501                 359,796
                                                               2003        1.000           1.166                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2004        1.130           1.231                   3,236
                                                               2003        1.000           1.130                      --

   Capital Growth Portfolio -- Class B (8/03)...............   2004        1.118           1.184                  47,547
                                                               2003        1.000           1.118                      --

   Global Discovery Portfolio -- Class B (10/03)............   2004        1.256           1.523                  11,665
                                                               2003        1.000           1.256                      --

   Growth and Income Portfolio -- Class B (7/03)............   2004        1.130           1.222                 281,014
                                                               2003        1.000           1.130                      --

   Health Sciences Portfolio -- Class B (7/03)..............   2004        1.125           1.210                  48,256
                                                               2003        1.000           1.125                      --

   International Portfolio -- Class B (7/03)................   2004        1.187           1.359                  82,608
                                                               2003        1.000           1.187                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2004        1.167           1.191                  57,968
                                                               2003        1.000           1.167                      --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2004        1.158           1.318                 197,758
                                                               2003        1.000           1.158                      --

   Scudder Conservative Income Strategy Portfolio --
   Class B (9/04)...........................................   2004        1.010           1.043                  88,460

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2004        0.991           1.015                 667,179
                                                               2003        1.000           0.991                      --

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2004        1.183           1.332                  58,679
                                                               2003        1.000           1.183                      --

   Scudder Government & Agency Securities
   Portfolio -- Class B (7/03)..............................   2004        0.998           1.015                 136,757
                                                               2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Growth & Income Strategy Portfolio (9/04)........   2004        1.013           1.078                  90,848

   Scudder Growth Portfolio -- Class B (8/03)...............   2004        1.111           1.146                  33,924
                                                               2003        1.000           1.111                      --

   Scudder Growth Strategy Portfolio -- Class B (9/04)......   2004        1.017           1.097               1,056,279

   Scudder High Income Portfolio -- Class B (7/03)..........   2004        1.094           1.207                 247,661
                                                               2003        1.000           1.094                      --

   Scudder Income & Growth Strategy Portfolio --
   Class B (9/04)...........................................   2004        1.010           1.060                  38,576

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2004        1.212           1.407                  77,487
                                                               2003        1.000           1.212                      --
Scudder Mercury Large Cap Core Portfolio (12/04)............   2004        1.000           1.037                      --
   Scudder Money Market Portfolio -- Class B (8/03).........   2004        0.992           0.982                 871,384
                                                               2003        1.000           0.992                  52,385

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2004        1.135           1.235                  52,869
                                                               2003        1.000           1.135                      --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2004        0.987           1.052                 159,072
                                                               2003        1.000           0.987                      --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2004        1.218           1.217                     998
                                                               2003        1.000           1.218                      --

   Scudder Templeton Foreign Value Portfolio (11/04)........   2004        1.000           1.054                      --

   Scudder Total Return Portfolio -- Class B (7/03).........   2004        1.066           1.116                 114,599
                                                               2003        1.000           1.066                      --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2004        1.161           1.273                 333,537
                                                               2003        1.000           1.161                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2004        1.132           1.243                 150,927
                                                               2003        1.000           1.132                      --

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2004        1.165           1.304                 974,299
                                                               2003        1.000           1.165                      --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2004        1.247           1.542                 292,978
                                                               2003        1.000           1.247                      --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2004        1.120           1.120                  59,526
                                                               2003        1.000           1.120                      --

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2004        1.160           1.267                  16,996
                                                               2003        1.000           1.160                      --

   SVS II Scudder Large Cap Value Portfolio --
   Class B (8/03)...........................................   2004        1.165           1.258                 220,709
                                                               2003        1.000           1.165                      --

   SVS Index 500 Portfolio -- Class B (7/03)................   2004        1.135           1.229                 193,885
                                                               2003        1.000           1.135                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2004        1.178           1.293                  17,966
                                                               2003        1.000           1.178                      --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2004        1.122           1.227                  52,580
                                                               2003        1.000           1.122                      --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2004        1.113           1.229                  12,619
                                                               2003        1.000           1.113                      --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2004        1.124           1.300                 247,053
                                                               2003        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2004        1.196           1.188                  81,031
                                                               2003        1.000           1.196                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2004        1.215           1.324                  78,405
                                                               2003        1.000           1.215                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (7/03)............................................   2004        1.065           1.093                 477,828
                                                               2003        1.000           1.065                  25,808

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (10/03)...........................................   2004        1.124           1.194                  88,121
                                                               2003        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)...........................   2004        1.000           1.199                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)...   2004        1.000           1.161                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)........................................   2004        1.000           1.129                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio --
   Service Shares (7/03)....................................   2004        1.000           1.114                   4,826

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (9/03)............................................   2004        1.000           1.042                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.209                      --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2004        1.000           1.065                      --

   Capital Growth Portfolio -- Class B (8/03)...............   2004        1.000           1.053                      --

   Global Discovery Portfolio -- Class B (10/03)............   2004        1.000           1.193                      --

   Growth and Income Portfolio -- Class B (7/03)............   2004        1.000           1.079                      --

   Health Sciences Portfolio -- Class B (7/03)..............   2004        1.000           1.037                   2,973

   International Portfolio -- Class B (7/03)................   2004        1.000           1.135                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2004        1.000           1.042                      --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2004        1.000           1.109                   2,849

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Conservative Income Strategy Portfolio --           2004        1.009           1.039                      --
   Class B (9/04)...........................................

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2004        1.000           0.993                   1,829

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2004        1.000           1.122                      --

   Scudder Government & Agency Securities
   Portfolio -- Class B (7/03)..............................   2004        1.000           0.998                   1,815

   Scudder Growth & Income Strategy Portfolio (9/04)........   2004        1.012           1.073                      --

   Scudder Growth Portfolio -- Class B (8/03)...............   2004        1.000           1.040                   1,926

   Scudder Growth Strategy Portfolio -- Class B (9/04)......   2004        1.016           1.092                      --

   Scudder High Income Portfolio -- Class B (7/03)..........   2004        1.000           1.082                   1,787

   Scudder Income & Growth Strategy Portfolio --
   Class B (9/04)...........................................   2004        1.009           1.055                      --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.148                      --
   Scudder Mercury Large Cap Core Portfolio (12/04).........   2004        1.000           1.036                      --
   Scudder Money Market Portfolio -- Class B (8/03).........   2004        1.000           0.983                      --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2004        1.000           1.064                   2,070

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2004        1.000           1.055                   1,821

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2004        1.000           1.043                   3,123

   Scudder Templeton Foreign Value Portfolio (11/04)........   2004        1.000           1.052                      --

   Scudder Total Return Portfolio -- Class B (7/03).........   2004        1.000           1.031                      --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2004        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2004        1.000           1.058                   2,917

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2004        1.000           1.113                   4,634

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2004        1.000           1.165                   2,750

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2004        1.000           1.009                   3,145

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2004        1.000           1.103                      --

   SVS II Scudder Large Cap Value Portfolio --
   Class B (8/03)...........................................   2004        1.000           1.078                   2,855

   SVS Index 500 Portfolio -- Class B (7/03)................   2004        1.000           1.083                      --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2004        1.000           1.101                      --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2004        1.000           1.099                   2,923

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2004        1.000           1.105                      --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2004        1.000           1.138                      --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2004        1.000           1.013                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2004        1.000           1.096                      --

The Alger American Fund
   Alger American Balanced Portfolio --
   Class S Shares (7/03)....................................   2004        1.000           1.014                   3,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Alger American Leveraged AllCap Portfolio -- Class S        2004        1.000           1.066                      --
   Shares (10/03)...........................................


                                      NOTES

Effective "10/15/2004" AIM Variable Insurance Funds, Inc., INVESCO VIF -- Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)...........................   2004        1.069           1.300                 106,166
                                                               2003        1.000           1.069                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)....   2004        1.322           1.626                  79,763
                                                               2003        1.000           1.322                     399

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03).........................................   2004        1.241           1.442                  26,986
                                                               2003        1.000           1.241                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2004        1.174           1.321                 319,096
                                                               2003        1.000           1.174                  18,321

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (9/03)....................................   2004        1.128           1.177                  25,027
                                                               2003        1.000           1.128                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03)...........................................   2004        1.166           1.501                 416,570
                                                               2003        1.000           1.166                  31,908

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2004        1.130           1.231                  98,041
                                                               2003        1.000           1.130                      --

   Capital Growth Portfolio -- Class B (7/03)...............   2004        1.118           1.184                 285,640
                                                               2003        1.000           1.118                  99,871

   Global Discovery Portfolio -- Class B (7/03).............   2004        1.256           1.523                 132,423
                                                               2003        1.000           1.256                      --

   Growth and Income Portfolio -- Class B (6/03)............   2004        1.130           1.222                 172,071
                                                               2003        1.000           1.130                  11,807

   Health Sciences Portfolio -- Class B (6/03)..............   2004        1.125           1.210                  64,549
                                                               2003        1.000           1.125                   7,708

   International Portfolio -- Class B (7/03)................   2004        1.187           1.359                 344,755
                                                               2003        1.000           1.187                   7,337

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2004        1.167           1.191                  31,440
                                                               2003        1.000           1.167                      --

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2004        1.158           1.318                 283,119
                                                               2003        1.000           1.158                  32,460

   Scudder Conservative Income Strategy Portfolio --
   Class B (8/04)...........................................   2004        1.005           1.043                      --

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2004        0.991           1.015               1,013,767
                                                               2003        1.000           0.991                  42,825

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2004        1.183           1.332                  65,508
                                                               2003        1.000           1.183                   2,944

   Scudder Government & Agency Securities
   Portfolio -- Class B (6/03)..............................   2004        0.998           1.015                 651,596
                                                               2003        1.000           0.998                  34,617

   Scudder Growth & Income Strategy Portfolio (8/04)........   2004        1.000           1.078                 431,287

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Growth Portfolio -- Class B (7/03)...............   2004        1.111           1.146                 196,692
                                                               2003        1.000           1.111                      --

   Scudder Growth Strategy Portfolio -- Class B (9/04)......   2004        1.016           1.097                 175,261

   Scudder High Income Portfolio -- Class B (6/03)..........   2004        1.094           1.207                 556,117
                                                               2003        1.000           1.094                  75,380

   Scudder Income & Growth Strategy Portfolio --
   Class B (8/04)...........................................   2004        1.003           1.060                 774,322

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2004        1.212           1.407                 204,220
                                                               2003        1.000           1.212                  12,608
   Scudder Mercury Large Cap Core Portfolio (12/04).........   2004        1.000           1.037                      --
   Scudder Money Market Portfolio -- Class B (7/03).........   2004        0.992           0.982               2,463,485
                                                               2003        1.000           0.992                  58,943

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2004        1.135           1.235                 245,471
                                                               2003        1.000           1.135                 128,991

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2004        0.987           1.052                 346,899
                                                               2003        1.000           0.987                  12,077

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2004        1.218           1.217                 103,092
                                                               2003        1.000           1.218                      --

   Scudder Total Return Portfolio -- Class B (7/03).........   2004        1.066           1.116                 223,826
                                                               2003        1.000           1.066                  54,839

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2004        1.161           1.273               1,343,436
                                                               2003        1.000           1.161                 163,942

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2004        1.132           1.243                  62,791
                                                               2003        1.000           1.132                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2004        1.165           1.304                 742,960
                                                               2003        1.000           1.165                  75,935

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2004        1.247           1.542                 514,988
                                                               2003        1.000           1.247                 164,572

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2004        1.120           1.120                 278,318
                                                               2003        1.000           1.120                 100,939

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2004        1.160           1.267                  53,794
                                                               2003        1.000           1.160                      --

   SVS II Scudder Large Cap Value Portfolio --
   Class B (7/03)...........................................   2004        1.165           1.258                 468,294
                                                               2003        1.000           1.165                 130,307

   SVS Index 500 Portfolio -- Class B (7/03)................   2004        1.135           1.229                 989,320
                                                               2003        1.000           1.135                  26,170

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2004        1.178           1.293                  82,508
                                                               2003        1.000           1.178                   3,340

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2004        1.122           1.227                 167,914
                                                               2003        1.000           1.122                  16,750

   SVS Janus Growth Opportunities Portfolio --
   Class B (7/03)...........................................   2004        1.113           1.229                  69,603
                                                               2003        1.000           1.113                  11,797

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2004        1.124           1.300                 238,008
                                                               2003        1.000           1.124                   9,054

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2004        1.196           1.188                 100,850
                                                               2003        1.000           1.196                   3,270

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2004        1.215           1.324                 139,906
                                                               2003        1.000           1.215                  69,432

The Alger American Fund
   Alger American Balanced Portfolio --
   Class S Shares (6/03)....................................   2004        1.065           1.093                 573,613
                                                               2003        1.000           1.065                  12,814

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2004        1.124           1.194                  72,338
                                                               2003        1.000           1.124                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)...........................   2004        1.000           1.199                   9,585

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)....   2004        1.000           1.161                 115,538

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03).........................................   2004        1.000           1.129                  28,010

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio --
   Service Shares (6/03)....................................   2004        1.000           1.114                  62,790

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (9/03)............................................   2004        1.000           1.042                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03)...........................................   2004        1.000           1.209                  63,171

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2004        1.000           1.065                  47,496

   Capital Growth Portfolio -- Class B (7/03)...............   2004        1.000           1.053                 126,915

   Global Discovery Portfolio -- Class B (7/03).............   2004        1.000           1.193                   3,201

   Growth and Income Portfolio -- Class B (6/03)............   2004        1.000           1.079                  12,452

   Health Sciences Portfolio -- Class B (6/03)..............   2004        1.000           1.037                  34,237

   International Portfolio -- Class B (7/03)................   2004        1.000           1.135                 192,174

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2004        1.000           1.042                  45,980

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2004        1.000           1.109                  61,768

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Scudder Conservative Income Strategy Portfolio --           2004        1.005           1.039                      --
   Class B (8/04)...........................................

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2004        1.000           0.993                 567,333

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2004        1.000           1.122                 141,027

   Scudder Government & Agency Securities
   Portfolio -- Class B (6/03)..............................   2004        1.000           0.998                 323,868

   Scudder Growth & Income Strategy Portfolio (8/04)........   2004        0.999           1.073                 273,922

   Scudder Growth Portfolio -- Class B (7/03)...............   2004        1.000           1.040                   1,015

   Scudder Growth Strategy Portfolio -- Class B (9/04)......   2004        1.016           1.092                      --

   Scudder High Income Portfolio -- Class B (6/03)..........   2004        1.000           1.082                 148,145

   Scudder Income & Growth Strategy Portfolio --
   Class B (8/04)...........................................   2004        1.002           1.055                      --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.148                 118,454
   Scudder Mercury Large Cap Core Portfolio (12/04).........   2004        1.000           1.036                      --
   Scudder Money Market Portfolio -- Class B (7/03).........   2004        1.000           0.983                 102,225

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2004        1.000           1.064                  22,185

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2004        1.000           1.055                 241,964

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2004        1.000           1.043                  46,073

   Scudder Total Return Portfolio -- Class B (7/03).........   2004        1.000           1.031                 648,694

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2004        1.000           1.066                 228,243

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2004        1.000           1.058                  20,131

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2004        1.000           1.113                  93,295

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2004        1.000           1.165                  46,584

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.009                  69,015

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2004        1.000           1.103                 162,010

   SVS II Scudder Large Cap Value Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.078                      --

   SVS Index 500 Portfolio -- Class B (7/03)................   2004        1.000           1.083                  19,465

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2004        1.000           1.101                  21,188

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2004        1.000           1.099                   6,963

   SVS Janus Growth Opportunities Portfolio --
   Class B (7/03)...........................................   2004        1.000           1.105                  24,422

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2004        1.000           1.138                  64,106

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2004        1.000           1.013                  84,018

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2004        1.000           1.096                   8,551

The Alger American Fund
   Alger American Balanced Portfolio --
   Class S Shares (6/03)....................................   2004        1.000           1.014                 193,195

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2004        1.000           1.066                      --

                                      NOTES

Effective "10/15/2004" AIM Variable Insurance Funds, Inc., INVESCO VIF -- Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

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


                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.


Name:
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Address:
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                                      E-1

L-19972                                                                May, 2005

                                     PART B

                                       SAI

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY......................................................    2
PRINCIPAL UNDERWRITER......................................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..........................    3
VALUATION OF ASSETS........................................................    3
FEDERAL TAX CONSIDERATIONS.................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................    8
CONDENSED FINANCIAL INFORMATION............................................   10
FINANCIAL STATEMENTS.......................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o    The Travelers Insurance Company ("TIC")
     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Eleven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

      UNDERWRITING COMMISSIONS PAID TO TDLLC  AMOUNT OF UNDERWRITING COMMISSIONS
YEAR              BY THE COMPANY                       RETAINED BY TDLLC
----  --------------------------------------  ----------------------------------
2004                $ 132,410                                 $ 0
2003                $  73,223                                 $ 0
2002                $  88,393                                 $ 0

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses
                (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age
59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the account's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Eleven for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.987               1,116,721
                                                               2003        1.000           0.993                  35,690

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.280                 339,421
                                                               2003        1.000           1.224                   6,871

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.243           1.388                 313,845
                                                               2003        1.000           1.243                   4,473

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.215           1.325                 546,408
                                                               2003        1.000           1.215                   2,381

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.334           1.462                 329,200
                                                               2003        1.000           1.334                   7,956

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.558                 493,997
                                                               2003        1.000           1.337                  66,608

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.343                 275,915
                                                               2003        1.000           1.255                  15,082

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.232           1.291                 630,486
                                                               2003        1.000           1.232                  64,877

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.412           1.650                 220,980
                                                               2003        1.000           1.412                  55,256

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.995           1.008                 552,237
                                                               2003        1.000           0.995                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.109           1.140                 254,318
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.509           1.760                 109,699
                                                               2003        1.000           1.509                      71

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.204           1.373                 492,774
                                                               2003        1.000           1.204                  18,295

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.282           1.490                  17,995
                                                               2003        1.000           1.282                   3,595

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.211           1.321                 532,036
                                                               2003        1.000           1.211                  64,776

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.153           1.205                  70,236
                                                               2003        1.000           1.153                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.151           1.220                 732,713
                                                               2003        1.000           1.151                  92,962

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.288           1.500                  59,613
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.583                 398,087
                                                               2003        1.000           1.322                  60,324

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.094                  48,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           1.000                  22,256

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.070           1.072                  65,806

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.260           1.677                 400,846
                                                               2003        1.000           1.260                   5,240

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.595                 144,559
                                                               2003        1.000           1.353                  62,274

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.284           1.429                  24,898
                                                               2003        1.000           1.284                   4,304

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.088           1.176                 574,254
                                                               2003        1.000           1.088                     195

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.190           1.304                  92,974
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.114           1.188                  85,963
                                                               2003        1.000           1.114                   2,221

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.986                      --
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.278                  21,268
                                                               2003        1.000           1.224                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.243           1.387                  57,583
                                                               2003        1.000           1.243                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.214           1.324                  38,579
                                                               2003        1.000           1.214                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.333           1.460                      --
                                                               2003        1.000           1.333                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.556                  36,194
                                                               2003        1.000           1.336                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.341                     788
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.231           1.290                  52,911
                                                               2003        1.000           1.231                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.411           1.649                  48,490
                                                               2003        1.000           1.411                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.994           1.007                   4,411
                                                               2003        1.000           0.994                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.109           1.139                      --
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.508           1.759                   6,377
                                                               2003        1.000           1.508                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                      --
                                                               2003        1.000           1.203                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.211           1.320                  42,109
                                                               2003        1.000           1.211                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.152           1.204                      --
                                                               2003        1.000           1.152                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.151           1.219                  33,712
                                                               2003        1.000           1.151                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.288           1.499                      --
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                   6,949
                                                               2003        1.000           1.322                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           1.000                  13,548

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.070           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.259           1.675                  28,482
                                                               2003        1.000           1.259                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  35,275
                                                               2003        1.000           1.353                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.283           1.428                  27,133
                                                               2003        1.000           1.283                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.088           1.175                  26,542
                                                               2003        1.000           1.088                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.190           1.303                      --
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.113           1.187                   3,777
                                                               2003        1.000           1.113                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.983                 747,359
                                                               2003        1.000           0.992                   1,126

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.275                 113,134
                                                               2003        1.000           1.222                     456

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.241           1.383                  18,458
                                                               2003        1.000           1.241                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.213           1.321                 265,890
                                                               2003        1.000           1.213                   3,132

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.332           1.457                 111,766
                                                               2003        1.000           1.332                     208

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.553                 187,836
                                                               2003        1.000           1.335                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.254           1.338                 193,252
                                                               2003        1.000           1.254                     278

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.230           1.287                  60,448
                                                               2003        1.000           1.230                   1,559

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.410           1.645                  61,081
                                                               2003        1.000           1.410                   1,383

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.993           1.004                 647,590
                                                               2003        1.000           0.993                     983

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.108           1.137                 445,403
                                                               2003        1.000           1.108                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.507           1.754                  44,631
                                                               2003        1.000           1.507                     469

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.369                 298,133
                                                               2003        1.000           1.202                   1,599

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.485                      --
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.210           1.317                 116,457
                                                               2003        1.000           1.210                     520

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.151           1.201                  57,772
                                                               2003        1.000           1.151                     243

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.150           1.216                 164,624
                                                               2003        1.000           1.150                   1,922

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.287           1.495                      --
                                                               2003        1.000           1.287                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.321           1.578                 318,854
                                                               2003        1.000           1.321                   1,767

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.092                 147,395

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           0.999                  20,554

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.071                  52,237

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.671                  69,039
                                                               2003        1.000           1.258                   1,385

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.352           1.590                  36,326
                                                               2003        1.000           1.352                   3,132

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.282           1.424                      --
                                                               2003        1.000           1.282                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.087           1.172                 195,674
                                                               2003        1.000           1.087                   3,422

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.189           1.299                  93,668
                                                               2003        1.000           1.189                     964

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.112           1.184                  46,341
                                                               2003        1.000           1.112                   1,709

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,734,183
                                                               2003        1.000           0.992                 209,193

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 530,535
                                                               2003        1.000           1.222                  27,451

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.241           1.382                 232,067
                                                               2003        1.000           1.241                  74,814

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.213           1.320               1,091,587
                                                               2003        1.000           1.213                  24,924

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.331           1.455                 381,020
                                                               2003        1.000           1.331                  88,557

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.551                 868,465
                                                               2003        1.000           1.334                 104,988

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 674,582
                                                               2003        1.000           1.253                  85,642

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.230           1.286                 388,699
                                                               2003        1.000           1.230                   6,651

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.409           1.643                 628,049
                                                               2003        1.000           1.409                  43,123

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.993           1.003                 773,884
                                                               2003        1.000           0.993                  14,909

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.107           1.135                 174,655
                                                               2003        1.000           1.107                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.506           1.753                 352,234
                                                               2003        1.000           1.506                  34,133

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.367                 623,014
                                                               2003        1.000           1.202                  14,010

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  42,883
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.209           1.316                 977,147
                                                               2003        1.000           1.209                 223,615

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.151           1.200                 142,373
                                                               2003        1.000           1.151                  44,909

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.149           1.215               1,130,615
                                                               2003        1.000           1.149                 132,252

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.286           1.494                 120,375
                                                               2003        1.000           1.286                   7,263

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 653,352
                                                               2003        1.000           1.320                  67,885

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.092                 273,641

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           0.998                 174,350

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.070                 203,469

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.670                 426,758
                                                               2003        1.000           1.258                  81,414

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.588                 343,651
                                                               2003        1.000           1.351                  34,490

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.282           1.423                  51,725
                                                               2003        1.000           1.282                  11,543

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.086           1.171               1,544,395
                                                               2003        1.000           1.086                 141,425

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.188           1.298                 687,784
                                                               2003        1.000           1.188                  44,779

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.112           1.183                 233,520
                                                               2003        1.000           1.112                  68,443

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.996                  57,824

AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.056                   2,150

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.067                  11,497

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.074                   7,647

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.087                   4,567

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                  40,221

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.054                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.049                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.171                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.034                   7,806

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.028                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.297                     956

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.127                   6,284

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.179                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.092                   4,932

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.083                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.087                   8,025

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.172                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.146                  13,629

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.072                   5,316

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        1.000           0.994                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.012                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.310                   7,106

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.156                   8,047

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.110                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.100                  20,455

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.088                   3,900

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.055                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.991           0.980               1,392,585
                                                               2003        1.000           0.991                  72,439

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.221           1.271                 593,713
                                                               2003        1.000           1.221                  25,355

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.240           1.379                 276,314
                                                               2003        1.000           1.240                  73,780

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.211           1.317               1,169,969
                                                               2003        1.000           1.211                  21,619

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.330           1.452                 496,425
                                                               2003        1.000           1.330                  17,078

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.547                 840,583
                                                               2003        1.000           1.333                  14,359

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.334                 548,972
                                                               2003        1.000           1.252                  33,415

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.229           1.283                 335,647
                                                               2003        1.000           1.229                  74,549

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.408           1.639                 391,043
                                                               2003        1.000           1.408                  20,711

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.992           1.001                 399,575
                                                               2003        1.000           0.992                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.106           1.133                 867,663
                                                               2003        1.000           1.106                  84,158

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.505           1.748                 362,843
                                                               2003        1.000           1.505                   9,952

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.201           1.364                 363,631
                                                               2003        1.000           1.201                  44,867

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.480                  73,687
                                                               2003        1.000           1.278                  15,488

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.208           1.312                 859,224
                                                               2003        1.000           1.208                  27,860

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.149           1.197                 147,916
                                                               2003        1.000           1.149                  15,157

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.148           1.212               1,035,150
                                                               2003        1.000           1.148                  81,714

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.285           1.490                  54,321
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.319           1.572                 335,227
                                                               2003        1.000           1.319                  70,089

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.091                 342,123

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.997                  44,401

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.069                  97,313

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.666                 229,417
                                                               2003        1.000           1.256                     347

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.350           1.585                 182,954
                                                               2003        1.000           1.350                  78,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.281           1.420                  60,591
                                                               2003        1.000           1.281                     165

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.085           1.169               1,077,272
                                                               2003        1.000           1.085                 120,462

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.187           1.295                 647,886
                                                               2003        1.000           1.187                  15,432

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.111           1.180                 237,362
                                                               2003        1.000           1.111                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                      --
                                                               2003        1.000           0.990                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                      --
                                                               2003        1.000           1.220                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.239           1.378                  12,234
                                                               2003        1.000           1.239                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.211           1.316                  24,237
                                                               2003        1.000           1.211                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.330           1.451                     817
                                                               2003        1.000           1.330                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  58,808
                                                               2003        1.000           1.333                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  29,073
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.228           1.281                  28,846
                                                               2003        1.000           1.228                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.407           1.638                  25,245
                                                               2003        1.000           1.407                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.991           1.000                   3,517
                                                               2003        1.000           0.991                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.106           1.132                      --
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.504           1.747                   7,982
                                                               2003        1.000           1.504                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                   2,634
                                                               2003        1.000           1.200                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                      --
                                                               2003        1.000           1.278                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.208           1.311                  27,379
                                                               2003        1.000           1.208                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.149           1.196                      --
                                                               2003        1.000           1.149                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.148           1.211                  31,242
                                                               2003        1.000           1.148                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.284           1.489                  14,869
                                                               2003        1.000           1.284                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                   7,542
                                                               2003        1.000           1.318                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.090                   1,092

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.997                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.664                      --
                                                               2003        1.000           1.256                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   5,915
                                                               2003        1.000           1.349                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.280           1.418                      --
                                                               2003        1.000           1.280                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.085           1.167                  15,302
                                                               2003        1.000           1.085                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.187           1.294                      --
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.110           1.179                      --
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.980                      --
                                                               2003        0.998           0.992                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.150           1.196                     959
                                                               2003        1.091           1.150                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.125           1.250                     923
                                                               2003        1.017           1.125                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.149           1.248                   1,848
                                                               2003        1.019           1.149                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.221           1.332                      --
                                                               2003        1.163           1.221                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.148           1.222                      --
                                                               2003        1.090           1.148                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.151           1.200                     955
                                                               2003        1.082           1.151                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.265           1.472                   1,564
                                                               2003        1.030           1.265                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.982           0.990                   2,326
                                                               2003        0.971           0.982                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.044           1.068                      --
                                                               2003        1.005           1.044                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.372           1.593                      --
                                                               2003        1.157           1.372                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.111           1.261                      --
                                                               2003        1.034           1.111                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.193           1.379                      --
                                                               2003        1.025           1.193                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.131           1.227                      --
                                                               2003        1.004           1.131                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.129                      --
                                                               2003        1.060           1.086                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.081           1.139                      --
                                                               2003        0.993           1.081                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.197           1.387                      --
                                                               2003        1.066           1.197                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.430                   1,619
                                                               2003        1.080           1.200                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.090                   2,106

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                   1,156

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.211           1.603                      --
                                                               2003        1.050           1.211                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.207           1.416                      --
                                                               2003        1.118           1.207                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.173           1.299                      --
                                                               2003        1.049           1.173                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.044           1.123                   3,074
                                                               2003        0.987           1.044                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.119           1.219                      --
                                                               2003        1.039           1.119                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.052           1.117                   3,088
                                                               2003        0.972           1.052                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.991                      --


   AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.062                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.101                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.107                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.153                   2,400

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.037                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.065                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.165                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           0.992                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.020                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.142                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.132                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.192                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.103                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.060                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.031                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.180                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.170                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.089                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.240                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.137                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.089                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.058                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.989           0.977               1,517,985
                                                               2003        1.000           0.989                 212,768

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.267                 231,839
                                                               2003        1.000           1.219                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.238           1.374                  61,198
                                                               2003        1.000           1.238                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.210           1.312                 412,137
                                                               2003        1.000           1.210                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.328           1.447                 159,032
                                                               2003        1.000           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.542                 259,760
                                                               2003        1.000           1.331                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.329                 193,584
                                                               2003        1.000           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.227           1.278                 143,986
                                                               2003        1.000           1.227                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.406           1.634                 257,164
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.991           0.997                 378,667
                                                               2003        1.000           0.991                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.105           1.129                  56,396
                                                               2003        1.000           1.105                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.503           1.743                 221,462
                                                               2003        1.000           1.503                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.360                 206,715
                                                               2003        1.000           1.199                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.277           1.475                  57,687
                                                               2003        1.000           1.277                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.207           1.308                 447,061
                                                               2003        1.000           1.207                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.148           1.193                  28,890
                                                               2003        1.000           1.148                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.147           1.208                 391,936
                                                               2003        1.000           1.147                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.283           1.485                 154,680
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.567                 104,871
                                                               2003        1.000           1.317                   2,410

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.089                 226,868

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                 151,439

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.067                 103,436

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.255           1.660                 118,824
                                                               2003        1.000           1.255                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.579                  67,040
                                                               2003        1.000           1.348                   2,360

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.279           1.415                  27,370
                                                               2003        1.000           1.279                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.084           1.165                 890,221
                                                               2003        1.000           1.084                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.186           1.291                 440,802
                                                               2003        1.000           1.186                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.109           1.176                  39,985
                                                               2003        1.000           1.109                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.994                 122,820

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.072                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.085                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.156                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.169                   2,321

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.125                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.177                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.085                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.143                   5,968

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.070                   6,264

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        1.000           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.010                   5,339

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.308                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.154                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.108                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.098                   3,638

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.988           0.973                 275,155
                                                               2003        1.000           0.988                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.217           1.263                  16,168
                                                               2003        1.000           1.217                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.237           1.370                   3,183
                                                               2003        1.000           1.237                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.208           1.308                  14,695
                                                               2003        1.000           1.208                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.326           1.442                  10,525
                                                               2003        1.000           1.326                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.330           1.537                  19,494
                                                               2003        1.000           1.330                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.249           1.325                  18,591
                                                               2003        1.000           1.249                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.225           1.274                   8,271
                                                               2003        1.000           1.225                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.404           1.628                  16,442
                                                               2003        1.000           1.404                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.989           0.994                  19,893
                                                               2003        1.000           0.989                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.103           1.125                   3,766
                                                               2003        1.000           1.103                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.501           1.737                  15,206
                                                               2003        1.000           1.501                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.197           1.355                   9,677
                                                               2003        1.000           1.197                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.275           1.470                   5,245
                                                               2003        1.000           1.275                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.205           1.304                  36,417
                                                               2003        1.000           1.205                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.146           1.189                   7,375
                                                               2003        1.000           1.146                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.145           1.204                  33,179
                                                               2003        1.000           1.145                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.282           1.480                   4,585
                                                               2003        1.000           1.282                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.315           1.562                  19,694
                                                               2003        1.000           1.315                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.087                  24,687

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.994                   4,896

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.066                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.253           1.655                      --
                                                               2003        1.000           1.253                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.346           1.574                   2,473
                                                               2003        1.000           1.346                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.277           1.410                      --
                                                               2003        1.000           1.277                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.082           1.161                  45,232
                                                               2003        1.000           1.082                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.184           1.287                  20,017
                                                               2003        1.000           1.184                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.108           1.172                   8,916
                                                               2003        1.000           1.108                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.215           1.428                  38,929
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.062                 180,567

   Managed Assets Trust (5/04)                                 2004        0.981           1.060                 160,497

   Money Market Portfolio (8/03)                               2004        0.993           0.987               1,116,721
                                                               2003        1.000           0.993                  35,690

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.220                 126,144
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.471                 189,860
                                                               2003        1.000           1.319                  11,044

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.391                 731,466
                                                               2003        1.000           1.258                  38,751

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.256           1.362                 496,368
                                                               2003        1.000           1.256                  46,149

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.263           1.631                 267,441
                                                               2003        1.000           1.263                  21,207

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.283           1.405                 109,246
                                                               2003        1.000           1.283                   5,436

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.170           1.209                  38,401
                                                               2003        1.000           1.170                   1,473

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.206           1.336                  89,029
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.478           1.812                  69,128
                                                               2003        1.000           1.478                   1,493

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.558                 493,997
                                                               2003        1.215           1.337                  66,608

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.326           1.513                 300,326
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.312                 308,427
                                                               2003        1.000           1.211                   4,842

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.272           1.365                  61,992
                                                               2003        1.000           1.272                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.227           1.308                  89,747
                                                               2003        1.000           1.227                  19,180

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.164                   5,393
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.191           1.337                      --
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.385           1.369                      --
                                                               2003        1.000           1.385                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.253           1.287                      --
                                                               2003        1.000           1.253                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.333           1.506                  53,737
                                                               2003        1.000           1.333                   6,277

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.375                  74,664
                                                               2003        1.000           1.242                   2,811

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.533                 150,240
                                                               2003        1.000           1.257                   7,069

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.079           1.211                  46,933
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.209                  30,049
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.052                  70,419

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.046           1.120                  79,443
                                                               2003        1.000           1.046                   9,049

   Total Return Portfolio - Administrative Class (6/03)        2004        1.012           1.044                 560,048
                                                               2003        1.000           1.012                  75,253

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.292           1.476                      --
                                                               2003        1.000           1.292                   3,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.773                 249,678
                                                               2003        1.000           1.428                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.394                  97,867
                                                               2003        1.000           1.309                   5,709

   Investors Fund - Class I (8/03)                             2004        1.273           1.381                  33,775
                                                               2003        1.000           1.273                   3,304

   Large Cap Growth Fund - Class I (8/03)                      2004        1.307           1.291                  66,252
                                                               2003        1.000           1.307                   1,666

   Small Cap Growth Fund - Class I (7/03)                      2004        1.429           1.617                 111,799
                                                               2003        1.000           1.429                   1,516

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.140           1.191                 108,887
                                                               2003        1.000           1.140                   6,407

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.298           1.487                  84,403
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (9/03)                              2004        1.234           1.333                 313,026
                                                               2003        1.000           1.234                      --

   Federated High Yield Portfolio (7/03)                       2004        1.108           1.202                  66,227
                                                               2003        1.000           1.108                   3,324

   Federated Stock Portfolio (10/03)                           2004        1.250           1.359                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (11/03)                                 2004        1.188           1.244                  61,414
                                                               2003        1.000           1.188                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.439                 125,088
                                                               2003        1.000           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.322                  28,878
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.196           1.325                  29,496
                                                               2003        1.000           1.196                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.437                  50,878
                                                               2003        1.000           1.281                   1,686

   MFS Value Portfolio (5/04)                                  2004        0.961           1.111                  64,801

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.301                   1,573
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.045                   9,310

   Travelers Quality Bond Portfolio (6/03)                     2004        1.014           1.030                 182,690
                                                               2003        1.000           1.014                  22,690

   U.S. Government Securities Portfolio (7/04)                 2004        1.003           1.046                  47,201

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.225           1.282                  66,201
                                                               2003        1.000           1.225                   2,770

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.233                 520,821
                                                               2003        1.000           1.125                   9,177

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.971           1.085                 132,431

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.993                  73,090
                                                               2003        1.000           0.998                  13,349

   Strategic Equity Portfolio (8/03)                           2004        1.228           1.330                  39,400
                                                               2003        1.000           1.228                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.454                 136,047
                                                               2003        1.000           1.260                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.187           1.211                      --
                                                               2003        1.000           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.239           1.402                 233,917
                                                               2003        1.000           1.239                   5,670

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.179                   5,379
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.410           1.728                 315,931
                                                               2003        1.000           1.410                   2,732

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.215           1.427                      --
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.981           1.060                   3,195

   Money Market Portfolio (8/03)                               2004        0.993           0.986                      --
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.219                      --
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                      --
                                                               2003        1.000           1.318                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.257           1.390                      --
                                                               2003        1.000           1.257                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.255           1.361                      --
                                                               2003        1.000           1.255                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.263           1.630                   2,254
                                                               2003        1.000           1.263                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.283           1.404                      --
                                                               2003        1.000           1.283                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.170           1.208                      --
                                                               2003        1.000           1.170                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.206           1.334                      --
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.477           1.810                      --
                                                               2003        1.000           1.477                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.556                  36,194
                                                               2003        1.215           1.336                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.326           1.512                      --
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                      --
                                                               2003        1.000           1.210                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.272           1.363                      --
                                                               2003        1.000           1.272                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.227           1.307                      --
                                                               2003        1.000           1.227                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.163                      --
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.190           1.336                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.384           1.368                      --
                                                               2003        1.000           1.384                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.252           1.286                      --
                                                               2003        1.000           1.252                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.333           1.504                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.241           1.374                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.532                   5,008
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.210                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.208                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.045           1.119                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.012           1.043                   6,530
                                                               2003        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.292           1.475                      --
                                                               2003        1.000           1.292                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.771                   2,066
                                                               2003        1.000           1.428                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.393                      --
                                                               2003        1.000           1.309                      --

   Investors Fund - Class I (8/03)                             2004        1.272           1.380                      --
                                                               2003        1.000           1.272                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.306           1.290                      --
                                                               2003        1.000           1.306                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.428           1.615                      --
                                                               2003        1.000           1.428                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.139           1.190                      --
                                                               2003        1.000           1.139                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.298           1.485                      --
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (9/03)                              2004        1.233           1.332                      --
                                                               2003        1.000           1.233                      --

   Federated High Yield Portfolio (7/03)                       2004        1.107           1.201                      --
                                                               2003        1.000           1.107                      --

   Federated Stock Portfolio (10/03)                           2004        1.250           1.358                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (11/03)                                 2004        1.187           1.243                   5,822
                                                               2003        1.000           1.187                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.264           1.438                      --
                                                               2003        1.000           1.264                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.195           1.324                      --
                                                               2003        1.000           1.195                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                      --
                                                               2003        1.000           1.280                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.110                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.299                      --
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.045                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.014           1.029                      --
                                                               2003        1.000           1.014                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.003           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.224           1.281                      --
                                                               2003        1.000           1.224                      --

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.232                   5,812
                                                               2003        1.000           1.125                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.971           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.227           1.329                      --
                                                               2003        1.000           1.227                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                      --
                                                               2003        1.000           1.259                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.186           1.210                      --
                                                               2003        1.000           1.186                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.178                      --
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.409           1.726                   2,121
                                                               2003        1.000           1.409                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.214           1.423                   1,749
                                                               2003        1.000           1.214                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.060                  66,598

   Managed Assets Trust (5/04)                                 2004        0.981           1.059                  49,466

   Money Market Portfolio (8/03)                               2004        0.992           0.983                 747,359
                                                               2003        1.000           0.992                   1,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.144           1.216                      --
                                                               2003        1.000           1.144                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.466                  36,782
                                                               2003        1.000           1.317                   3,650

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.387                 153,257
                                                               2003        1.000           1.256                   3,708

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.254           1.358                 284,276
                                                               2003        1.000           1.254                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.261           1.626                  33,406
                                                               2003        1.000           1.261                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.282           1.400                   9,592
                                                               2003        1.000           1.282                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.169           1.205                   5,140
                                                               2003        1.000           1.169                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.331                  20,572
                                                               2003        1.000           1.204                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.476           1.806                  18,650
                                                               2003        1.000           1.476                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.553                 187,836
                                                               2003        1.215           1.335                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.325           1.508                   6,070
                                                               2003        1.000           1.325                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.308                     228
                                                               2003        1.000           1.209                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.271           1.360                      --
                                                               2003        1.000           1.271                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.226           1.304                   6,019
                                                               2003        1.000           1.226                   4,498

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.160                   6,769
                                                               2003        1.000           1.092                   4,105

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.189           1.333                      --
                                                               2003        1.000           1.189                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.383           1.365                      --
                                                               2003        1.000           1.383                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.251           1.283                      --
                                                               2003        1.000           1.251                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.331           1.501                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.371                   4,534
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.528                  37,728
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.208                  31,768
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.206                  34,501
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.051                  31,878

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.116                   9,422
                                                               2003        1.000           1.044                   1,491

   Total Return Portfolio - Administrative Class (6/03)        2004        1.011           1.040                  75,474
                                                               2003        1.000           1.011                   2,745

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.291           1.471                      --
                                                               2003        1.000           1.291                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.427           1.767                  31,962
                                                               2003        1.000           1.427                   3,895

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.308           1.390                  16,740
                                                               2003        1.000           1.308                   3,626

   Investors Fund - Class I (8/03)                             2004        1.271           1.377                  15,274
                                                               2003        1.000           1.271                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.305           1.287                   6,453
                                                               2003        1.000           1.305                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.427           1.611                  16,091
                                                               2003        1.000           1.427                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.138           1.187                   7,799
                                                               2003        1.000           1.138                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.297           1.482                  31,303
                                                               2003        1.000           1.297                      --

   Equity Income Portfolio (9/03)                              2004        1.232           1.328                  56,633
                                                               2003        1.000           1.232                      --

   Federated High Yield Portfolio (7/03)                       2004        1.106           1.198                  49,034
                                                               2003        1.000           1.106                      --

   Federated Stock Portfolio (10/03)                           2004        1.248           1.354                  14,652
                                                               2003        1.000           1.248                      --

   Large Cap Portfolio (11/03)                                 2004        1.186           1.240                  14,801
                                                               2003        1.000           1.186                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.435                  29,191
                                                               2003        1.000           1.263                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.159           1.318                  50,116
                                                               2003        1.000           1.159                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.194           1.321                   6,476
                                                               2003        1.000           1.194                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.432                   5,006
                                                               2003        1.000           1.279                   4,097

   MFS Value Portfolio (5/04)                                  2004        0.961           1.109                  91,359

   Pioneer Fund Portfolio (6/03)                               2004        1.189           1.296                   6,200
                                                               2003        1.000           1.189                   3,919

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.044                  17,765

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.027                  29,044
                                                               2003        1.000           1.013                   4,268

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.044                  51,413

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.223           1.278                  29,462
                                                               2003        1.000           1.223                      --

   MFS Total Return Portfolio (6/03)                           2004        1.124           1.229                 191,205
                                                               2003        1.000           1.124                  13,777

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.083                  65,593

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                  10,163
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.226           1.326                  20,021
                                                               2003        1.000           1.226                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.450                  13,821
                                                               2003        1.000           1.258                   3,744

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.185           1.207                      --
                                                               2003        1.000           1.185                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.398                  29,571
                                                               2003        1.000           1.237                   3,789

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.183           1.175                   3,414
                                                               2003        1.000           1.183                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.408           1.722                  79,153
                                                               2003        1.000           1.408                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.213           1.422                 599,737
                                                               2003        1.000           1.213                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.060                 319,927

   Managed Assets Trust (5/04)                                 2004        0.981           1.058                 330,502

   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,734,183
                                                               2003        1.000           0.992                 209,193

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.143           1.215                 469,252
                                                               2003        1.000           1.143                  87,307

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465               1,971,785
                                                               2003        1.000           1.316                  65,426

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.385               6,624,019
                                                               2003        1.000           1.256                 122,741

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.357               5,706,279
                                                               2003        1.000           1.253                  43,217

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.261           1.624               1,122,483
                                                               2003        1.000           1.261                  44,975

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.281           1.399               1,346,712
                                                               2003        1.000           1.281                  28,075

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.168           1.204                 416,115
                                                               2003        1.000           1.168                 109,773

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.330                 826,447
                                                               2003        1.000           1.204                  22,515

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.475           1.804                 830,664
                                                               2003        1.000           1.475                   1,590

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.551                 868,465
                                                               2003        1.214           1.334                 104,988

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.324           1.506               1,231,639
                                                               2003        1.000           1.324                  45,353

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307               2,659,892
                                                               2003        1.000           1.209                 158,338

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.270           1.359               1,053,751
                                                               2003        1.000           1.270                  19,886

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.225           1.302                 495,859
                                                               2003        1.000           1.225                  17,948

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.159                 169,513
                                                               2003        1.000           1.092                  37,800

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.189           1.332                  95,391
                                                               2003        1.000           1.189                   8,070

   Global Technology Portfolio - Service Shares (8/03)         2004        1.382           1.363                 169,660
                                                               2003        1.000           1.382                   3,172

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.250           1.282                  37,523
                                                               2003        1.000           1.250                  23,765

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.331           1.499                 857,206
                                                               2003        1.000           1.331                  23,413

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.370               1,520,644
                                                               2003        1.000           1.240                 115,681

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.527               1,303,438
                                                               2003        1.000           1.255                  80,924

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.208                 332,079
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.206                 561,404
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.050                 378,303

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.115               1,976,057
                                                               2003        1.000           1.044                 261,423

   Total Return Portfolio - Administrative Class (6/03)        2004        1.010           1.039               3,393,587
                                                               2003        1.000           1.010                 289,491

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.290           1.470                 141,582
                                                               2003        1.000           1.290                  58,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.426           1.765                 971,208
                                                               2003        1.000           1.426                  52,490

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.307           1.388                 896,442
                                                               2003        1.000           1.307                  26,477

   Investors Fund - Class I (8/03)                             2004        1.271           1.375                 699,397
                                                               2003        1.000           1.271                   3,339

   Large Cap Growth Fund - Class I (8/03)                      2004        1.305           1.286                 689,281
                                                               2003        1.000           1.305                  31,437

   Small Cap Growth Fund - Class I (7/03)                      2004        1.426           1.610                 771,298
                                                               2003        1.000           1.426                 132,722

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.138           1.186                 627,967
                                                               2003        1.000           1.138                  17,795

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.296           1.480                 774,866
                                                               2003        1.000           1.296                  29,961

   Equity Income Portfolio (9/03)                              2004        1.232           1.327               1,629,066
                                                               2003        1.000           1.232                  71,218

   Federated High Yield Portfolio (7/03)                       2004        1.106           1.197               1,035,075
                                                               2003        1.000           1.106                 199,446

   Federated Stock Portfolio (10/03)                           2004        1.248           1.353                 154,663
                                                               2003        1.000           1.248                      --

   Large Cap Portfolio (11/03)                                 2004        1.186           1.238                 518,477
                                                               2003        1.000           1.186                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.433                 353,043
                                                               2003        1.000           1.263                  12,218

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.158           1.316                 188,089
                                                               2003        1.000           1.158                  23,203

   MFS Emerging Growth Portfolio (10/03)                       2004        1.194           1.320                 424,080
                                                               2003        1.000           1.194                  41,150

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                 319,453
                                                               2003        1.000           1.279                  51,741

   MFS Value Portfolio (5/04)                                  2004        0.961           1.109                 310,303

   Pioneer Fund Portfolio (6/03)                               2004        1.188           1.295                 105,715
                                                               2003        1.000           1.188                   5,784

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.043                 183,909

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.026               1,717,034
                                                               2003        1.000           1.013                 122,184

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.044                 432,527

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.223           1.277                 411,722
                                                               2003        1.000           1.223                  12,633

   MFS Total Return Portfolio (6/03)                           2004        1.123           1.228               4,827,696
                                                               2003        1.000           1.123                 374,060

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.083                 994,140

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                 347,136
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.225           1.325                 129,321
                                                               2003        1.000           1.225                  20,681

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448               1,422,858
                                                               2003        1.000           1.258                 134,028

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.185           1.206                  86,646
                                                               2003        1.000           1.185                  20,751

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.396               2,101,242
                                                               2003        1.000           1.237                  43,662

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.182           1.174                 209,768
                                                               2003        1.000           1.182                 100,949

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.407           1.720               1,959,110
                                                               2003        1.000           1.407                  29,632

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.171                  63,661

   High Yield Bond Trust (6/04)                                2004        1.007           1.078                  77,695

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                   8,796

   Money Market Portfolio (8/03)                               2004        1.000           0.996                  57,824

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.060                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.115                  36,102

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.088                 184,806

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.067                 205,206

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.290                 226,453

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.095                  87,418

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.024                  11,289

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.102                  25,433

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.264                  26,697

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                  40,221

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.121                  73,293

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.072                 214,446

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.056                  62,522

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.067                  34,220

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.070                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.040                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.054                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.089                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.128                  29,978

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.101                  36,909

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.162                  10,727

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.000           1.119                   2,018

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.121                   2,171

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.000           1.064                 424,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.069                  50,014

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.046                 481,867

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.161                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.195                  72,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.059                  56,696

   Investors Fund - Class I (8/03)                             2004        1.000           1.081                  37,417

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           0.992                  75,803

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.168                 102,886

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.044                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.121                  20,369

   Equity Income Portfolio (9/03)                              2004        1.000           1.104                  27,594

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.080                  33,286

   Federated Stock Portfolio (10/03)                           2004        1.000           1.081                      --

   Large Cap Portfolio (11/03)                                 2004        1.000           1.050                 118,396

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.147                  35,228

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.126                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.083                  38,923

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.075                 125,343

   MFS Value Portfolio (5/04)                                  2004        1.000           1.128                  94,777

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.095                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.077                   9,403

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           1.033                 395,013

   U.S. Government Securities Portfolio (7/04)                 2004        1.032           1.074                  76,753

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.056                  39,478

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.097                  65,059

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.106                  24,047

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.999                  12,568

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.100                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.133                  94,256

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.039                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.109                 119,920

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.042                   6,188

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.229                  87,466

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.212           1.419                 104,463
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.059                 132,910

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                 262,512

   Money Market Portfolio (8/03)                               2004        0.991           0.980               1,392,585
                                                               2003        1.000           0.991                  72,439

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.212                 302,997
                                                               2003        1.000           1.142                  40,785

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.461                 892,275
                                                               2003        1.000           1.315                  12,605

   Growth Fund - Class 2 Shares (6/03)                         2004        1.255           1.382               2,602,616
                                                               2003        1.000           1.255                  83,113

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.353               2,605,912
                                                               2003        1.000           1.252                  26,953

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.260           1.621                 560,197
                                                               2003        1.000           1.260                  47,454

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.280           1.395                 641,267
                                                               2003        1.000           1.280                  21,213

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.167           1.201                  65,019
                                                               2003        1.000           1.167                   5,498

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.203           1.327                 412,350
                                                               2003        1.000           1.203                  17,717

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.474           1.800                 292,718
                                                               2003        1.000           1.474                   3,398

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.547                 840,583
                                                               2003        1.214           1.333                  14,359

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.323           1.503                 797,277
                                                               2003        1.000           1.323                   1,243

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.304                 877,263
                                                               2003        1.000           1.208                  37,287

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.269           1.356                 442,525
                                                               2003        1.000           1.269                  16,040

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.224           1.299                 112,911
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.156                  52,966
                                                               2003        1.000           1.090                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.188           1.328                  33,248
                                                               2003        1.000           1.188                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.381           1.360                  39,464
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.249           1.279                  40,007
                                                               2003        1.000           1.249                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.330           1.496                 242,441
                                                               2003        1.000           1.330                  22,520

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.239           1.366                 904,055
                                                               2003        1.000           1.239                  34,800

   Mid-Cap Value Portfolio (6/03)                              2004        1.254           1.523                 645,257
                                                               2003        1.000           1.254                   7,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.206                 415,902
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.204                 523,507
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.049                  91,380

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.043           1.112                 771,777
                                                               2003        1.000           1.043                  28,541

   Total Return Portfolio - Administrative Class (6/03)        2004        1.009           1.037               1,700,787
                                                               2003        1.000           1.009                  81,011

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.289           1.466                  29,664
                                                               2003        1.000           1.289                   3,747

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.425           1.761                 384,308
                                                               2003        1.000           1.425                  37,938

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.306           1.385                 416,678
                                                               2003        1.000           1.306                  55,335

   Investors Fund - Class I (8/03)                             2004        1.269           1.372                 144,040
                                                               2003        1.000           1.269                  25,320

   Large Cap Growth Fund - Class I (8/03)                      2004        1.303           1.283                 218,005
                                                               2003        1.000           1.303                   6,042

   Small Cap Growth Fund - Class I (7/03)                      2004        1.425           1.606                 234,089
                                                               2003        1.000           1.425                  20,906

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.137           1.183                 507,688
                                                               2003        1.000           1.137                 150,302

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.295           1.477                 171,731
                                                               2003        1.000           1.295                   3,737

   Equity Income Portfolio (9/03)                              2004        1.230           1.324                 484,669
                                                               2003        1.000           1.230                      --

   Federated High Yield Portfolio (7/03)                       2004        1.105           1.194                 498,004
                                                               2003        1.000           1.105                  19,555

   Federated Stock Portfolio (10/03)                           2004        1.247           1.350                  68,815
                                                               2003        1.000           1.247                  26,121

   Large Cap Portfolio (11/03)                                 2004        1.184           1.235                 217,556
                                                               2003        1.000           1.184                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.262           1.430                 206,669
                                                               2003        1.000           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.313                 427,107
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.193           1.316                 100,698
                                                               2003        1.000           1.193                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.427                 191,307
                                                               2003        1.000           1.277                  14,628

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                 379,836

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.292                  50,281
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                  11,831

   Travelers Quality Bond Portfolio (6/03)                     2004        1.012           1.023                 559,067
                                                               2003        1.000           1.012                  12,933

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.043                  83,114

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.221           1.274                 150,776
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.225               1,998,244
                                                               2003        1.000           1.122                  39,388

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.082                 417,054

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.988                 307,958
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.224           1.321                  68,643
                                                               2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.445               1,089,664
                                                               2003        1.000           1.256                  50,511

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.183           1.203                   3,938
                                                               2003        1.000           1.183                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.393                 793,503
                                                               2003        1.000           1.235                  29,165

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.171                  90,277
                                                               2003        1.000           1.181                   7,866

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.406           1.716                 736,376
                                                               2003        1.000           1.406                  59,277

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.212           1.417                      --
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.059                   4,280

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                      --

   Money Market Portfolio (8/03)                               2004        0.990           0.979                      --
                                                               2003        1.000           0.990                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.211                      --
                                                               2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                  65,170
                                                               2003        1.000           1.315                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.254           1.381                 209,058
                                                               2003        1.000           1.254                   5,869

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.352                 250,388
                                                               2003        1.000           1.252                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.259           1.619                  14,722
                                                               2003        1.000           1.259                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.279           1.394                  13,005
                                                               2003        1.000           1.279                   5,778

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.167           1.199                  16,134
                                                               2003        1.000           1.167                   6,273

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.202           1.325                      --
                                                               2003        1.000           1.202                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.473           1.798                      --
                                                               2003        1.000           1.473                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  58,808
                                                               2003        1.213           1.333                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.322           1.501                      --
                                                               2003        1.000           1.322                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                  50,491
                                                               2003        1.000           1.207                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.268           1.354                     378
                                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.224           1.298                      --
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.155                   6,465
                                                               2003        1.000           1.090                   6,474

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.187           1.327                      --
                                                               2003        1.000           1.187                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.381           1.359                      --
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.249           1.277                      --
                                                               2003        1.000           1.249                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.329           1.494                  45,418
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.238           1.365                  65,061
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.253           1.521                  73,136
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.205                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.203                   1,648
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.049                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.042           1.111                  37,955
                                                               2003        1.000           1.042                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.009           1.036                 135,135
                                                               2003        1.000           1.009                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.288           1.465                      --
                                                               2003        1.000           1.288                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.424           1.759                  90,101
                                                               2003        1.000           1.424                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.305           1.384                      --
                                                               2003        1.000           1.305                      --

   Investors Fund - Class I (8/03)                             2004        1.269           1.371                      --
                                                               2003        1.000           1.269                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.303           1.282                   3,660
                                                               2003        1.000           1.303                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.424           1.605                      --
                                                               2003        1.000           1.424                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.136           1.182                  17,979
                                                               2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.294           1.475                      --
                                                               2003        1.000           1.294                      --

   Equity Income Portfolio (9/03)                              2004        1.230           1.323                      --
                                                               2003        1.000           1.230                      --

   Federated High Yield Portfolio (7/03)                       2004        1.104           1.193                  57,670
                                                               2003        1.000           1.104                      --

   Federated Stock Portfolio (10/03)                           2004        1.246           1.348                      --
                                                               2003        1.000           1.246                      --

   Large Cap Portfolio (11/03)                                 2004        1.184           1.234                      --
                                                               2003        1.000           1.184                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.261           1.429                      --
                                                               2003        1.000           1.261                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.312                   3,711
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.192           1.315                      --
                                                               2003        1.000           1.192                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                      --
                                                               2003        1.000           1.277                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.291                      --
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.011           1.022                 104,938
                                                               2003        1.000           1.011                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.221           1.273                  18,594
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.224                   9,678
                                                               2003        1.000           1.122                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.224           1.320                      --
                                                               2003        1.000           1.224                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.443                      --
                                                               2003        1.000           1.256                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.183           1.202                      --
                                                               2003        1.000           1.183                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.392                      --
                                                               2003        1.000           1.235                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.170                      --
                                                               2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.405           1.715                  64,896
                                                               2003        1.000           1.405                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.134           1.326                  65,584
                                                               2003        1.039           1.134                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                  61,838

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                      --

   Money Market Portfolio (8/03)                               2004        0.992           0.980                      --
                                                               2003        0.998           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.102           1.168                      --
                                                               2003        1.000           1.102                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.206           1.339                  29,918
                                                               2003        1.000           1.206                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.152           1.268                 125,978
                                                               2003        1.000           1.152                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.149           1.241                 111,451
                                                               2003        1.000           1.149                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.213           1.559                  74,029
                                                               2003        1.064           1.213                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.186           1.292                  50,940
                                                               2003        1.062           1.186                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.089           1.119                  11,846
                                                               2003        1.000           1.089                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.124           1.238                   3,525
                                                               2003        1.008           1.124                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.328           1.620                   3,969
                                                               2003        1.094           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.184           1.344                  40,440
                                                               2003        1.021           1.184                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.124           1.213                  48,594
                                                               2003        1.000           1.124                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.154           1.232                  77,188
                                                               2003        1.023           1.154                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.127           1.195                  21,267
                                                               2003        1.053           1.127                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.051           1.114                      --
                                                               2003        1.000           1.051                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.111           1.242                      --
                                                               2003        1.022           1.111                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.238           1.217                   1,759
                                                               2003        1.137           1.238                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.145           1.171                      --
                                                               2003        1.010           1.145                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.228           1.380                   1,848
                                                               2003        1.062           1.228                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.153           1.270                   2,656
                                                               2003        1.022           1.153                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.163           1.411                  30,770
                                                               2003        1.000           1.163                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.080           1.204                  13,789

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.123           1.202                  33,250

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                 154,823

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        0.992           1.057                  56,526
                                                               2003        1.000           0.992                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        0.986           1.011                 190,746
                                                               2003        1.000           0.986                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.181           1.342                      --
                                                               2003        1.039           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.275           1.574                  40,231
                                                               2003        1.000           1.275                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.182           1.253                  86,014
                                                               2003        1.000           1.182                      --

   Investors Fund - Class I (8/03)                             2004        1.137           1.228                  15,160
                                                               2003        1.004           1.137                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.181           1.161                  22,729
                                                               2003        1.035           1.181                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.275           1.436                  28,437
                                                               2003        1.084           1.275                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.082           1.125                     243
                                                               2003        1.019           1.082                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.190           1.355                  18,697
                                                               2003        1.081           1.190                      --

   Equity Income Portfolio (9/03)                              2004        1.143           1.228                  50,698
                                                               2003        1.056           1.143                      --

   Federated High Yield Portfolio (7/03)                       2004        1.069           1.155                  22,125
                                                               2003        1.005           1.069                      --

   Federated Stock Portfolio (10/03)                           2004        1.135           1.227                  29,646
                                                               2003        1.012           1.135                      --

   Large Cap Portfolio (11/03)                                 2004        1.126           1.174                  33,560
                                                               2003        1.083           1.126                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.167           1.321                  16,678
                                                               2003        1.008           1.167                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.085           1.230                   8,859
                                                               2003        0.993           1.085                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.107           1.221                   4,142
                                                               2003        1.077           1.107                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.161           1.296                  30,567
                                                               2003        1.000           1.161                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                  25,801

   Pioneer Fund Portfolio (6/03)                               2004        1.126           1.224                      --
                                                               2003        1.000           1.126                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        0.989           1.000                 225,445
                                                               2003        1.000           0.989                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.042                  51,060

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.152           1.201                      --
                                                               2003        1.075           1.152                      --

   MFS Total Return Portfolio (6/03)                           2004        1.060           1.155                  39,021
                                                               2003        1.000           1.060                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                  27,520
                                                               2003        0.997           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.140           1.229                      --
                                                               2003        1.062           1.140                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.137           1.306                      --
                                                               2003        1.000           1.137                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.123           1.140                      --
                                                               2003        1.064           1.123                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.161           1.308                  18,589
                                                               2003        1.000           1.161                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.095           1.085                      --
                                                               2003        1.021           1.095                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.267           1.545                  65,385
                                                               2003        1.126           1.267                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.163                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                   1,669

   Managed Assets Trust (5/04)                                 2004        0.981           1.056                      --

   Money Market Portfolio (8/03)                               2004        1.000           0.991                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.084                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.118                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.101                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.077                   3,331

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.202                     766

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.055                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.034                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.087                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.180                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.153                   2,400

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.135                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.087                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.040                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.076                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.061                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.065                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.017                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.024                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.115                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.105                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.184                   2,336

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        0.999           1.113                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.097                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.020                   1,736

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.150                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.180                   1,569

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.053                      --

   Investors Fund - Class I (8/03)                             2004        1.000           1.068                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           1.004                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.120                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.031                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.116                      --

   Equity Income Portfolio (9/03)                              2004        1.000           1.097                      --

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.065                      --

   Federated Stock Portfolio (10/03)                           2004        1.000           1.085                      --

   Large Cap Portfolio (11/03)                                 2004        1.000           1.058                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.139                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.118                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.100                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.098                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.106                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.107                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.041                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           0.992                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.042                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.063                      --

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.990                      --

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.101                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.043                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.128                   2,416

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.032                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.210           1.414                  21,556
                                                               2003        1.000           1.210                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                   8,024

   Managed Assets Trust (5/04)                                 2004        0.981           1.056                  78,925

   Money Market Portfolio (8/03)                               2004        0.989           0.977               1,517,985
                                                               2003        1.000           0.989                 212,768

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.141           1.208                  77,942
                                                               2003        1.000           1.141                  12,824

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.457                 143,383
                                                               2003        1.000           1.313                  19,633

   Growth Fund - Class 2 Shares (6/03)                         2004        1.253           1.377                 644,130
                                                               2003        1.000           1.253                  32,809

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.250           1.349                 566,607
                                                               2003        1.000           1.250                  76,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.258           1.615                 560,857
                                                               2003        1.000           1.258                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.278           1.391                  65,621
                                                               2003        1.000           1.278                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.166           1.197                  49,954
                                                               2003        1.000           1.166                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.201           1.322                 141,873
                                                               2003        1.000           1.201                  42,877

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.472           1.794                  65,791
                                                               2003        1.000           1.472                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.542                 259,760
                                                               2003        1.213           1.331                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.321           1.498                  42,469
                                                               2003        1.000           1.321                  19,698

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.299                  98,677
                                                               2003        1.000           1.206                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.267           1.351                  52,642
                                                               2003        1.000           1.267                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.223           1.295                      --
                                                               2003        1.000           1.223                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.089           1.153                  16,913
                                                               2003        1.000           1.089                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.186           1.324                  18,974
                                                               2003        1.000           1.186                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.379           1.355                   6,427
                                                               2003        1.000           1.379                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.248           1.274                      --
                                                               2003        1.000           1.248                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.328           1.491                  90,840
                                                               2003        1.000           1.328                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.237           1.362                 215,646
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.252           1.518                 196,614
                                                               2003        1.000           1.252                  12,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.203                 131,244
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.201                  97,797
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.041           1.108                 135,276
                                                               2003        1.000           1.041                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.008           1.033                 279,803
                                                               2003        1.000           1.008                  68,242

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.287           1.462                   9,265
                                                               2003        1.000           1.287                   8,464

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.423           1.755                 719,606
                                                               2003        1.000           1.423                  18,683

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.304           1.380                   3,351
                                                               2003        1.000           1.304                      --

   Investors Fund - Class I (8/03)                             2004        1.268           1.367                 120,062
                                                               2003        1.000           1.268                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.302           1.279                  77,833
                                                               2003        1.000           1.302                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.423           1.601                  88,716
                                                               2003        1.000           1.423                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.135           1.179                  95,891
                                                               2003        1.000           1.135                  11,348

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.293           1.472                  49,334
                                                               2003        1.000           1.293                      --

   Equity Income Portfolio (9/03)                              2004        1.229           1.320                  35,278
                                                               2003        1.000           1.229                      --

   Federated High Yield Portfolio (7/03)                       2004        1.103           1.190                 147,687
                                                               2003        1.000           1.103                  11,662

   Federated Stock Portfolio (10/03)                           2004        1.245           1.345                      --
                                                               2003        1.000           1.245                      --

   Large Cap Portfolio (11/03)                                 2004        1.183           1.231                  12,695
                                                               2003        1.000           1.183                   8,694

   Lazard International Stock Portfolio (8/03)                 2004        1.260           1.425                  72,407
                                                               2003        1.000           1.260                  41,364

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.156           1.309                  61,424
                                                               2003        1.000           1.156                   8,818

   MFS Emerging Growth Portfolio (10/03)                       2004        1.191           1.312                  12,699
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.276           1.422                  39,526
                                                               2003        1.000           1.276                  23,267

   MFS Value Portfolio (5/04)                                  2004        0.961           1.106                  58,987

   Pioneer Fund Portfolio (6/03)                               2004        1.186           1.288                  14,897
                                                               2003        1.000           1.186                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.041                   3,300

   Travelers Quality Bond Portfolio (6/03)                     2004        1.010           1.020                 308,862
                                                               2003        1.000           1.010                  56,488

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.041                   2,927

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.220           1.270                  47,755
                                                               2003        1.000           1.220                      --

   MFS Total Return Portfolio (6/03)                           2004        1.121           1.221                 470,295
                                                               2003        1.000           1.121                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.080                 231,897

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.985                 374,315
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.223           1.317                  12,146
                                                               2003        1.000           1.223                  11,483

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.255           1.440                  80,157
                                                               2003        1.000           1.255                  41,132

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.182           1.199                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.234           1.388                 120,583
                                                               2003        1.000           1.234                   8,318

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.179           1.167                   7,492
                                                               2003        1.000           1.179                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.404           1.710                 101,252
                                                               2003        1.000           1.404                   7,534

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.169                  19,487

   High Yield Bond Trust (6/04)                                2004        1.007           1.076                  13,701

   Managed Assets Trust (5/04)                                 2004        1.000           1.071                      --

   Money Market Portfolio (8/03)                               2004        1.000           0.994                 122,820

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.058                   6,266

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.113                  49,935

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.086                  52,497

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.065                 242,590

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.287                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.093                  12,455

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.022                  11,107

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.261                   6,091

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.119                  20,151

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.054                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.065                   4,371

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.068                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.038                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.052                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.087                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.099                  30,970

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.160                  23,358

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.119                  10,114

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.000           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.067                  42,235

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.044                  62,023

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.159                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.193                  18,970

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.057                       -

   Investors Fund - Class I (8/03)                             2004        1.000           1.079                       -

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.166                   7,372

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.042                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.119                       -

   Equity Income Portfolio (9/03)                              2004        1.000           1.102                   2,095

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.078                  18,452

   Federated Stock Portfolio (10/03)                           2004        1.000           1.079                   4,285

   Large Cap Portfolio (11/03)                                 2004        1.000           1.048                  10,882

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.145                   5,671

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.124                       -

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.081                  14,708

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.073                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.093                       -

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.075                       -

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           1.031                  16,224

   U.S. Government Securities Portfolio (7/04)                 2004        1.031           1.072                  24,703

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.054                   4,416

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.095                  10,404

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                  36,748

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.997                  38,697

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.097                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.131                       -

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.037                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.107                  28,719

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.040                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.227                  23,433

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.209           1.409                  12,785
                                                               2003        1.000           1.209                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.056                   5,932

   Managed Assets Trust (5/04)                                 2004        0.981           1.054                      --

   Money Market Portfolio (8/03)                               2004        0.988           0.973                 275,155
                                                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.139           1.204                   6,543
                                                               2003        1.000           1.139                   6,103

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.312           1.452                 109,939
                                                               2003        1.000           1.312                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.251           1.373                 364,182
                                                               2003        1.000           1.251                   9,502

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.249           1.344                 154,796
                                                               2003        1.000           1.249                   9,680

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.256           1.610                  64,123
                                                               2003        1.000           1.256                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.276           1.386                  23,828
                                                               2003        1.000           1.276                   8,717

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.164           1.193                     574
                                                               2003        1.000           1.164                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.318                  78,629
                                                               2003        1.000           1.200                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.470           1.788                  20,786
                                                               2003        1.000           1.470                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.330           1.537                  19,494
                                                               2003        1.212           1.330                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.319           1.493                  66,465
                                                               2003        1.000           1.319                   4,120

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.204           1.295                  98,157
                                                               2003        1.000           1.204                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.265           1.347                  75,088
                                                               2003        1.000           1.265                   9,392

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.221           1.291                      --
                                                               2003        1.000           1.221                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.088           1.149                      --
                                                               2003        1.000           1.088                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.184           1.319                      --
                                                               2003        1.000           1.184                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.377           1.351                      --
                                                               2003        1.000           1.377                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.246           1.270                      --
                                                               2003        1.000           1.246                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.326           1.486                  39,933
                                                               2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.235           1.357                  77,834
                                                               2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.250           1.513                  44,269
                                                               2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.200                  79,749
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.198                  17,589
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.046                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.040           1.105                  23,112
                                                               2003        1.000           1.040                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.007           1.030                   5,097
                                                               2003        1.000           1.007                   5,843

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.285           1.457                      --
                                                               2003        1.000           1.285                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.421           1.749                  10,389
                                                               2003        1.000           1.421                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.302           1.376                  26,950
                                                               2003        1.000           1.302                   5,619

   Investors Fund - Class I (8/03)                             2004        1.266           1.363                  13,524
                                                               2003        1.000           1.266                   5,804

   Large Cap Growth Fund - Class I (8/03)                      2004        1.300           1.274                  14,172
                                                               2003        1.000           1.300                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.421           1.595                  15,641
                                                               2003        1.000           1.421                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.134           1.175                 100,202
                                                               2003        1.000           1.134                  31,053

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.291           1.467                  18,344
                                                               2003        1.000           1.291                      --

   Equity Income Portfolio (9/03)                              2004        1.227           1.315                 404,837
                                                               2003        1.000           1.227                      --

   Federated High Yield Portfolio (7/03)                       2004        1.102           1.186                  52,673
                                                               2003        1.000           1.102                      --

   Federated Stock Portfolio (10/03)                           2004        1.243           1.341                   5,987
                                                               2003        1.000           1.243                   5,991

   Large Cap Portfolio (11/03)                                 2004        1.181           1.227                      --
                                                               2003        1.000           1.181                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.258           1.420                  15,146
                                                               2003        1.000           1.258                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.154           1.304                  86,722
                                                               2003        1.000           1.154                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.189           1.308                   2,138
                                                               2003        1.000           1.189                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.274           1.418                      --
                                                               2003        1.000           1.274                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.104                  21,906

   Pioneer Fund Portfolio (6/03)                               2004        1.184           1.283                   2,365
                                                               2003        1.000           1.184                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.039                     437

   Travelers Quality Bond Portfolio (6/03)                     2004        1.009           1.016                 105,941
                                                               2003        1.000           1.009                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.001           1.040                   6,020

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.218           1.265                  19,084
                                                               2003        1.000           1.218                      --

   MFS Total Return Portfolio (6/03)                           2004        1.119           1.217                 154,861
                                                               2003        1.000           1.119                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.079                   3,050

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.996           0.983                  39,548
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (8/03)                           2004        1.221           1.313                      --
                                                               2003        1.000           1.221                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.253           1.435                     854
                                                               2003        1.000           1.253                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.180           1.195                      --
                                                               2003        1.000           1.180                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.232           1.384                  13,402
                                                               2003        1.000           1.232                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.178           1.164                   4,274
                                                               2003        1.000           1.178                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.402           1.705                 109,154
                                                               2003        1.000           1.402                   5,335

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.068           1.297                  26,330
                                                               2003        1.000           1.068                   7,638

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.321           1.623                  48,424
                                                               2003        1.000           1.321                   6,207

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.240           1.438                  33,832
                                                               2003        1.000           1.240                   6,382

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.173           1.318                 409,561
                                                               2003        1.000           1.173                 125,518

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.127           1.174                  19,256
                                                               2003        1.000           1.127                  59,530

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.165           1.498                 199,876
                                                               2003        1.000           1.165                  67,166

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.129           1.228                  26,208
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.117           1.181                  42,871
                                                               2003        1.000           1.117                  14,597

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (10/03)                2004        1.255           1.519                  74,372
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.129           1.219                  87,997
                                                               2003        1.000           1.129                   1,124

   Health Sciences Portfolio - Class B (7/03)                  2004        1.125           1.207                 187,842
                                                               2003        1.000           1.125                      --

   International Portfolio - Class B (7/03)                    2004        1.186           1.356                 132,055
                                                               2003        1.000           1.186                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.166           1.188                   6,977
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.157           1.315                 138,589
                                                               2003        1.000           1.157                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                 108,334

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.990           1.013                 521,877
                                                               2003        1.000           0.990                   3,630

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.182           1.328                  71,208
                                                               2003        1.000           1.182                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.997           1.013                 113,691
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.077                 567,783

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.110           1.143                  15,820
                                                               2003        1.000           1.110                     391

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.096                 962,429

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.093           1.205                 200,926
                                                               2003        1.000           1.093                   1,129

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.059                 526,320

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.403                  71,402
                                                               2003        1.000           1.211                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.992           0.980                 434,342
                                                               2003        1.000           0.992                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.233                  65,643
                                                               2003        1.000           1.134                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.986           1.050                 307,547
                                                               2003        1.000           0.986                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.215                  34,590
                                                               2003        1.000           1.217                  54,667

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.054                  19,724

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.065           1.113                  94,278
                                                               2003        1.000           1.065                   5,512

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.160           1.270                 403,848
                                                               2003        1.000           1.160                   9,515

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.131           1.240                  21,352
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.164           1.301                 642,212
                                                               2003        1.000           1.164                   9,483

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.538                 262,804
                                                               2003        1.000           1.246                  88,505

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.120           1.117                  43,718
                                                               2003        1.000           1.120                   3,341

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.159           1.264                   3,174
                                                               2003        1.000           1.159                   3,274

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.164           1.255                  57,237
                                                               2003        1.000           1.164                   3,306

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.134           1.226                 116,242
                                                               2003        1.000           1.134                  12,472

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.290                     712
                                                               2003        1.000           1.177                  85,792

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.121           1.224                 150,879
                                                               2003        1.000           1.121                 120,428

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.112           1.226                 146,016
                                                               2003        1.000           1.112                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.124           1.297                  57,376
                                                               2003        1.000           1.124                   5,386

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                  94,902
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.321                  15,793
                                                               2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.064           1.091                 187,147
                                                               2003        1.000           1.064                   9,834

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.123           1.191                  94,237
                                                               2003        1.000           1.123                   9,111

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.068           1.296                      --
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.321           1.621                      --
                                                               2003        1.000           1.321                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.239           1.437                      --
                                                               2003        1.000           1.239                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.173           1.317                  33,126
                                                               2003        1.000           1.173                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.127           1.173                      --
                                                               2003        1.000           1.127                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.165           1.497                      --
                                                               2003        1.000           1.165                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.129           1.227                      --
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.116           1.180                      --
                                                               2003        1.000           1.116                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.255           1.518                      --
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.124           1.206                      --
                                                               2003        1.000           1.124                      --

   International Portfolio - Class B (7/03)                    2004        1.186           1.355                      --
                                                               2003        1.000           1.186                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.166           1.187                      --
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.157           1.314                      --
                                                               2003        1.000           1.157                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.989           1.012                      --
                                                               2003        1.000           0.989                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.181           1.327                  61,511
                                                               2003        1.000           1.181                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.997           1.012                      --
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.077                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.109           1.142                      --
                                                               2003        1.000           1.109                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.096                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.093           1.204                  32,512
                                                               2003        1.000           1.093                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.402                  32,029
                                                               2003        1.000           1.211                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.991           0.979                      --
                                                               2003        1.000           0.991                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.232                      --
                                                               2003        1.000           1.134                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.986           1.049                   3,395
                                                               2003        1.000           0.986                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.214                      --
                                                               2003        1.000           1.217                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.054                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.064           1.112                      --
                                                               2003        1.000           1.064                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.159           1.269                   2,804
                                                               2003        1.000           1.159                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.131           1.239                      --
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.164           1.300                  52,698
                                                               2003        1.000           1.164                      --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.537                   2,316
                                                               2003        1.000           1.246                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.119           1.116                      --
                                                               2003        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.159           1.263                      --
                                                               2003        1.000           1.159                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.164           1.254                      --
                                                               2003        1.000           1.164                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.133           1.225                      --
                                                               2003        1.000           1.133                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.288                      --
                                                               2003        1.000           1.177                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.121           1.223                   4,425
                                                               2003        1.000           1.121                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.111           1.225                      --
                                                               2003        1.000           1.111                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.123           1.296                      --
                                                               2003        1.000           1.123                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                      --
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.320                      --
                                                               2003        1.000           1.214                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.064           1.090                   6,583
                                                               2003        1.000           1.064                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.122           1.190                      --
                                                               2003        1.000           1.122                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.067           1.293                  13,375
                                                               2003        1.000           1.067                  11,440

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.320           1.618                  24,141
                                                               2003        1.000           1.320                  19,667

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.434                   9,687
                                                               2003        1.000           1.238                   1,309

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.172           1.314                  61,420
                                                               2003        1.000           1.172                  17,258

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.126           1.170                      --
                                                               2003        1.000           1.126                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.493                  32,674
                                                               2003        1.000           1.164                  20,601

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.128           1.224                      --
                                                               2003        1.000           1.128                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.115           1.177                      --
                                                               2003        1.000           1.115                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.254           1.514                  12,473
                                                               2003        1.000           1.254                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.128           1.215                  63,218
                                                               2003        1.000           1.128                   5,898

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.203                  14,263
                                                               2003        1.000           1.123                      --

   International Portfolio - Class B (7/03)                    2004        1.185           1.352                  61,387
                                                               2003        1.000           1.185                   8,902

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.165           1.184                     551
                                                               2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.156           1.311                  34,953
                                                               2003        1.000           1.156                   8,952

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.989           1.010                 353,817
                                                               2003        1.000           0.989                   9,917

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.180           1.324                   2,957
                                                               2003        1.000           1.180                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.996           1.010                  64,524
                                                               2003        1.000           0.996                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.108           1.140                  54,686
                                                               2003        1.000           1.108                  14,943

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.095                  48,722

   Scudder High Income Portfolio - Class B (7/03)              2004        1.092           1.201                 103,553
                                                               2003        1.000           1.092                   9,316

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                   8,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.399                  11,116
                                                               2003        1.000           1.210                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.990           0.977                  82,461
                                                               2003        1.000           0.990                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.229                  13,516
                                                               2003        1.000           1.133                   8,769

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.047                 280,457
                                                               2003        1.000           0.985                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.211                   9,123
                                                               2003        1.000           1.216                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                  50,309

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.110                  76,271
                                                               2003        1.000           1.063                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.266                 270,327
                                                               2003        1.000           1.158                   9,075

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.130           1.236                  23,319
                                                               2003        1.000           1.130                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.163           1.297                 116,870
                                                               2003        1.000           1.163                   9,146

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.533                 105,153
                                                               2003        1.000           1.245                   5,703

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.118           1.114                  39,958
                                                               2003        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.158           1.260                  10,452
                                                               2003        1.000           1.158                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.163           1.251                 125,393
                                                               2003        1.000           1.163                  20,897

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.222                  86,208
                                                               2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.176           1.285                      --
                                                               2003        1.000           1.176                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.120           1.221                  15,983
                                                               2003        1.000           1.120                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.223                      --
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.293                 133,258
                                                               2003        1.000           1.122                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.182                  18,240
                                                               2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.317                  56,611
                                                               2003        1.000           1.213                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.063           1.087                 101,790
                                                               2003        1.000           1.063                  39,445

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.121           1.187                  41,263
                                                               2003        1.000           1.121                  17,947

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.066           1.292                 106,758
                                                               2003        1.000           1.066                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.319           1.616                 166,155
                                                               2003        1.000           1.319                   1,976

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.433                 114,986
                                                               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.172           1.313                 678,153
                                                               2003        1.000           1.172                  24,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.125           1.169                  18,238
                                                               2003        1.000           1.125                   4,775

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.492                 495,080
                                                               2003        1.000           1.164                  36,952

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.128           1.223                  42,676
                                                               2003        1.000           1.128                  14,431

   Capital Growth Portfolio - Class B (8/03)                   2004        1.115           1.176                 239,052
                                                               2003        1.000           1.115                  14,329

   Global Discovery Portfolio - Class B (10/03)                2004        1.253           1.513                 328,732
                                                               2003        1.000           1.253                  12,489

   Growth and Income Portfolio - Class B (7/03)                2004        1.128           1.214                 404,816
                                                               2003        1.000           1.128                  11,810

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.202                 260,498
                                                               2003        1.000           1.123                  25,001

   International Portfolio - Class B (7/03)                    2004        1.185           1.350                 257,823
                                                               2003        1.000           1.185                  27,401

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.165           1.183                  65,105
                                                               2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.156           1.310                 563,432
                                                               2003        1.000           1.156                   7,903

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                 382,562

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.988           1.009               1,057,469
                                                               2003        1.000           0.988                 101,618

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.180           1.323                 319,331
                                                               2003        1.000           1.180                  23,738

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.009                 333,059
                                                               2003        1.000           0.995                  51,517

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076               1,083,858

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.108           1.139                 417,706
                                                               2003        1.000           1.108                  11,986

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.095               1,129,270

   Scudder High Income Portfolio - Class B (7/03)              2004        1.092           1.200                 699,155
                                                               2003        1.000           1.092                  16,024

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                 428,366

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.398                 467,194
                                                               2003        1.000           1.210                  15,460

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.990           0.976                 183,680
                                                               2003        1.000           0.990                 225,779

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.228                 226,524
                                                               2003        1.000           1.133                  21,235

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.046                 455,091
                                                               2003        1.000           0.985                   5,361

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.210                 230,133
                                                               2003        1.000           1.216                  20,588

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.109                 654,361
                                                               2003        1.000           1.063                  31,204

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.265               1,104,940
                                                               2003        1.000           1.158                  20,107

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.130           1.235                 338,535
                                                               2003        1.000           1.130                   6,031

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.163           1.296               1,259,728
                                                               2003        1.000           1.163                  29,127

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.532                 523,723
                                                               2003        1.000           1.245                  26,297

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.118           1.113                 232,600
                                                               2003        1.000           1.118                  23,169

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.157           1.259                  54,416
                                                               2003        1.000           1.157                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.163           1.250                 469,896
                                                               2003        1.000           1.163                  16,699

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.221               1,582,658
                                                               2003        1.000           1.132                  23,164

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.175           1.284                   4,219
                                                               2003        1.000           1.175                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.120           1.220                 221,717
                                                               2003        1.000           1.120                  16,272

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.222                   8,281
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.292                 418,881
                                                               2003        1.000           1.122                  26,263

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.181                 128,229
                                                               2003        1.000           1.194                   7,465

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.316                 181,078
                                                               2003        1.000           1.213                  15,825

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.062           1.086                 760,579
                                                               2003        1.000           1.062                  26,830

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.121           1.186                  91,408
                                                               2003        1.000           1.121                   8,789

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.065           1.289                 257,948
                                                               2003        1.000           1.065                  18,475

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.318           1.613                 229,337
                                                               2003        1.000           1.318                  33,045

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.237           1.429                  84,622
                                                               2003        1.000           1.237                   3,003

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.171           1.310                 554,327
                                                               2003        1.000           1.171                  47,089

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.125           1.167                  28,211
                                                               2003        1.000           1.125                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.163           1.489                 678,303
                                                               2003        1.000           1.163                  91,869

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.127           1.220                 196,995
                                                               2003        1.000           1.127                  40,155

   Capital Growth Portfolio - Class B (8/03)                   2004        1.114           1.173                 444,743
                                                               2003        1.000           1.114                  37,389

   Global Discovery Portfolio - Class B (10/03)                2004        1.252           1.510                 274,508
                                                               2003        1.000           1.252                  50,341

   Growth and Income Portfolio - Class B (7/03)                2004        1.127           1.211               1,127,974
                                                               2003        1.000           1.127                  83,511

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.122           1.199                 593,343
                                                               2003        1.000           1.122                  75,808

   International Portfolio - Class B (7/03)                    2004        1.184           1.347                 595,000
                                                               2003        1.000           1.184                  16,378

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.164           1.181                 267,008
                                                               2003        1.000           1.164                  16,621

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.155           1.307               1,170,698
                                                               2003        1.000           1.155                  96,364

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                 285,740

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.007               2,100,789
                                                               2003        1.000           0.987                  13,999

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.179           1.320                 456,849
                                                               2003        1.000           1.179                  84,892

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.007                 418,300
                                                               2003        1.000           0.995                 130,356

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076               1,915,919

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.107           1.136                 407,361
                                                               2003        1.000           1.107                  37,888

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                 919,471

   Scudder High Income Portfolio - Class B (7/03)              2004        1.091           1.197               1,114,908
                                                               2003        1.000           1.091                  56,597

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                 607,758

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.209           1.395                 738,350
                                                               2003        1.000           1.209                  42,984

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.989           0.974                 706,446
                                                               2003        1.000           0.989                  12,106

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.132           1.225                 488,779
                                                               2003        1.000           1.132                  56,974

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.043               1,000,269
                                                               2003        1.000           0.984                  82,870

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.215           1.207                 451,659
                                                               2003        1.000           1.215                  38,978

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106               1,299,927
                                                               2003        1.000           1.062                   3,469

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.262               1,631,465
                                                               2003        1.000           1.157                 117,089

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.129           1.232                 578,376
                                                               2003        1.000           1.129                  60,581

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.162           1.292               1,223,866
                                                               2003        1.000           1.162                  75,302

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.244           1.528               1,007,495
                                                               2003        1.000           1.244                  80,318

   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.117           1.110                 618,821
   Class B (8/03)                                              2003        1.000           1.117                  77,535


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.157           1.256                 326,211
                                                               2003        1.000           1.157                  37,274

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.162           1.247                 774,168
                                                               2003        1.000           1.162                  71,711

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.218                 831,431
                                                               2003        1.000           1.131                  59,411

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.281                  42,563
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.119           1.217                 470,674
                                                               2003        1.000           1.119                  47,671

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.219                  78,016
                                                               2003        1.000           1.109                   5,973

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.289                 481,303
                                                               2003        1.000           1.121                  46,772

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.193           1.178                 288,143
                                                               2003        1.000           1.193                  32,485

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.212           1.313                 604,438
                                                               2003        1.000           1.212                  45,624

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.084               1,078,538
                                                               2003        1.000           1.061                 158,729

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.120           1.184                 147,049
                                                               2003        1.000           1.120                  46,628

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.065           1.288                      --
                                                               2003        1.000           1.065                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.318           1.611                      --
                                                               2003        1.000           1.318                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.237           1.428                   6,681
                                                               2003        1.000           1.237                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.170           1.309                      --
                                                               2003        1.000           1.170                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.124           1.166                      --
                                                               2003        1.000           1.124                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.163           1.487                  12,828
                                                               2003        1.000           1.163                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.126           1.219                      --
                                                               2003        1.000           1.126                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.114           1.173                      --
                                                               2003        1.000           1.114                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (10/03)                2004        1.252           1.508                      --
                                                               2003        1.000           1.252                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.126           1.210                  15,697
                                                               2003        1.000           1.126                      --

   Health Sciences Portfolio - Class B (7/03)                  2004        1.122           1.198                      --
                                                               2003        1.000           1.122                      --

   International Portfolio - Class B (7/03)                    2004        1.183           1.346                      --
                                                               2003        1.000           1.183                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.163           1.180                      --
                                                               2003        1.000           1.163                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.154           1.306                      --
                                                               2003        1.000           1.154                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.006                      --
                                                               2003        1.000           0.987                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.179           1.319                      --
                                                               2003        1.000           1.179                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.006                      --
                                                               2003        1.000           0.994                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.107           1.135                      --
                                                               2003        1.000           1.107                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                  55,272

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.196                      --
                                                               2003        1.000           1.090                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.208           1.393                      --
                                                               2003        1.000           1.208                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.989           0.973                      --
                                                               2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.043                      --
                                                               2003        1.000           0.984                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.214           1.206                      --
                                                               2003        1.000           1.214                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106                      --
                                                               2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.261                      --
                                                               2003        1.000           1.157                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.128           1.231                      --
                                                               2003        1.000           1.128                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.161           1.291                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.243           1.527                  12,514
                                                               2003        1.000           1.243                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.117           1.109                      --
                                                               2003        1.000           1.117                      --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.156           1.255                      --
                                                               2003        1.000           1.156                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.161           1.246                      --
                                                               2003        1.000           1.161                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.217                      --
                                                               2003        1.000           1.131                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.280                      --
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.118           1.216                      --
                                                               2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.218                      --
                                                               2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.288                      --
                                                               2003        1.000           1.121                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.192           1.177                      --
                                                               2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.211           1.312                      --
                                                               2003        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.083                  26,400
                                                               2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.120           1.183                      --
                                                               2003        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.000           1.203                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.000           1.165                  15,896

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.000           1.133                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.000           1.117                  50,815

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.000           1.045                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.000           1.213                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.000           1.068                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.000           1.056                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.000           1.197                   6,528

   Growth and Income Portfolio - Class B (7/03)                2004        1.000           1.082                 141,107

   Health Sciences Portfolio - Class B (7/03)                  2004        1.000           1.040                  16,844

   International Portfolio - Class B (7/03)                    2004        1.000           1.139                  18,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.000           1.045                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.000           1.112                  46,634

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.040                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        1.000           0.996                  71,133

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.000           1.125                  25,819

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        1.000           1.002                   1,952

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                 309,893

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.000           1.043                   9,625

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                  72,711

   Scudder High Income Portfolio - Class B (7/03)              2004        1.000           1.085                   8,208

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.152                  44,807

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        1.000           0.987                  24,864

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.067                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        1.000           1.058                  32,132

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.047                  16,459

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.034                  76,616

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.069                  69,501

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.000           1.062                  16,200

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.000           1.116                  18,938

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.169                  70,133

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.000           1.012                  17,011

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.000           1.106                  15,073

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.000           1.082                  19,155

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.087                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.104                     729

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.000           1.102                  49,690

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.142                  27,660

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.016                  13,198

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.099                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.000           1.017                  19,844

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.000           1.069                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.064           1.285                  50,899
                                                               2003        1.000           1.064                  29,185

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.317           1.608                  11,897
                                                               2003        1.000           1.317                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.236           1.425                  26,403
                                                               2003        1.000           1.236                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.169           1.305                 152,466
                                                               2003        1.000           1.169                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.123           1.163                      --
                                                               2003        1.000           1.123                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.162           1.484                 277,814
                                                               2003        1.000           1.162                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.125           1.216                   9,424
                                                               2003        1.000           1.125                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.113           1.170                   4,931
                                                               2003        1.000           1.113                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.251           1.505                  45,090
                                                               2003        1.000           1.251                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.125           1.207                 365,748
                                                               2003        1.000           1.125                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.121           1.196                  57,274
                                                               2003        1.000           1.121                      --

   International Portfolio - Class B (7/03)                    2004        1.182           1.343                 158,815
                                                               2003        1.000           1.182                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.162           1.177                      --
                                                               2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.153           1.302                  76,393
                                                               2003        1.000           1.153                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.040                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.986           1.003                 277,697
                                                               2003        1.000           0.986                  59,532

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.178           1.316                  85,426
                                                               2003        1.000           1.178                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.004                  78,254
                                                               2003        1.000           0.994                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                 119,674

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.106           1.132                 186,872
                                                               2003        1.000           1.106                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                 184,960

   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.193                 196,509
                                                               2003        1.000           1.090                  92,518

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                 591,288

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.207           1.390                 112,799
                                                               2003        1.000           1.207                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.988           0.971                  58,185
                                                               2003        1.000           0.988                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.130           1.221                  88,772
                                                               2003        1.000           1.130                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.983           1.040                 227,178
                                                               2003        1.000           0.983                 179,617

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.213           1.203                  14,463
                                                               2003        1.000           1.213                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                  28,525

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.061           1.103                  28,622
                                                               2003        1.000           1.061                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.156           1.258                 203,026
                                                               2003        1.000           1.156                  28,804

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.127           1.228                  19,512
                                                               2003        1.000           1.127                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.160           1.288                 118,167
                                                               2003        1.000           1.160                  49,593

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.242           1.524                  78,727
                                                               2003        1.000           1.242                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.116           1.107                  65,677
                                                               2003        1.000           1.116                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.155           1.252                      --
                                                               2003        1.000           1.155                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.160           1.243                  34,677
                                                               2003        1.000           1.160                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.130           1.214                 151,691
                                                               2003        1.000           1.130                 133,925

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.173           1.277                  32,757
                                                               2003        1.000           1.173                  31,765

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.117           1.213                  89,822
                                                               2003        1.000           1.117                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.108           1.215                   8,364
                                                               2003        1.000           1.108                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.120           1.285                 173,576
                                                               2003        1.000           1.120                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.191           1.174                  93,679
                                                               2003        1.000           1.191                  78,041

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.210           1.309                  87,324
                                                               2003        1.000           1.210                  30,545

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.060           1.080                  53,907
                                                               2003        1.000           1.060                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.119           1.180                  13,671
                                                               2003        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.000           1.201                   5,843

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.000           1.163                  81,744

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.000           1.131                  17,189

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.000           1.115                 141,356

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.000           1.043                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.000           1.211                  25,705

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.000           1.067                  11,916

   Capital Growth Portfolio - Class B (8/03)                   2004        1.000           1.055                  12,458

   Global Discovery Portfolio - Class B (10/03)                2004        1.000           1.195                  69,218

   Growth and Income Portfolio - Class B (7/03)                2004        1.000           1.080                  45,528

   Health Sciences Portfolio - Class B (7/03)                  2004        1.000           1.038                  57,585

   International Portfolio - Class B (7/03)                    2004        1.000           1.137                  21,487

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.000           1.044                  15,118

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.000           1.111                  76,385

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.039                  13,051

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        1.000           0.995                  63,366

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.000           1.123                  93,885

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        1.000           1.000                  75,514

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.012           1.074                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.000           1.042                  10,816

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.093                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.000           1.084                 119,584

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.056                  97,069

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.150                  15,595

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        1.000           0.985                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.065                  31,644

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        1.000           1.056                  17,881

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.045                  57,561

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.032                  20,852

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.068                  97,222

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.000           1.060                  76,483

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.000           1.114                  95,210

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.167                 175,402

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.000           1.011                  75,942

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.000           1.104                  31,673

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.000           1.080                 126,409

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.085                   8,048

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.102                   2,488

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.000           1.101                  67,436

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.140                  25,235

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.015                  21,726

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.097                  14,670

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.000           1.016                  35,321

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.000           1.067                  29,176

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.063           1.281                      --
                                                               2003        1.000           1.063                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.315           1.603                     402
                                                               2003        1.000           1.315                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.234           1.420                      --
                                                               2003        1.000           1.234                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.168           1.301                  11,044
                                                               2003        1.000           1.168                   9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.122           1.159                      --
                                                               2003        1.000           1.122                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.160           1.479                   3,415
                                                               2003        1.000           1.160                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.124           1.213                      --
                                                               2003        1.000           1.124                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.112           1.166                      --
                                                               2003        1.000           1.112                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.249           1.500                   3,664
                                                               2003        1.000           1.249                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.124           1.204                   4,385
                                                               2003        1.000           1.124                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.119           1.192                     500
                                                               2003        1.000           1.119                      --

   International Portfolio - Class B (7/03)                    2004        1.181           1.339                   3,933
                                                               2003        1.000           1.181                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.161           1.173                      --
                                                               2003        1.000           1.161                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.152           1.298                   8,191
                                                               2003        1.000           1.152                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.009           1.039                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.985           1.000                      --
                                                               2003        1.000           0.985                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.176           1.312                     475
                                                               2003        1.000           1.176                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.992           1.000                      --
                                                               2003        1.000           0.992                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.012           1.074                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.105           1.129                      --
                                                               2003        1.000           1.105                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.093                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.088           1.190                  17,557
                                                               2003        1.000           1.088                  10,048

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.009           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.206           1.386                   9,682
                                                               2003        1.000           1.206                   9,226

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.987           0.968                      --
                                                               2003        1.000           0.987                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.129           1.217                     526
                                                               2003        1.000           1.129                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.982           1.037                   7,030
                                                               2003        1.000           0.982                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.212           1.199                      --
                                                               2003        1.000           1.212                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.060           1.099                   7,993
                                                               2003        1.000           1.060                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.154           1.254                   4,067
                                                               2003        1.000           1.154                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.126           1.225                     490
                                                               2003        1.000           1.126                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.159           1.284                  12,985
                                                               2003        1.000           1.159                   9,821

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.241           1.519                   4,928
                                                               2003        1.000           1.241                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.115           1.103                      --
                                                               2003        1.000           1.115                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.154           1.248                      --
                                                               2003        1.000           1.154                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.159           1.239                  22,945
                                                               2003        1.000           1.159                   9,768

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.128           1.211                      --
                                                               2003        1.000           1.128                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.172           1.274                      --
                                                               2003        1.000           1.172                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.116           1.209                  19,876
                                                               2003        1.000           1.116                  19,876

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.107           1.211                      --
                                                               2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.119           1.281                  11,265
                                                               2003        1.000           1.119                   9,819

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.190           1.171                  75,702
                                                               2003        1.000           1.190                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.209           1.305                  68,970
                                                               2003        1.000           1.209                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.059           1.077                  20,297
                                                               2003        1.000           1.059                  20,297

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.118           1.176                      --
                                                               2003        1.000           1.118                      --

                                      NOTES

Effective "10/15/2004" INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           TIC SEPARATE ACCOUNT ELEVEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                  HIGH
                                            CAPITAL               YIELD                MANAGED                MONEY
                                         APPRECIATION             BOND                  ASSETS               MARKET
                                             FUND                 TRUST                 TRUST               PORTFOLIO
                                         ------------           ----------            ----------            ----------
ASSETS:
  Investments at market value:            $1,641,132            $1,552,575            $1,284,270            $9,470,052

  Receivables:
    Dividends ................                    --                    --                    --                 8,209
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,641,132             1,552,575             1,284,270             9,478,261
                                          ----------            ----------            ----------            ----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,641,132            $1,552,575            $1,284,270            $9,478,261
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 AIM V.I.
                                           AIM V.I.               MID CAP                                ALLIANCEBERNSTEIN
                                            CAPITAL                CORE                                       PREMIER
                                         APPRECIATION             EQUITY               AIM V.I.               GROWTH
                                            FUND -                FUND -              UTILITIES             PORTFOLIO -
                                           SERIES II             SERIES II               FUND                 CLASS B
                                         ------------           ----------            ----------         -----------------
ASSETS:
  Investments at market value:            $3,033,533            $1,477,542            $  677,284            $1,570,446

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,033,533             1,477,542               677,284             1,570,446
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,033,533            $1,477,542            $  677,284            $1,570,446
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    CREDIT              CREDIT
     GLOBAL                                                         SUISSE              SUISSE              DELAWARE
     GROWTH               GROWTH           GROWTH-INCOME           EMERGING           TRUSTGLOBAL           VIP REIT
     FUND -               FUND -              FUND -               MARKETS           POST-VENTURE           SERIES -
     CLASS 2              CLASS 2             CLASS 2             PORTFOLIO             CAPITAL             STANDARD
     SHARES               SHARES              SHARES                TRUST              PORTFOLIO             CLASS
  -----------          -----------         -------------         -----------         ------------          -----------
  $ 6,038,383          $19,010,640          $16,338,475          $   948,563          $   417,000          $ 5,828,342

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,038,383           19,010,640           16,338,475              948,563              417,000            5,828,342
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,038,383          $19,010,640          $16,338,475          $   948,563          $   417,000          $ 5,828,342
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 DREYFUS
                                           DREYFUS              SOCIALLY                                   DREYFUS VIF
                                           MIDCAP              RESPONSIBLE           DREYFUS VIF           DEVELOPING
                                            STOCK                GROWTH              APPRECIATION            LEADERS
                                         PORTFOLIO -           FUND, INC.-           PORTFOLIO -           PORTFOLIO -
                                           SERVICE               SERVICE               INITIAL               INITIAL
                                           SHARES                SHARES                 SHARES               SHARES
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $3,081,649            $   76,841            $1,048,118            $3,977,455

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,081,649                76,841             1,048,118             3,977,455
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,081,649            $   76,841            $1,048,118            $3,977,455
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    FRANKLIN                                                     TEMPLETON
     RISING                                   MUTUAL             DEVELOPING            TEMPLETON           TEMPLETON
    DIVIDENDS            FRANKLIN             SHARES              MARKETS               FOREIGN              GROWTH
   SECURITIES            SMALL CAP          SECURITIES           SECURITIES           SECURITIES           SECURITIES
     FUND -               FUND -              FUND -               FUND -               FUND -               FUND -
     CLASS 2              CLASS 2             CLASS 2             CLASS 2               CLASS 2             CLASS 2
     SHARES               SHARES              SHARES               SHARES               SHARES               SHARES
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 6,023,145          $ 2,564,475          $ 2,256,711          $ 3,128,289          $ 5,238,629          $ 4,709,370

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,023,145            2,564,475            2,256,711            3,128,289            5,238,629            4,709,370
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,023,145          $ 2,564,475          $ 2,256,711          $ 3,128,289          $ 5,238,629          $ 4,709,370
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SALOMON              SALOMON                SALOMON
                                                                 BROTHERS              BROTHERS              BROTHERS
                                                                 VARIABLE              VARIABLE              VARIABLE
                                            EQUITY              AGGRESSIVE            AGGRESSIVE             GROWTH &
                                             INDEX                GROWTH                GROWTH                INCOME
                                          PORTFOLIO -             FUND -                FUND -                FUND -
                                           CLASS II               CLASS I              CLASS II               CLASS I
                                            SHARES                SHARES                SHARES                SHARES
                                          -----------          -----------            ----------            ----------
ASSETS:
  Investments at market value:            $6,722,164            $2,974,707            $3,257,287            $1,133,881

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             6,722,164             2,974,707             3,257,287             1,133,881
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $6,722,164            $2,974,707            $3,257,287            $1,133,881
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                       GLOBAL LIFE            GLOBAL              WORLDWIDE
   BALANCED             SCIENCES            TECHNOLOGY              GROWTH              LAZARD
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT           GROWTH AND
    SERVICE              SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME
    SHARES               SHARES               SHARES                SHARES             PORTFOLIO           PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $   310,009          $   209,413          $   381,138          $   135,813          $ 2,160,748          $ 4,334,007

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      310,009              209,413              381,138              135,813            2,160,748            4,334,007
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   310,009          $   209,413          $   381,138          $   135,813          $ 2,160,748          $ 4,334,007
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  MERRILL              MERRILL              OPPENHEIMER
                                                                   LYNCH                LYNCH                 CAPITAL
                                                                  GLOBAL                VALUE              APPRECIATION
                                            MID-CAP             ALLOCATION          OPPORTUNITIES            FUND/VA -
                                             VALUE              V.I. FUND -          V.I. FUND -              SERVICE
                                           PORTFOLIO             CLASS III            CLASS III               SHARES
                                          ----------            -----------         -------------          ------------
ASSETS:
  Investments at market value:            $4,700,544            $1,337,374            $1,761,012            $2,595,301

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             4,700,544             1,337,374             1,761,012             2,595,301
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $4,700,544            $1,337,374            $1,761,012            $2,595,301
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   OPPENHEIMER         OPPENHEIMER                                                      PIONEER
     GLOBAL               MAIN                 REAL                 TOTAL               AMERICA              PIONEER
   SECURITIES            STREET               RETURN                RETURN            INCOME VCT           BALANCED VCT
    FUND/VA -           FUND/VA -           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     SERVICE             SERVICE          ADMINISTRATIVE        ADMINISTRATIVE         CLASS II              CLASS II
     SHARES              SHARES                CLASS                CLASS               SHARES                SHARES
  -----------          -----------        --------------        --------------        -----------          ------------
  $ 3,977,028          $ 1,539,949          $ 4,666,506          $ 8,894,404          $ 3,730,294          $ 2,630,092

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    3,977,028            1,539,949            4,666,506            8,894,404            3,730,294            2,630,092
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 3,977,028          $ 1,539,949          $ 4,666,506          $ 8,894,404          $ 3,730,294          $ 2,630,092
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER               PIONEER
                                           EMERGING               EQUITY               PIONEER               PIONEER
                                          MARKETS VCT           INCOME VCT            EUROPE VCT            FUND VCT
                                          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                           CLASS II              CLASS II              CLASS II             CLASS II
                                            SHARES                SHARES                SHARES               SHARES
                                          -----------           -----------          -----------           -----------
ASSETS:
  Investments at market value:            $2,727,756            $4,139,907            $  326,140            $4,598,376

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,727,756             4,139,907               326,140             4,598,376
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,727,756            $4,139,907            $  326,140            $4,598,376
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        PIONEER              PIONEER
    PIONEER              PIONEER              PIONEER              PIONEER             OAK RIDGE               PAPP
    GROWTH              HIGH YIELD         INTERNATIONAL           MID CAP             LARGE CAP         AMERICA-PACIFIC
  SHARES VCT               VCT               VALUE VCT            VALUE VCT           GROWTH VCT             RIM FUND
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -             VCT -
   CLASS II             CLASS II             CLASS II              CLASS II            CLASS II              CLASS II
    SHARES               SHARES               SHARES                SHARES              SHARES                SHARES
  -----------          -----------          -----------          -----------          -----------        ---------------
  $   961,981          $ 7,686,240          $   752,464          $ 4,111,789          $ 1,589,196          $   474,747

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      961,981            7,686,240              752,464            4,111,789            1,589,196              474,747
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   961,981          $ 7,686,240          $   752,464          $ 4,111,789          $ 1,589,196          $   474,747
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER
                                             PAPP                                                             PIONEER
                                            SMALL &               PIONEER               PIONEER                SMALL
                                            MID CAP             REAL ESTATE            SMALL CAP              COMPANY
                                          GROWTH VCT            SHARES VCT             VALUE VCT                VCT
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                           CLASS II              CLASS II               CLASS II             CLASS II
                                            SHARES                SHARES                 SHARES               SHARES
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  849,620            $3,136,597            $2,314,271            $  326,790

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               849,620             3,136,597             2,314,271               326,790
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  849,620            $3,136,597            $2,314,271            $  326,790
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    PIONEER
   STRATEGIC             PIONEER                                  PUTNAM VT
    INCOME                VALUE             PUTNAM VT             SMALL CAP
      VCT                  VCT            INTERNATIONAL             VALUE
  PORTFOLIO -          PORTFOLIO -        EQUITY FUND -             FUND -              ALL CAP             INVESTORS
   CLASS II             CLASS II            CLASS IB               CLASS IB             FUND -                FUND -
    SHARES               SHARES              SHARES                 SHARES              CLASS I              CLASS I
  -----------          -----------        -------------          -----------          -----------          -----------
  $ 8,226,407          $ 3,320,556          $   481,861          $ 6,158,867          $ 2,644,380          $ 1,743,194

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    8,226,407            3,320,556              481,861            6,158,867            2,644,380            1,743,194
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 8,226,407          $ 3,320,556          $   481,861          $ 6,158,867          $ 2,644,380          $ 1,743,194
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                             SCUDDER
                                           LARGE CAP            SMALL CAP               TOTAL              REAL ESTATE
                                            GROWTH               GROWTH                 RETURN             SECURITIES
                                            FUND -               FUND -                 FUND -             PORTFOLIO -
                                            CLASS I              CLASS I               CLASS II              CLASS B
                                          ----------            ----------            ----------           -----------
ASSETS:
  Investments at market value:            $1,722,589            $2,521,803            $1,332,960            $3,104,497

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,722,589             2,521,803             1,332,960             3,104,497
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,722,589            $2,521,803            $1,332,960            $3,104,497
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  21ST CENTURY           CAPITAL              GLOBAL              GROWTH AND            HEALTH
     GROWTH              GROWTH              DISCOVERY              INCOME             SCIENCES           INTERNATIONAL
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B             CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  ------------         -----------          -----------          -----------          -----------         -------------
  $   352,911          $   928,842          $ 1,225,403          $ 3,052,628          $ 1,476,533          $ 1,788,152

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      352,911              928,842            1,225,403            3,052,628            1,476,533            1,788,152
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   352,911          $   928,842          $ 1,225,403          $ 3,052,628          $ 1,476,533          $ 1,788,152
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        SCUDDER
                                            SCUDDER                                   CONSERVATIVE            SCUDDER
                                          AGGRESSIVE              SCUDDER                INCOME                FIXED
                                            GROWTH               BLUE CHIP              STRATEGY              INCOME
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                            CLASS B               CLASS B               CLASS B               CLASS B
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  486,051            $3,006,088            $  914,533            $5,159,298

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               486,051             3,006,088               914,533             5,159,298
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  486,051            $3,006,088            $  914,533            $5,159,298
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         SCUDDER                                                                             SCUDDER
    SCUDDER             GROWTH &                                   SCUDDER                                   INCOME &
    GLOBAL               INCOME               SCUDDER               GROWTH              SCUDDER               GROWTH
   BLUE CHIP            STRATEGY              GROWTH               STRATEGY           HIGH INCOME            STRATEGY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 1,531,539          $ 4,398,214          $ 1,292,620          $ 4,851,623          $ 3,273,980          $ 2,431,235

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,531,539            4,398,214            1,292,620            4,851,623            3,273,980            2,431,235
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,531,539          $ 4,398,214          $ 1,292,620          $ 4,851,623          $ 3,273,980          $ 2,431,235
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SCUDDER
                                            SCUDDER               MERCURY              SCUDDER               SCUDDER
                                         INTERNATIONAL           LARGE CAP              MONEY               SMALL CAP
                                         SELECT EQUITY             CORE                 MARKET               GROWTH
                                          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                            CLASS B               CLASS B              CLASS B               CLASS B
                                         -------------          -----------          -----------           -----------
ASSETS:
  Investments at market value:            $2,192,239            $   57,632            $2,309,217            $1,184,640

  Receivables:
    Dividends ................                    --                    --                 1,426                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,192,239                57,632             2,310,643             1,184,640
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,192,239            $   57,632            $2,310,643            $1,184,640
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SCUDDER                                     SVS                  SVS
    SCUDDER              SCUDDER             TEMPLETON             SCUDDER               DAVIS                DREMAN
   STRATEGIC           TECHNOLOGY             FOREIGN               TOTAL               VENTURE             FINANCIAL
    INCOME               GROWTH                VALUE                RETURN               VALUE               SERVICES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 2,605,336          $   975,891          $   103,820          $ 2,622,464          $ 5,179,508          $ 1,499,586

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    2,605,336              975,891              103,820            2,622,464            5,179,508            1,499,586
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 2,605,336          $   975,891          $   103,820          $ 2,622,464          $ 5,179,508          $ 1,499,586
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SVS
                                              SVS                   SVS                  EAGLE                 SVS
                                            DREMAN                DREMAN                FOCUSED               FOCUS
                                          HIGH RETURN            SMALL CAP             LARGE CAP             VALUE &
                                            EQUITY                 VALUE                 GROWTH              GROWTH
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                            CLASS B               CLASS B               CLASS B              CLASS B
                                          -----------           -----------           -----------          -----------
ASSETS:
  Investments at market value:            $5,840,609            $3,799,537            $1,275,886            $  568,631

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             5,840,609             3,799,537             1,275,886               568,631
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $5,840,609            $3,799,537            $1,275,886            $  568,631
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    SCUDDER                                                          SVS                  SVS                  SVS
 GOVERNMENT &            SCUDDER                                   INVESCO               JANUS                JANUS
    AGENCY              LARGE CAP               SVS                DYNAMIC            GROWTH AND              GROWTH
  SECURITIES              VALUE              INDEX 500              GROWTH              INCOME            OPPORTUNITIES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
 ------------          -----------          -----------          -----------          -----------         -------------
  $ 1,234,171          $ 2,291,095          $ 3,624,092          $   129,500          $ 1,382,582          $   309,958

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,234,171            2,291,095            3,624,092              129,500            1,382,582              309,958
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,234,171          $ 2,291,095          $ 3,624,092          $   129,500          $ 1,382,582          $   309,958
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SVS                  ALGER
                                            SVS MFS               SVS OAK                TURNER              AMERICAN
                                           STRATEGIC             STRATEGIC              MID CAP              BALANCED
                                             VALUE                EQUITY                 GROWTH             PORTFOLIO -
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -             CLASS S
                                            CLASS B               CLASS B               CLASS B               SHARES
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $2,026,978            $  955,307            $1,451,325            $3,008,323

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,026,978               955,307             1,451,325             3,008,323
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,026,978            $  955,307            $1,451,325            $3,008,323
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     ALGER
   AMERICAN
   LEVERAGED
    ALLCAP                                  DISCIPLINED
  PORTFOLIO -          CONVERTIBLE            MID CAP               EQUITY             FEDERATED            FEDERATED
    CLASS S            SECURITIES              STOCK                INCOME            HIGH YIELD              STOCK
    SHARES              PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $   596,156          $ 2,189,798          $ 2,703,763          $ 4,537,196          $ 2,914,820          $   469,455

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      596,156            2,189,798            2,703,763            4,537,196            2,914,820              469,455
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   596,156          $ 2,189,798          $ 2,703,763          $ 4,537,196          $ 2,914,820          $   469,455
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       MERRILL
                                                                 LAZARD                 LYNCH                  MFS
                                                              INTERNATIONAL           LARGE CAP             EMERGING
                                          LARGE CAP               STOCK                  CORE                GROWTH
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          ----------          -------------           ----------            ----------
ASSETS:
  Investments at market value:            $1,274,679            $1,577,082            $1,345,622            $1,188,979

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,274,679             1,577,082             1,345,622             1,188,979
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,274,679            $1,577,082            $1,345,622            $1,188,979
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      MFS                                                           SOCIAL             TRAVELERS               U.S.
    MID CAP                MFS                PIONEER             AWARENESS             QUALITY             GOVERNMENT
    GROWTH                VALUE                FUND                 STOCK                BOND               SECURITIES
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 1,679,176          $ 1,495,099          $   374,110          $   278,459          $ 4,757,849          $ 1,640,568

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,679,176            1,495,099              374,110              278,459            4,757,849            1,640,568
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,679,176          $ 1,495,099          $   374,110          $   278,459          $ 4,757,849          $ 1,640,568
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                SB
                                                                                                            ADJUSTABLE
                                                                                                               RATE
                                                                                        PIONEER               INCOME
                                          AIM CAPITAL               MFS                STRATEGIC            PORTFOLIO -
                                         APPRECIATION          TOTAL RETURN              INCOME               CLASS I
                                           PORTFOLIO             PORTFOLIO             PORTFOLIO              SHARES
                                         ------------          ------------           ----------            -----------
ASSETS:
  Investments at market value:            $1,179,598            $12,337,991           $2,263,437            $1,515,006

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,179,598            12,337,991             2,263,437             1,515,006
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,179,598            $12,337,991           $2,263,437            $1,515,006
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        DYNAMIC
                                                                                        CAPITAL
                        COMSTOCK            ENTERPRISE          CONTRAFUND(R)         APPRECIATION           MID CAP
    STRATEGIC          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     EQUITY             CLASS II             CLASS II              SERVICE              SERVICE              SERVICE
    PORTFOLIO            SHARES               SHARES               CLASS 2              CLASS 2              CLASS 2
  -----------          -----------          -----------          -----------          -----------          -----------
  $   448,267          $ 4,943,758          $   151,697          $ 5,658,170          $   453,650          $ 8,104,708

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      448,267            4,943,758              151,697            5,658,170              453,650            8,104,708
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   448,267          $ 4,943,758          $   151,697          $ 5,658,170          $   453,650          $ 8,104,708
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            COMBINED
                                          ------------
ASSETS:
  Investments at market value:            $372,974,648

  Receivables:
    Dividends ................                   9,635
                                          ------------

      Total Assets ...........             372,984,283
                                          ------------


LIABILITIES:

      Total Liabilities ......                      --
                                          ------------

NET ASSETS:                               $372,984,283
                                          ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          CAPITAL            HIGH YIELD           MANAGED             MONEY
                                                        APPRECIATION            BOND              ASSETS              MARKET
                                                            FUND                TRUST              TRUST            PORTFOLIO
                                                         ---------           ---------           ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $ 101,188           $  26,702          $  63,084
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              7,149               5,232               5,936             87,521
  Administrative fees .........................                628                 475                 527              7,462
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              7,777               5,707               6,463             94,983
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (7,777)             95,481              20,239            (31,899)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                   2               9,883                 --
    Realized gain (loss) on sale of investments              1,051                  44                 336                 --
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              1,051                  46              10,219                 --
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            158,437             (50,761)             39,683                 --
                                                         ---------           ---------           ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 151,711           $  44,766           $  70,141          $ (31,899)
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          AIM V.I.           AIM V.I.                           ALLIANCEBERNSTEIN
                                                          CAPITAL             MID CAP                                PREMIER
                                                        APPRECIATION        CORE EQUITY          AIM V.I.             GROWTH
                                                           FUND -             FUND -             UTILITIES         PORTFOLIO -
                                                         SERIES II           SERIES II             FUND              CLASS B
                                                        ------------        -----------          ---------      -----------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $     299           $   2,770          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             20,075              11,411               4,903             14,469
  Administrative fees .........................              1,738                 981                 400              1,267
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             21,813              12,392               5,303             15,736
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (21,813)            (12,093)             (2,533)           (15,736)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              60,765                  --                 --
    Realized gain (loss) on sale of investments               (852)              3,156                 979             (3,016)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................               (852)             63,921                 979             (3,016)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            207,447              49,831              86,305            122,937
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 184,782           $ 101,659           $  84,751          $ 104,185
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      GLOBAL                                                    CREDIT SUISSE         CREDIT SUISSE          DELAWARE
      GROWTH               GROWTH           GROWTH-INCOME           TRUST             TRUST GLOBAL           VIP REIT
      FUND -               FUND -              FUND -              EMERGING           POST-VENTURE           SERIES -
      CLASS 2              CLASS 2             CLASS 2             MARKETS               CAPITAL             STANDARD
      SHARES               SHARES              SHARES             PORTFOLIO             PORTFOLIO             CLASS
  -------------        -------------        -------------       -------------        -------------        -------------
  $       3,704        $      22,805        $     105,377       $       1,616        $          --        $       6,099
  -------------        -------------        -------------       -------------        -------------        -------------

         31,439              102,503               84,683               7,528                3,343               28,277
          2,665                8,632                7,124                 611                  272                2,428
  -------------        -------------        -------------       -------------        -------------        -------------

         34,104              111,135               91,807               8,139                3,615               30,705
  -------------        -------------        -------------       -------------        -------------        -------------

        (30,400)             (88,330)              13,570              (6,523)              (3,615)             (24,606)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                6,319
          2,265                  535                1,234               2,148               (1,737)               1,106
  -------------        -------------        -------------       -------------        -------------        -------------

          2,265                  535                1,234               2,148               (1,737)               7,425
  -------------        -------------        -------------       -------------        -------------        -------------

        501,400            1,542,832              915,740             137,149               49,589              678,972
  -------------        -------------        -------------       -------------        -------------        -------------

  $     473,265        $   1,455,037        $     930,544       $     132,774        $      44,237        $     661,791
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          DREYFUS             DREYFUS
                                                           MIDCAP            SOCIALLY                              DREYFUS VIF
                                                           STOCK            RESPONSIBLE         DREYFUS VIF         DEVELOPING
                                                        PORTFOLIO -        GROWTH FUND,        APPRECIATION          LEADERS
                                                          SERVICE              INC. -           PORTFOLIO -        PORTFOLIO -
                                                           SHARES         SERVICE SHARES      INITIAL SHARES      INITIAL SHARES
                                                        -----------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................          $   5,103           $     113           $  15,411          $   7,156
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             24,079               1,558               7,904             28,806
  Administrative fees .........................              2,018                 141                 695              2,437
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             26,097               1,699               8,599             31,243
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (20,994)             (1,586)              6,812            (24,087)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             68,972                  --                  --                 --
    Realized gain (loss) on sale of investments              8,268               3,693                 462                  7
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             77,240               3,693                 462                  7
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            252,095               2,466              28,523            294,359
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 308,341           $   4,573           $  35,797          $ 270,279
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     FRANKLIN                                                     TEMPLETON
      RISING                                   MUTUAL             DEVELOPING            TEMPLETON           TEMPLETON
     DIVIDENDS            FRANKLIN             SHARES              MARKETS               FOREIGN              GROWTH
    SECURITIES            SMALL CAP          SECURITIES           SECURITIES           SECURITIES           SECURITIES
      FUND -               FUND -              FUND -               FUND -               FUND -               FUND -
      CLASS 2              CLASS 2             CLASS 2             CLASS 2               CLASS 2             CLASS 2
      SHARES               SHARES              SHARES               SHARES               SHARES               SHARES
  -------------        -------------        -------------       -------------        -------------        -------------
  $       4,851        $          --        $       2,622       $      15,158        $       8,496        $      14,592
  -------------        -------------        -------------       -------------        -------------        -------------

         32,175               17,660               12,277              16,868               26,081               28,531
          2,747                1,527                  995               1,487                2,232                2,457
  -------------        -------------        -------------       -------------        -------------        -------------

         34,922               19,187               13,272              18,355               28,313               30,988
  -------------        -------------        -------------       -------------        -------------        -------------

        (30,071)             (19,187)             (10,650)             (3,197)             (19,817)             (16,396)
  -------------        -------------        -------------       -------------        -------------        -------------

          9,552                   --                   --                  --                   --                   --
         (1,871)                 939                1,172               1,288                1,012                  683
  -------------        -------------        -------------       -------------        -------------        -------------

          7,681                  939                1,172               1,288                1,012                  683
  -------------        -------------        -------------       -------------        -------------        -------------

        341,208              190,638              152,814             435,216              472,848              400,718
  -------------        -------------        -------------       -------------        -------------        -------------

  $     318,818        $     172,390        $     143,336       $     433,307        $     454,043        $     385,005
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SALOMON             SALOMON           SALOMON
                                                                              BROTHERS            BROTHERS           BROTHERS
                                                                              VARIABLE            VARIABLE           VARIABLE
                                                           EQUITY            AGGRESSIVE          AGGRESSIVE          GROWTH &
                                                           INDEX               GROWTH              GROWTH             INCOME
                                                        PORTFOLIO -            FUND -              FUND -             FUND -
                                                          CLASS II             CLASS I            CLASS II           CLASS I
                                                           SHARES              SHARES              SHARES             SHARES
                                                        -----------          ----------          ----------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $  84,221           $      --           $      --          $   9,225
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             47,050              18,608              23,563              7,257
  Administrative fees .........................              3,990               1,575               2,043                646
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             51,040              20,183              25,606              7,903
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             33,181             (20,183)            (25,606)             1,322
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments              7,714               5,164              (1,491)               126
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              7,714               5,164              (1,491)               126
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            412,757             197,341             195,249             60,173
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 453,652           $ 182,322           $ 168,152          $  61,621
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        GLOBAL LIFE            GLOBAL             WORLDWIDE
    BALANCED             SCIENCES            TECHNOLOGY             GROWTH              LAZARD
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          RETIREMENT            GROWTH AND
     SERVICE              SERVICE              SERVICE             SERVICE             SMALL CAP              INCOME
     SHARES               SHARES               SHARES               SHARES             PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $       6,281        $          --        $          --       $       1,122        $          --        $      31,378
  -------------        -------------        -------------       -------------        -------------        -------------

          3,652                2,392                3,258               1,632               13,543               25,335
            300                  196                  282                 142                1,120                2,084
  -------------        -------------        -------------       -------------        -------------        -------------

          3,952                2,588                3,540               1,774               14,663               27,419
  -------------        -------------        -------------       -------------        -------------        -------------

          2,329               (2,588)              (3,540)               (652)             (14,663)               3,959
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --               31,897
            102                  (18)                (290)                 40                1,274                1,594
  -------------        -------------        -------------       -------------        -------------        -------------

            102                  (18)                (290)                 40                1,274               33,491
  -------------        -------------        -------------       -------------        -------------        -------------

         15,992               10,294               22,851               4,548              214,246              277,402
  -------------        -------------        -------------       -------------        -------------        -------------

  $      18,423        $       7,688        $      19,021       $       3,936        $     200,857        $     314,852
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL             MERRILL          OPPENHEIMER
                                                                               LYNCH               LYNCH             CAPITAL
                                                                              GLOBAL               VALUE           APPRECIATION
                                                          MID-CAP           ALLOCATION         OPPORTUNITIES        FUND/VA -
                                                           VALUE            V.I. FUND -         V.I. FUND -          SERVICE
                                                         PORTFOLIO           CLASS III           CLASS III            SHARES
                                                         ---------          -----------        -------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $  10,852           $  40,329           $      --          $     637
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             23,383               3,289               8,229             16,316
  Administrative fees .........................              2,021                 257                 677              1,450
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             25,404               3,546               8,906             17,766
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (14,552)             36,783              (8,906)           (17,129)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             55,283                  --             466,143                 --
    Realized gain (loss) on sale of investments              1,182                  20                 316                (46)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             56,465                  20             466,459                (46)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            392,271              24,537            (313,747)           142,506
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 434,184           $  61,340           $ 143,806          $ 125,331
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    OPPENHEIMER                                                                         PIONEER
      GLOBAL             OPPENHEIMER                                                    AMERICA             PIONEER
    SECURITIES           MAIN STREET         REAL RETURN         TOTAL RETURN         INCOME VCT          BALANCED VCT
     FUND/VA -            FUND/VA -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
      SERVICE              SERVICE         ADMINISTRATIVE       ADMINISTRATIVE         CLASS II             CLASS II
      SHARES               SHARES               CLASS               CLASS               SHARES               SHARES
  -------------        -------------       --------------       --------------       -------------        -------------
  $       4,831        $          --        $      24,069       $      70,294        $      61,847        $      27,560
  -------------        -------------        -------------       -------------        -------------        -------------

         23,328                6,722               35,069              60,911               22,093               15,397
          2,026                  572                3,046               5,253                1,988                1,315
  -------------        -------------        -------------       -------------        -------------        -------------

         25,354                7,294               38,115              66,164               24,081               16,712
  -------------        -------------        -------------       -------------        -------------        -------------

        (20,523)              (7,294)             (14,046)              4,130               37,766               10,848
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --              130,243             114,127                   --                   --
           (411)                 234                3,817                 235                   38                1,893
  -------------        -------------        -------------       -------------        -------------        -------------

           (411)                 234              134,060             114,362                   38                1,893
  -------------        -------------        -------------       -------------        -------------        -------------

        474,084               98,382               41,727              14,357              (11,779)              51,435
  -------------        -------------        -------------       -------------        -------------        -------------

  $     453,150        $      91,322        $     161,741       $     132,849        $      26,025        $      64,176
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER             PIONEER
                                                          EMERGING            EQUITY              PIONEER            PIONEER
                                                        MARKETS VCT         INCOME VCT          EUROPE VCT           FUND VCT
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS II           CLASS II            CLASS II            CLASS II
                                                           SHARES             SHARES              SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $   5,851           $  38,817           $     476          $  23,976
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             17,724              20,569               1,932             36,322
  Administrative fees .........................              1,545               1,849                 161              3,064
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             19,269              22,418               2,093             39,386
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (13,418)             16,399              (1,617)           (15,410)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments             (1,492)              2,030                 495              1,845
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (1,492)              2,030                 495              1,845
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            364,118             261,058              35,044            353,693
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 349,208           $ 279,487           $  33,922          $ 340,128
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                        PIONEER              PIONEER
      PIONEER             PIONEER              PIONEER             PIONEER             OAK RIDGE               PAPP
      GROWTH            HIGH YIELD          INTERNATIONAL          MID CAP             LARGE CAP         AMERICA-PACIFIC
    SHARES VCT              VCT               VALUE VCT           VALUE VCT           GROWTH VCT               RIM
    PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           FUND VCT -
     CLASS II            CLASS II             CLASS II             CLASS II            CLASS II              CLASS II
      SHARES              SHARES               SHARES               SHARES              SHARES                SHARES
  -------------        -------------        -------------       -------------        -------------       ---------------
  $          --        $     156,808        $         744       $       2,550        $          --        $          --
  -------------        -------------        -------------       -------------        -------------        -------------

          6,529               50,604                4,005              25,058                7,176                2,713
            582                4,668                  349               2,214                  588                  221
  -------------        -------------        -------------       -------------        -------------        -------------

          7,111               55,272                4,354              27,272                7,764                2,934
  -------------        -------------        -------------       -------------        -------------        -------------

         (7,111)             101,536               (3,610)            (24,722)              (7,764)              (2,934)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                9,033                   --               8,933                   --                   --
           (318)             (29,088)               2,104               6,091                   15                   44
  -------------        -------------        -------------       -------------        -------------        -------------

           (318)             (20,055)               2,104              15,024                   15                   44
  -------------        -------------        -------------       -------------        -------------        -------------

         86,739              151,422               75,743             388,014              106,062               26,619
  -------------        -------------        -------------       -------------        -------------        -------------

  $      79,310        $     232,903        $      74,237       $     378,316        $      98,313        $      23,729
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER
                                                            PAPP
                                                          SMALL &             PIONEER             PIONEER            PIONEER
                                                          MID CAP           REAL ESTATE          SMALL CAP            SMALL
                                                         GROWTH VCT         SHARES VCT           VALUE VCT         COMPANY VCT
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS II           CLASS II            CLASS II            CLASS II
                                                           SHARES             SHARES              SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $  43,361           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              5,114              16,738              15,077              2,784
  Administrative fees .........................                426               1,504               1,370                240
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              5,540              18,242              16,447              3,024
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (5,540)             25,119             (16,447)            (3,024)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments            (12,046)                849               2,134             (1,775)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................            (12,046)                849               2,134             (1,775)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             43,683             388,821             241,290             29,030
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  26,097           $ 414,789           $ 226,977          $  24,231
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     PIONEER
    STRATEGIC             PIONEER             PUTNAM VT           PUTNAM VT
   INCOME VCT            VALUE VCT          INTERNATIONAL         SMALL CAP
   PORTFOLIO -          PORTFOLIO -         EQUITY FUND -        VALUE FUND -           ALL CAP             INVESTORS
    CLASS II             CLASS II             CLASS IB             CLASS IB             FUND -                FUND -
     SHARES               SHARES               SHARES               SHARES              CLASS I              CLASS I
  -------------        -------------        -------------       -------------        -------------        -------------
  $     183,756        $         435        $       5,420       $       1,060        $      12,905        $      23,956
  -------------        -------------        -------------       -------------        -------------        -------------

         54,104               21,881                6,050              27,891               20,681               11,478
          4,864                1,837                  554               2,476                1,764                  971
  -------------        -------------        -------------       -------------        -------------        -------------

         58,968               23,718                6,604              30,367               22,445               12,449
  -------------        -------------        -------------       -------------        -------------        -------------

        124,788              (23,283)              (1,184)            (29,307)              (9,540)              11,507
  -------------        -------------        -------------       -------------        -------------        -------------

         33,336                  341                   --                  --                   --                   --
          1,280                  670                  801               1,543                  753                  664
  -------------        -------------        -------------       -------------        -------------        -------------

         34,616                1,011                  801               1,543                  753                  664
  -------------        -------------        -------------       -------------        -------------        -------------

        241,095              245,787               51,982             645,382              167,711               88,928
  -------------        -------------        -------------       -------------        -------------        -------------

  $     400,499        $     223,515        $      51,599       $     617,618        $     158,924        $     101,099
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                     SCUDDER
                                                         LARGE CAP            SMALL CAP                            REAL ESTATE
                                                           GROWTH              GROWTH           TOTAL RETURN        SECURITIES
                                                           FUND -              FUND -              FUND -          PORTFOLIO -
                                                          CLASS I              CLASS I            CLASS II           CLASS B
                                                         ---------           ---------          ------------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $   2,814           $      --           $  18,968          $   3,664
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             12,727              17,565               7,113             22,939
  Administrative fees .........................              1,087               1,503                 631              1,902
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             13,814              19,068               7,744             24,841
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (11,000)            (19,068)             11,224            (21,177)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --              21,386                814
    Realized gain (loss) on sale of investments             (2,618)              1,307               1,638             17,594
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (2,618)              1,307              23,024             18,408
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             65,226             308,022              21,249            496,476
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  51,608           $ 290,261           $  55,497          $ 493,707
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  21ST CENTURY            CAPITAL              GLOBAL             GROWTH AND            HEALTH
     GROWTH               GROWTH              DISCOVERY             INCOME             SCIENCES           INTERNATIONAL
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $          --        $         352        $          --       $       1,558        $          --        $       2,972
  -------------        -------------        -------------       -------------        -------------        -------------

          3,973                8,469                9,291              18,885               11,894               15,058
            314                  687                  748               1,490                  955                1,211
  -------------        -------------        -------------       -------------        -------------        -------------

          4,287                9,156               10,039              20,375               12,849               16,269
  -------------        -------------        -------------       -------------        -------------        -------------

         (4,287)              (8,804)             (10,039)            (18,817)             (12,849)             (13,297)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
           (797)                 126                8,811              (3,217)                (625)               1,213
  -------------        -------------        -------------       -------------        -------------        -------------

           (797)                 126                8,811              (3,217)                (625)               1,213
  -------------        -------------        -------------       -------------        -------------        -------------

         26,358               49,123              185,972             188,555              101,823              216,653
  -------------        -------------        -------------       -------------        -------------        -------------

  $      21,274        $      40,445        $     184,744       $     166,521        $      88,349        $     204,569
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  SCUDDER
                                                          SCUDDER                              CONSERVATIVE          SCUDDER
                                                         AGGRESSIVE           SCUDDER             INCOME              FIXED
                                                           GROWTH            BLUE CHIP           STRATEGY             INCOME
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $     456           $      --          $  11,899
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              4,124              22,635               1,887             44,885
  Administrative fees .........................                324               1,816                 156              3,706
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              4,448              24,451               2,043             48,591
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (4,448)            (23,995)             (2,043)           (36,692)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --              6,574
    Realized gain (loss) on sale of investments                (84)             (1,941)                194              6,055
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................                (84)             (1,941)                194             12,629
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             28,062             259,559              13,416            125,103
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  23,530           $ 233,623           $  11,567          $ 101,040
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SCUDDER                                                                            SCUDDER
     SCUDDER             GROWTH &                                  SCUDDER                                   INCOME &
     GLOBAL               INCOME               SCUDDER              GROWTH              SCUDDER               GROWTH
    BLUE CHIP            STRATEGY              GROWTH              STRATEGY           HIGH INCOME            STRATEGY
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $       3,253        $          --        $          --       $          --        $      25,034        $          --
  -------------        -------------        -------------       -------------        -------------        -------------

         13,887               13,515                9,536              13,454               23,764                7,403
          1,114                1,104                  747               1,160                1,905                  609
  -------------        -------------        -------------       -------------        -------------        -------------

         15,001               14,619               10,283              14,614               25,669                8,012
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,748)             (14,619)             (10,283)            (14,614)                (635)              (8,012)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
          2,015                  336                 (112)              2,194                1,083                  405
  -------------        -------------        -------------       -------------        -------------        -------------

          2,015                  336                 (112)              2,194                1,083                  405
  -------------        -------------        -------------       -------------        -------------        -------------

        169,272              183,210               54,745             221,264              181,818               72,932
  -------------        -------------        -------------       -------------        -------------        -------------

  $     159,539        $     168,927        $      44,350       $     208,844        $     182,266        $      65,325
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SCUDDER             SCUDDER             SCUDDER            SCUDDER
                                                       INTERNATIONAL           MONEY             SMALL CAP          STRATEGIC
                                                       SELECT EQUITY          MARKET              GROWTH              INCOME
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                       -------------        -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $     955           $   9,822           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             15,554              26,967              10,119             22,686
  Administrative fees .........................              1,241               2,384                 806              1,817
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             16,795              29,351              10,925             24,503
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (15,840)            (19,529)            (10,925)           (24,503)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --             13,307
    Realized gain (loss) on sale of investments             (2,080)                 --                (594)               461
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (2,080)                 --                (594)            13,768
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            251,172                  --             108,422            175,317
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 233,252           $ (19,529)          $  96,903          $ 164,582
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SCUDDER                                                         SVS                  SVS
     SCUDDER             TEMPLETON                                SVS DAVIS             DREMAN                DREMAN
   TECHNOLOGY             FOREIGN              SCUDDER             VENTURE             FINANCIAL           HIGH RETURN
     GROWTH                VALUE            TOTAL RETURN            VALUE              SERVICES               EQUITY
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $          --        $          --        $       4,451       $         138        $       1,322        $       5,803
  -------------        -------------        -------------       -------------        -------------        -------------

         10,590                   79               17,543              38,244               11,083               36,931
            849                    7                1,417               3,109                  873                3,075
  -------------        -------------        -------------       -------------        -------------        -------------

         11,439                   86               18,960              41,353               11,956               40,006
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,439)                 (86)             (14,509)            (41,215)             (10,634)             (34,203)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
        (11,833)                   1               (3,424)              3,324                  304                3,930
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,833)                   1               (3,424)              3,324                  304                3,930
  -------------        -------------        -------------       -------------        -------------        -------------

         41,350                1,867              111,133             372,152              105,112              480,408
  -------------        -------------        -------------       -------------        -------------        -------------

  $      18,078        $       1,782        $      93,200       $     334,261        $      94,782        $     450,135
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             SVS EAGLE                               SCUDDER
                                                         SVS DREMAN           FOCUSED            SVS FOCUS         GOVERNMENT &
                                                         SMALL CAP           LARGE CAP            VALUE &             AGENCY
                                                           VALUE              GROWTH              GROWTH            SECURITIES
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                        -----------         -----------         -----------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $   2,650           $      --           $     451          $   4,344
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             28,372              11,950               5,901              9,280
  Administrative fees .........................              2,335                 951                 457                767
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             30,707              12,901               6,358             10,047
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (28,057)            (12,901)             (5,907)            (5,703)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --              1,584
    Realized gain (loss) on sale of investments             14,027              (1,695)                118                251
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             14,027              (1,695)                118              1,835
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            460,948              71,165              56,157             16,330
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 446,918           $  56,569           $  50,368          $  12,462
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                 SVS
     SCUDDER                                   INVESCO            SVS JANUS            SVS JANUS             SVS MFS
    LARGE CAP               SVS                DYNAMIC            GROWTH AND            GROWTH              STRATEGIC
      VALUE              INDEX 500             GROWTH               INCOME           OPPORTUNITIES            VALUE
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $       2,451        $       4,386        $          --       $          --        $          --        $         181
  -------------        -------------        -------------       -------------        -------------        -------------

         19,586               33,221                2,496              14,374                2,009               16,801
          1,590                2,688                  217               1,172                  174                1,370
  -------------        -------------        -------------       -------------        -------------        -------------

         21,176               35,909                2,713              15,546                2,183               18,171
  -------------        -------------        -------------       -------------        -------------        -------------

        (18,725)             (31,523)              (2,713)            (15,546)              (2,183)             (17,990)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                  126
          3,149               (1,611)              11,804               4,678                  545               (2,005)
  -------------        -------------        -------------       -------------        -------------        -------------

          3,149               (1,611)              11,804               4,678                  545               (1,879)
  -------------        -------------        -------------       -------------        -------------        -------------

        164,171              276,785                4,376             138,680               35,350              222,278
  -------------        -------------        -------------       -------------        -------------        -------------

  $     148,595        $     243,651        $      13,467       $     127,812        $      33,712        $     202,409
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       ALGER
                                                                                                   ALGER             AMERICAN
                                                          SVS OAK           SVS TURNER           AMERICAN           LEVERAGED
                                                         STRATEGIC            MID CAP            BALANCED             ALLCAP
                                                           EQUITY             GROWTH            PORTFOLIO -        PORTFOLIO -
                                                        PORTFOLIO -         PORTFOLIO -           CLASS S            CLASS S
                                                          CLASS B             CLASS B             SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $      --           $   8,302          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              9,473              11,223              25,303              4,860
  Administrative fees .........................                749                 878               2,092                406
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             10,222              12,101              27,395              5,266
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (10,222)            (12,101)            (19,093)            (5,266)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments             (1,060)                174               2,258             (8,160)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (1,060)                174               2,258             (8,160)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             47,555             127,646             156,702             50,904
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  36,273           $ 115,719           $ 139,867          $  37,478
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DISCIPLINED
   CONVERTIBLE            MID CAP              EQUITY             FEDERATED            FEDERATED
   SECURITIES              STOCK               INCOME             HIGH YIELD             STOCK              LARGE CAP
    PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $      44,764        $       6,712        $      53,539       $     205,452        $       6,186        $       9,693
  -------------        -------------        -------------       -------------        -------------        -------------

         17,073               19,710               32,311              22,920                3,515                7,426
          1,398                1,780                2,633               1,969                  296                  615
  -------------        -------------        -------------       -------------        -------------        -------------

         18,471               21,490               34,944              24,889                3,811                8,041
  -------------        -------------        -------------       -------------        -------------        -------------

         26,293              (14,778)              18,595             180,563                2,375                1,652
  -------------        -------------        -------------       -------------        -------------        -------------

             --               72,183              140,805                  --                   --                   --
          1,585                  225                   18               2,791               (1,447)                (833)
  -------------        -------------        -------------       -------------        -------------        -------------

          1,585               72,408              140,823               2,791               (1,447)                (833)
  -------------        -------------        -------------       -------------        -------------        -------------

         37,687              210,494              162,959             (48,938)              27,602               69,474
  -------------        -------------        -------------       -------------        -------------        -------------

  $      65,565        $     268,124        $     322,377       $     134,416        $      28,530        $      70,293
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL
                                                           LAZARD              LYNCH                MFS                MFS
                                                       INTERNATIONAL         LARGE CAP           EMERGING            MID CAP
                                                           STOCK               CORE               GROWTH              GROWTH
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                       -------------         ---------           ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $  21,833           $   5,865           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              7,536               3,912               8,385             10,579
  Administrative fees .........................                640                 323                 764                956
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              8,176               4,235               9,149             11,535
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             13,657               1,630              (9,149)           (11,535)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments              1,423                 225                (253)               400
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              1,423                 225                (253)               400
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            101,984              69,184             106,494            127,263
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 117,064           $  71,039           $  97,092          $ 116,128
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                               SOCIAL             TRAVELERS              U.S.
       MFS                PIONEER             AWARENESS            QUALITY            GOVERNMENT           AIM CAPITAL
      VALUE                FUND                 STOCK                BOND             SECURITIES           APPRECIATION
    PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $      15,473        $       3,398        $       1,766       $     213,794        $      66,180        $       1,474
  -------------        -------------        -------------       -------------        -------------        -------------

          4,754                1,976                1,366              34,042                4,789                6,833
            403                  179                  118               2,884                  450                  596
  -------------        -------------        -------------       -------------        -------------        -------------

          5,157                2,155                1,484              36,926                5,239                7,429
  -------------        -------------        -------------       -------------        -------------        -------------

         10,316                1,243                  282             176,868               60,941               (5,955)
  -------------        -------------        -------------       -------------        -------------        -------------

         11,860                   --                   --                  --                  136                   --
          1,917                1,814                   37                 272                  145                  159
  -------------        -------------        -------------       -------------        -------------        -------------

         13,777                1,814                   37                 272                  281                  159
  -------------        -------------        -------------       -------------        -------------        -------------

         62,625               24,871               24,557            (131,625)             (47,079)              79,714
  -------------        -------------        -------------       -------------        -------------        -------------

  $      86,718        $      27,928        $      24,876       $      45,515        $      14,143        $      73,918
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                               SB ADJUSTABLE
                                                                              PIONEER           RATE INCOME
                                                            MFS              STRATEGIC          PORTFOLIO -         STRATEGIC
                                                        TOTAL RETURN          INCOME              CLASS I             EQUITY
                                                         PORTFOLIO           PORTFOLIO            SHARES            PORTFOLIO
                                                        ------------         ---------         -------------        ---------
INVESTMENT INCOME:
  Dividends ...................................          $ 309,704           $ 144,376           $  15,682          $   6,033
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             85,722               7,476              10,176              3,060
  Administrative fees .........................              7,315                 613                 832                268
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             93,037               8,089              11,008              3,328
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            216,667             136,287               4,674              2,705
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            315,838                  --                  --                 --
    Realized gain (loss) on sale of investments              4,326                 523               3,582             (2,111)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................            320,164                 523               3,582             (2,111)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            208,909             (69,048)            (11,708)            16,348
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 745,740           $  67,762           $  (3,452)         $  16,942
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   DYNAMIC
                                                                   CAPITAL
    COMSTOCK            ENTERPRISE          CONTRAFUND(R)       APPRECIATION            MID CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS II             CLASS II              SERVICE             SERVICE              SERVICE
     SHARES               SHARES               CLASS 2             CLASS 2              CLASS 2              COMBINED
  -------------        -------------        -------------       -------------        -------------        -------------
  $       4,884        $          32        $         461       $          --        $          --        $   2,533,434
  -------------        -------------        -------------       -------------        -------------        -------------

         27,351                1,541               29,361               3,991               44,411            2,393,730
          2,332                  134                2,510                 330                3,880              202,987
  -------------        -------------        -------------       -------------        -------------        -------------

         29,683                1,675               31,871               4,321               48,291            2,596,717
  -------------        -------------        -------------       -------------        -------------        -------------

        (24,799)              (1,643)             (31,410)             (4,321)             (48,291)             (63,283)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --            1,589,442
          1,340                   90                1,984                 127                5,135               90,607
  -------------        -------------        -------------       -------------        -------------        -------------

          1,340                   90                1,984                 127                5,135            1,680,049
  -------------        -------------        -------------       -------------        -------------        -------------

        384,691               10,160              452,645              18,885            1,091,375           22,751,634
  -------------        -------------        -------------       -------------        -------------        -------------

  $     361,232        $       8,607        $     423,219       $      14,691        $   1,048,219        $  24,368,400
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                      CAPITAL                    HIGH YIELD                       MANAGED
                                                 APPRECIATION FUND               BOND TRUST                    ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (7,777)  $        (36)  $     95,481   $         --   $     20,239   $         --
  Realized gain (loss) ..................         1,051              1             46             --         10,219             --
  Change in unrealized gain (loss)
    on investments ......................       158,437            727        (50,761)            --         39,683             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       151,711            692         44,766             --         70,141             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,255,610          7,315      1,283,052             --      1,066,771             --
  Participant transfers from other
    funding options .....................       236,513             --        255,205             --        149,882             --
  Administrative charges ................           (89)            --            (20)            --            (32)            --
  Contract surrenders ...................        (2,438)            --         (3,006)            --         (2,291)            --
  Participant transfers to other
    funding options .....................        (8,182)            --        (27,422)            --        (13,639)            --
  Other payments to participants ........            --             --             --             --         13,438             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,481,414          7,315      1,507,809             --      1,214,129             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,633,125          8,007      1,552,575             --      1,284,270             --

NET ASSETS:
    Beginning of year ...................         8,007             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,641,132   $      8,007   $  1,552,575   $         --   $  1,284,270   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                         AIM V.I.                      AIM V.I.
                                         CAPITAL                     MID CAP CORE
        MONEY MARKET               APPRECIATION FUND -              EQUITY FUND -                   AIM V.I.
          PORTFOLIO                     SERIES II                     SERIES II                  UTILITIES FUND
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (31,899)  $       (914)  $    (21,813)  $       (336)  $    (12,093)  $       (889)  $     (2,533)  $        405
          --             --           (852)            58         63,921            973            979             30

          --             --        207,447          4,307         49,831         13,860         86,305          5,145
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (31,899)          (914)       184,782          4,029        101,659         13,944         84,751          5,580
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  16,334,780        653,825      2,253,699         97,519        740,444        236,224        477,404         65,816

   3,442,145         59,920        604,867            178        482,097          2,482         54,322             66
      (1,008)            (4)          (168)            --            (90)            (2)           (31)            --
    (216,434)          (800)       (10,825)            --         (7,153)            --           (487)            --

 (10,652,092)       (94,943)       (91,831)        (8,717)       (92,063)            --         (9,780)          (357)
     (14,315)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,893,076        617,998      2,755,742         88,980      1,123,235        238,704        521,428         65,525
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,861,177        617,084      2,940,524         93,009      1,224,894        252,648        606,179         71,105

     617,084             --         93,009             --        252,648             --         71,105             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  9,478,261   $    617,084   $  3,033,533   $     93,009   $  1,477,542   $    252,648   $    677,284   $     71,105
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                ALLIANCEBERNSTEIN              GLOBAL GROWTH
                                                  PREMIER GROWTH               FUND - CLASS 2                  GROWTH FUND -
                                               PORTFOLIO - CLASS B                 SHARES                     CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,736)  $       (567)  $    (30,400)  $       (391)  $    (88,330)  $       (908)
  Realized gain (loss) ..................        (3,016)             3          2,265             38            535            188
  Change in unrealized gain (loss)
    on investments ......................       122,937          5,931        501,400          9,218      1,542,832         22,038
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       104,185          5,367        473,265          8,865      1,455,037         21,318
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,179,698        115,702      4,647,245        151,548     14,449,613        391,459
  Participant transfers from other
    funding options .....................       208,219         54,652        850,211          5,637      3,053,022         64,152
  Administrative charges ................           (95)            --           (198)            (2)          (739)            (3)
  Contract surrenders ...................        (8,443)            --         (2,367)          (256)         1,791           (993)
  Participant transfers to other
    funding options .....................       (88,839)            --        (91,701)            --       (418,082)            --
  Other payments to participants ........            --             --         (3,864)            --         (5,935)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,290,540        170,354      5,399,326        156,927     17,079,670        454,615
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,394,725        175,721      5,872,591        165,792     18,534,707        475,933


NET ASSETS:
    Beginning of year ...................       175,721             --        165,792             --        475,933             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,570,446   $    175,721   $  6,038,383   $    165,792   $ 19,010,640   $    475,933
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                    CREDIT SUISSE
                                   CREDIT SUISSE TRUST               TRUST GLOBAL                   DELAWARE
    GROWTH-INCOME FUND -             EMERGING MARKETS                POST-VENTURE              VIP REIT SERIES -
       CLASS 2 SHARES                   PORTFOLIO                 CAPITAL PORTFOLIO              STANDARD CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     13,570   $      1,459   $     (6,523)  $       (138)  $     (3,615)  $        (21)  $    (24,606)  $       (582)
       1,234            138          2,148              1         (1,737)             3          7,425             14

     915,740         19,745        137,149          3,049         49,589            538        678,972         10,700
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     930,544         21,342        132,774          2,912         44,237            520        661,791         10,132
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  12,376,601        282,496        682,398         62,954        376,056         12,804      4,322,726        132,445

   2,931,077         69,869         90,231         14,622        133,050             --        760,408         25,102
        (541)            (1)           (29)            --            (23)            --           (203)            --
      19,590         (1,134)        (2,608)            --         (1,800)            --        (14,934)           (40)

    (281,231)        (1,096)       (34,521)          (170)      (147,768)           (76)       (69,059)           (26)
      (9,041)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  15,036,455        350,134        735,471         77,406        359,515         12,728      4,998,938        157,481
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  15,966,999        371,476        868,245         80,318        403,752         13,248      5,660,729        167,613

     371,476             --         80,318             --         13,248             --        167,613             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 16,338,475   $    371,476   $    948,563   $     80,318   $    417,000   $     13,248   $  5,828,342   $    167,613
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                    DREYFUS                    DREYFUS SOCIALLY                 DREYFUS VIF
                                                  MIDCAP STOCK                   RESPONSIBLE                   APPRECIATION
                                                  PORTFOLIO -                 GROWTH FUND, INC.-                PORTFOLIO -
                                                 SERVICE SHARES                 SERVICE SHARES                INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (20,994)  $       (630)  $     (1,586)  $       (320)  $      6,812   $        702
  Realized gain (loss) ..................        77,240             34          3,693              5            462             44
  Change in unrealized gain (loss)
    on investments ......................       252,095         13,366          2,466          4,351         28,523         13,197
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       308,341         12,770          4,573          4,036         35,797         13,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,398,187        238,365         66,880         68,431        735,509        124,204
  Participant transfers from other
    funding options .....................       314,488         11,978            357             --        145,137          5,560
  Administrative charges ................           (95)            (1)            (3)            --            (90)            (1)
  Contract surrenders ...................      (153,846)           (21)       (67,320)            --         (1,388)            --
  Participant transfers to other
    funding options .....................       (48,115)          (402)          (113)            --        (10,553)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,510,619        249,919           (199)        68,431        868,615        129,763
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,818,960        262,689          4,374         72,467        904,412        143,706


NET ASSETS:
    Beginning of year ...................       262,689             --         72,467             --        143,706             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,081,649   $    262,689   $     76,841   $     72,467   $  1,048,118   $    143,706
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         DREYFUS VIF                     FRANKLIN
         DEVELOPING                  RISING DIVIDENDS                  FRANKLIN                  MUTUAL SHARES
     LEADERS PORTFOLIO -            SECURITIES FUND -              SMALL CAP FUND -            SECURITIES FUND -
       INITIAL SHARES                 CLASS 2 SHARES                CLASS 2 SHARES               CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (24,087)  $       (436)  $    (30,071)  $       (244)  $    (19,187)  $       (538)  $    (10,650)  $       (404)
           7            119          7,681              6            939             14          1,172             37

     294,359          7,025        341,208          3,462        190,638          7,651        152,814          7,633
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     270,279          6,708        318,818          3,224        172,390          7,127        143,336          7,266
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,210,094         83,039      4,514,833         69,036      1,827,680        148,123      1,648,444        111,399

     452,837         35,533      1,287,613          9,759        421,302          7,742        348,305         15,168
        (260)            (2)          (215)            --           (168)            --            (89)            --
      (6,536)           (20)       (26,030)            --         (6,734)        (1,565)       (11,724)          (752)

     (74,217)            --       (153,893)            --        (11,422)            --         (4,642)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,581,918        118,550      5,622,308         78,795      2,230,658        154,300      1,980,294        125,815
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,852,197        125,258      5,941,126         82,019      2,403,048        161,427      2,123,630        133,081

     125,258             --         82,019             --        161,427             --        133,081             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,977,455   $    125,258   $  6,023,145   $     82,019   $  2,564,475   $    161,427   $  2,256,711   $    133,081
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                    TEMPLETON                     TEMPLETON                     TEMPLETON
                                                DEVELOPING MARKETS                 FOREIGN                       GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -             SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES               CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,197)  $        (53)  $    (19,817)  $       (712)  $    (16,396)  $       (570)
  Realized gain (loss) ..................         1,288              3          1,012             21            683          4,759
  Change in unrealized gain (loss)
    on investments ......................       435,216          1,941        472,848         16,084        400,718         10,616
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       433,307          1,891        454,043         15,393        385,005         14,805
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,288,250          9,928      3,757,002        244,603      3,606,960        112,286
  Participant transfers from other
    funding options .....................       409,415          5,364        891,351            274        618,819         29,131
  Administrative charges ................          (163)            --           (174)            --           (308)            (1)
  Contract surrenders ...................        (1,690)            --        (44,621)            --        (23,370)            --
  Participant transfers to other
    funding options .....................       (18,013)            --        (79,242)            --        (33,808)          (149)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,677,799         15,292      4,524,316        244,877      4,168,293        141,267
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,111,106         17,183      4,978,359        260,270      4,553,298        156,072


NET ASSETS:
    Beginning of year ...................        17,183             --        260,270             --        156,072             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,128,289   $     17,183   $  5,238,629   $    260,270   $  4,709,370   $    156,072
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                               SALOMON BROTHERS
                                     SALOMON BROTHERS              SALOMON BROTHERS                VARIABLE
           EQUITY                  VARIABLE AGGRESSIVE           VARIABLE AGGRESSIVE               GROWTH &
      INDEX PORTFOLIO -               GROWTH FUND -                 GROWTH FUND -               INCOME FUND -
       CLASS II SHARES                CLASS I SHARES               CLASS II SHARES              CLASS I SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     33,181   $        922   $    (20,183)  $       (529)  $    (25,606)  $       (449)  $      1,322   $         52
       7,714          1,999          5,164              7         (1,491)             2            126              2

     412,757         23,020        197,341          9,518        195,249          7,702         60,173          3,580
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     453,652         25,941        182,322          8,996        168,152          7,255         61,621          3,634
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,588,711        256,915      2,456,429        130,437      2,520,714        177,040        990,657         55,075

   1,638,698          6,699        384,822         15,747        517,929            839         18,468         11,114
        (691)           (18)          (136)            (1)          (228)            --            (71)            --
     (16,885)            --           (375)            --        (40,322)        (1,566)        (6,364)            --

    (230,858)            --       (203,534)            --        (92,526)            --           (253)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,978,975        263,596      2,637,206        146,183      2,905,567        176,313      1,002,437         66,189
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   6,432,627        289,537      2,819,528        155,179      3,073,719        183,568      1,064,058         69,823

     289,537             --        155,179             --        183,568             --         69,823             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,722,164   $    289,537   $  2,974,707   $    155,179   $  3,257,287   $    183,568   $  1,133,881   $     69,823
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                    GLOBAL
                                                                                LIFE SCIENCES                     GLOBAL
                                               BALANCED PORTFOLIO -              PORTFOLIO -              TECHNOLOGY PORTFOLIO -
                                                  SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      2,329   $        104   $     (2,588)  $        (74)  $     (3,540)  $        (50)
  Realized gain (loss) ..................           102            315            (18)             2           (290)             2
  Change in unrealized gain (loss)
    on investments ......................        15,992          2,938         10,294          1,322         22,851            701
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        18,423          3,357          7,688          1,250         19,021            653
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       170,123         45,254        180,747         16,313        297,720          7,315
  Participant transfers from other
    funding options .....................        68,973          4,192          5,555             --         59,425          4,395
  Administrative charges ................           (58)            (3)           (33)            --            (41)            --
  Contract surrenders ...................            --             --         (2,031)            --           (726)            --
  Participant transfers to other
    funding options .....................          (252)            --            (76)            --         (6,624)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       238,786         49,443        184,162         16,313        349,754         11,710
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       257,209         52,800        191,850         17,563        368,775         12,363


NET ASSETS:
    Beginning of year ...................        52,800             --         17,563             --         12,363             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    310,009   $     52,800   $    209,413   $     17,563   $    381,138   $     12,363
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          WORLDWIDE                 LAZARD RETIREMENT
     GROWTH PORTFOLIO -                 SMALL CAP                    GROWTH AND                  MID-CAP VALUE
       SERVICE SHARES                   PORTFOLIO                 INCOME PORTFOLIO                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (652)  $       (139)  $    (14,663)  $       (266)  $      3,959   $        585   $    (14,552)  $        278
          40             11          1,274            115         33,491             25         56,465          1,240

       4,548          4,311        214,246          5,070        277,402         11,817        392,271          5,610
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       3,936          4,183        200,857          4,919        314,852         12,427        434,184          7,128
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      73,542         32,645      1,588,078         44,333      3,229,748        171,427      3,628,622        114,623

      21,299          1,063        346,120         28,343        647,808         26,243        580,435         13,956
         (23)            --            (93)            --           (149)            --           (106)            --
        (393)            --         (3,618)            --         (5,918)          (332)         9,484             --

        (439)            --        (44,468)            --        (62,099)            --        (83,712)            (6)
          --             --         (3,723)            --             --             --         (4,064)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      93,986         33,708      1,882,296         72,676      3,809,390        197,338      4,130,659        128,573
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      97,922         37,891      2,083,153         77,595      4,124,242        209,765      4,564,843        135,701

      37,891             --         77,595             --        209,765             --        135,701             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    135,813   $     37,891   $  2,160,748   $     77,595   $  4,334,007   $    209,765   $  4,700,544   $    135,701
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                  MERRILL LYNCH                 MERRILL LYNCH                  OPPENHEIMER
                                                GLOBAL ALLOCATION            VALUE OPPORTUNITIES          CAPITAL APPRECIATION
                                                   V.I. FUND -                   V.I. FUND -                    FUND/VA -
                                                    CLASS III                     CLASS III                  SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     36,783   $         --   $     (8,906)  $         --   $    (17,129)  $       (172)
  Realized gain (loss) ..................            20             --        466,459             --            (46)             1
  Change in unrealized gain (loss)
    on investments ......................        24,537             --       (313,747)            --        142,506          4,860
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        61,340             --        143,806             --        125,331          4,689
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,079,809             --      1,398,825             --      1,864,855        181,299
  Participant transfers from other
    funding options .....................       196,624             --        259,050             --        431,759             --
  Administrative charges ................           (15)            --            (43)            --            (85)            --
  Contract surrenders ...................          (244)            --           (225)            --         (5,867)            --
  Participant transfers to other
    funding options .....................          (140)            --        (40,401)            --         (6,680)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,276,034             --      1,617,206             --      2,283,982        181,299
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,337,374             --      1,761,012             --      2,409,313        185,988


NET ASSETS:
    Beginning of year ...................            --             --             --             --        185,988             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,337,374   $         --   $  1,761,012   $         --   $  2,595,301   $    185,988
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         OPPENHEIMER                   OPPENHEIMER                  REAL RETURN                   TOTAL RETURN
      GLOBAL SECURITIES                MAIN STREET                  PORTFOLIO -                   PORTFOLIO -
          FUND/VA -                     FUND/VA -                  ADMINISTRATIVE                ADMINISTRATIVE
       SERVICE SHARES                 SERVICE SHARES                   CLASS                         CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (20,523)  $       (327)  $     (7,294)  $         --   $    (14,046)  $       (549)  $      4,130   $        606
        (411)           132            234             --        134,060          5,499        114,362          4,779

     474,084          9,573         98,382             --         41,727         (1,232)        14,357          2,067
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     453,150          9,378         91,322             --        161,741          3,718        132,849          7,452
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,784,019        163,589      1,379,511             --      3,379,975        354,191      6,750,081        540,390

     650,662          9,609         73,650             --        933,725          2,600      1,529,819        109,468
        (161)            --            (11)            --           (233)            (2)          (442)            (4)
     (48,972)        (3,139)        (3,092)            --         29,479             --          2,502           (691)

     (41,094)           (13)        (1,431)            --       (174,238)       (14,523)      (160,250)          (290)
          --             --             --             --         (9,927)            --        (16,480)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,344,454        170,046      1,448,627             --      4,158,781        342,266      8,105,230        648,873
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,797,604        179,424      1,539,949             --      4,320,522        345,984      8,238,079        656,325

     179,424             --             --             --        345,984             --        656,325             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,977,028   $    179,424   $  1,539,949   $         --   $  4,666,506   $    345,984   $  8,894,404   $    656,325
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     PIONEER                       PIONEER                        PIONEER
                                                  AMERICA INCOME                 BALANCED VCT                EMERGING MARKETS
                                                 VCT PORTFOLIO -                 PORTFOLIO -                  VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     37,766   $        118   $     10,848   $        479   $    (13,418)  $       (151)
  Realized gain (loss) ..................            38             --          1,893             --         (1,492)           285
  Change in unrealized gain (loss)
    on investments ......................       (11,779)            (8)        51,435          1,657        364,118          5,859
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        26,025            110         64,176          2,136        349,208          5,993
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,838,974         94,049      1,402,395        105,495      1,957,250         82,612
  Participant transfers from other
    funding options .....................     1,044,822             --      1,220,274             --        395,184            178
  Administrative charges ................          (206)            --            (78)            --           (190)            --
  Contract surrenders ...................       (29,438)            --        (28,529)            --         (7,646)        (1,568)
  Participant transfers to other
    funding options .....................      (244,042)            --       (135,819)            --        (48,480)        (4,785)
  Other payments to participants ........            --             --             42             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,610,110         94,049      2,458,285        105,495      2,296,118         76,437
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,636,135         94,159      2,522,461        107,631      2,645,326         82,430


NET ASSETS:
    Beginning of year ...................        94,159             --        107,631             --         82,430             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,730,294   $     94,159   $  2,630,092   $    107,631   $  2,727,756   $     82,430
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER                       PIONEER                       PIONEER                       PIONEER
        EQUITY INCOME                   EUROPE VCT                     FUND VCT                   GROWTH SHARES
       VCT PORTFOLIO -                 PORTFOLIO -                   PORTFOLIO -                 VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     16,399   $        235   $     (1,617)  $       (132)  $    (15,410)  $       (108)  $     (7,111)  $       (279)
       2,030              4            495              7          1,845             59           (318)            (1)

     261,058          6,538         35,044          3,428        353,693         20,004         86,739          2,031
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     279,487          6,777         33,922          3,303        340,128         19,955         79,310          1,751
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,174,339        110,033        176,865         21,105      3,711,277        392,287        675,144         86,452

     655,643          4,339         94,326             --        364,347          3,913        156,402             --
        (191)            --             (9)            --           (344)            (1)           (57)            --
     (29,672)            --            (53)            --        (48,886)            --        (21,255)            --

     (60,923)            --         (3,319)            --       (174,845)        (9,455)       (15,855)            --
          75             --             --             --             --             --             89             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,739,271        114,372        267,810         21,105      3,851,549        386,744        794,468         86,452
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,018,758        121,149        301,732         24,408      4,191,677        406,699        873,778         88,203

     121,149             --         24,408             --        406,699             --         88,203             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,139,907   $    121,149   $    326,140   $     24,408   $  4,598,376   $    406,699   $    961,981   $     88,203
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                    PIONEER                       PIONEER
                                                     PIONEER                     INTERNATIONAL                    MID CAP
                                                    HIGH YIELD                     VALUE VCT                     VALUE VCT
                                                 VCT PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    101,536   $      2,584   $     (3,610)  $        (71)  $    (24,722)  $       (461)
  Realized gain (loss) ..................       (20,055)           122          2,104              2         15,024          1,154
  Change in unrealized gain (loss)
    on investments ......................       151,422         10,477         75,743          1,876        388,014          9,857
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       232,903         13,183         74,237          1,807        378,316         10,550
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     5,664,461        379,078        542,715         19,020      3,452,342        304,317
  Participant transfers from other
    funding options .....................     2,303,017            233        140,328             --        435,792             --
  Administrative charges ................          (407)            --            (30)            --           (201)            --
  Contract surrenders ...................      (130,782)        (2,007)        (7,081)            --        (48,789)        (1,950)
  Participant transfers to other
    funding options .....................      (764,960)        (8,479)       (18,413)            --       (376,716)       (41,872)
  Other payments to participants ........            --             --           (119)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,071,329        368,825        657,400         19,020      3,462,428        260,495
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,304,232        382,008        731,637         20,827      3,840,744        271,045


NET ASSETS:
    Beginning of year ...................       382,008             --         20,827             --        271,045             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,686,240   $    382,008   $    752,464   $     20,827   $  4,111,789   $    271,045
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER
          OAK RIDGE                                                  PIONEER PAPP                   PIONEER
          LARGE CAP                    PIONEER PAPP                SMALL & MID CAP                REAL ESTATE
         GROWTH VCT                  AMERICA-PACIFIC                  GROWTH VCT                   SHARES VCT
         PORTFOLIO -                  RIM FUND VCT -                 PORTFOLIO -                  PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (7,764)  $         --   $     (2,934)  $         --   $     (5,540)  $         --   $     25,119   $      1,212
          15             --             44             --        (12,046)            --            849             28

     106,062             --         26,619             --         43,683             --        388,821          6,384
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      98,313             --         23,729             --         26,097             --        414,789          7,624
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,254,120             --        430,911             --        774,225             --      2,009,399        118,182

     244,564             --         20,193             --        304,189             --        685,095          1,236
         (15)            --             (8)            --            (11)            --           (151)            (1)
      (6,055)            --            (78)            --         (1,074)            --         (9,210)        (1,557)

      (1,731)            --             --             --       (253,806)            --        (88,489)          (320)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,490,883             --        451,018             --        823,523             --      2,596,644        117,540
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,589,196             --        474,747             --        849,620             --      3,011,433        125,164

          --             --             --             --             --             --        125,164             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,589,196   $         --   $    474,747   $         --   $    849,620   $         --   $  3,136,597   $    125,164
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     PIONEER
                                                    SMALL CAP                      PIONEER                       PIONEER
                                                      VALUE                     SMALL COMPANY               STRATEGIC INCOME
                                                 VCT PORTFOLIO -               VCT PORTFOLIO -               VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (16,447)  $       (412)  $     (3,024)  $        (26)  $    124,788   $      5,689
  Realized gain (loss) ..................         2,134             98         (1,775)            51         34,616            184
  Change in unrealized gain (loss)
    on investments ......................       241,290         10,449         29,030            534        241,095         19,489
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       226,977         10,135         24,231            559        400,499         25,362
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,658,973        238,593        289,230         19,063      6,808,808        584,879
  Participant transfers from other
    funding options .....................       221,037             --         28,811          2,479      1,292,818          1,990
  Administrative charges ................          (101)            --            (33)            (1)          (444)            (5)
  Contract surrenders ...................       (24,996)        (1,565)       (20,163)        (1,567)      (166,554)       (10,122)
  Participant transfers to other
    funding options .....................       (14,229)          (553)       (15,819)            --       (709,550)        (1,262)
  Other payments to participants ........            --             --             --             --            (12)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,840,684        236,475        282,026         19,974      7,225,066        575,480
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,067,661        246,610        306,257         20,533      7,625,565        600,842


NET ASSETS:
    Beginning of year ...................       246,610             --         20,533             --        600,842             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,314,271   $    246,610   $    326,790   $     20,533   $  8,226,407   $    600,842
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER                      PUTNAM VT                    PUTNAM VT
          VALUE VCT                   INTERNATIONAL                  SMALL CAP
         PORTFOLIO -                  EQUITY FUND -                 VALUE FUND -                 ALL CAP FUND -
       CLASS II SHARES               CLASS IB SHARES              CLASS IB SHARES                   CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (23,283)  $       (186)  $     (1,184)  $       (214)  $    (29,307)  $       (709)  $     (9,540)  $       (427)
       1,011              3            801             26          1,543          2,222            753          1,875

     245,787          3,772         51,982          6,702        645,382         15,325        167,711         18,220
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     223,515          3,589         51,599          6,514        617,618         16,838        158,924         19,668
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,720,873         86,769        323,960         86,030      3,833,687        133,559      1,922,777        157,146

     303,891            179         34,919          2,238      1,626,229         18,705        375,837         66,696
        (208)            --            (38)            --           (161)            --           (175)            (3)
     (13,594)            --         (3,099)            --        (22,568)          (120)        (3,103)            --

      (4,458)            --        (16,020)          (281)       (64,901)           (19)       (53,387)            --
          --             --         (3,961)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,006,504         86,948        335,761         87,987      5,372,286        152,125      2,241,949        223,839
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,230,019         90,537        387,360         94,501      5,989,904        168,963      2,400,873        243,507

      90,537             --         94,501             --        168,963             --        243,507             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,320,556   $     90,537   $    481,861   $     94,501   $  6,158,867   $    168,963   $  2,644,380   $    243,507
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                  LARGE CAP                     SMALL CAP
                                                 INVESTORS FUND -               GROWTH FUND -                 GROWTH FUND -
                                                     CLASS I                       CLASS I                       CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     11,507   $        574   $    (11,000)  $       (428)  $    (19,068)  $     (1,315)
  Realized gain (loss) ..................           664              9         (2,618)            21          1,307            168
  Change in unrealized gain (loss)
    on investments ......................        88,928          5,365         65,226          8,416        308,022         32,294
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       101,099          5,948         51,608          8,009        290,261         31,147
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,346,031         23,920      1,217,807         86,767      1,601,183        220,471
  Participant transfers from other
    funding options .....................       217,093         39,920        362,248         45,045        419,468         22,803
  Administrative charges ................          (119)            --           (122)            (1)          (142)            --
  Contract surrenders ...................        22,858            (41)       (16,617)          (745)         5,366           (753)
  Participant transfers to other
    funding options .....................       (13,515)            --        (31,410)            --        (68,001)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,572,348         63,799      1,531,906        131,066      1,957,874        242,521
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,673,447         69,747      1,583,514        139,075      2,248,135        273,668


NET ASSETS:
    Beginning of year ...................        69,747             --        139,075             --        273,668             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,743,194   $     69,747   $  1,722,589   $    139,075   $  2,521,803   $    273,668
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                         SCUDDER
                                       REAL ESTATE
                                        SECURITIES                  21ST CENTURY                CAPITAL GROWTH
        TOTAL RETURN                   PORTFOLIO -               GROWTH PORTFOLIO -              PORTFOLIO -
       FUND - CLASS II                   CLASS B                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     11,224   $         --   $    (21,177)  $       (826)  $     (4,287)  $        (61)  $     (8,804)  $        (56)
      23,024          1,037         18,408             33           (797)            (1)           126              1

      21,249          1,542        496,476         15,037         26,358            (22)        49,123          1,229
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      55,497          2,579        493,707         14,244         21,274            (84)        40,445          1,174
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,099,445         42,440      2,155,844        201,867        234,252         61,665        749,107         68,787

     140,954         44,228        422,512         36,242         93,749             --         69,110          3,973
         (51)            (1)           (95)            (1)           (12)            --            (44)            --
      (8,344)            --        (92,124)          (108)        (2,263)           (62)        (3,528)            --

     (43,786)            (1)      (127,447)          (144)       (55,608)            --           (182)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,188,218         86,666      2,358,690        237,856        270,118         61,603        814,463         72,760
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,243,715         89,245      2,852,397        252,100        291,392         61,519        854,908         73,934

      89,245             --        252,100             --         61,519             --         73,934             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,332,960   $     89,245   $  3,104,497   $    252,100   $    352,911   $     61,519   $    928,842   $     73,934
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                   GROWTH AND
                                                 GLOBAL DISCOVERY                    INCOME                   HEALTH SCIENCES
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (10,039)  $       (322)  $    (18,817)  $       (436)  $    (12,849)  $       (414)
  Realized gain (loss) ..................         8,811             56         (3,217)            11           (625)            10
  Change in unrealized gain (loss)
    on investments ......................       185,972          7,460        188,555          7,302        101,823          6,759
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       184,744          7,194        166,521          6,877         88,349          6,355
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       945,530         71,179      2,619,189        103,819      1,074,367         99,685
  Participant transfers from other
    funding options .....................       253,214          1,600        299,276          4,629        254,948          8,896
  Administrative charges ................           (46)            --            (62)            (1)           (48)            --
  Contract surrenders ...................        (3,477)            --         (8,748)            --         (4,294)            --
  Participant transfers to other
    funding options .....................      (233,250)        (1,285)      (138,872)            --        (49,919)        (1,806)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       961,971         71,494      2,770,783        108,447      1,275,054        106,775
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,146,715         78,688      2,937,304        115,324      1,363,403        113,130


NET ASSETS:
    Beginning of year ...................        78,688             --        115,324             --        113,130             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,225,403   $     78,688   $  3,052,628   $    115,324   $  1,476,533   $    113,130
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                    SCUDDER
                                         SCUDDER                       SCUDDER                    CONSERVATIVE
        INTERNATIONAL               AGGRESSIVE GROWTH                 BLUE CHIP                 INCOME STRATEGY
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                       CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (13,297)  $       (273)  $     (4,448)  $         (1)  $    (23,995)  $       (240)  $     (2,043)  $         --
       1,213             17            (84)            --         (1,941)             6            194             --

     216,653          6,839         28,062            (28)       259,559          5,180         13,416             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     204,569          6,583         23,530            (29)       233,623          4,946         11,567             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,528,568         46,202        342,253         19,372      2,312,301        107,998        895,442             --

      69,627          9,677        102,932             --        460,694         17,803         17,705             --
         (88)            (1)           (24)            --           (111)            --             --             --
      (5,514)           (64)        (1,409)            --        (13,679)            --        (10,181)            --

     (71,407)            --           (574)            --       (117,487)            --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,521,186         55,814        443,178         19,372      2,641,718        125,801        902,966             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,725,755         62,397        466,708         19,343      2,875,341        130,747        914,533             --

      62,397             --         19,343             --        130,747             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,788,152   $     62,397   $    486,051   $     19,343   $  3,006,088   $    130,747   $    914,533   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                                  SCUDDER
                                                     SCUDDER                     SCUDDER GLOBAL               GROWTH & INCOME
                                                   FIXED INCOME                    BLUE CHIP                     STRATEGY
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (36,692)  $     (1,268)  $    (11,748)  $       (276)  $    (14,619)  $         --
  Realized gain (loss) ..................        12,629             19          2,015              3            336             --
  Change in unrealized gain (loss)
    on investments ......................       125,103          4,314        169,272          7,312        183,210             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       101,040          3,065        159,539          7,039        168,927             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,813,733        159,388      1,126,553        118,575      4,006,736             --
  Participant transfers from other
    funding options .....................       324,448         24,684        143,238          2,500        226,375             --
  Administrative charges ................          (185)            (3)           (53)            --             --             --
  Contract surrenders ...................       (23,101)          (700)        (7,954)            --         (3,824)            --
  Participant transfers to other
    funding options .....................      (243,005)           (66)       (17,898)            --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,871,890        183,303      1,243,886        121,075      4,229,287             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,972,930        186,368      1,403,425        128,114      4,398,214             --


NET ASSETS:
    Beginning of year ...................       186,368             --        128,114             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,159,298   $    186,368   $  1,531,539   $    128,114   $  4,398,214   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                    SCUDDER
                                                                      SCUDDER                   INCOME & GROWTH
           SCUDDER                    SCUDDER GROWTH                HIGH INCOME                     STRATEGY
     GROWTH PORTFOLIO -            STRATEGY PORTFOLIO -             PORTFOLIO -                   PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (10,283)  $       (123)  $    (14,614)  $         --   $       (635)  $     (1,193)  $     (8,012)  $         --
        (112)             2          2,194             --          1,083             94            405             --

      54,745          1,346        221,264             --        181,818         13,564         72,932             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      44,350          1,225        208,844             --        182,266         12,465         65,325             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,086,169         60,909      3,878,801             --      2,746,742        156,452      1,401,937             --

     121,403         10,098        808,789             --        310,225         34,627        975,182             --
         (39)            --             --             --           (101)            (2)            --             --
      (5,046)            --        (44,049)            --         (7,472)           (84)       (11,209)            --

     (26,449)            --           (762)            --       (160,050)        (1,088)            --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,176,038         71,007      4,642,779             --      2,889,344        189,905      2,365,910             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,220,388         72,232      4,851,623             --      3,071,610        202,370      2,431,235             --

      72,232             --             --             --        202,370             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,292,620   $     72,232   $  4,851,623   $         --   $  3,273,980   $    202,370   $  2,431,235   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SCUDDER                       SCUDDER
                                                  INTERNATIONAL                    MERCURY                       SCUDDER
                                                  SELECT EQUITY                 LARGE CAP CORE                MONEY MARKET
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,840)  $       (219)  $         --   $         --   $    (19,529)  $       (568)
  Realized gain (loss) ..................        (2,080)             6             --             --             --             --
  Change in unrealized gain (loss)
    on investments ......................       251,172          6,320             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       233,252          6,107             --             --        (19,529)          (568)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,844,985         74,394         56,222             --      6,880,108        432,663
  Participant transfers from other
    funding options .....................       154,969          1,348          1,410             --        156,021             --
  Administrative charges ................           (51)            --             --             --           (222)            (2)
  Contract surrenders ...................        (4,541)            --             --             --        (17,498)            --
  Participant transfers to other
    funding options .....................      (118,151)           (73)            --             --     (4,975,786)      (144,544)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,877,211         75,669         57,632             --      2,042,623        288,117
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,110,463         81,776         57,632             --      2,023,094        287,549


NET ASSETS:
    Beginning of year ...................        81,776             --             --             --        287,549             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,192,239   $     81,776   $     57,632   $         --   $  2,310,643   $    287,549
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           SCUDDER                                                                                  SCUDDER
          SMALL CAP                      SCUDDER                      SCUDDER                      TEMPLETON
           GROWTH                    STRATEGIC INCOME                TECHNOLOGY                  FOREIGN VALUE
         PORTFOLIO -                   PORTFOLIO -               GROWTH PORTFOLIO -               PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (10,925)  $       (212)  $    (24,503)  $     (1,677)  $    (11,439)  $       (454)  $        (86)  $         --
        (594)             2         13,768             26        (11,833)             4              1             --

     108,422          1,792        175,317          7,832         41,350          6,048          1,867             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      96,903          1,582        164,582          6,181         18,078          5,598          1,782             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     846,492         81,940      1,886,097        202,292        789,888        132,679        102,038             --

     187,578         14,936        347,968         54,987        186,962            800             --             --
         (69)            --            (97)            (2)           (57)            --             --             --
      (4,927)            --         (7,788)           (62)       (68,346)            --             --             --

     (39,795)            --        (48,822)            --        (89,560)          (151)            --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     989,279         96,876      2,177,358        257,215        818,887        133,328        102,038             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,086,182         98,458      2,341,940        263,396        836,965        138,926        103,820             --

      98,458             --        263,396             --        138,926             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,184,640   $     98,458   $  2,605,336   $    263,396   $    975,891   $    138,926   $    103,820   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                      SCUDDER                      SVS DAVIS                    SVS DREMAN
                                                    TOTAL RETURN                 VENTURE VALUE              FINANCIAL SERVICES
                                                    PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (14,509)  $       (172)  $    (41,215)  $       (708)  $    (10,634)  $       (118)
  Realized gain (loss) ..................        (3,424)             3          3,324             67            304              2
  Change in unrealized gain (loss)
    on investments ......................       111,133          1,551        372,152         15,147        105,112          2,327
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        93,200          1,382        334,261         14,506         94,782          2,211
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,248,691          9,415      4,025,029        180,670      1,251,779         65,844
  Participant transfers from other
    funding options .....................       416,544         31,929        699,306         19,624         92,101          7,189
  Administrative charges ................           (54)            --           (155)            --            (61)            --
  Contract surrenders ...................       (12,487)            --        (12,799)          (128)        (3,283)           (63)
  Participant transfers to other
    funding options .....................      (166,156)            --        (79,715)        (1,091)       (10,913)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,486,538         41,344      4,631,666        199,075      1,329,623         72,970
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,579,738         42,726      4,965,927        213,581      1,424,405         75,181


NET ASSETS:
    Beginning of year ...................        42,726             --        213,581             --         75,181             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,622,464   $     42,726   $  5,179,508   $    213,581   $  1,499,586   $     75,181
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         SVS DREMAN                                                  SVS EAGLE
         HIGH RETURN                    SVS DREMAN                    FOCUSED                     SVS FOCUS
           EQUITY                    SMALL CAP VALUE              LARGE CAP GROWTH              VALUE & GROWTH
         PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (34,203)  $       (888)  $    (28,057)  $       (824)  $    (12,901)  $       (285)  $     (5,907)  $        (93)
       3,930            110         14,027             27         (1,695)             6            118              2

     480,408         19,568        460,948         21,911         71,165          6,397         56,157          2,459
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     450,135         18,790        446,918         21,114         56,569          6,118         50,368          2,368
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,053,038        176,917      2,856,741        224,544      1,049,856        107,652        312,106         44,601

     338,173         17,581        449,557          4,795        105,278          2,762        161,631             --
        (159)            (2)          (108)            (1)           (69)            (1)           (25)            --
     (14,033)           (63)      (139,528)          (108)        (5,419)            --           (870)            --

    (198,485)        (1,283)       (64,055)          (332)       (46,581)          (279)        (1,482)           (66)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,178,534        193,150      3,102,607        228,898      1,103,065        110,134        471,360         44,535
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,628,669        211,940      3,549,525        250,012      1,159,634        116,252        521,728         46,903

     211,940             --        250,012             --        116,252             --         46,903             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,840,609   $    211,940   $  3,799,537   $    250,012   $  1,275,886   $    116,252   $    568,631   $     46,903
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SCUDDER
                                                   GOVERNMENT &                    SCUDDER
                                                AGENCY SECURITIES              LARGE CAP VALUE                SVS INDEX 500
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (5,703)  $       (541)  $    (18,725)  $       (546)  $    (31,523)  $     (1,381)
  Realized gain (loss) ..................         1,835             35          3,149             75         (1,611)            55
  Change in unrealized gain (loss)
    on investments ......................        16,330          1,794        164,171         12,205        276,785         21,385
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        12,462          1,288        148,595         11,734        243,651         20,059
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,053,991        177,317      1,842,305        117,860      2,676,894        186,015
  Participant transfers from other
    funding options .....................       123,863         13,579        326,195         13,805        545,820         54,068
  Administrative charges ................           (25)            --           (100)            --            (75)            --
  Contract surrenders ...................        (5,214)          (575)        (8,207)            --         (4,112)          (212)
  Participant transfers to other
    funding options .....................      (131,848)       (10,667)      (159,869)        (1,223)       (96,946)        (1,070)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,040,767        179,654      2,000,324        130,442      3,121,581        238,801
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,053,229        180,942      2,148,919        142,176      3,365,232        258,860


NET ASSETS:
    Beginning of year ...................       180,942             --        142,176             --        258,860             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,234,171   $    180,942   $  2,291,095   $    142,176   $  3,624,092   $    258,860
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                        SVS JANUS                     SVS JANUS
         SVS INVESCO                    GROWTH AND                      GROWTH                      SVS MFS
       DYNAMIC GROWTH                     INCOME                    OPPORTUNITIES               STRATEGIC VALUE
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                       CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,713)  $       (796)  $    (15,546)  $     (1,031)  $     (2,183)  $        (17)  $    (17,990)  $       (162)
      11,804             52          4,678             20            545             --         (1,879)             3

       4,376         11,326        138,680         15,670         35,350            268        222,278          3,052
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      13,467         10,582        127,812         14,659         33,712            251        202,409          2,893
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      74,088        128,206      1,091,296        203,929        280,096          6,374      1,636,212         96,040

      10,988             --        212,241         10,299            112             --        404,828             --
         (19)            (1)           (65)            (1)            (8)            --            (64)            (1)
    (104,664)            --       (142,986)          (126)        (2,805)            --        (10,471)            --

      (2,585)          (562)      (134,461)           (15)        (7,774)            --       (304,868)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (22,192)       127,643      1,026,025        214,086        269,621          6,374      1,725,637         96,039
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (8,725)       138,225      1,153,837        228,745        303,333          6,625      1,928,046         98,932

     138,225             --        228,745             --          6,625             --         98,932             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    129,500   $    138,225   $  1,382,582   $    228,745   $    309,958   $      6,625   $  2,026,978   $     98,932
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SVS OAK                      SVS TURNER                 ALGER AMERICAN
                                                 STRATEGIC EQUITY               MID CAP GROWTH                  BALANCED
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                   CLASS S SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (10,222)  $       (888)  $    (12,101)  $       (499)  $    (19,093)  $       (780)
  Realized gain (loss) ..................        (1,060)           343            174            229          2,258              6
  Change in unrealized gain (loss)
    on investments ......................        47,555         14,234        127,646          8,376        156,702          8,344
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        36,273         13,689        115,719          8,106        139,867          7,570
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       725,330        129,573      1,147,745        104,259      2,572,149        284,486
  Participant transfers from other
    funding options .....................        88,625             --        133,181          1,200        170,163          6,421
  Administrative charges ................           (81)            (3)           (64)            (1)          (143)            (1)
  Contract surrenders ...................        (1,781)            --         (2,368)            --        (10,716)          (125)
  Participant transfers to other
    funding options .....................       (33,679)        (2,639)       (54,335)        (2,117)      (161,348)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       778,414        126,931      1,224,159        103,341      2,570,105        290,781
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       814,687        140,620      1,339,878        111,447      2,709,972        298,351


NET ASSETS:
    Beginning of year ...................       140,620             --        111,447             --        298,351             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    955,307   $    140,620   $  1,451,325   $    111,447   $  3,008,323   $    298,351
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

       ALGER AMERICAN
      LEVERAGED ALLCAP                CONVERTIBLE                   DISCIPLINED
         PORTFOLIO -                   SECURITIES                  MID CAP STOCK                 EQUITY INCOME
       CLASS S SHARES                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,266)  $       (225)  $     26,293   $      6,281   $    (14,778)  $        (21)  $     18,595   $        780
      (8,160)            --          1,585             20         72,408              9        140,823             22

      50,904          2,356         37,687          6,863        210,494          5,411        162,959          6,854
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      37,478          2,131         65,565         13,164        268,124          5,399        322,377          7,656
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     501,999         87,791      1,382,758         60,149      2,151,967         91,690      3,767,648        135,142

      85,114          2,610        504,236        201,707        186,986          9,145        353,841             --
         (42)            --           (108)            --           (152)            --           (243)            --
      (1,982)            --         11,995             --             --             --        (16,964)          (745)

    (118,845)           (98)       (49,668)            --         (9,396)            --        (30,420)        (1,096)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     466,244         90,303      1,849,213        261,856      2,329,405        100,835      4,073,862        133,301
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     503,722         92,434      1,914,778        275,020      2,597,529        106,234      4,396,239        140,957

      92,434             --        275,020             --        106,234             --        140,957             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    596,156   $     92,434   $  2,189,798   $    275,020   $  2,703,763   $    106,234   $  4,537,196   $    140,957
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     FEDERATED
                                                     HIGH YIELD                FEDERATED STOCK                  LARGE CAP
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    180,563   $     21,638   $      2,375   $        320   $      1,652   $          2
  Realized gain (loss) ..................         2,791             29         (1,447)             9           (833)            --
  Change in unrealized gain (loss)
    on investments ......................       (48,938)       (12,269)        27,602          3,856         69,474            389
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       134,416          9,398         28,530          4,185         70,293            391
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,091,600        335,999        452,503             --      1,054,524          9,893
  Participant transfers from other
    funding options .....................       392,168          1,977         15,203         35,830        145,548             --
  Administrative charges ................          (131)            --            (39)            --            (53)            --
  Contract surrenders ...................       (12,641)          (266)            --             --           (986)            --
  Participant transfers to other
    funding options .....................       (33,770)           (41)       (66,757)            --         (4,931)            --
  Other payments to participants ........        (3,889)            --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,433,337        337,669        400,910         35,830      1,194,102          9,893
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,567,753        347,067        429,440         40,015      1,264,395         10,284


NET ASSETS:
    Beginning of year ...................       347,067             --         40,015             --         10,284             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,914,820   $    347,067   $    469,455   $     40,015   $  1,274,679   $     10,284
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          LAZARD                      MERRILL LYNCH                     MFS                           MFS
    INTERNATIONAL STOCK               LARGE CAP CORE              EMERGING GROWTH                MID CAP GROWTH
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     13,657   $        809   $      1,630   $         77   $     (9,149)  $        (65)  $    (11,535)  $       (614)
       1,423             55            225              6           (253)             1            400             34

     101,984          4,992         69,184          1,466        106,494          1,364        127,263          6,664
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     117,064          5,856         71,039          1,549         97,092          1,300        116,128          6,084
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,310,621         62,244      1,229,807         35,541        934,028         35,726      1,287,874        115,287

     104,303             --         15,113             55        145,827         13,210        154,615         27,899
         (45)            --            (19)            (2)           (33)            --            (80)            --
      (2,652)            --         (3,823)            --         (3,221)            --          1,446           (735)

     (19,748)          (561)        (3,562)           (76)       (34,950)            --        (29,342)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,392,479         61,683      1,237,516         35,518      1,041,651         48,936      1,414,513        142,451
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,509,543         67,539      1,308,555         37,067      1,138,743         50,236      1,530,641        148,535

      67,539             --         37,067             --         50,236             --        148,535             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,577,082   $     67,539   $  1,345,622   $     37,067   $  1,188,979   $     50,236   $  1,679,176   $    148,535
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                        MFS                      PIONEER FUND                SOCIAL AWARENESS
                                                  VALUE PORTFOLIO                 PORTFOLIO                   STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     10,316   $         --   $      1,243   $         48   $        282   $         --
  Realized gain (loss) ..................        13,777             --          1,814             28             37             --
  Change in unrealized gain (loss)
    on investments ......................        62,625             --         24,871            408         24,557             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        86,718             --         27,928            484         24,876             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,076,464             --        284,906          7,904        245,922             --
  Participant transfers from other
    funding options .....................       333,310             --         51,886          4,292          7,725             --
  Administrative charges ................           (11)            --            (19)            (2)            (7)            --
  Contract surrenders ...................            --             --         (2,518)            --             --             --
  Participant transfers to other
    funding options .....................        (1,382)            --           (751)            --            (57)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,408,381             --        333,504         12,194        253,583             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,495,099             --        361,432         12,678        278,459             --


NET ASSETS:
    Beginning of year ...................            --             --         12,678             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,495,099   $         --   $    374,110   $     12,678   $    278,459   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          TRAVELERS                  U.S. GOVERNMENT                 AIM CAPITAL                      MFS
        QUALITY BOND                    SECURITIES                   APPRECIATION                 TOTAL RETURN
          PORTFOLIO                     PORTFOLIO                     PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    176,868   $     12,123   $     60,941   $         --   $     (5,955)  $       (137)  $    216,667   $      8,373
         272          2,088            281             --            159             13        320,164             47

    (131,625)       (11,111)       (47,079)            --         79,714          2,198        208,909         17,051
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      45,515          3,100         14,143             --         73,918          2,074        745,740         25,471
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,803,584        659,322      1,113,689             --        865,838         48,064      9,834,215        535,487

     754,463         28,488        524,586             --        197,560          3,302      1,507,274         25,466
        (282)           (18)           (10)            --            (58)            --           (796)            (3)
     (19,505)          (784)        (1,633)            --         (8,856)          (745)       (65,034)            --

    (131,341)      (384,693)       (10,207)            --         (1,499)            --       (237,163)       (32,666)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,406,919        302,315      1,626,425             --      1,052,985         50,621     11,038,496        528,284
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,452,434        305,415      1,640,568             --      1,126,903         52,695     11,784,236        553,755

     305,415             --             --             --         52,695             --        553,755             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,757,849   $    305,415   $  1,640,568   $         --   $  1,179,598   $     52,695   $ 12,337,991   $    553,755
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                      SB
                                                     PIONEER                   ADJUSTABLE RATE
                                                 STRATEGIC INCOME             INCOME PORTFOLIO -             STRATEGIC EQUITY
                                                    PORTFOLIO                   CLASS I SHARES                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    136,287   $         --   $      4,674   $         48   $      2,705   $       (267)
  Realized gain (loss) ..................           523             --          3,582             --         (2,111)            37
  Change in unrealized gain (loss)
    on investments ......................       (69,048)            --        (11,708)           (37)        16,348          4,628
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        67,762             --         (3,452)            11         16,942          4,398
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,704,476             --      1,886,321         21,712        433,526         62,585
  Participant transfers from other
    funding options .....................       517,041             --        656,486          2,704         25,854             --
  Administrative charges ................           (16)            --            (32)            --            (31)            --
  Contract surrenders ...................        (1,667)            --         (6,664)           (39)        (5,108)          (912)
  Participant transfers to other
    funding options .....................       (24,159)            --     (1,041,989)           (52)       (88,987)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,195,675             --      1,494,122         24,325        365,254         61,673
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,263,437             --      1,490,670         24,336        382,196         66,071


NET ASSETS:
    Beginning of year ...................            --             --         24,336             --         66,071             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,263,437   $         --   $  1,515,006   $     24,336   $    448,267   $     66,071
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                     DYNAMIC
          COMSTOCK                      ENTERPRISE                   CONTRAFUND(R)            CAPITAL APPRECIATION
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               SERVICE CLASS 2               SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (24,799)  $       (803)  $     (1,643)  $        (80)  $    (31,410)  $       (443)  $     (4,321)  $       (993)
       1,340             48             90             19          1,984             43            127             42

     384,691         18,623         10,160          1,393        452,645          7,751         18,885         13,726
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     361,232         17,868          8,607          1,332        423,219          7,351         14,691         12,775
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,655,238        235,544         68,111         23,461      4,075,053         95,350        260,646        123,679

     717,279         35,457         52,313             --      1,094,240         18,463         43,014             --
        (159)            (2)            (7)            --           (228)            (2)           (19)            --
     (10,989)            --           (939)            --         (1,422)            --             --             --

     (67,187)          (523)          (969)          (212)       (53,854)            --         (1,136)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,294,182        270,476        118,509         23,249      5,113,789        113,811        302,505        123,679
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,655,414        288,344        127,116         24,581      5,537,008        121,162        317,196        136,454

     288,344             --         24,581             --        121,162             --        136,454             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,943,758   $    288,344   $    151,697   $     24,581   $  5,658,170   $    121,162   $    453,650   $    136,454
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                    COMBINED
                                           -----------------------------   ----------------------------
                                                 2004            2003            2004            2003
                                                 ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) ..........  $     (48,291)  $        (682)  $     (63,283)  $      27,662
  Realized gain (loss) ..................          5,135           1,936       1,680,049          33,784
  Change in unrealized gain (loss)
    on investments ......................      1,091,375          14,667      22,751,634         823,193
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........      1,048,219          15,921      24,368,400         884,639
                                           -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      5,939,970         137,030     300,383,281      16,465,802
  Participant transfers from other
    funding options .....................      1,082,959          37,480      59,529,060       1,763,776
  Administrative charges ................           (310)             --         (16,551)           (111)
  Contract surrenders ...................        (46,484)           (861)     (2,339,955)        (40,871)
  Participant transfers to other
    funding options .....................       (109,188)            (28)    (27,173,159)       (778,342)
  Other payments to participants ........             --              --         (61,686)             --
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      6,866,947         173,621     330,320,990      17,410,254
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets      7,915,166         189,542     354,689,390      18,294,893


NET ASSETS:
    Beginning of year ...................        189,542              --      18,294,893              --
                                           -------------   -------------   -------------   -------------
    End of year .........................  $   8,104,708   $     189,542   $ 372,984,283   $  18,294,893
                                           =============   =============   =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Eleven is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Eleven includes the Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards Annuity Products.

Participant purchase payments applied to Separate Account Eleven are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Eleven were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Utilities Fund (Formerly INVESCO VIF - Utilities Fund) AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
         Credit Suisse Trust Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
           Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I
           Shares)
         Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II
           Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares

     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Scudder VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B

     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Conservative Income Strategy Portfolio - Class B Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Government & Agency Securities Portfolio - Class B (Formerly Scudder Government Securities Portfolio - Class B) Scudder Growth & Income Strategy Portfolio - Clas B
         Scudder Growth Portfolio - Class B
         Scudder Growth Strategy Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder Income & Growth Strategy Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B Scudder Large Cap Value Portfolio - Class B
         (Formerly Scudder Contrarian Value Portfolio - Class B) Scudder Mercury Large Cap Core Portfolio - Class B
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Templeton Foreign Value Portfolio - Class B
         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Eleven in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Eleven form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Eleven. Separate Account Eleven is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Eleven has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $356,502,431 and $24,669,431 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $349,399,810 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $24,282,948. Gross unrealized depreciation for all investments at December 31, 2004 was $708,110.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Income Solution, if elected by the contract owner (GIS)
  - Guaranteed Income Solution Plus, if elected by the contract owner (GISP)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), Deferred Annual Step up (D) and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.. The table displays
Standard  (S),   Step-Up   (SU),   and  Roll-Up  (R)  Death  Benefit  (Dth  Ben)
designations.

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Asset-based Charges
                                                              ---------------------------------------------------------------------
                                                                             Optional Features
Separate Account Charge (1)  Dth                                             -------------------------------------           Total
 (as identified in Note 5)   Ben  Product                      M&E     ADM   E.S.P.   GMWB     GIS    GISP    GMAB           Charge
---------------------------------------------------------    ----------------------------------------------------------------------
Separate Account Charge 1.55% S   Pioneer AnnuiStar Plus      1.40%   0.15%                                                   1.55%
                              S   Portfolio Architect Plus    1.40%   0.15%                                                   1.55%
                              S   Scudder Advocate Rewards    1.40%   0.15%                                                   1.55%

Separate Account Charge 1.70% SU  Pioneer AnnuiStar Plus      1.55%   0.15%                                                   1.70%
                              SU  Portfolio Architect Plus    1.55%   0.15%                                                   1.70%
                              SU  Scudder Advocate  Rewards   1.55%   0.15%                                                   1.70%

Separate Account Charge 1.75% S   Pioneer AnnuiStar Plus      1.40%   0.15%   0.20%                                           1.75%
                              S   Portfolio Architect Plus    1.40%   0.15%   0.20%                                           1.75%
                              S   Scudder Advocate Rewards    1.40%   0.15%   0.20%                                           1.75%

Separate Account Charge 1.90% SU  Pioneer AnnuiStar Plus      1.55%   0.15%   0.20%                                           1.90%
                              SU  Portfolio Architect Plus    1.55%   0.15%   0.20%                                           1.90%
                              SU  Scudder Advocate Rewards    1.55%   0.15%   0.20%                                           1.90%
                              R   Pioneer AnnuiStar Plus      1.75%   0.15%                                                   1.90%
                              R   Portfolio Architect Plus    1.75%   0.15%                                                   1.90%
                              R   Scudder Advocate Rewards    1.75%   0.15%                                                   1.90%

Separate Account Charge 1.95% S   Pioneer AnnuiStar Plus      1.40%   0.15%           0.40%                                   1.95%
                              S   Portfolio Architect Plus    1.40%   0.15%           0.40%                                   1.95%
                              S   Scudder Advocate Rewards    1.40%   0.15%                   0.40%                           1.95%
                              S   Scudder Advocate Rewards    1.40%   0.15%                                   0.40%           1.95%

Separate Account Charge 2.05% S   Pioneer AnnuiStar Plus      1.40%   0.15%                                   0.50%           2.05%
                              S   Portfolio Architect Plus    1.40%   0.15%                                   0.50%           2.05%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  ELEVEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Asset-based Charges
                                                               ---------------------------------------------------------------------
                                                                              Optional Features
Separate Account Charge (1)  Dth                                              ----------------------------------------        Total
 (as identified in Note 5)   Ben  Product                       M&E     ADM   E.S.P.   GMWB     GIS    GISP    GMAB           Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.10% SU  Pioneer AnnuiStar Plus       1.55%   0.15%           0.40%                                   2.10%
                              SU  Portfolio Architect Plus     1.55%   0.15%           0.40%                                   2.10%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%                                           2.10%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%                                           2.10%
                              S   Scudder Advocate Rewards     1.40%   0.15%                           0.55%                   2.10%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                   0.40%                           2.10%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                                           2.10%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                                   0.40%           2.10%

Separate Account Charge 2.15% S   Pioneer AnnuiStar Plus       1.40%   0.15%   0.20%   0.40%                                   2.15%
                              S   Portfolio Architect Plus     1.40%   0.15%   0.20%   0.40%                                   2.15%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%           0.40%                           2.15%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%                           0.40%           2.15%

Separate Account Charge 2.20% SU  Pioneer AnnuiStar Plus       1.55%   0.15%                                   0.50%           2.20%
                              SU  Portfolio Architect Plus     1.55%   0.15%                                   0.50%           2.20%

Separate Account Charge 2.25% S   Pioneer AnnuiStar Plus       1.40%   0.15%   0.20%                           0.50%           2.25%
                              S   Portfolio Architect Plus     1.40%   0.15%   0.20%                           0.50%           2.25%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                           0.55%                   2.25%

Separate Account Charge 2.30% SU  Pioneer AnnuiStar Plus       1.55%   0.15%   0.20%   0.40%                                   2.30%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%           0.40%                                   2.30%
                              SU  Portfolio Architect Plus     1.55%   0.15%   0.20%   0.40%                                   2.30%
                              R   Portfolio Architect Plus     1.75%   0.15%           0.40%                                   2.30%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%                   0.55%                   2.30%
                              SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%           0.40%                           2.30%
                              R   Scudder Advocate Rewards     1.75%   0.15%                   0.40%                           2.30%
                              SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%                           0.40%           2.30%
                              R   Scudder Advocate Rewards     1.75%   0.15%                                   0.40%           2.30%

Separate Account Charge 2.40% SU  Pioneer AnnuiStar Plus       1.55%   0.15%   0.20%                           0.50%           2.40%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%                                   0.50%           2.40%
                              SU  Portfolio Architect Plus     1.55%   0.15%   0.20%                           0.50%           2.40%
                              R   Portfolio Architect Plus     1.75%   0.15%                                   0.50%           2.40%

Separate Account Charge 2.45% SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%                   0.55%                   2.45%
                              R   Scudder Advocate Rewards     1.75%   0.15%                           0.55%                   2.45%

Separate Account Charge 2.50% R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%   0.40%                                   2.50%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%   0.40%                                   2.50%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%           0.40%                           2.50%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                           0.40%           2.50%

Separate Account Charge 2.60% R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%                           0.50%           2.60%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%                           0.50%           2.60%

Separate Account Charge 2.65% R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                   0.55%                   2.65%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant purchases when they are received. However, in the accumulation phase, a withdrawal charge of up to 8% will apply if the purchase payment is withdrawn within nine years of its payment date. Withdrawal charges assessed were $83,366 and $643 for the period ended December 31, 2004 and 2003, respectively and are included in contract surrenders on the Statement of Changes in Net Assets. This charge is assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.55% ..............................             243,803      $  1.432         $    349,068
    Separate Account Charges 1.70% ..............................              38,929         1.428               55,602
    Separate Account Charges 1.75% ..............................                   -         1.427                    -
    Separate Account Charges 1.90% ..............................               1,749         1.423                2,489
    Separate Account Charges 1.95% ..............................             599,737         1.422              852,947
    Separate Account Charges 2.05% ..............................              63,661         1.171               74,560
    Separate Account Charges 2.10% ..............................             104,464         1.419              148,206
    Separate Account Charges 2.15% ..............................                   -         1.417                    -
    Separate Account Charges 2.20% ..............................              65,584         1.326               86,981
    Separate Account Charges 2.25% ..............................                   -         1.163                    -
    Separate Account Charges 2.30% ..............................              21,556         1.414               30,481
    Separate Account Charges 2.40% ..............................              19,487         1.169               22,780
    Separate Account Charges 2.45% ..............................                   -         1.162                    -
    Separate Account Charges 2.50% ..............................              12,785         1.409               18,018
    Separate Account Charges 2.65% ..............................                   -         1.160                    -
    Separate Account Charges 2.60% ..............................                   -         1.168                    -

High Yield Bond Trust
    Separate Account Charges 1.55% ..............................             588,256         1.063              625,327
    Separate Account Charges 1.70% ..............................             180,567         1.062              191,750
    Separate Account Charges 1.75% ..............................                   -         1.062                    -
    Separate Account Charges 1.90% ..............................              66,598         1.060               70,626
    Separate Account Charges 1.95% ..............................             319,927         1.060              339,162
    Separate Account Charges 2.05% ..............................              77,695         1.078               83,723
    Separate Account Charges 2.10% ..............................             132,910         1.059              140,758
    Separate Account Charges 2.15% ..............................               4,280         1.059                4,531
    Separate Account Charges 2.20% ..............................              61,838         1.058               65,444
    Separate Account Charges 2.25% ..............................               1,669         1.058                1,766
    Separate Account Charges 2.30% ..............................               8,024         1.058                8,486
    Separate Account Charges 2.40% ..............................              13,701         1.076               14,736
    Separate Account Charges 2.45% ..............................                   -         1.057                    -
    Separate Account Charges 2.50% ..............................               5,932         1.056                6,266
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -

Managed Assets Trust
    Separate Account Charges 1.55% ..............................             318,685         1.061              338,214
    Separate Account Charges 1.70% ..............................             160,497         1.060              170,160
    Separate Account Charges 1.75% ..............................               3,195         1.060                3,387
    Separate Account Charges 1.90% ..............................              49,466         1.059               52,371

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Managed Assets Trust (continued)
    Separate Account Charges 1.95% ..............................             330,502      $  1.058         $    349,803
    Separate Account Charges 2.05% ..............................               8,796         1.073                9,441
    Separate Account Charges 2.10% ..............................             262,512         1.057              277,559
    Separate Account Charges 2.15% ..............................                   -         1.057                    -
    Separate Account Charges 2.20% ..............................                   -         1.057                    -
    Separate Account Charges 2.25% ..............................                   -         1.056                    -
    Separate Account Charges 2.30% ..............................              78,925         1.056               83,335
    Separate Account Charges 2.40% ..............................                   -         1.071                    -
    Separate Account Charges 2.45% ..............................                   -         1.055                    -
    Separate Account Charges 2.50% ..............................                   -         1.054                    -
    Separate Account Charges 2.65% ..............................                   -         1.053                    -
    Separate Account Charges 2.60% ..............................                   -         1.070                    -

Money Market Portfolio
    Separate Account Charges 1.55% ..............................           2,669,982         0.989            2,640,712
    Separate Account Charges 1.70% ..............................           1,116,721         0.987            1,101,771
    Separate Account Charges 1.75% ..............................                   -         0.986                    -
    Separate Account Charges 1.90% ..............................             747,359         0.983              734,857
    Separate Account Charges 1.95% ..............................           1,734,183         0.982            1,703,630
    Separate Account Charges 2.05% ..............................              57,824         0.996               57,587
    Separate Account Charges 2.10% ..............................           1,392,585         0.980            1,364,699
    Separate Account Charges 2.15% ..............................                   -         0.979                    -
    Separate Account Charges 2.20% ..............................                   -         0.980                    -
    Separate Account Charges 2.25% ..............................                   -         0.991                    -
    Separate Account Charges 2.30% ..............................           1,517,985         0.977            1,482,604
    Separate Account Charges 2.40% ..............................             122,820         0.994              122,085
    Separate Account Charges 2.45% ..............................                   -         0.989                    -
    Separate Account Charges 2.50% ..............................             275,155         0.973              267,838
    Separate Account Charges 2.65% ..............................                   -         0.988                    -
    Separate Account Charges 2.60% ..............................               2,496         0.993                2,478

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.55% ..............................             525,857         1.283              674,531
    Separate Account Charges 1.70% ..............................             339,421         1.280              434,325
    Separate Account Charges 1.75% ..............................              21,268         1.278               27,189
    Separate Account Charges 1.90% ..............................             113,134         1.275              144,282
    Separate Account Charges 1.95% ..............................             530,534         1.274              675,989
    Separate Account Charges 2.05% ..............................               2,150         1.056                2,271
    Separate Account Charges 2.10% ..............................             593,713         1.271              754,642
    Separate Account Charges 2.15% ..............................                   -         1.270                    -
    Separate Account Charges 2.20% ..............................                 959         1.196                1,148

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Capital Appreciation Fund - Series II (continued)
    Separate Account Charges 2.25% ..............................                   -      $  1.062         $          -
    Separate Account Charges 2.30% ..............................             231,839         1.267              293,696
    Separate Account Charges 2.40% ..............................                   -         1.054                    -
    Separate Account Charges 2.45% ..............................                   -         1.060                    -
    Separate Account Charges 2.50% ..............................              16,168         1.263               20,414
    Separate Account Charges 2.65% ..............................                   -         1.058                    -
    Separate Account Charges 2.60% ..............................               4,791         1.053                5,046
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.55% ..............................              83,381         1.391              116,020
    Separate Account Charges 1.70% ..............................             313,846         1.388              435,635
    Separate Account Charges 1.75% ..............................              57,583         1.387               79,857
    Separate Account Charges 1.90% ..............................              18,458         1.383               25,536
    Separate Account Charges 1.95% ..............................             232,067         1.382              320,761
    Separate Account Charges 2.05% ..............................              11,497         1.067               12,269
    Separate Account Charges 2.10% ..............................             276,314         1.379              380,997
    Separate Account Charges 2.15% ..............................              12,234         1.378               16,853
    Separate Account Charges 2.20% ..............................                 923         1.250                1,153
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................              61,198         1.374               84,101
    Separate Account Charges 2.40% ..............................                   -         1.065                    -
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................               3,183         1.370                4,360
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -
  AIM V.I. Utilities Fund
    Separate Account Charges 1.55% ..............................              63,769         1.300               82,917
    Separate Account Charges 1.70% ..............................              26,330         1.297               34,156
    Separate Account Charges 1.75% ..............................                   -         1.296                    -
    Separate Account Charges 1.90% ..............................              13,375         1.293               17,297
    Separate Account Charges 1.95% ..............................             106,758         1.292              137,951
    Separate Account Charges 2.05% ..............................                   -         1.218                    -
    Separate Account Charges 2.10% ..............................             257,948         1.289              332,535
    Separate Account Charges 2.15% ..............................                   -         1.288                    -
    Separate Account Charges 2.20% ..............................                   -         1.287                    -
    Separate Account Charges 2.25% ..............................                   -         1.203                    -
    Separate Account Charges 2.30% ..............................              50,899         1.285               65,412
    Separate Account Charges 2.40% ..............................                   -         1.216                    -
    Separate Account Charges 2.45% ..............................               5,843         1.201                7,016
    Separate Account Charges 2.50% ..............................                   -         1.281                    -
    Separate Account Charges 2.65% ..............................                   -         1.199                    -
    Separate Account Charges 2.60% ..............................                   -         1.215                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................             303,031      $  1.223         $    370,614
    Separate Account Charges 1.70% ..............................             126,144         1.220              153,903
    Separate Account Charges 1.75% ..............................                   -         1.219                    -
    Separate Account Charges 1.90% ..............................                   -         1.216                    -
    Separate Account Charges 1.95% ..............................             469,252         1.215              570,077
    Separate Account Charges 2.05% ..............................                   -         1.060                    -
    Separate Account Charges 2.10% ..............................             302,997         1.212              367,204
    Separate Account Charges 2.15% ..............................                   -         1.211                    -
    Separate Account Charges 2.20% ..............................                   -         1.168                    -
    Separate Account Charges 2.25% ..............................                   -         1.084                    -
    Separate Account Charges 2.30% ..............................              77,942         1.208               94,142
    Separate Account Charges 2.40% ..............................               6,266         1.058                6,629
    Separate Account Charges 2.45% ..............................                   -         1.082                    -
    Separate Account Charges 2.50% ..............................               6,543         1.204                7,877
    Separate Account Charges 2.65% ..............................                   -         1.080                    -
    Separate Account Charges 2.60% ..............................                   -         1.057                    -

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             615,070         1.475              907,165
    Separate Account Charges 1.70% ..............................             189,860         1.471              279,344
    Separate Account Charges 1.75% ..............................                   -         1.470                    -
    Separate Account Charges 1.90% ..............................              36,782         1.466               53,937
    Separate Account Charges 1.95% ..............................           1,971,785         1.465            2,888,773
    Separate Account Charges 2.05% ..............................              36,102         1.115               40,252
    Separate Account Charges 2.10% ..............................             892,275         1.461            1,304,058
    Separate Account Charges 2.15% ..............................              65,170         1.460               95,159
    Separate Account Charges 2.20% ..............................              29,918         1.339               40,061
    Separate Account Charges 2.25% ..............................                   -         1.118                    -
    Separate Account Charges 2.30% ..............................             143,383         1.457              208,850
    Separate Account Charges 2.40% ..............................              49,935         1.113               55,569
    Separate Account Charges 2.45% ..............................                   -         1.116                    -
    Separate Account Charges 2.50% ..............................             109,939         1.452              159,601
    Separate Account Charges 2.65% ..............................                   -         1.114                    -
    Separate Account Charges 2.60% ..............................               5,051         1.112                5,614

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................           2,082,365      $  1.395         $  2,904,365
    Separate Account Charges 1.70% ..............................             731,465         1.391            1,017,730
    Separate Account Charges 1.75% ..............................                   -         1.390                    -
    Separate Account Charges 1.90% ..............................             153,257         1.387              212,522
    Separate Account Charges 1.95% ..............................           6,624,019         1.385            9,177,083
    Separate Account Charges 2.05% ..............................             184,806         1.088              200,995
    Separate Account Charges 2.10% ..............................           2,602,616         1.382            3,596,979
    Separate Account Charges 2.15% ..............................             209,058         1.381              288,668
    Separate Account Charges 2.20% ..............................             125,978         1.268              159,731
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................             644,130         1.377              887,249
    Separate Account Charges 2.40% ..............................              52,497         1.086               56,986
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................             364,182         1.373              499,962
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................               7,719         1.084                8,370
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................           1,513,638         1.366            2,067,251
    Separate Account Charges 1.70% ..............................             496,368         1.362              676,259
    Separate Account Charges 1.75% ..............................                   -         1.361                    -
    Separate Account Charges 1.90% ..............................             284,276         1.358              386,012
    Separate Account Charges 1.95% ..............................           5,706,279         1.357            7,741,229
    Separate Account Charges 2.05% ..............................             205,206         1.067              218,876
    Separate Account Charges 2.10% ..............................           2,605,912         1.353            3,526,666
    Separate Account Charges 2.15% ..............................             250,388         1.352              338,545
    Separate Account Charges 2.20% ..............................             111,451         1.241              138,326
    Separate Account Charges 2.25% ..............................               3,331         1.077                3,589
    Separate Account Charges 2.30% ..............................             566,607         1.349              764,240
    Separate Account Charges 2.40% ..............................             242,590         1.065              258,257
    Separate Account Charges 2.45% ..............................                   -         1.076                    -
    Separate Account Charges 2.50% ..............................             154,796         1.344              208,090
    Separate Account Charges 2.65% ..............................                   -         1.074                    -
    Separate Account Charges 2.60% ..............................              10,471         1.063               11,135

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.55% ..............................              36,384         1.626               59,179
    Separate Account Charges 1.70% ..............................              48,424         1.623               78,579
    Separate Account Charges 1.75% ..............................                   -         1.621                    -
    Separate Account Charges 1.90% ..............................              24,141         1.618               39,051

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1.95% ..............................             166,155      $  1.616         $    268,574
    Separate Account Charges 2.05% ..............................                   -         1.289                    -
    Separate Account Charges 2.10% ..............................             229,336         1.613              369,836
    Separate Account Charges 2.15% ..............................                   -         1.611                    -
    Separate Account Charges 2.20% ..............................                   -         1.610                    -
    Separate Account Charges 2.25% ..............................              15,896         1.165               18,514
    Separate Account Charges 2.30% ..............................              11,897         1.608               19,126
    Separate Account Charges 2.40% ..............................                   -         1.286                    -
    Separate Account Charges 2.45% ..............................              81,744         1.163               95,060
    Separate Account Charges 2.50% ..............................                 402         1.603                  644
    Separate Account Charges 2.65% ..............................                   -         1.161                    -
    Separate Account Charges 2.60% ..............................                   -         1.285                    -
  Credit Suisse Trust Global Post-Venture Capital Portfolio
    Separate Account Charges 1.55% ..............................               1,513         1.442                2,181
    Separate Account Charges 1.70% ..............................              33,831         1.438               48,657
    Separate Account Charges 1.75% ..............................                   -         1.437                    -
    Separate Account Charges 1.90% ..............................               9,687         1.434               13,888
    Separate Account Charges 1.95% ..............................             114,986         1.433              164,730
    Separate Account Charges 2.05% ..............................                   -         1.124                    -
    Separate Account Charges 2.10% ..............................              84,622         1.429              120,946
    Separate Account Charges 2.15% ..............................               6,681         1.428                9,541
    Separate Account Charges 2.20% ..............................                   -         1.427                    -
    Separate Account Charges 2.25% ..............................                   -         1.133                    -
    Separate Account Charges 2.30% ..............................              26,403         1.425               37,619
    Separate Account Charges 2.40% ..............................                   -         1.122                    -
    Separate Account Charges 2.45% ..............................              17,189         1.131               19,438
    Separate Account Charges 2.50% ..............................                   -         1.420                    -
    Separate Account Charges 2.65% ..............................                   -         1.129                    -
    Separate Account Charges 2.60% ..............................                   -         1.121                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.55% ..............................             706,731         1.635            1,155,814
    Separate Account Charges 1.70% ..............................             267,441         1.631              436,317
    Separate Account Charges 1.75% ..............................               2,254         1.630                3,673
    Separate Account Charges 1.90% ..............................              33,406         1.626               54,318
    Separate Account Charges 1.95% ..............................           1,122,483         1.624            1,823,501
    Separate Account Charges 2.05% ..............................             226,453         1.290              292,056
    Separate Account Charges 2.10% ..............................             560,196         1.621              907,838
    Separate Account Charges 2.15% ..............................              14,722         1.619               23,836

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2.20% ..............................              74,029      $  1.559         $    115,407
    Separate Account Charges 2.25% ..............................                 766         1.202                  921
    Separate Account Charges 2.30% ..............................             560,857         1.615              905,863
    Separate Account Charges 2.40% ..............................                   -         1.287                    -
    Separate Account Charges 2.45% ..............................                   -         1.200                    -
    Separate Account Charges 2.50% ..............................              64,123         1.610              103,224
    Separate Account Charges 2.65% ..............................                   -         1.198                    -
    Separate Account Charges 2.60% ..............................               4,335         1.286                5,574

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................             278,865         1.321              368,337
    Separate Account Charges 1.70% ..............................             409,561         1.318              539,702
    Separate Account Charges 1.75% ..............................              33,126         1.317               43,618
    Separate Account Charges 1.90% ..............................              61,420         1.314               80,684
    Separate Account Charges 1.95% ..............................             678,154         1.313              890,165
    Separate Account Charges 2.05% ..............................                   -         1.130                    -
    Separate Account Charges 2.10% ..............................             554,327         1.310              725,927
    Separate Account Charges 2.15% ..............................                   -         1.309                    -
    Separate Account Charges 2.20% ..............................                   -         1.307                    -
    Separate Account Charges 2.25% ..............................              50,815         1.117               56,767
    Separate Account Charges 2.30% ..............................             152,466         1.305              199,040
    Separate Account Charges 2.40% ..............................                   -         1.127                    -
    Separate Account Charges 2.45% ..............................             141,356         1.115              157,661
    Separate Account Charges 2.50% ..............................              11,044         1.301               14,373
    Separate Account Charges 2.65% ..............................               4,826         1.114                5,375
    Separate Account Charges 2.60% ..............................                   -         1.126                    -

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Separate Account Charges 1.55% ..............................                   -         1.177                    -
    Separate Account Charges 1.70% ..............................              19,256         1.174               22,604
    Separate Account Charges 1.75% ..............................                   -         1.173                    -
    Separate Account Charges 1.90% ..............................                   -         1.170                    -
    Separate Account Charges 1.95% ..............................              18,238         1.169               21,326
    Separate Account Charges 2.05% ..............................                   -         1.030                    -
    Separate Account Charges 2.10% ..............................              28,212         1.167               32,911
    Separate Account Charges 2.15% ..............................                   -         1.166                    -
    Separate Account Charges 2.20% ..............................                   -         1.165                    -
    Separate Account Charges 2.25% ..............................                   -         1.045                    -
    Separate Account Charges 2.30% ..............................                   -         1.163                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Dreyfus Socially Responsible Growth Fund, Inc. (continued)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.028         $          -
    Separate Account Charges 2.45% ..............................                   -         1.043                    -
    Separate Account Charges 2.50% ..............................                   -         1.159                    -
    Separate Account Charges 2.65% ..............................                   -         1.042                    -
    Separate Account Charges 2.60% ..............................                   -         1.027                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.55% ..............................             248,149         1.212              300,661
    Separate Account Charges 1.70% ..............................              38,401         1.209               46,415
    Separate Account Charges 1.75% ..............................                   -         1.208                    -
    Separate Account Charges 1.90% ..............................               5,140         1.205                6,192
    Separate Account Charges 1.95% ..............................             416,115         1.204              500,806
    Separate Account Charges 2.05% ..............................              11,289         1.024               11,562
    Separate Account Charges 2.10% ..............................              65,020         1.201               78,063
    Separate Account Charges 2.15% ..............................              16,134         1.199               19,353
    Separate Account Charges 2.20% ..............................              11,846         1.119               13,253
    Separate Account Charges 2.25% ..............................                   -         1.034                    -
    Separate Account Charges 2.30% ..............................              49,955         1.197               59,774
    Separate Account Charges 2.40% ..............................              11,107         1.022               11,354
    Separate Account Charges 2.45% ..............................                   -         1.033                    -
    Separate Account Charges 2.50% ..............................                 574         1.193                  685
    Separate Account Charges 2.65% ..............................                   -         1.031                    -
    Separate Account Charges 2.60% ..............................                   -         1.021                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.55% ..............................             507,209         1.408              714,270
    Separate Account Charges 1.70% ..............................             109,246         1.405              153,471
    Separate Account Charges 1.75% ..............................                   -         1.404                    -
    Separate Account Charges 1.90% ..............................               9,592         1.400               13,429
    Separate Account Charges 1.95% ..............................           1,346,712         1.399            1,883,823
    Separate Account Charges 2.05% ..............................              87,418         1.095               95,763
    Separate Account Charges 2.10% ..............................             641,267         1.395              894,842
    Separate Account Charges 2.15% ..............................              13,005         1.394               18,130
    Separate Account Charges 2.20% ..............................              50,940         1.292               65,816
    Separate Account Charges 2.25% ..............................                   -         1.055                    -
    Separate Account Charges 2.30% ..............................              65,621         1.391               91,264
    Separate Account Charges 2.40% ..............................              12,455         1.093               13,618
    Separate Account Charges 2.45% ..............................                   -         1.054                    -
    Separate Account Charges 2.50% ..............................              23,828         1.386               33,029
    Separate Account Charges 2.65% ..............................                   -         1.052                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             987,979      $  1.329         $  1,312,755
    Separate Account Charges 1.70% ..............................             546,408         1.325              724,266
    Separate Account Charges 1.75% ..............................              38,579         1.324               51,090
    Separate Account Charges 1.90% ..............................             265,890         1.321              351,271
    Separate Account Charges 1.95% ..............................           1,091,587         1.320            1,440,781
    Separate Account Charges 2.05% ..............................               7,647         1.074                8,215
    Separate Account Charges 2.10% ..............................           1,169,969         1.317            1,540,499
    Separate Account Charges 2.15% ..............................              24,237         1.316               31,885
    Separate Account Charges 2.20% ..............................               1,848         1.248                2,306
    Separate Account Charges 2.25% ..............................                   -         1.088                    -
    Separate Account Charges 2.30% ..............................             412,137         1.312              540,857
    Separate Account Charges 2.40% ..............................                   -         1.072                    -
    Separate Account Charges 2.45% ..............................                   -         1.087                    -
    Separate Account Charges 2.50% ..............................              14,695         1.308               19,220
    Separate Account Charges 2.65% ..............................                   -         1.085                    -
    Separate Account Charges 2.60% ..............................                   -         1.071                    -
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             265,200         1.465              388,580
    Separate Account Charges 1.70% ..............................             329,200         1.462              481,184
    Separate Account Charges 1.75% ..............................                   -         1.460                    -
    Separate Account Charges 1.90% ..............................             111,766         1.457              162,818
    Separate Account Charges 1.95% ..............................             381,020         1.455              554,555
    Separate Account Charges 2.05% ..............................               4,567         1.087                4,963
    Separate Account Charges 2.10% ..............................             496,425         1.452              720,772
    Separate Account Charges 2.15% ..............................                 817         1.451                1,185
    Separate Account Charges 2.20% ..............................                   -         1.332                    -
    Separate Account Charges 2.25% ..............................                   -         1.107                    -
    Separate Account Charges 2.30% ..............................             159,032         1.447              230,129
    Separate Account Charges 2.40% ..............................                   -         1.085                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................              10,525         1.442               15,179
    Separate Account Charges 2.65% ..............................                   -         1.104                    -
    Separate Account Charges 2.60% ..............................               4,717         1.083                5,110
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             103,042         1.339              137,953
    Separate Account Charges 1.70% ..............................              89,029         1.336              118,904
    Separate Account Charges 1.75% ..............................                   -         1.334                    -
    Separate Account Charges 1.90% ..............................              20,572         1.331               27,383
    Separate Account Charges 1.95% ..............................             826,447         1.330            1,099,051

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% ..............................              25,433      $  1.102         $     28,026
    Separate Account Charges 2.10% ..............................             412,350         1.327              547,041
    Separate Account Charges 2.15% ..............................                   -         1.325                    -
    Separate Account Charges 2.20% ..............................               3,525         1.238                4,364
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................             141,873         1.322              187,582
    Separate Account Charges 2.40% ..............................                   -         1.100                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              78,629         1.318              103,614
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................               2,543         1.099                2,793
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             407,795         1.816              740,716
    Separate Account Charges 1.70% ..............................              69,128         1.812              125,260
    Separate Account Charges 1.75% ..............................                   -         1.810                    -
    Separate Account Charges 1.90% ..............................              18,650         1.806               33,680
    Separate Account Charges 1.95% ..............................             830,664         1.804            1,498,748
    Separate Account Charges 2.05% ..............................              26,697         1.264               33,734
    Separate Account Charges 2.10% ..............................             292,718         1.800              526,857
    Separate Account Charges 2.15% ..............................                   -         1.798                    -
    Separate Account Charges 2.20% ..............................               3,969         1.620                6,429
    Separate Account Charges 2.25% ..............................                   -         1.180                    -
    Separate Account Charges 2.30% ..............................              65,791         1.794              118,021
    Separate Account Charges 2.40% ..............................               6,091         1.261                7,682
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................              20,786         1.788               37,162
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.260                    -
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             542,562         1.562              847,297
    Separate Account Charges 1.70% ..............................             493,997         1.558              769,575
    Separate Account Charges 1.75% ..............................              36,194         1.556               56,333
    Separate Account Charges 1.90% ..............................             187,836         1.553              291,641
    Separate Account Charges 1.95% ..............................             868,465         1.551            1,347,180
    Separate Account Charges 2.05% ..............................              40,221         1.158               46,572
    Separate Account Charges 2.10% ..............................             840,584         1.547            1,300,761
    Separate Account Charges 2.15% ..............................              58,808         1.546               90,920
    Separate Account Charges 2.20% ..............................              35,367         1.409               49,824
    Separate Account Charges 2.25% ..............................               2,400         1.153                2,767
    Separate Account Charges 2.30% ..............................             259,760         1.542              400,620

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.156         $          -
    Separate Account Charges 2.45% ..............................                   -         1.151                    -
    Separate Account Charges 2.50% ..............................              19,494         1.537               29,965
    Separate Account Charges 2.65% ..............................                   -         1.149                    -
    Separate Account Charges 2.60% ..............................               4,481         1.154                5,174
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             573,757         1.517              870,193
    Separate Account Charges 1.70% ..............................             300,326         1.513              454,387
    Separate Account Charges 1.75% ..............................                   -         1.512                    -
    Separate Account Charges 1.90% ..............................               6,070         1.508                9,153
    Separate Account Charges 1.95% ..............................           1,231,639         1.506            1,855,502
    Separate Account Charges 2.05% ..............................              73,293         1.121               82,184
    Separate Account Charges 2.10% ..............................             797,278         1.503            1,198,196
    Separate Account Charges 2.15% ..............................                   -         1.501                    -
    Separate Account Charges 2.20% ..............................              40,440         1.344               54,368
    Separate Account Charges 2.25% ..............................                   -         1.135                    -
    Separate Account Charges 2.30% ..............................              42,469         1.498               63,613
    Separate Account Charges 2.40% ..............................              20,151         1.119               22,553
    Separate Account Charges 2.45% ..............................                   -         1.133                    -
    Separate Account Charges 2.50% ..............................              66,465         1.493               99,221
    Separate Account Charges 2.65% ..............................                   -         1.131                    -
    Separate Account Charges 2.60% ..............................                   -         1.118                    -

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             827,007         1.316            1,087,955
    Separate Account Charges 1.70% ..............................             308,427         1.312              404,757
    Separate Account Charges 1.75% ..............................                   -         1.311                    -
    Separate Account Charges 1.90% ..............................                 228         1.308                  298
    Separate Account Charges 1.95% ..............................           2,659,893         1.307            3,475,798
    Separate Account Charges 2.05% ..............................             214,446         1.072              229,794
    Separate Account Charges 2.10% ..............................             877,263         1.304            1,143,578
    Separate Account Charges 2.15% ..............................              50,491         1.302               65,759
    Separate Account Charges 2.20% ..............................              48,594         1.213               58,923
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................              98,677         1.299              128,202
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              98,157         1.295              127,100
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................                   -         1.068                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.55% ..............................             383,360      $  1.368         $    524,450
    Separate Account Charges 1.70% ..............................              61,992         1.365               84,601
    Separate Account Charges 1.75% ..............................                   -         1.363                    -
    Separate Account Charges 1.90% ..............................                   -         1.360                    -
    Separate Account Charges 1.95% ..............................           1,053,751         1.359            1,431,938
    Separate Account Charges 2.05% ..............................              62,522         1.056               66,024
    Separate Account Charges 2.10% ..............................             442,526         1.356              599,879
    Separate Account Charges 2.15% ..............................                 378         1.354                  513
    Separate Account Charges 2.20% ..............................              77,188         1.232               95,072
    Separate Account Charges 2.25% ..............................                   -         1.040                    -
    Separate Account Charges 2.30% ..............................              52,642         1.351               71,122
    Separate Account Charges 2.40% ..............................                   -         1.054                    -
    Separate Account Charges 2.45% ..............................                   -         1.038                    -
    Separate Account Charges 2.50% ..............................              75,088         1.347              101,108
    Separate Account Charges 2.65% ..............................                   -         1.036                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.55% ..............................             495,772         1.346              667,271
    Separate Account Charges 1.70% ..............................             275,915         1.343              370,460
    Separate Account Charges 1.75% ..............................                 788         1.341                1,057
    Separate Account Charges 1.90% ..............................             193,252         1.338              258,609
    Separate Account Charges 1.95% ..............................             674,583         1.337              901,898
    Separate Account Charges 2.05% ..............................                   -         1.054                    -
    Separate Account Charges 2.10% ..............................             548,972         1.334              732,181
    Separate Account Charges 2.15% ..............................              29,073         1.333               38,741
    Separate Account Charges 2.20% ..............................                   -         1.222                    -
    Separate Account Charges 2.25% ..............................                   -         1.037                    -
    Separate Account Charges 2.30% ..............................             193,584         1.329              257,329
    Separate Account Charges 2.40% ..............................                   -         1.052                    -
    Separate Account Charges 2.45% ..............................                   -         1.035                    -
    Separate Account Charges 2.50% ..............................              18,591         1.325               24,631
    Separate Account Charges 2.65% ..............................                   -         1.034                    -
    Separate Account Charges 2.60% ..............................               4,861         1.051                5,110
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.55% ..............................             114,055         1.311              149,546
    Separate Account Charges 1.70% ..............................              89,747         1.308              117,389
    Separate Account Charges 1.75% ..............................                   -         1.307                    -
    Separate Account Charges 1.90% ..............................               6,019         1.304                7,847
    Separate Account Charges 1.95% ..............................             495,859         1.302              645,819

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (continued)
    Separate Account Charges 2.05% ..............................              34,220      $  1.067         $     36,516
    Separate Account Charges 2.10% ..............................             112,911         1.299              146,701
    Separate Account Charges 2.15% ..............................                   -         1.298                    -
    Separate Account Charges 2.20% ..............................              21,267         1.195               25,407
    Separate Account Charges 2.25% ..............................                   -         1.076                    -
    Separate Account Charges 2.30% ..............................                   -         1.295                    -
    Separate Account Charges 2.40% ..............................               4,371         1.065                4,656
    Separate Account Charges 2.45% ..............................                   -         1.075                    -
    Separate Account Charges 2.50% ..............................                   -         1.291                    -
    Separate Account Charges 2.65% ..............................                   -         1.073                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................               9,561         1.167               11,158
    Separate Account Charges 1.70% ..............................               5,393         1.164                6,279
    Separate Account Charges 1.75% ..............................                   -         1.163                    -
    Separate Account Charges 1.90% ..............................               6,769         1.160                7,854
    Separate Account Charges 1.95% ..............................             169,514         1.159              196,506
    Separate Account Charges 2.05% ..............................                   -         1.070                    -
    Separate Account Charges 2.10% ..............................              52,966         1.156               61,250
    Separate Account Charges 2.15% ..............................               6,465         1.155                7,469
    Separate Account Charges 2.20% ..............................                   -         1.114                    -
    Separate Account Charges 2.25% ..............................                   -         1.061                    -
    Separate Account Charges 2.30% ..............................              16,913         1.153               19,493
    Separate Account Charges 2.40% ..............................                   -         1.068                    -
    Separate Account Charges 2.45% ..............................                   -         1.059                    -
    Separate Account Charges 2.50% ..............................                   -         1.149                    -
    Separate Account Charges 2.65% ..............................                   -         1.057                    -
    Separate Account Charges 2.60% ..............................                   -         1.067                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................               9,778         1.340               13,108
    Separate Account Charges 1.70% ..............................                   -         1.337                    -
    Separate Account Charges 1.75% ..............................                   -         1.336                    -
    Separate Account Charges 1.90% ..............................                   -         1.333                    -
    Separate Account Charges 1.95% ..............................              95,391         1.332              127,020
    Separate Account Charges 2.05% ..............................                   -         1.040                    -
    Separate Account Charges 2.10% ..............................              33,249         1.328               44,165
    Separate Account Charges 2.15% ..............................                   -         1.327                    -
    Separate Account Charges 2.20% ..............................                   -         1.242                    -
    Separate Account Charges 2.25% ..............................                   -         1.065                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 2.30% ..............................              18,974      $  1.324         $     25,120
    Separate Account Charges 2.40% ..............................                   -         1.038                    -
    Separate Account Charges 2.45% ..............................                   -         1.063                    -
    Separate Account Charges 2.50% ..............................                   -         1.319                    -
    Separate Account Charges 2.65% ..............................                   -         1.061                    -
    Separate Account Charges 2.60% ..............................                   -         1.037                    -
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................              62,149         1.373               85,301
    Separate Account Charges 1.70% ..............................                   -         1.369                    -
    Separate Account Charges 1.75% ..............................                   -         1.368                    -
    Separate Account Charges 1.90% ..............................                   -         1.365                    -
    Separate Account Charges 1.95% ..............................             169,660         1.363              231,309
    Separate Account Charges 2.05% ..............................                   -         1.054                    -
    Separate Account Charges 2.10% ..............................              39,464         1.360               53,674
    Separate Account Charges 2.15% ..............................                   -         1.359                    -
    Separate Account Charges 2.20% ..............................               1,759         1.217                2,142
    Separate Account Charges 2.25% ..............................                   -         1.017                    -
    Separate Account Charges 2.30% ..............................               6,427         1.355                8,712
    Separate Account Charges 2.40% ..............................                   -         1.052                    -
    Separate Account Charges 2.45% ..............................                   -         1.015                    -
    Separate Account Charges 2.50% ..............................                   -         1.351                    -
    Separate Account Charges 2.65% ..............................                   -         1.013                    -
    Separate Account Charges 2.60% ..............................                   -         1.051                    -
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................              28,335         1.290               36,563
    Separate Account Charges 1.70% ..............................                   -         1.287                    -
    Separate Account Charges 1.75% ..............................                   -         1.286                    -
    Separate Account Charges 1.90% ..............................                   -         1.283                    -
    Separate Account Charges 1.95% ..............................              37,523         1.282               48,095
    Separate Account Charges 2.05% ..............................                   -         1.089                    -
    Separate Account Charges 2.10% ..............................              40,008         1.279               51,155
    Separate Account Charges 2.15% ..............................                   -         1.277                    -
    Separate Account Charges 2.20% ..............................                   -         1.171                    -
    Separate Account Charges 2.25% ..............................                   -         1.024                    -
    Separate Account Charges 2.30% ..............................                   -         1.274                    -
    Separate Account Charges 2.40% ..............................                   -         1.087                    -
    Separate Account Charges 2.45% ..............................                   -         1.022                    -
    Separate Account Charges 2.50% ..............................                   -         1.270                    -
    Separate Account Charges 2.65% ..............................                   -         1.021                    -
    Separate Account Charges 2.60% ..............................                   -         1.085                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.55% ..............................              88,037      $  1.509         $    132,888
    Separate Account Charges 1.70% ..............................              53,737         1.506               80,916
    Separate Account Charges 1.75% ..............................                   -         1.504                    -
    Separate Account Charges 1.90% ..............................                   -         1.501                    -
    Separate Account Charges 1.95% ..............................             857,206         1.499            1,285,316
    Separate Account Charges 2.05% ..............................              29,978         1.128               33,805
    Separate Account Charges 2.10% ..............................             242,441         1.496              362,640
    Separate Account Charges 2.15% ..............................              45,418         1.494               67,873
    Separate Account Charges 2.20% ..............................               1,848         1.380                2,551
    Separate Account Charges 2.25% ..............................                   -         1.115                    -
    Separate Account Charges 2.30% ..............................              90,840         1.491              135,424
    Separate Account Charges 2.40% ..............................                   -         1.125                    -
    Separate Account Charges 2.45% ..............................                   -         1.113                    -
    Separate Account Charges 2.50% ..............................              39,933         1.486               59,335
    Separate Account Charges 2.65% ..............................                   -         1.111                    -
    Separate Account Charges 2.60% ..............................                   -         1.124                    -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.55% ..............................             247,185         1.379              340,828
    Separate Account Charges 1.70% ..............................              74,664         1.375              102,699
    Separate Account Charges 1.75% ..............................                   -         1.374                    -
    Separate Account Charges 1.90% ..............................               4,534         1.371                6,215
    Separate Account Charges 1.95% ..............................           1,520,644         1.370            2,082,804
    Separate Account Charges 2.05% ..............................              36,909         1.101               40,652
    Separate Account Charges 2.10% ..............................             904,054         1.366            1,235,263
    Separate Account Charges 2.15% ..............................              65,061         1.365               88,815
    Separate Account Charges 2.20% ..............................               2,656         1.270                3,374
    Separate Account Charges 2.25% ..............................                   -         1.105                    -
    Separate Account Charges 2.30% ..............................             215,646         1.362              293,668
    Separate Account Charges 2.40% ..............................              30,970         1.099               34,046
    Separate Account Charges 2.45% ..............................                   -         1.103                    -
    Separate Account Charges 2.50% ..............................              77,834         1.357              105,643
    Separate Account Charges 2.65% ..............................                   -         1.102                    -
    Separate Account Charges 2.60% ..............................                   -         1.098                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.55% ..............................             566,176      $  1.537         $    870,085
    Separate Account Charges 1.70% ..............................             150,240         1.533              230,327
    Separate Account Charges 1.75% ..............................               5,008         1.532                7,670
    Separate Account Charges 1.90% ..............................              37,728         1.528               57,646
    Separate Account Charges 1.95% ..............................           1,303,437         1.527            1,989,758
    Separate Account Charges 2.05% ..............................              10,727         1.162               12,471
    Separate Account Charges 2.10% ..............................             645,257         1.523              982,638
    Separate Account Charges 2.15% ..............................              73,136         1.521              111,275
    Separate Account Charges 2.20% ..............................              30,770         1.411               43,420
    Separate Account Charges 2.25% ..............................               2,336         1.184                2,766
    Separate Account Charges 2.30% ..............................             196,614         1.518              298,419
    Separate Account Charges 2.40% ..............................              23,358         1.160               27,102
    Separate Account Charges 2.45% ..............................                   -         1.182                    -
    Separate Account Charges 2.50% ..............................              44,269         1.513               66,967
    Separate Account Charges 2.65% ..............................                   -         1.181                    -
    Separate Account Charges 2.60% ..............................                   -         1.159                    -

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.55% ..............................              55,421         1.213               67,226
    Separate Account Charges 1.70% ..............................              46,933         1.211               56,836
    Separate Account Charges 1.75% ..............................                   -         1.210                    -
    Separate Account Charges 1.90% ..............................              31,768         1.208               38,386
    Separate Account Charges 1.95% ..............................             332,079         1.208              401,032
    Separate Account Charges 2.05% ..............................               2,018         1.119                2,258
    Separate Account Charges 2.10% ..............................             415,902         1.206              501,426
    Separate Account Charges 2.15% ..............................                   -         1.205                    -
    Separate Account Charges 2.20% ..............................              13,789         1.204               16,606
    Separate Account Charges 2.25% ..............................                   -         1.113                    -
    Separate Account Charges 2.30% ..............................             131,245         1.203              157,882
    Separate Account Charges 2.40% ..............................                   -         1.116                    -
    Separate Account Charges 2.45% ..............................                   -         1.112                    -
    Separate Account Charges 2.50% ..............................              79,749         1.200               95,722
    Separate Account Charges 2.65% ..............................                   -         1.110                    -
    Separate Account Charges 2.60% ..............................                   -         1.115                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.55% ..............................             149,956      $  1.211         $    181,624
    Separate Account Charges 1.70% ..............................              30,049         1.209               36,334
    Separate Account Charges 1.75% ..............................                   -         1.208                    -
    Separate Account Charges 1.90% ..............................              34,501         1.206               41,626
    Separate Account Charges 1.95% ..............................             561,404         1.206              676,953
    Separate Account Charges 2.05% ..............................               2,171         1.121                2,434
    Separate Account Charges 2.10% ..............................             523,508         1.204              630,209
    Separate Account Charges 2.15% ..............................               1,648         1.203                1,983
    Separate Account Charges 2.20% ..............................              33,250         1.202               39,982
    Separate Account Charges 2.25% ..............................                   -         1.097                    -
    Separate Account Charges 2.30% ..............................              97,797         1.201              117,469
    Separate Account Charges 2.40% ..............................              10,114         1.119               11,318
    Separate Account Charges 2.45% ..............................                   -         1.096                    -
    Separate Account Charges 2.50% ..............................              17,589         1.198               21,080
    Separate Account Charges 2.65% ..............................                   -         1.094                    -
    Separate Account Charges 2.60% ..............................                   -         1.118                    -

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             364,735         1.294              472,120
    Separate Account Charges 1.70% ..............................             630,486         1.291              814,124
    Separate Account Charges 1.75% ..............................              52,911         1.290               68,260
    Separate Account Charges 1.90% ..............................              60,448         1.287               77,794
    Separate Account Charges 1.95% ..............................             388,699         1.286              499,777
    Separate Account Charges 2.05% ..............................                   -         1.049                    -
    Separate Account Charges 2.10% ..............................             335,647         1.283              430,515
    Separate Account Charges 2.15% ..............................              28,846         1.281               36,965
    Separate Account Charges 2.20% ..............................                 955         1.200                1,146
    Separate Account Charges 2.25% ..............................                   -         1.065                    -
    Separate Account Charges 2.30% ..............................             143,986         1.278              184,062
    Separate Account Charges 2.40% ..............................                   -         1.047                    -
    Separate Account Charges 2.45% ..............................                   -         1.063                    -
    Separate Account Charges 2.50% ..............................               8,271         1.274               10,538
    Separate Account Charges 2.65% ..............................                   -         1.061                    -
    Separate Account Charges 2.60% ..............................                   -         1.045                    -
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             765,241         1.654            1,265,796
    Separate Account Charges 1.60% ..............................                   -         1.485                    -
    Separate Account Charges 1.70% ..............................             220,980         1.650              364,643
    Separate Account Charges 1.75% ..............................              48,490         1.649               79,942
    Separate Account Charges 1.90% ..............................              61,081         1.645              100,454

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Global Securities Fund/VA - Service Shares (continued)
    Separate Account Charges 1.95% ..............................             628,049      $  1.643         $  1,031,961
    Separate Account Charges 2.05% ..............................                   -         1.171                    -
    Separate Account Charges 2.10% ..............................             391,043         1.639              640,977
    Separate Account Charges 2.15% ..............................              25,245         1.638               41,343
    Separate Account Charges 2.20% ..............................               1,564         1.472                2,301
    Separate Account Charges 2.25% ..............................                   -         1.165                    -
    Separate Account Charges 2.30% ..............................             257,164         1.634              420,126
    Separate Account Charges 2.40% ..............................               2,321         1.169                2,713
    Separate Account Charges 2.45% ..............................                   -         1.163                    -
    Separate Account Charges 2.50% ..............................              16,442         1.628               26,772
    Separate Account Charges 2.65% ..............................                   -         1.161                    -
    Separate Account Charges 2.60% ..............................                   -         1.167                    -
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             308,472         1.053              324,856
    Separate Account Charges 1.70% ..............................              70,419         1.052               74,084
    Separate Account Charges 1.75% ..............................                   -         1.052                    -
    Separate Account Charges 1.90% ..............................              31,878         1.051               33,491
    Separate Account Charges 1.95% ..............................             378,303         1.050              397,313
    Separate Account Charges 2.05% ..............................             424,626         1.064              452,003
    Separate Account Charges 2.10% ..............................              91,380         1.049               95,875
    Separate Account Charges 2.15% ..............................                   -         1.049                    -
    Separate Account Charges 2.20% ..............................             154,823         1.048              162,327
    Separate Account Charges 2.25% ..............................                   -         1.048                    -
    Separate Account Charges 2.30% ..............................                   -         1.048                    -
    Separate Account Charges 2.40% ..............................                   -         1.062                    -
    Separate Account Charges 2.45% ..............................                   -         1.047                    -
    Separate Account Charges 2.50% ..............................                   -         1.046                    -
    Separate Account Charges 2.65% ..............................                   -         1.045                    -
    Separate Account Charges 2.60% ..............................                   -         1.061                    -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..............................             999,663         1.122            1,122,089
    Separate Account Charges 1.70% ..............................              79,443         1.120               88,955
    Separate Account Charges 1.75% ..............................                   -         1.119                    -
    Separate Account Charges 1.90% ..............................               9,422         1.116               10,515
    Separate Account Charges 1.95% ..............................           1,976,057         1.115            2,203,264
    Separate Account Charges 2.05% ..............................              50,014         1.069               53,483
    Separate Account Charges 2.10% ..............................             771,778         1.112              858,417
    Separate Account Charges 2.15% ..............................              37,955         1.111               42,177
    Separate Account Charges 2.20% ..............................              56,526         1.057               59,761

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.25% ..............................               1,736      $  1.020         $      1,770
    Separate Account Charges 2.30% ..............................             135,276         1.108              149,960
    Separate Account Charges 2.40% ..............................              42,235         1.067               45,077
    Separate Account Charges 2.45% ..............................                   -         1.018                    -
    Separate Account Charges 2.50% ..............................              23,112         1.105               25,535
    Separate Account Charges 2.65% ..............................                   -         1.016                    -
    Separate Account Charges 2.60% ..............................               5,161         1.066                5,503
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..............................           1,655,495         1.046            1,732,279
    Separate Account Charges 1.70% ..............................             560,048         1.044              584,584
    Separate Account Charges 1.75% ..............................               6,530         1.043                6,810
    Separate Account Charges 1.90% ..............................              75,474         1.040               78,517
    Separate Account Charges 1.95% ..............................           3,393,587         1.039            3,527,126
    Separate Account Charges 2.05% ..............................             481,867         1.046              504,113
    Separate Account Charges 2.10% ..............................           1,700,787         1.037            1,763,388
    Separate Account Charges 2.15% ..............................             135,135         1.036              139,982
    Separate Account Charges 2.20% ..............................             190,746         1.011              192,934
    Separate Account Charges 2.25% ..............................                   -         1.003                    -
    Separate Account Charges 2.30% ..............................             279,803         1.033              289,131
    Separate Account Charges 2.40% ..............................              62,023         1.044               64,762
    Separate Account Charges 2.45% ..............................                   -         1.002                    -
    Separate Account Charges 2.50% ..............................               5,097         1.030                5,249
    Separate Account Charges 2.65% ..............................                   -         1.000                    -
    Separate Account Charges 2.60% ..............................               5,301         1.043                5,529

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             922,208         1.010              931,438
    Separate Account Charges 1.70% ..............................             552,237         1.008              556,403
    Separate Account Charges 1.75% ..............................               4,411         1.007                4,441
    Separate Account Charges 1.90% ..............................             647,590         1.004              650,300
    Separate Account Charges 1.95% ..............................             773,884         1.003              776,415
    Separate Account Charges 2.05% ..............................               7,806         1.034                8,074
    Separate Account Charges 2.10% ..............................             399,575         1.001              399,907
    Separate Account Charges 2.15% ..............................               3,517         1.000                3,516
    Separate Account Charges 2.20% ..............................               2,326         0.990                2,302
    Separate Account Charges 2.25% ..............................                   -         0.992                    -
    Separate Account Charges 2.30% ..............................             378,667         0.997              377,721
    Separate Account Charges 2.40% ..............................                   -         1.032                    -
    Separate Account Charges 2.45% ..............................                   -         0.991                    -
    Separate Account Charges 2.50% ..............................              19,893         0.994               19,777

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer America Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.65% ..............................                   -      $  0.989         $          -
    Separate Account Charges 2.60% ..............................                   -         1.031                    -
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             511,568         1.143              584,784
    Separate Account Charges 1.70% ..............................             254,318         1.140              290,007
    Separate Account Charges 1.75% ..............................                   -         1.139                    -
    Separate Account Charges 1.90% ..............................             445,403         1.137              506,223
    Separate Account Charges 1.95% ..............................             174,655         1.135              198,322
    Separate Account Charges 2.05% ..............................                   -         1.028                    -
    Separate Account Charges 2.10% ..............................             867,663         1.133              982,848
    Separate Account Charges 2.15% ..............................                   -         1.132                    -
    Separate Account Charges 2.20% ..............................                   -         1.068                    -
    Separate Account Charges 2.25% ..............................                   -         1.020                    -
    Separate Account Charges 2.30% ..............................              56,396         1.129               63,670
    Separate Account Charges 2.40% ..............................                   -         1.026                    -
    Separate Account Charges 2.45% ..............................                   -         1.018                    -
    Separate Account Charges 2.50% ..............................               3,766         1.125                4,238
    Separate Account Charges 2.65% ..............................                   -         1.017                    -
    Separate Account Charges 2.60% ..............................                   -         1.025                    -
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             431,017         1.764              760,499
    Separate Account Charges 1.70% ..............................             109,699         1.760              193,086
    Separate Account Charges 1.75% ..............................               6,377         1.759               11,214
    Separate Account Charges 1.90% ..............................              44,631         1.754               78,296
    Separate Account Charges 1.95% ..............................             352,234         1.753              617,366
    Separate Account Charges 2.05% ..............................                 956         1.297                1,240
    Separate Account Charges 2.10% ..............................             362,843         1.748              634,417
    Separate Account Charges 2.15% ..............................               7,982         1.747               13,944
    Separate Account Charges 2.20% ..............................                   -         1.593                    -
    Separate Account Charges 2.25% ..............................                   -         1.142                    -
    Separate Account Charges 2.30% ..............................             221,462         1.743              385,934
    Separate Account Charges 2.40% ..............................                   -         1.295                    -
    Separate Account Charges 2.45% ..............................                   -         1.141                    -
    Separate Account Charges 2.50% ..............................              15,206         1.737               26,410
    Separate Account Charges 2.65% ..............................                   -         1.139                    -
    Separate Account Charges 2.60% ..............................               4,136         1.294                5,350

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           1,018,570      $  1.377         $  1,402,225
    Separate Account Charges 1.70% ..............................             492,774         1.373              676,734
    Separate Account Charges 1.75% ..............................                   -         1.372                    -
    Separate Account Charges 1.90% ..............................             298,133         1.369              408,065
    Separate Account Charges 1.95% ..............................             623,014         1.367              851,973
    Separate Account Charges 2.05% ..............................               6,284         1.127                7,082
    Separate Account Charges 2.10% ..............................             363,631         1.364              496,064
    Separate Account Charges 2.15% ..............................               2,634         1.363                3,590
    Separate Account Charges 2.20% ..............................                   -         1.261                    -
    Separate Account Charges 2.25% ..............................                   -         1.132                    -
    Separate Account Charges 2.30% ..............................             206,715         1.360              281,061
    Separate Account Charges 2.40% ..............................                   -         1.125                    -
    Separate Account Charges 2.45% ..............................                   -         1.131                    -
    Separate Account Charges 2.50% ..............................               9,677         1.355               13,113
    Separate Account Charges 2.65% ..............................                   -         1.129                    -
    Separate Account Charges 2.60% ..............................                   -         1.124                    -
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              22,714         1.493               33,916
    Separate Account Charges 1.70% ..............................              17,995         1.490               26,804
    Separate Account Charges 1.75% ..............................                   -         1.488                    -
    Separate Account Charges 1.90% ..............................                   -         1.485                    -
    Separate Account Charges 1.95% ..............................              42,883         1.483               63,606
    Separate Account Charges 2.05% ..............................                   -         1.179                    -
    Separate Account Charges 2.10% ..............................              73,687         1.480              109,030
    Separate Account Charges 2.15% ..............................                   -         1.478                    -
    Separate Account Charges 2.20% ..............................                   -         1.379                    -
    Separate Account Charges 2.25% ..............................                   -         1.192                    -
    Separate Account Charges 2.30% ..............................              57,688         1.475               85,074
    Separate Account Charges 2.40% ..............................                   -         1.177                    -
    Separate Account Charges 2.45% ..............................                   -         1.190                    -
    Separate Account Charges 2.50% ..............................               5,245         1.470                7,710
    Separate Account Charges 2.65% ..............................                   -         1.188                    -
    Separate Account Charges 2.60% ..............................                   -         1.176                    -
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             447,313         1.324              592,409
    Separate Account Charges 1.70% ..............................             532,036         1.321              702,902
    Separate Account Charges 1.75% ..............................              42,109         1.320               55,581
    Separate Account Charges 1.90% ..............................             116,457         1.317              153,344
    Separate Account Charges 1.95% ..............................             977,146         1.316            1,285,468

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.05% ..............................               4,932      $  1.092         $      5,386
    Separate Account Charges 2.10% ..............................             859,224         1.312            1,127,597
    Separate Account Charges 2.15% ..............................              27,379         1.311               35,897
    Separate Account Charges 2.20% ..............................                   -         1.227                    -
    Separate Account Charges 2.25% ..............................                   -         1.103                    -
    Separate Account Charges 2.30% ..............................             447,061         1.308              584,732
    Separate Account Charges 2.40% ..............................                   -         1.090                    -
    Separate Account Charges 2.45% ..............................                   -         1.101                    -
    Separate Account Charges 2.50% ..............................              36,417         1.304               47,472
    Separate Account Charges 2.65% ..............................                   -         1.100                    -
    Separate Account Charges 2.60% ..............................               6,968         1.089                7,588
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             344,922         1.208              416,725
    Separate Account Charges 1.70% ..............................              70,236         1.205               84,652
    Separate Account Charges 1.75% ..............................                   -         1.204                    -
    Separate Account Charges 1.90% ..............................              57,772         1.201               69,398
    Separate Account Charges 1.95% ..............................             142,373         1.200              170,869
    Separate Account Charges 2.05% ..............................                   -         1.083                    -
    Separate Account Charges 2.10% ..............................             147,916         1.197              177,092
    Separate Account Charges 2.15% ..............................                   -         1.196                    -
    Separate Account Charges 2.20% ..............................                   -         1.129                    -
    Separate Account Charges 2.25% ..............................                   -         1.060                    -
    Separate Account Charges 2.30% ..............................              28,890         1.193               34,474
    Separate Account Charges 2.40% ..............................                   -         1.081                    -
    Separate Account Charges 2.45% ..............................                   -         1.058                    -
    Separate Account Charges 2.50% ..............................               7,375         1.189                8,771
    Separate Account Charges 2.65% ..............................                   -         1.056                    -
    Separate Account Charges 2.60% ..............................                   -         1.080                    -
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           2,750,931         1.223            3,363,820
    Separate Account Charges 1.70% ..............................             732,713         1.220              893,779
    Separate Account Charges 1.75% ..............................              33,712         1.219               41,085
    Separate Account Charges 1.90% ..............................             164,624         1.216              200,143
    Separate Account Charges 1.95% ..............................           1,130,616         1.215            1,373,306
    Separate Account Charges 2.05% ..............................               8,025         1.087                8,722
    Separate Account Charges 2.10% ..............................           1,035,150         1.212            1,254,299
    Separate Account Charges 2.15% ..............................              31,242         1.211               37,822
    Separate Account Charges 2.20% ..............................                   -         1.139                    -
    Separate Account Charges 2.25% ..............................                   -         1.031                    -
    Separate Account Charges 2.30% ..............................             391,936         1.208              473,328
    Separate Account Charges 2.40% ..............................                   -         1.085                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.030         $          -
    Separate Account Charges 2.50% ..............................              33,179         1.204               39,936
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.084                    -
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              95,523         1.504              143,641
    Separate Account Charges 1.70% ..............................              59,613         1.500               89,424
    Separate Account Charges 1.75% ..............................                   -         1.499                    -
    Separate Account Charges 1.90% ..............................                   -         1.495                    -
    Separate Account Charges 1.95% ..............................             120,375         1.494              179,807
    Separate Account Charges 2.05% ..............................                   -         1.172                    -
    Separate Account Charges 2.10% ..............................              54,321         1.490               80,945
    Separate Account Charges 2.15% ..............................              14,869         1.489               22,136
    Separate Account Charges 2.20% ..............................                   -         1.387                    -
    Separate Account Charges 2.25% ..............................                   -         1.180                    -
    Separate Account Charges 2.30% ..............................             154,680         1.485              229,725
    Separate Account Charges 2.40% ..............................                   -         1.170                    -
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................               4,585         1.480                6,786
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.169                    -
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             742,776         1.587            1,178,737
    Separate Account Charges 1.70% ..............................             398,087         1.583              630,202
    Separate Account Charges 1.75% ..............................               6,949         1.582               10,991
    Separate Account Charges 1.90% ..............................             318,854         1.578              503,081
    Separate Account Charges 1.95% ..............................             653,352         1.576            1,029,913
    Separate Account Charges 2.05% ..............................              13,629         1.146               15,612
    Separate Account Charges 2.10% ..............................             335,227         1.572              527,146
    Separate Account Charges 2.15% ..............................               7,542         1.571               11,848
    Separate Account Charges 2.20% ..............................               1,619         1.430                2,314
    Separate Account Charges 2.25% ..............................                   -         1.170                    -
    Separate Account Charges 2.30% ..............................             104,871         1.567              164,358
    Separate Account Charges 2.40% ..............................               5,968         1.143                6,824
    Separate Account Charges 2.45% ..............................                   -         1.168                    -
    Separate Account Charges 2.50% ..............................              19,694         1.562               30,763
    Separate Account Charges 2.65% ..............................                   -         1.166                    -
    Separate Account Charges 2.60% ..............................                   -         1.142                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             377,337      $  1.095         $    413,351
    Separate Account Charges 1.70% ..............................              48,545         1.094               53,114
    Separate Account Charges 1.75% ..............................                   -         1.094                    -
    Separate Account Charges 1.90% ..............................             147,395         1.092              161,015
    Separate Account Charges 1.95% ..............................             273,641         1.092              298,805
    Separate Account Charges 2.05% ..............................               5,316         1.072                5,699
    Separate Account Charges 2.10% ..............................             342,123         1.091              373,141
    Separate Account Charges 2.15% ..............................               1,092         1.090                1,191
    Separate Account Charges 2.20% ..............................               2,106         1.090                2,295
    Separate Account Charges 2.25% ..............................                   -         1.089                    -
    Separate Account Charges 2.30% ..............................             226,868         1.089              247,043
    Separate Account Charges 2.40% ..............................               6,264         1.070                6,702
    Separate Account Charges 2.45% ..............................                   -         1.088                    -
    Separate Account Charges 2.50% ..............................              24,687         1.087               26,840
    Separate Account Charges 2.65% ..............................                   -         1.086                    -
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.55% ..............................              43,189         1.002               43,257
    Separate Account Charges 1.70% ..............................              22,256         1.000               22,265
    Separate Account Charges 1.75% ..............................              13,548         1.000               13,548
    Separate Account Charges 1.90% ..............................              20,554         0.999               20,530
    Separate Account Charges 1.95% ..............................             174,351         0.998              174,073
    Separate Account Charges 2.05% ..............................                   -         0.994                    -
    Separate Account Charges 2.10% ..............................              44,401         0.997               44,277
    Separate Account Charges 2.15% ..............................                   -         0.997                    -
    Separate Account Charges 2.20% ..............................               1,156         0.996                1,152
    Separate Account Charges 2.25% ..............................                   -         0.996                    -
    Separate Account Charges 2.30% ..............................             151,439         0.996              150,778
    Separate Account Charges 2.40% ..............................                   -         0.992                    -
    Separate Account Charges 2.45% ..............................                   -         0.994                    -
    Separate Account Charges 2.50% ..............................               4,896         0.994                4,867
    Separate Account Charges 2.65% ..............................                   -         0.993                    -
    Separate Account Charges 2.60% ..............................                   -         0.991                    -
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             265,932         1.074              285,529
    Separate Account Charges 1.70% ..............................              65,806         1.072               70,571
    Separate Account Charges 1.75% ..............................                   -         1.072                    -
    Separate Account Charges 1.90% ..............................              52,237         1.071               55,931
    Separate Account Charges 1.95% ..............................             203,468         1.070              217,769
                                                                                    -         1.070                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.012         $          -
    Separate Account Charges 2.10% ..............................              97,313         1.069              104,029
    Separate Account Charges 2.15% ..............................                   -         1.069                    -
    Separate Account Charges 2.20% ..............................                   -         1.068                    -
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................             103,436         1.067              110,398
    Separate Account Charges 2.40% ..............................               5,339         1.010                5,393
    Separate Account Charges 2.45% ..............................                   -         1.066                    -
    Separate Account Charges 2.50% ..............................                   -         1.066                    -
    Separate Account Charges 2.65% ..............................                   -         1.064                    -
    Separate Account Charges 2.60% ..............................                   -         1.009                    -
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             594,769         1.681              999,851
    Separate Account Charges 1.70% ..............................             400,846         1.677              672,214
    Separate Account Charges 1.75% ..............................              28,482         1.675               47,721
    Separate Account Charges 1.90% ..............................              69,039         1.671              115,393
    Separate Account Charges 1.95% ..............................             426,758         1.670              712,646
    Separate Account Charges 2.05% ..............................               7,106         1.310                9,312
    Separate Account Charges 2.10% ..............................             229,417         1.666              382,176
    Separate Account Charges 2.15% ..............................                   -         1.664                    -
    Separate Account Charges 2.20% ..............................                   -         1.603                    -
    Separate Account Charges 2.25% ..............................                   -         1.240                    -
    Separate Account Charges 2.30% ..............................             118,824         1.660              197,284
    Separate Account Charges 2.40% ..............................                   -         1.308                    -
    Separate Account Charges 2.45% ..............................                   -         1.238                    -
    Separate Account Charges 2.50% ..............................                   -         1.655                    -
    Separate Account Charges 2.65% ..............................                   -         1.236                    -
    Separate Account Charges 2.60% ..............................                   -         1.306                    -
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             628,747         1.599            1,005,439
    Separate Account Charges 1.70% ..............................             144,559         1.595              230,606
    Separate Account Charges 1.75% ..............................              35,275         1.594               56,222
    Separate Account Charges 1.90% ..............................              36,326         1.590               57,756
    Separate Account Charges 1.95% ..............................             343,651         1.588              545,890
    Separate Account Charges 2.05% ..............................               8,047         1.156                9,301
    Separate Account Charges 2.10% ..............................             182,954         1.585              289,917
    Separate Account Charges 2.15% ..............................               5,915         1.583                9,365
    Separate Account Charges 2.20% ..............................                   -         1.416                    -
    Separate Account Charges 2.25% ..............................                   -         1.137                    -
    Separate Account Charges 2.30% ..............................              67,040         1.579              105,882
    Separate Account Charges 2.40% ..............................                   -         1.154                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.135         $          -
    Separate Account Charges 2.50% ..............................               2,473         1.574                3,893
    Separate Account Charges 2.65% ..............................                   -         1.133                    -
    Separate Account Charges 2.60% ..............................                   -         1.152                    -
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              37,764         1.433               54,104
    Separate Account Charges 1.70% ..............................              24,898         1.429               35,584
    Separate Account Charges 1.75% ..............................              27,133         1.428               38,743
    Separate Account Charges 1.90% ..............................                   -         1.424                    -
    Separate Account Charges 1.95% ..............................              51,724         1.423               73,611
    Separate Account Charges 2.05% ..............................                   -         1.110                    -
    Separate Account Charges 2.10% ..............................              60,591         1.420               86,021
    Separate Account Charges 2.15% ..............................                   -         1.418                    -
    Separate Account Charges 2.20% ..............................                   -         1.299                    -
    Separate Account Charges 2.25% ..............................                   -         1.089                    -
    Separate Account Charges 2.30% ..............................              27,370         1.415               38,727
    Separate Account Charges 2.40% ..............................                   -         1.108                    -
    Separate Account Charges 2.45% ..............................                   -         1.087                    -
    Separate Account Charges 2.50% ..............................                   -         1.410                    -
    Separate Account Charges 2.65% ..............................                   -         1.086                    -
    Separate Account Charges 2.60% ..............................                   -         1.106                    -
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           2,610,032         1.179            3,077,794
    Separate Account Charges 1.70% ..............................             574,253         1.176              675,522
    Separate Account Charges 1.75% ..............................              26,542         1.175               31,195
    Separate Account Charges 1.90% ..............................             195,674         1.172              229,416
    Separate Account Charges 1.95% ..............................           1,544,395         1.171            1,809,055
    Separate Account Charges 2.05% ..............................              20,455         1.100               22,505
    Separate Account Charges 2.10% ..............................           1,077,272         1.169            1,258,835
    Separate Account Charges 2.15% ..............................              15,302         1.167               17,864
    Separate Account Charges 2.20% ..............................               3,074         1.123                3,453
    Separate Account Charges 2.25% ..............................                   -         1.058                    -
    Separate Account Charges 2.30% ..............................             890,221         1.165            1,036,782
    Separate Account Charges 2.40% ..............................               3,638         1.098                3,995
    Separate Account Charges 2.45% ..............................                   -         1.056                    -
    Separate Account Charges 2.50% ..............................              45,232         1.161               52,504
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................               6,826         1.097                7,487

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             565,426      $  1.307         $    738,992
    Separate Account Charges 1.70% ..............................              92,974         1.304              121,219
    Separate Account Charges 1.75% ..............................                   -         1.303                    -
    Separate Account Charges 1.90% ..............................              93,668         1.299              121,718
    Separate Account Charges 1.95% ..............................             687,784         1.298              892,929
    Separate Account Charges 2.05% ..............................               3,900         1.088                4,243
    Separate Account Charges 2.10% ..............................             647,886         1.295              839,096
    Separate Account Charges 2.15% ..............................                   -         1.294                    -
    Separate Account Charges 2.20% ..............................                   -         1.219                    -
    Separate Account Charges 2.25% ..............................                   -         1.088                    -
    Separate Account Charges 2.30% ..............................             440,802         1.291              568,999
    Separate Account Charges 2.40% ..............................                   -         1.086                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              20,017         1.287               25,753
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................               7,012         1.085                7,607

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.55% ..............................             146,420         1.480              216,689
    Separate Account Charges 1.70% ..............................                   -         1.476                    -
    Separate Account Charges 1.75% ..............................                   -         1.475                    -
    Separate Account Charges 1.90% ..............................                   -         1.471                    -
    Separate Account Charges 1.95% ..............................             141,582         1.470              208,130
    Separate Account Charges 2.05% ..............................                   -         1.161                    -
    Separate Account Charges 2.10% ..............................              29,664         1.466               43,501
    Separate Account Charges 2.15% ..............................                   -         1.465                    -
    Separate Account Charges 2.20% ..............................                   -         1.342                    -
    Separate Account Charges 2.25% ..............................                   -         1.150                    -
    Separate Account Charges 2.30% ..............................               9,265         1.462               13,541
    Separate Account Charges 2.40% ..............................                   -         1.159                    -
    Separate Account Charges 2.45% ..............................                   -         1.148                    -
    Separate Account Charges 2.50% ..............................                   -         1.457                    -
    Separate Account Charges 2.65% ..............................                   -         1.147                    -
    Separate Account Charges 2.60% ..............................                   -         1.157                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.55% ..............................             929,388      $  1.777         $  1,651,476
    Separate Account Charges 1.70% ..............................             249,678         1.773              442,586
    Separate Account Charges 1.75% ..............................               2,066         1.771                3,660
    Separate Account Charges 1.90% ..............................              31,962         1.767               56,467
    Separate Account Charges 1.95% ..............................             971,208         1.765            1,714,271
    Separate Account Charges 2.05% ..............................              72,299         1.195               86,394
    Separate Account Charges 2.10% ..............................             384,308         1.761              676,683
    Separate Account Charges 2.15% ..............................              90,101         1.759              158,505
    Separate Account Charges 2.20% ..............................              40,231         1.574               63,336
    Separate Account Charges 2.25% ..............................               1,569         1.180                1,851
    Separate Account Charges 2.30% ..............................             719,606         1.755            1,262,843
    Separate Account Charges 2.40% ..............................              18,970         1.193               22,625
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................              10,389         1.749               18,170
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.191                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.55% ..............................             324,478         1.398              453,515
    Separate Account Charges 1.70% ..............................              97,867         1.394              136,454
    Separate Account Charges 1.75% ..............................                   -         1.393                    -
    Separate Account Charges 1.90% ..............................              16,740         1.390               23,263
    Separate Account Charges 1.95% ..............................             896,442         1.388            1,244,573
    Separate Account Charges 2.05% ..............................              56,696         1.059               60,033
    Separate Account Charges 2.10% ..............................             416,678         1.385              577,083
    Separate Account Charges 2.15% ..............................                   -         1.384                    -
    Separate Account Charges 2.20% ..............................              86,014         1.253              107,757
    Separate Account Charges 2.25% ..............................                   -         1.053                    -
    Separate Account Charges 2.30% ..............................               3,351         1.380                4,626
    Separate Account Charges 2.40% ..............................                   -         1.057                    -
    Separate Account Charges 2.45% ..............................                   -         1.051                    -
    Separate Account Charges 2.50% ..............................              26,950         1.376               37,076
    Separate Account Charges 2.65% ..............................                   -         1.050                    -
    Separate Account Charges 2.60% ..............................                   -         1.056                    -
  Investors Fund - Class I
    Separate Account Charges 1.55% ..............................             198,121         1.385              274,315
    Separate Account Charges 1.70% ..............................              33,775         1.381               46,651
    Separate Account Charges 1.75% ..............................                   -         1.380                    -
    Separate Account Charges 1.90% ..............................              15,274         1.377               21,026

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I (continued)
    Separate Account Charges 1.95% ..............................             699,397      $  1.375         $    961,905
    Separate Account Charges 2.05% ..............................              37,417         1.081               40,458
    Separate Account Charges 2.10% ..............................             144,040         1.372              197,620
    Separate Account Charges 2.15% ..............................                   -         1.371                    -
    Separate Account Charges 2.20% ..............................              15,160         1.228               18,616
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................             120,062         1.367              164,172
    Separate Account Charges 2.40% ..............................                   -         1.079                    -
    Separate Account Charges 2.45% ..............................                   -         1.067                    -
    Separate Account Charges 2.50% ..............................              13,524         1.363               18,431
    Separate Account Charges 2.65% ..............................                   -         1.065                    -
    Separate Account Charges 2.60% ..............................                   -         1.078                    -
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..............................             184,421         1.295              238,757
    Separate Account Charges 1.70% ..............................              66,252         1.291               85,564
    Separate Account Charges 1.75% ..............................                   -         1.290                    -
    Separate Account Charges 1.90% ..............................               6,453         1.287                8,306
    Separate Account Charges 1.95% ..............................             689,281         1.286              886,412
    Separate Account Charges 2.05% ..............................              75,803         0.992               75,214
    Separate Account Charges 2.10% ..............................             218,006         1.283              279,670
    Separate Account Charges 2.15% ..............................               3,660         1.282                4,691
    Separate Account Charges 2.20% ..............................              22,729         1.161               26,400
    Separate Account Charges 2.25% ..............................                   -         1.004                    -
    Separate Account Charges 2.30% ..............................              77,833         1.279               99,516
    Separate Account Charges 2.40% ..............................                   -         0.990                    -
    Separate Account Charges 2.45% ..............................                   -         1.002                    -
    Separate Account Charges 2.50% ..............................              14,172         1.274               18,059
    Separate Account Charges 2.65% ..............................                   -         1.000                    -
    Separate Account Charges 2.60% ..............................                   -         0.989                    -
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..............................             222,614         1.621              360,817
    Separate Account Charges 1.70% ..............................             111,799         1.617              180,764
    Separate Account Charges 1.75% ..............................                   -         1.615                    -
    Separate Account Charges 1.90% ..............................              16,091         1.611               25,929
    Separate Account Charges 1.95% ..............................             771,298         1.610            1,241,775
    Separate Account Charges 2.05% ..............................             102,886         1.168              120,164
    Separate Account Charges 2.10% ..............................             234,089         1.606              375,965
    Separate Account Charges 2.15% ..............................                   -         1.605                    -
    Separate Account Charges 2.20% ..............................              28,437         1.436               40,835
    Separate Account Charges 2.25% ..............................                   -         1.120                    -
    Separate Account Charges 2.30% ..............................              88,716         1.601              142,008

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 2.40% ..............................               7,372      $  1.166         $      8,594
    Separate Account Charges 2.45% ..............................                   -         1.118                    -
    Separate Account Charges 2.50% ..............................              15,641         1.595               24,952
    Separate Account Charges 2.65% ..............................                   -         1.116                    -
    Separate Account Charges 2.60% ..............................                   -         1.164                    -
  Total Return Fund - Class II
    Separate Account Charges 1.55% ..............................             465,551         1.191              554,327
    Separate Account Charges 1.70% ..............................              85,963         1.188              102,108
    Separate Account Charges 1.75% ..............................               3,777         1.187                4,482
    Separate Account Charges 1.90% ..............................              46,341         1.184               54,860
    Separate Account Charges 1.95% ..............................             233,521         1.183              276,200
    Separate Account Charges 2.05% ..............................                   -         1.055                    -
    Separate Account Charges 2.10% ..............................             237,362         1.180              280,063
    Separate Account Charges 2.15% ..............................                   -         1.179                    -
    Separate Account Charges 2.20% ..............................               3,088         1.117                3,449
    Separate Account Charges 2.25% ..............................                   -         1.044                    -
    Separate Account Charges 2.30% ..............................              39,985         1.176               47,021
    Separate Account Charges 2.40% ..............................                   -         1.053                    -
    Separate Account Charges 2.45% ..............................                   -         1.043                    -
    Separate Account Charges 2.50% ..............................               8,916         1.172               10,450
    Separate Account Charges 2.65% ..............................                   -         1.041                    -
    Separate Account Charges 2.60% ..............................                   -         1.052                    -

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.55% ..............................             359,796         1.501              540,234
    Separate Account Charges 1.70% ..............................             199,876         1.498              299,413
    Separate Account Charges 1.75% ..............................                   -         1.497                    -
    Separate Account Charges 1.90% ..............................              32,674         1.493               48,793
    Separate Account Charges 1.95% ..............................             495,080         1.492              738,736
    Separate Account Charges 2.05% ..............................                   -         1.283                    -
    Separate Account Charges 2.10% ..............................             678,304         1.489            1,009,770
    Separate Account Charges 2.15% ..............................              12,828         1.487               19,082
    Separate Account Charges 2.20% ..............................                   -         1.486                    -
    Separate Account Charges 2.25% ..............................                   -         1.213                    -
    Separate Account Charges 2.30% ..............................             277,814         1.484              412,289
    Separate Account Charges 2.40% ..............................                   -         1.281                    -
    Separate Account Charges 2.45% ..............................              25,705         1.211               31,127
    Separate Account Charges 2.50% ..............................               3,415         1.479                5,053
    Separate Account Charges 2.65% ..............................                   -         1.209                    -
    Separate Account Charges 2.60% ..............................                   -         1.279                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Investments VIT Funds (continued)
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................               3,236      $  1.231         $      3,983
    Separate Account Charges 1.70% ..............................              26,208         1.228               32,180
    Separate Account Charges 1.75% ..............................                   -         1.227                    -
    Separate Account Charges 1.90% ..............................                   -         1.224                    -
    Separate Account Charges 1.95% ..............................              42,676         1.223               52,197
    Separate Account Charges 2.05% ..............................                   -         1.078                    -
    Separate Account Charges 2.10% ..............................             196,995         1.220              240,380
    Separate Account Charges 2.15% ..............................                   -         1.219                    -
    Separate Account Charges 2.20% ..............................                   -         1.218                    -
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................               9,424         1.216               11,463
    Separate Account Charges 2.40% ..............................                   -         1.076                    -
    Separate Account Charges 2.45% ..............................              11,916         1.067               12,708
    Separate Account Charges 2.50% ..............................                   -         1.213                    -
    Separate Account Charges 2.65% ..............................                   -         1.065                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              47,547         1.184               56,273
    Separate Account Charges 1.70% ..............................              42,871         1.181               50,621
    Separate Account Charges 1.75% ..............................                   -         1.180                    -
    Separate Account Charges 1.90% ..............................                   -         1.177                    -
    Separate Account Charges 1.95% ..............................             239,052         1.176              281,166
    Separate Account Charges 2.05% ..............................                   -         1.040                    -
    Separate Account Charges 2.10% ..............................             444,742         1.173              521,873
    Separate Account Charges 2.15% ..............................                   -         1.173                    -
    Separate Account Charges 2.20% ..............................                   -         1.172                    -
    Separate Account Charges 2.25% ..............................                   -         1.056                    -
    Separate Account Charges 2.30% ..............................               4,931         1.170                5,768
    Separate Account Charges 2.40% ..............................                   -         1.038                    -
    Separate Account Charges 2.45% ..............................              12,458         1.055               13,141
    Separate Account Charges 2.50% ..............................                   -         1.166                    -
    Separate Account Charges 2.65% ..............................                   -         1.053                    -
    Separate Account Charges 2.60% ..............................                   -         1.037                    -
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.55% ..............................              11,665         1.523               17,763
    Separate Account Charges 1.70% ..............................              74,372         1.519              112,985
    Separate Account Charges 1.75% ..............................                   -         1.518                    -
    Separate Account Charges 1.90% ..............................              12,472         1.514               18,889
    Separate Account Charges 1.95% ..............................             328,732         1.513              497,464

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series I (continued)
  Global Discovery Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.183         $          -
    Separate Account Charges 2.10% ..............................             274,507         1.510              414,438
    Separate Account Charges 2.15% ..............................                   -         1.508                    -
    Separate Account Charges 2.20% ..............................                   -         1.507                    -
    Separate Account Charges 2.25% ..............................               6,528         1.197                7,811
    Separate Account Charges 2.30% ..............................              45,090         1.505               67,861
    Separate Account Charges 2.40% ..............................                   -         1.181                    -
    Separate Account Charges 2.45% ..............................              69,218         1.195               82,695
    Separate Account Charges 2.50% ..............................               3,664         1.500                5,497
    Separate Account Charges 2.65% ..............................                   -         1.193                    -
    Separate Account Charges 2.60% ..............................                   -         1.179                    -
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             281,014         1.222              343,278
    Separate Account Charges 1.70% ..............................              87,997         1.219              107,243
    Separate Account Charges 1.75% ..............................                   -         1.218                    -
    Separate Account Charges 1.90% ..............................              63,218         1.215               76,804
    Separate Account Charges 1.95% ..............................             404,816         1.214              491,430
    Separate Account Charges 2.05% ..............................                   -         1.067                    -
    Separate Account Charges 2.10% ..............................           1,127,975         1.211            1,366,118
    Separate Account Charges 2.15% ..............................              15,697         1.210               18,997
    Separate Account Charges 2.20% ..............................                   -         1.209                    -
    Separate Account Charges 2.25% ..............................             141,107         1.082              152,703
    Separate Account Charges 2.30% ..............................             365,748         1.207              441,587
    Separate Account Charges 2.40% ..............................                   -         1.065                    -
    Separate Account Charges 2.45% ..............................              45,528         1.080               49,191
    Separate Account Charges 2.50% ..............................               4,385         1.204                5,277
    Separate Account Charges 2.65% ..............................                   -         1.079                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.55% ..............................              48,256         1.210               58,377
    Separate Account Charges 1.70% ..............................             187,842         1.207              226,707
    Separate Account Charges 1.75% ..............................                   -         1.206                    -
    Separate Account Charges 1.90% ..............................              14,263         1.203               17,161
    Separate Account Charges 1.95% ..............................             260,499         1.202              313,170
    Separate Account Charges 2.05% ..............................                   -         1.047                    -
    Separate Account Charges 2.10% ..............................             593,343         1.199              711,655
    Separate Account Charges 2.15% ..............................                   -         1.198                    -
    Separate Account Charges 2.20% ..............................                   -         1.198                    -
    Separate Account Charges 2.25% ..............................              16,844         1.040               17,517
    Separate Account Charges 2.30% ..............................              57,274         1.196               68,480

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series I (continued)
  Health Sciences Portfolio - Class B (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.045         $          -
    Separate Account Charges 2.45% ..............................              57,585         1.038               59,788
    Separate Account Charges 2.50% ..............................                 500         1.192                  596
    Separate Account Charges 2.65% ..............................               2,973         1.037                3,082
    Separate Account Charges 2.60% ..............................                   -         1.044                    -
  International Portfolio - Class B
    Separate Account Charges 1.55% ..............................              82,608         1.359              112,262
    Separate Account Charges 1.70% ..............................             132,055         1.356              179,039
    Separate Account Charges 1.75% ..............................                   -         1.355                    -
    Separate Account Charges 1.90% ..............................              61,387         1.352               82,969
    Separate Account Charges 1.95% ..............................             257,824         1.350              348,190
    Separate Account Charges 2.05% ..............................                   -         1.156                    -
    Separate Account Charges 2.10% ..............................             595,000         1.347              801,684
    Separate Account Charges 2.15% ..............................                   -         1.346                    -
    Separate Account Charges 2.20% ..............................                   -         1.345                    -
    Separate Account Charges 2.25% ..............................              18,430         1.139               20,993
    Separate Account Charges 2.30% ..............................             158,815         1.343              213,312
    Separate Account Charges 2.40% ..............................                   -         1.154                    -
    Separate Account Charges 2.45% ..............................              21,487         1.137               24,437
    Separate Account Charges 2.50% ..............................               3,933         1.339                5,266
    Separate Account Charges 2.65% ..............................                   -         1.135                    -
    Separate Account Charges 2.60% ..............................                   -         1.152                    -

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              57,968         1.191               69,032
    Separate Account Charges 1.70% ..............................               6,977         1.188                8,289
    Separate Account Charges 1.75% ..............................                   -         1.187                    -
    Separate Account Charges 1.90% ..............................                 551         1.184                  653
    Separate Account Charges 1.95% ..............................              65,105         1.183               77,048
    Separate Account Charges 2.05% ..............................                   -         1.066                    -
    Separate Account Charges 2.10% ..............................             267,008         1.181              315,248
    Separate Account Charges 2.15% ..............................                   -         1.180                    -
    Separate Account Charges 2.20% ..............................                   -         1.179                    -
    Separate Account Charges 2.25% ..............................                   -         1.045                    -
    Separate Account Charges 2.30% ..............................                   -         1.177                    -
    Separate Account Charges 2.40% ..............................                   -         1.064                    -
    Separate Account Charges 2.45% ..............................              15,118         1.044               15,781
    Separate Account Charges 2.50% ..............................                   -         1.173                    -
    Separate Account Charges 2.65% ..............................                   -         1.042                    -
    Separate Account Charges 2.60% ..............................                   -         1.063                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..............................             197,758      $  1.318         $    260,606
    Separate Account Charges 1.70% ..............................             138,589         1.315              182,206
    Separate Account Charges 1.75% ..............................                   -         1.314                    -
    Separate Account Charges 1.90% ..............................              34,953         1.311               45,810
    Separate Account Charges 1.95% ..............................             563,433         1.310              737,876
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................           1,170,698         1.307            1,529,576
    Separate Account Charges 2.15% ..............................                   -         1.306                    -
    Separate Account Charges 2.20% ..............................                   -         1.304                    -
    Separate Account Charges 2.25% ..............................              46,634         1.112               51,878
    Separate Account Charges 2.30% ..............................              76,393         1.302               99,500
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................              76,385         1.111               84,840
    Separate Account Charges 2.50% ..............................               8,191         1.298               10,636
    Separate Account Charges 2.65% ..............................               2,849         1.109                3,160
    Separate Account Charges 2.60% ..............................                   -         1.092                    -
  Scudder Conservative Income Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              88,460         1.043               92,258
    Separate Account Charges 1.70% ..............................             108,334         1.042              112,922
    Separate Account Charges 1.75% ..............................                   -         1.042                    -
    Separate Account Charges 1.90% ..............................                   -         1.042                    -
    Separate Account Charges 1.95% ..............................             382,562         1.041              398,392
    Separate Account Charges 2.05% ..............................                   -         1.041                    -
    Separate Account Charges 2.10% ..............................             285,740         1.041              297,395
    Separate Account Charges 2.15% ..............................                   -         1.041                    -
    Separate Account Charges 2.20% ..............................                   -         1.040                    -
    Separate Account Charges 2.25% ..............................                   -         1.040                    -
    Separate Account Charges 2.30% ..............................                   -         1.040                    -
    Separate Account Charges 2.40% ..............................                   -         1.040                    -
    Separate Account Charges 2.45% ..............................              13,051         1.039               13,566
    Separate Account Charges 2.50% ..............................                   -         1.039                    -
    Separate Account Charges 2.65% ..............................                   -         1.039                    -
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             667,179         1.015              677,388
    Separate Account Charges 1.70% ..............................             521,877         1.013              528,623
    Separate Account Charges 1.75% ..............................                   -         1.012                    -
    Separate Account Charges 1.90% ..............................             353,817         1.010              357,272
    Separate Account Charges 1.95% ..............................           1,057,470         1.009            1,066,949
                                                                                    -         1.008                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Fixed Income Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.043         $          -
    Separate Account Charges 2.10% ..............................           2,100,789         1.007            2,114,688
    Separate Account Charges 2.15% ..............................                   -         1.006                    -
    Separate Account Charges 2.20% ..............................                   -         1.005                    -
    Separate Account Charges 2.25% ..............................              71,133         0.996               70,871
    Separate Account Charges 2.30% ..............................             277,697         1.003              278,658
    Separate Account Charges 2.40% ..............................                   -         1.041                    -
    Separate Account Charges 2.45% ..............................              63,366         0.995               63,033
    Separate Account Charges 2.50% ..............................                   -         1.000                    -
    Separate Account Charges 2.65% ..............................               1,829         0.993                1,816
    Separate Account Charges 2.60% ..............................                   -         1.040                    -
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..............................              58,679         1.332               78,133
    Separate Account Charges 1.70% ..............................              71,208         1.328               94,595
    Separate Account Charges 1.75% ..............................              61,511         1.327               81,649
    Separate Account Charges 1.90% ..............................               2,957         1.324                3,916
    Separate Account Charges 1.95% ..............................             319,330         1.323              422,557
    Separate Account Charges 2.05% ..............................                   -         1.160                    -
    Separate Account Charges 2.10% ..............................             456,849         1.320              603,111
    Separate Account Charges 2.15% ..............................                   -         1.319                    -
    Separate Account Charges 2.20% ..............................                   -         1.318                    -
    Separate Account Charges 2.25% ..............................              25,819         1.125               29,053
    Separate Account Charges 2.30% ..............................              85,426         1.316              112,425
    Separate Account Charges 2.40% ..............................                   -         1.158                    -
    Separate Account Charges 2.45% ..............................              93,885         1.123              105,476
    Separate Account Charges 2.50% ..............................                 475         1.312                  624
    Separate Account Charges 2.65% ..............................                   -         1.122                    -
    Separate Account Charges 2.60% ..............................                   -         1.157                    -
  Scudder Growth & Income Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              90,848         1.078               97,910
    Separate Account Charges 1.70% ..............................             567,783         1.077              611,580
    Separate Account Charges 1.75% ..............................                   -         1.077                    -
    Separate Account Charges 1.90% ..............................                   -         1.076                    -
    Separate Account Charges 1.95% ..............................           1,083,858         1.076            1,166,371
    Separate Account Charges 2.05% ..............................                   -         1.076                    -
    Separate Account Charges 2.10% ..............................           1,915,919         1.076            2,060,625
    Separate Account Charges 2.15% ..............................                   -         1.075                    -
    Separate Account Charges 2.20% ..............................                   -         1.075                    -
    Separate Account Charges 2.25% ..............................             309,893         1.075              333,113
    Separate Account Charges 2.30% ..............................             119,674         1.075              128,615
    Separate Account Charges 2.40% ..............................                   -         1.074                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Growth & Income Strategy Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.074         $          -
    Separate Account Charges 2.50% ..............................                   -         1.074                    -
    Separate Account Charges 2.65% ..............................                   -         1.073                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              33,924         1.146               38,870
    Separate Account Charges 1.70% ..............................              15,820         1.143               18,085
    Separate Account Charges 1.75% ..............................                   -         1.142                    -
    Separate Account Charges 1.90% ..............................              54,686         1.140               62,318
    Separate Account Charges 1.95% ..............................             417,706         1.139              475,636
    Separate Account Charges 2.05% ..............................                   -         1.027                    -
    Separate Account Charges 2.10% ..............................             407,361         1.136              462,771
    Separate Account Charges 2.15% ..............................                   -         1.135                    -
    Separate Account Charges 2.20% ..............................                   -         1.134                    -
    Separate Account Charges 2.25% ..............................               9,625         1.043               10,042
    Separate Account Charges 2.30% ..............................             186,872         1.132              211,628
    Separate Account Charges 2.40% ..............................                   -         1.025                    -
    Separate Account Charges 2.45% ..............................              10,816         1.042               11,267
    Separate Account Charges 2.50% ..............................                   -         1.129                    -
    Separate Account Charges 2.65% ..............................               1,926         1.040                2,003
    Separate Account Charges 2.60% ..............................                   -         1.024                    -
  Scudder Growth Strategy Portfolio Class B
    Separate Account Charges 1.55% ..............................           1,056,279         1.097            1,158,353
    Separate Account Charges 1.70% ..............................             962,429         1.096            1,054,839
    Separate Account Charges 1.75% ..............................                   -         1.096                    -
    Separate Account Charges 1.90% ..............................              48,722         1.095               53,360
    Separate Account Charges 1.95% ..............................           1,129,270         1.095            1,236,545
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................             919,471         1.094            1,006,256
    Separate Account Charges 2.15% ..............................              55,272         1.094               60,477
    Separate Account Charges 2.20% ..............................                   -         1.094                    -
    Separate Account Charges 2.25% ..............................              72,711         1.094               79,529
    Separate Account Charges 2.30% ..............................             184,960         1.094              202,264
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................                   -         1.093                    -
    Separate Account Charges 2.50% ..............................                   -         1.093                    -
    Separate Account Charges 2.65% ..............................                   -         1.092                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             247,661      $  1.207         $    299,033
    Separate Account Charges 1.70% ..............................             200,926         1.205              242,036
    Separate Account Charges 1.75% ..............................              32,512         1.204               39,134
    Separate Account Charges 1.90% ..............................             103,553         1.201              124,352
    Separate Account Charges 1.95% ..............................             699,155         1.200              838,922
    Separate Account Charges 2.05% ..............................                   -         1.103                    -
    Separate Account Charges 2.10% ..............................           1,114,907         1.197            1,334,668
    Separate Account Charges 2.15% ..............................                   -         1.196                    -
    Separate Account Charges 2.20% ..............................                   -         1.195                    -
    Separate Account Charges 2.25% ..............................               8,208         1.085                8,909
    Separate Account Charges 2.30% ..............................             196,509         1.193              234,510
    Separate Account Charges 2.40% ..............................                   -         1.101                    -
    Separate Account Charges 2.45% ..............................             119,584         1.084              129,596
    Separate Account Charges 2.50% ..............................              17,557         1.190               20,887
    Separate Account Charges 2.65% ..............................               1,787         1.082                1,933
    Separate Account Charges 2.60% ..............................                   -         1.100                    -
  Scudder Income & Growth Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              38,576         1.060               40,885
    Separate Account Charges 1.70% ..............................             526,320         1.059              557,503
    Separate Account Charges 1.75% ..............................                   -         1.059                    -
    Separate Account Charges 1.90% ..............................               8,761         1.058                9,274
    Separate Account Charges 1.95% ..............................             428,366         1.058              453,323
    Separate Account Charges 2.05% ..............................                   -         1.058                    -
    Separate Account Charges 2.10% ..............................             607,758         1.058              642,803
    Separate Account Charges 2.15% ..............................                   -         1.057                    -
    Separate Account Charges 2.20% ..............................                   -         1.057                    -
    Separate Account Charges 2.25% ..............................                   -         1.057                    -
    Separate Account Charges 2.30% ..............................             591,288         1.057              624,915
    Separate Account Charges 2.40% ..............................                   -         1.056                    -
    Separate Account Charges 2.45% ..............................              97,069         1.056              102,532
    Separate Account Charges 2.50% ..............................                   -         1.056                    -
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................                   -         1.056                    -
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................              77,487         1.407              108,996
    Separate Account Charges 1.70% ..............................              71,401         1.403              100,202
    Separate Account Charges 1.75% ..............................              32,029         1.402               44,912
    Separate Account Charges 1.90% ..............................              11,116         1.399               15,550
    Separate Account Charges 1.95% ..............................             467,194         1.398              653,084
                                                                                    -         1.397                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder International Select Equity Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.168         $          -
    Separate Account Charges 2.10% ..............................             738,349         1.395            1,029,709
    Separate Account Charges 2.15% ..............................                   -         1.393                    -
    Separate Account Charges 2.20% ..............................                   -         1.392                    -
    Separate Account Charges 2.25% ..............................              44,807         1.152               51,610
    Separate Account Charges 2.30% ..............................             112,799         1.390              156,823
    Separate Account Charges 2.40% ..............................                   -         1.166                    -
    Separate Account Charges 2.45% ..............................              15,595         1.150               17,934
    Separate Account Charges 2.50% ..............................               9,682         1.386               13,419
    Separate Account Charges 2.65% ..............................                   -         1.148                    -
    Separate Account Charges 2.60% ..............................                   -         1.164                    -
  Scudder Mercury Large Cap Core Portfolio Class B
    Separate Account Charges 1.55% ..............................                   -         1.037                    -
    Separate Account Charges 1.70% ..............................               4,468         1.037                4,632
    Separate Account Charges 1.75% ..............................                   -         1.037                    -
    Separate Account Charges 1.90% ..............................              51,132         1.037               53,000
    Separate Account Charges 1.95% ..............................                   -         1.036                    -
    Separate Account Charges 2.05% ..............................                   -         1.036                    -
    Separate Account Charges 2.10% ..............................                   -         1.036                    -
    Separate Account Charges 2.15% ..............................                   -         1.036                    -
    Separate Account Charges 2.20% ..............................                   -         1.036                    -
    Separate Account Charges 2.25% ..............................                   -         1.036                    -
    Separate Account Charges 2.30% ..............................                   -         1.036                    -
    Separate Account Charges 2.40% ..............................                   -         1.036                    -
    Separate Account Charges 2.45% ..............................                   -         1.036                    -
    Separate Account Charges 2.50% ..............................                   -         1.036                    -
    Separate Account Charges 2.65% ..............................                   -         1.036                    -
    Separate Account Charges 2.60% ..............................                   -         1.036                    -
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.55% ..............................             871,384         0.982              856,018
    Separate Account Charges 1.70% ..............................             434,341         0.980              425,686
    Separate Account Charges 1.75% ..............................                   -         0.979                    -
    Separate Account Charges 1.90% ..............................              82,461         0.977               80,564
    Separate Account Charges 1.95% ..............................             183,680         0.976              179,315
    Separate Account Charges 2.05% ..............................                   -         0.993                    -
    Separate Account Charges 2.10% ..............................             706,446         0.974              688,036
    Separate Account Charges 2.15% ..............................                   -         0.973                    -
    Separate Account Charges 2.20% ..............................                   -         0.972                    -
    Separate Account Charges 2.25% ..............................              24,864         0.987               24,533
    Separate Account Charges 2.30% ..............................              58,185         0.971               56,491
    Separate Account Charges 2.40% ..............................                   -         0.991                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Money Market Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................                   -      $  0.985         $          -
    Separate Account Charges 2.50% ..............................                   -         0.968                    -
    Separate Account Charges 2.65% ..............................                   -         0.983                    -
    Separate Account Charges 2.60% ..............................                   -         0.990                    -
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              52,869         1.235               65,319
    Separate Account Charges 1.70% ..............................              65,642         1.233               80,911
    Separate Account Charges 1.75% ..............................                   -         1.232                    -
    Separate Account Charges 1.90% ..............................              13,516         1.229               16,608
    Separate Account Charges 1.95% ..............................             226,524         1.228              278,127
    Separate Account Charges 2.05% ..............................                   -         1.081                    -
    Separate Account Charges 2.10% ..............................             488,779         1.225              598,726
    Separate Account Charges 2.15% ..............................                   -         1.224                    -
    Separate Account Charges 2.20% ..............................                   -         1.223                    -
    Separate Account Charges 2.25% ..............................                   -         1.067                    -
    Separate Account Charges 2.30% ..............................              88,772         1.221              108,401
    Separate Account Charges 2.40% ..............................                   -         1.079                    -
    Separate Account Charges 2.45% ..............................              31,644         1.065               33,707
    Separate Account Charges 2.50% ..............................                 526         1.217                  640
    Separate Account Charges 2.65% ..............................               2,070         1.064                2,201
    Separate Account Charges 2.60% ..............................                   -         1.077                    -
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             159,072         1.052              167,399
    Separate Account Charges 1.70% ..............................             307,547         1.050              322,894
    Separate Account Charges 1.75% ..............................               3,395         1.049                3,562
    Separate Account Charges 1.90% ..............................             280,457         1.047              293,533
    Separate Account Charges 1.95% ..............................             455,090         1.046              475,932
    Separate Account Charges 2.05% ..............................                   -         1.102                    -
    Separate Account Charges 2.10% ..............................           1,000,269         1.043            1,043,628
    Separate Account Charges 2.15% ..............................                   -         1.043                    -
    Separate Account Charges 2.20% ..............................                   -         1.042                    -
    Separate Account Charges 2.25% ..............................              32,132         1.058               34,000
    Separate Account Charges 2.30% ..............................             227,178         1.040              236,289
    Separate Account Charges 2.40% ..............................                   -         1.100                    -
    Separate Account Charges 2.45% ..............................              17,881         1.056               18,890
    Separate Account Charges 2.50% ..............................               7,030         1.037                7,289
    Separate Account Charges 2.65% ..............................               1,821         1.055                1,920
    Separate Account Charges 2.60% ..............................                   -         1.099                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................                 998      $  1.217         $      1,215
    Separate Account Charges 1.70% ..............................              34,590         1.215               42,011
    Separate Account Charges 1.75% ..............................                   -         1.214                    -
    Separate Account Charges 1.90% ..............................               9,123         1.211               11,046
    Separate Account Charges 1.95% ..............................             230,133         1.210              278,423
    Separate Account Charges 2.05% ..............................                   -         1.039                    -
    Separate Account Charges 2.10% ..............................             451,658         1.207              545,152
    Separate Account Charges 2.15% ..............................                   -         1.206                    -
    Separate Account Charges 2.20% ..............................                   -         1.205                    -
    Separate Account Charges 2.25% ..............................              16,459         1.047               17,228
    Separate Account Charges 2.30% ..............................              14,463         1.203               17,402
    Separate Account Charges 2.40% ..............................                   -         1.037                    -
    Separate Account Charges 2.45% ..............................              57,561         1.045               60,156
    Separate Account Charges 2.50% ..............................                   -         1.199                    -
    Separate Account Charges 2.65% ..............................               3,123         1.043                3,258
    Separate Account Charges 2.60% ..............................                   -         1.036                    -
  Scudder Templeton Foreign Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................                   -         1.054                    -
    Separate Account Charges 1.70% ..............................              19,724         1.054               20,784
    Separate Account Charges 1.75% ..............................                   -         1.054                    -
    Separate Account Charges 1.90% ..............................              50,309         1.053               53,000
    Separate Account Charges 1.95% ..............................                   -         1.053                    -
    Separate Account Charges 2.05% ..............................                   -         1.053                    -
    Separate Account Charges 2.10% ..............................                   -         1.053                    -
    Separate Account Charges 2.15% ..............................                   -         1.053                    -
    Separate Account Charges 2.20% ..............................                   -         1.053                    -
    Separate Account Charges 2.25% ..............................                   -         1.053                    -
    Separate Account Charges 2.30% ..............................              28,525         1.053               30,036
    Separate Account Charges 2.40% ..............................                   -         1.053                    -
    Separate Account Charges 2.45% ..............................                   -         1.053                    -
    Separate Account Charges 2.50% ..............................                   -         1.053                    -
    Separate Account Charges 2.65% ..............................                   -         1.052                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.55% ..............................             114,599         1.116              127,881
    Separate Account Charges 1.70% ..............................              94,278         1.113              104,960
    Separate Account Charges 1.75% ..............................                   -         1.112                    -
    Separate Account Charges 1.90% ..............................              76,271         1.110               84,647
    Separate Account Charges 1.95% ..............................             654,361         1.109              725,665

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Total Return Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.043         $          -
    Separate Account Charges 2.10% ..............................           1,299,927         1.106            1,438,197
    Separate Account Charges 2.15% ..............................                   -         1.106                    -
    Separate Account Charges 2.20% ..............................                   -         1.105                    -
    Separate Account Charges 2.25% ..............................              76,616         1.034               79,228
    Separate Account Charges 2.30% ..............................              28,622         1.103               31,568
    Separate Account Charges 2.40% ..............................                   -         1.041                    -
    Separate Account Charges 2.45% ..............................              20,852         1.032               21,529
    Separate Account Charges 2.50% ..............................               7,993         1.099                8,789
    Separate Account Charges 2.65% ..............................                   -         1.031                    -
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             333,537         1.273              424,644
    Separate Account Charges 1.70% ..............................             403,848         1.270              512,956
    Separate Account Charges 1.75% ..............................               2,804         1.269                3,559
    Separate Account Charges 1.90% ..............................             270,327         1.266              342,292
    Separate Account Charges 1.95% ..............................           1,104,941         1.265            1,397,986
    Separate Account Charges 2.05% ..............................                   -         1.072                    -
    Separate Account Charges 2.10% ..............................           1,631,465         1.262            2,059,348
    Separate Account Charges 2.15% ..............................                   -         1.261                    -
    Separate Account Charges 2.20% ..............................                   -         1.260                    -
    Separate Account Charges 2.25% ..............................              69,501         1.069               74,332
    Separate Account Charges 2.30% ..............................             203,026         1.258              255,476
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................              97,222         1.068              103,814
    Separate Account Charges 2.50% ..............................               4,067         1.254                5,101
    Separate Account Charges 2.65% ..............................                   -         1.066                    -
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.55% ..............................             150,927         1.243              187,577
    Separate Account Charges 1.70% ..............................              21,352         1.240               26,475
    Separate Account Charges 1.75% ..............................                   -         1.239                    -
    Separate Account Charges 1.90% ..............................              23,319         1.236               28,823
    Separate Account Charges 1.95% ..............................             338,535         1.235              418,120
    Separate Account Charges 2.05% ..............................                   -         1.093                    -
    Separate Account Charges 2.10% ..............................             578,377         1.232              712,675
    Separate Account Charges 2.15% ..............................                   -         1.231                    -
    Separate Account Charges 2.20% ..............................                   -         1.230                    -
    Separate Account Charges 2.25% ..............................              16,200         1.062               17,197
    Separate Account Charges 2.30% ..............................              19,512         1.228               23,967
    Separate Account Charges 2.40% ..............................                   -         1.091                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Dreman Financial Services Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................              76,483      $  1.060         $     81,065
    Separate Account Charges 2.50% ..............................                 490         1.225                  600
    Separate Account Charges 2.65% ..............................               2,917         1.058                3,087
    Separate Account Charges 2.60% ..............................                   -         1.089                    -
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................             974,299         1.304            1,270,132
    Separate Account Charges 1.70% ..............................             642,212         1.301              835,267
    Separate Account Charges 1.75% ..............................              52,698         1.300               68,485
    Separate Account Charges 1.90% ..............................             116,870         1.297              151,527
    Separate Account Charges 1.95% ..............................           1,259,728         1.296            1,632,014
    Separate Account Charges 2.05% ..............................                   -         1.124                    -
    Separate Account Charges 2.10% ..............................           1,223,866         1.292            1,581,858
    Separate Account Charges 2.15% ..............................                   -         1.291                    -
    Separate Account Charges 2.20% ..............................                   -         1.290                    -
    Separate Account Charges 2.25% ..............................              18,938         1.116               21,137
    Separate Account Charges 2.30% ..............................             118,167         1.288              152,255
    Separate Account Charges 2.40% ..............................                   -         1.122                    -
    Separate Account Charges 2.45% ..............................              95,210         1.114              106,099
    Separate Account Charges 2.50% ..............................              12,985         1.284               16,679
    Separate Account Charges 2.65% ..............................               4,634         1.113                5,156
    Separate Account Charges 2.60% ..............................                   -         1.121                    -
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             292,978         1.542              451,690
    Separate Account Charges 1.70% ..............................             262,804         1.538              404,218
    Separate Account Charges 1.75% ..............................               2,316         1.537                3,559
    Separate Account Charges 1.90% ..............................             105,153         1.533              161,234
    Separate Account Charges 1.95% ..............................             523,724         1.532              802,410
    Separate Account Charges 2.05% ..............................                   -         1.189                    -
    Separate Account Charges 2.10% ..............................           1,007,495         1.528            1,539,988
    Separate Account Charges 2.15% ..............................              12,514         1.527               19,114
    Separate Account Charges 2.20% ..............................                   -         1.526                    -
    Separate Account Charges 2.25% ..............................              70,133         1.169               81,976
    Separate Account Charges 2.30% ..............................              78,727         1.524              119,963
    Separate Account Charges 2.40% ..............................                   -         1.187                    -
    Separate Account Charges 2.45% ..............................             175,402         1.167              204,694
    Separate Account Charges 2.50% ..............................               4,928         1.519                7,486
    Separate Account Charges 2.65% ..............................               2,750         1.165                3,205
    Separate Account Charges 2.60% ..............................                   -         1.185                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              59,526      $  1.120         $     66,667
    Separate Account Charges 1.70% ..............................              43,718         1.117               48,848
    Separate Account Charges 1.75% ..............................                   -         1.116                    -
    Separate Account Charges 1.90% ..............................              39,958         1.114               44,507
    Separate Account Charges 1.95% ..............................             232,599         1.113              258,879
    Separate Account Charges 2.05% ..............................                   -         1.025                    -
    Separate Account Charges 2.10% ..............................             618,821         1.110              687,123
    Separate Account Charges 2.15% ..............................                   -         1.109                    -
    Separate Account Charges 2.20% ..............................                   -         1.109                    -
    Separate Account Charges 2.25% ..............................              17,011         1.012               17,223
    Separate Account Charges 2.30% ..............................              65,677         1.107               72,699
    Separate Account Charges 2.40% ..............................                   -         1.023                    -
    Separate Account Charges 2.45% ..............................              75,942         1.011               76,766
    Separate Account Charges 2.50% ..............................                   -         1.103                    -
    Separate Account Charges 2.65% ..............................               3,145         1.009                3,174
    Separate Account Charges 2.60% ..............................                   -         1.022                    -
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              16,996         1.267               21,533
    Separate Account Charges 1.70% ..............................               3,174         1.264                4,012
    Separate Account Charges 1.75% ..............................                   -         1.263                    -
    Separate Account Charges 1.90% ..............................              10,452         1.260               13,169
    Separate Account Charges 1.95% ..............................              54,417         1.259               68,512
    Separate Account Charges 2.05% ..............................                   -         1.110                    -
    Separate Account Charges 2.10% ..............................             326,211         1.256              409,755
    Separate Account Charges 2.15% ..............................                   -         1.255                    -
    Separate Account Charges 2.20% ..............................                   -         1.254                    -
    Separate Account Charges 2.25% ..............................              15,073         1.106               16,672
    Separate Account Charges 2.30% ..............................                   -         1.252                    -
    Separate Account Charges 2.40% ..............................                   -         1.108                    -
    Separate Account Charges 2.45% ..............................              31,673         1.104               34,978
    Separate Account Charges 2.50% ..............................                   -         1.248                    -
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.107                    -
  Scudder Government & Agency Securities Portfolio - Class B
    Separate Account Charges 1.55% ..............................             136,757         1.015              138,858
    Separate Account Charges 1.70% ..............................             113,691         1.013              115,169
    Separate Account Charges 1.75% ..............................                   -         1.012                    -
    Separate Account Charges 1.90% ..............................              64,524         1.010               65,159
    Separate Account Charges 1.95% ..............................             333,060         1.009              336,067

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Government & Agency Securities Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.035         $          -
    Separate Account Charges 2.10% ..............................             418,300         1.007              421,099
    Separate Account Charges 2.15% ..............................                   -         1.006                    -
    Separate Account Charges 2.20% ..............................                   -         1.005                    -
    Separate Account Charges 2.25% ..............................               1,952         1.002                1,956
    Separate Account Charges 2.30% ..............................              78,254         1.004               78,532
    Separate Account Charges 2.40% ..............................                   -         1.033                    -
    Separate Account Charges 2.45% ..............................              75,514         1.000               75,519
    Separate Account Charges 2.50% ..............................                   -         1.000                    -
    Separate Account Charges 2.65% ..............................               1,815         0.998                1,812
    Separate Account Charges 2.60% ..............................                   -         1.032                    -
  Scudder Large Cap Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             220,709         1.258              277,632
    Separate Account Charges 1.70% ..............................              57,237         1.255               71,830
    Separate Account Charges 1.75% ..............................                   -         1.254                    -
    Separate Account Charges 1.90% ..............................             125,393         1.251              156,872
    Separate Account Charges 1.95% ..............................             469,896         1.250              587,407
    Separate Account Charges 2.05% ..............................                   -         1.072                    -
    Separate Account Charges 2.10% ..............................             774,168         1.247              965,511
    Separate Account Charges 2.15% ..............................                   -         1.246                    -
    Separate Account Charges 2.20% ..............................                   -         1.245                    -
    Separate Account Charges 2.25% ..............................              19,155         1.082               20,717
    Separate Account Charges 2.30% ..............................              34,677         1.243               43,113
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................             126,409         1.080              136,497
    Separate Account Charges 2.50% ..............................              22,945         1.239               28,438
    Separate Account Charges 2.65% ..............................               2,855         1.078                3,078
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.55% ..............................             193,885         1.229              238,209
    Separate Account Charges 1.70% ..............................             116,242         1.226              142,482
    Separate Account Charges 1.75% ..............................                   -         1.225                    -
    Separate Account Charges 1.90% ..............................              86,208         1.222              105,339
    Separate Account Charges 1.95% ..............................           1,582,657         1.221            1,932,364
    Separate Account Charges 2.05% ..............................                   -         1.071                    -
    Separate Account Charges 2.10% ..............................             831,431         1.218            1,012,766
    Separate Account Charges 2.15% ..............................                   -         1.217                    -
    Separate Account Charges 2.20% ..............................                   -         1.216                    -
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................             151,691         1.214              184,199
    Separate Account Charges 2.40% ..............................                   -         1.069                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Index 500 Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................               8,048      $  1.085         $      8,733
    Separate Account Charges 2.50% ..............................                   -         1.211                    -
    Separate Account Charges 2.65% ..............................                   -         1.083                    -
    Separate Account Charges 2.60% ..............................                   -         1.068                    -
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              17,966         1.293               23,222
    Separate Account Charges 1.70% ..............................                 712         1.290                  919
    Separate Account Charges 1.75% ..............................                   -         1.288                    -
    Separate Account Charges 1.90% ..............................                   -         1.285                    -
    Separate Account Charges 1.95% ..............................               4,219         1.284                5,419
    Separate Account Charges 2.05% ..............................                   -         1.091                    -
    Separate Account Charges 2.10% ..............................              42,563         1.281               54,545
    Separate Account Charges 2.15% ..............................                   -         1.280                    -
    Separate Account Charges 2.20% ..............................                   -         1.279                    -
    Separate Account Charges 2.25% ..............................                 729         1.104                  805
    Separate Account Charges 2.30% ..............................              32,757         1.277               41,847
    Separate Account Charges 2.40% ..............................                   -         1.089                    -
    Separate Account Charges 2.45% ..............................               2,488         1.102                2,743
    Separate Account Charges 2.50% ..............................                   -         1.274                    -
    Separate Account Charges 2.65% ..............................                   -         1.101                    -
    Separate Account Charges 2.60% ..............................                   -         1.088                    -
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................              52,580         1.227               64,534
    Separate Account Charges 1.70% ..............................             150,879         1.224              184,747
    Separate Account Charges 1.75% ..............................               4,425         1.223                5,414
    Separate Account Charges 1.90% ..............................              15,983         1.221               19,509
    Separate Account Charges 1.95% ..............................             221,716         1.220              270,429
    Separate Account Charges 2.05% ..............................                   -         1.098                    -
    Separate Account Charges 2.10% ..............................             470,674         1.217              572,739
    Separate Account Charges 2.15% ..............................                   -         1.216                    -
    Separate Account Charges 2.20% ..............................                   -         1.215                    -
    Separate Account Charges 2.25% ..............................              49,690         1.102               54,778
    Separate Account Charges 2.30% ..............................              89,822         1.213              108,959
    Separate Account Charges 2.40% ..............................                   -         1.096                    -
    Separate Account Charges 2.45% ..............................              67,436         1.101               74,224
    Separate Account Charges 2.50% ..............................              19,876         1.209               24,036
    Separate Account Charges 2.65% ..............................               2,923         1.099                3,213
    Separate Account Charges 2.60% ..............................                   -         1.095                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.55% ..............................              12,619      $  1.229         $     15,513
    Separate Account Charges 1.70% ..............................             146,016         1.226              179,079
    Separate Account Charges 1.75% ..............................                   -         1.225                    -
    Separate Account Charges 1.90% ..............................                   -         1.223                    -
    Separate Account Charges 1.95% ..............................               8,281         1.222               10,117
    Separate Account Charges 2.05% ..............................                   -         1.089                    -
    Separate Account Charges 2.10% ..............................              78,017         1.219               95,087
    Separate Account Charges 2.15% ..............................                   -         1.218                    -
    Separate Account Charges 2.20% ..............................                   -         1.217                    -
    Separate Account Charges 2.25% ..............................                   -         1.109                    -
    Separate Account Charges 2.30% ..............................               8,364         1.215               10,162
    Separate Account Charges 2.40% ..............................                   -         1.087                    -
    Separate Account Charges 2.45% ..............................                   -         1.107                    -
    Separate Account Charges 2.50% ..............................                   -         1.211                    -
    Separate Account Charges 2.65% ..............................                   -         1.105                    -
    Separate Account Charges 2.60% ..............................                   -         1.086                    -
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             247,053         1.300              321,132
    Separate Account Charges 1.70% ..............................              57,376         1.297               74,406
    Separate Account Charges 1.75% ..............................                   -         1.296                    -
    Separate Account Charges 1.90% ..............................             133,258         1.293              172,273
    Separate Account Charges 1.95% ..............................             418,881         1.292              541,099
    Separate Account Charges 2.05% ..............................                   -         1.135                    -
    Separate Account Charges 2.10% ..............................             481,303         1.289              620,282
    Separate Account Charges 2.15% ..............................                   -         1.288                    -
    Separate Account Charges 2.20% ..............................                   -         1.287                    -
    Separate Account Charges 2.25% ..............................              27,660         1.142               31,588
    Separate Account Charges 2.30% ..............................             173,576         1.285              222,997
    Separate Account Charges 2.40% ..............................                   -         1.133                    -
    Separate Account Charges 2.45% ..............................              25,235         1.140               28,773
    Separate Account Charges 2.50% ..............................              11,265         1.281               14,428
    Separate Account Charges 2.65% ..............................                   -         1.138                    -
    Separate Account Charges 2.60% ..............................                   -         1.131                    -
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................              81,031         1.188               96,284
    Separate Account Charges 1.70% ..............................              94,902         1.185              112,501
    Separate Account Charges 1.75% ..............................                   -         1.185                    -
    Separate Account Charges 1.90% ..............................              18,240         1.182               21,555
    Separate Account Charges 1.95% ..............................             128,229         1.181              151,417

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Oak Strategic Equity Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.037         $          -
    Separate Account Charges 2.10% ..............................             288,143         1.178              339,453
    Separate Account Charges 2.15% ..............................                   -         1.177                    -
    Separate Account Charges 2.20% ..............................                   -         1.176                    -
    Separate Account Charges 2.25% ..............................              13,198         1.016               13,411
    Separate Account Charges 2.30% ..............................              93,679         1.174              110,016
    Separate Account Charges 2.40% ..............................                   -         1.035                    -
    Separate Account Charges 2.45% ..............................              21,726         1.015               22,042
    Separate Account Charges 2.50% ..............................              75,702         1.171               88,628
    Separate Account Charges 2.65% ..............................                   -         1.013                    -
    Separate Account Charges 2.60% ..............................                   -         1.034                    -
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              78,405         1.324              103,814
    Separate Account Charges 1.70% ..............................              15,793         1.321               20,863
    Separate Account Charges 1.75% ..............................                   -         1.320                    -
    Separate Account Charges 1.90% ..............................              56,611         1.317               74,549
    Separate Account Charges 1.95% ..............................             181,078         1.316              238,266
    Separate Account Charges 2.05% ..............................                   -         1.108                    -
    Separate Account Charges 2.10% ..............................             604,439         1.313              793,477
    Separate Account Charges 2.15% ..............................                   -         1.312                    -
    Separate Account Charges 2.20% ..............................                   -         1.311                    -
    Separate Account Charges 2.25% ..............................                   -         1.099                    -
    Separate Account Charges 2.30% ..............................              87,324         1.309              114,279
    Separate Account Charges 2.40% ..............................                   -         1.106                    -
    Separate Account Charges 2.45% ..............................              14,670         1.097               16,099
    Separate Account Charges 2.50% ..............................              68,970         1.305               89,978
    Separate Account Charges 2.65% ..............................                   -         1.096                    -
    Separate Account Charges 2.60% ..............................                   -         1.104                    -

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.55% ..............................             477,828         1.093              522,351
    Separate Account Charges 1.70% ..............................             187,147         1.091              204,105
    Separate Account Charges 1.75% ..............................               6,583         1.090                7,174
    Separate Account Charges 1.90% ..............................             101,790         1.087              110,669
    Separate Account Charges 1.95% ..............................             760,579         1.086              826,272
    Separate Account Charges 2.05% ..............................                   -         1.042                    -
    Separate Account Charges 2.10% ..............................           1,078,539         1.084            1,168,952
    Separate Account Charges 2.15% ..............................              26,400         1.083               28,591
    Separate Account Charges 2.20% ..............................                   -         1.082                    -
    Separate Account Charges 2.25% ..............................              19,844         1.017               20,189
    Separate Account Charges 2.30% ..............................              53,907         1.080               58,244

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Alger American Fund (continued)
  Alger American Balanced Portfolio - Class S Shares (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.040         $          -
    Separate Account Charges 2.45% ..............................              35,321         1.016               35,877
    Separate Account Charges 2.50% ..............................              20,297         1.077               21,862
    Separate Account Charges 2.65% ..............................               3,981         1.014                4,037
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.55% ..............................              88,121         1.194              105,192
    Separate Account Charges 1.70% ..............................              94,236         1.191              112,231
    Separate Account Charges 1.75% ..............................                   -         1.190                    -
    Separate Account Charges 1.90% ..............................              41,263         1.187               48,988
    Separate Account Charges 1.95% ..............................              91,408         1.186              108,438
    Separate Account Charges 2.05% ..............................                   -         1.053                    -
    Separate Account Charges 2.10% ..............................             147,049         1.184              174,036
    Separate Account Charges 2.15% ..............................                   -         1.183                    -
    Separate Account Charges 2.20% ..............................                   -         1.182                    -
    Separate Account Charges 2.25% ..............................                   -         1.069                    -
    Separate Account Charges 2.30% ..............................              13,671         1.180               16,129
    Separate Account Charges 2.40% ..............................                   -         1.051                    -
    Separate Account Charges 2.45% ..............................              29,176         1.067               31,142
    Separate Account Charges 2.50% ..............................                   -         1.176                    -
    Separate Account Charges 2.65% ..............................                   -         1.066                    -
    Separate Account Charges 2.60% ..............................                   -         1.050                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.55% ..............................             379,542         1.194              453,145
    Separate Account Charges 1.70% ..............................             108,887         1.191              129,687
    Separate Account Charges 1.75% ..............................                   -         1.190                    -
    Separate Account Charges 1.90% ..............................               7,799         1.187                9,258
    Separate Account Charges 1.95% ..............................             627,967         1.186              744,739
    Separate Account Charges 2.05% ..............................                   -         1.044                    -
    Separate Account Charges 2.10% ..............................             507,689         1.183              600,625
    Separate Account Charges 2.15% ..............................              17,979         1.182               21,251
    Separate Account Charges 2.20% ..............................                 243         1.125                  274
    Separate Account Charges 2.25% ..............................                   -         1.031                    -
    Separate Account Charges 2.30% ..............................              95,891         1.179              113,066
    Separate Account Charges 2.40% ..............................                   -         1.042                    -
    Separate Account Charges 2.45% ..............................                   -         1.029                    -
    Separate Account Charges 2.50% ..............................             100,202         1.175              117,753
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.041                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.55% ..............................             660,065      $  1.490         $    983,631
    Separate Account Charges 1.70% ..............................              84,403         1.487              125,473
    Separate Account Charges 1.75% ..............................                   -         1.485                    -
    Separate Account Charges 1.90% ..............................              31,303         1.482               46,379
    Separate Account Charges 1.95% ..............................             774,866         1.480            1,147,008
    Separate Account Charges 2.05% ..............................              20,369         1.121               22,829
    Separate Account Charges 2.10% ..............................             171,731         1.477              253,588
    Separate Account Charges 2.15% ..............................                   -         1.475                    -
    Separate Account Charges 2.20% ..............................              18,697         1.355               25,341
    Separate Account Charges 2.25% ..............................                   -         1.116                    -
    Separate Account Charges 2.30% ..............................              49,334         1.472               72,607
    Separate Account Charges 2.40% ..............................                   -         1.119                    -
    Separate Account Charges 2.45% ..............................                   -         1.114                    -
    Separate Account Charges 2.50% ..............................              18,344         1.467               26,907
    Separate Account Charges 2.65% ..............................                   -         1.112                    -
    Separate Account Charges 2.60% ..............................                   -         1.117                    -
  Equity Income Portfolio
    Separate Account Charges 1.55% ..............................             424,331         1.336              566,957
    Separate Account Charges 1.70% ..............................             313,026         1.333              417,218
    Separate Account Charges 1.75% ..............................                   -         1.332                    -
    Separate Account Charges 1.90% ..............................              56,633         1.328               75,232
    Separate Account Charges 1.95% ..............................           1,629,066         1.327            2,162,107
    Separate Account Charges 2.05% ..............................              27,594         1.104               30,460
    Separate Account Charges 2.10% ..............................             484,668         1.324              641,684
    Separate Account Charges 2.15% ..............................                   -         1.323                    -
    Separate Account Charges 2.20% ..............................              50,698         1.228               62,268
    Separate Account Charges 2.25% ..............................                   -         1.097                    -
    Separate Account Charges 2.30% ..............................              35,278         1.320               46,551
    Separate Account Charges 2.40% ..............................               2,095         1.102                2,308
    Separate Account Charges 2.45% ..............................                   -         1.095                    -
    Separate Account Charges 2.50% ..............................             404,837         1.315              532,411
    Separate Account Charges 2.65% ..............................                   -         1.093                    -
    Separate Account Charges 2.60% ..............................                   -         1.101                    -
  Federated High Yield Portfolio
    Separate Account Charges 1.55% ..............................             459,955         1.205              554,293
    Separate Account Charges 1.70% ..............................              66,227         1.202               79,617
    Separate Account Charges 1.75% ..............................                   -         1.201                    -
    Separate Account Charges 1.90% ..............................              49,034         1.198               58,750
    Separate Account Charges 1.95% ..............................           1,035,075         1.197            1,239,034

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio (continued)
    Separate Account Charges 2.05% ..............................              33,286      $  1.080         $     35,948
    Separate Account Charges 2.10% ..............................             498,004         1.194              594,692
    Separate Account Charges 2.15% ..............................              57,670         1.193               68,802
    Separate Account Charges 2.20% ..............................              22,125         1.155               25,547
    Separate Account Charges 2.25% ..............................                   -         1.065                    -
    Separate Account Charges 2.30% ..............................             147,687         1.190              175,769
    Separate Account Charges 2.40% ..............................              18,452         1.078               19,890
    Separate Account Charges 2.45% ..............................                   -         1.064                    -
    Separate Account Charges 2.50% ..............................              52,673         1.186               62,478
    Separate Account Charges 2.65% ..............................                   -         1.062                    -
    Separate Account Charges 2.60% ..............................                   -         1.077                    -
  Federated Stock Portfolio
    Separate Account Charges 1.55% ..............................              72,280         1.362               98,451
    Separate Account Charges 1.70% ..............................                   -         1.359                    -
    Separate Account Charges 1.75% ..............................                   -         1.358                    -
    Separate Account Charges 1.90% ..............................              14,652         1.354               19,841
    Separate Account Charges 1.95% ..............................             154,663         1.353              209,256
    Separate Account Charges 2.05% ..............................                   -         1.081                    -
    Separate Account Charges 2.10% ..............................              68,815         1.350               92,879
    Separate Account Charges 2.15% ..............................                   -         1.348                    -
    Separate Account Charges 2.20% ..............................              29,646         1.227               36,377
    Separate Account Charges 2.25% ..............................                   -         1.085                    -
    Separate Account Charges 2.30% ..............................                   -         1.345                    -
    Separate Account Charges 2.40% ..............................               4,285         1.079                4,624
    Separate Account Charges 2.45% ..............................                   -         1.083                    -
    Separate Account Charges 2.50% ..............................               5,987         1.341                8,027
    Separate Account Charges 2.65% ..............................                   -         1.081                    -
    Separate Account Charges 2.60% ..............................                   -         1.078                    -
  Large Cap Portfolio
    Separate Account Charges 1.55% ..............................              56,997         1.247               71,063
    Separate Account Charges 1.70% ..............................              61,414         1.244               76,384
    Separate Account Charges 1.75% ..............................               5,822         1.243                7,234
    Separate Account Charges 1.90% ..............................              14,801         1.240               18,347
    Separate Account Charges 1.95% ..............................             518,477         1.238              642,118
    Separate Account Charges 2.05% ..............................             118,396         1.050              124,332
    Separate Account Charges 2.10% ..............................             217,556         1.235              268,776
    Separate Account Charges 2.15% ..............................                   -         1.234                    -
    Separate Account Charges 2.20% ..............................              33,560         1.174               39,388
    Separate Account Charges 2.25% ..............................                   -         1.058                    -
    Separate Account Charges 2.30% ..............................              12,695         1.231               15,631
    Separate Account Charges 2.40% ..............................              10,882         1.048               11,406

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.056         $          -
    Separate Account Charges 2.50% ..............................                   -         1.227                    -
    Separate Account Charges 2.65% ..............................                   -         1.054                    -
    Separate Account Charges 2.60% ..............................                   -         1.047                    -
  Lazard International Stock Portfolio
    Separate Account Charges 1.55% ..............................             249,460         1.443              359,969
    Separate Account Charges 1.70% ..............................             125,088         1.439              180,063
    Separate Account Charges 1.75% ..............................                   -         1.438                    -
    Separate Account Charges 1.90% ..............................              29,191         1.435               41,879
    Separate Account Charges 1.95% ..............................             353,043         1.433              506,035
    Separate Account Charges 2.05% ..............................              35,228         1.147               40,403
    Separate Account Charges 2.10% ..............................             206,669         1.430              295,511
    Separate Account Charges 2.15% ..............................                   -         1.429                    -
    Separate Account Charges 2.20% ..............................              16,678         1.321               22,033
    Separate Account Charges 2.25% ..............................                   -         1.139                    -
    Separate Account Charges 2.30% ..............................              72,407         1.425              103,186
    Separate Account Charges 2.40% ..............................               5,671         1.145                6,491
    Separate Account Charges 2.45% ..............................                   -         1.137                    -
    Separate Account Charges 2.50% ..............................              15,146         1.420               21,512
    Separate Account Charges 2.65% ..............................                   -         1.136                    -
    Separate Account Charges 2.60% ..............................                   -         1.143                    -
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.55% ..............................             168,721         1.325              223,609
    Separate Account Charges 1.70% ..............................              28,878         1.322               38,180
    Separate Account Charges 1.75% ..............................                   -         1.321                    -
    Separate Account Charges 1.90% ..............................              50,116         1.318               66,037
    Separate Account Charges 1.95% ..............................             188,088         1.316              247,612
    Separate Account Charges 2.05% ..............................                   -         1.126                    -
    Separate Account Charges 2.10% ..............................             427,107         1.313              560,898
    Separate Account Charges 2.15% ..............................               3,711         1.312                4,869
    Separate Account Charges 2.20% ..............................               8,859         1.230               10,894
    Separate Account Charges 2.25% ..............................                   -         1.118                    -
    Separate Account Charges 2.30% ..............................              61,424         1.309               80,396
    Separate Account Charges 2.40% ..............................                   -         1.124                    -
    Separate Account Charges 2.45% ..............................                   -         1.117                    -
    Separate Account Charges 2.50% ..............................              86,722         1.304              113,127
    Separate Account Charges 2.65% ..............................                   -         1.115                    -
    Separate Account Charges 2.60% ..............................                   -         1.123                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.55% ..............................             275,924      $  1.328         $    366,562
    Separate Account Charges 1.70% ..............................              29,496         1.325               39,090
    Separate Account Charges 1.75% ..............................                   -         1.324                    -
    Separate Account Charges 1.90% ..............................               6,476         1.321                8,553
    Separate Account Charges 1.95% ..............................             424,081         1.320              559,624
    Separate Account Charges 2.05% ..............................              38,923         1.083               42,171
    Separate Account Charges 2.10% ..............................             100,698         1.316              132,560
    Separate Account Charges 2.15% ..............................                   -         1.315                    -
    Separate Account Charges 2.20% ..............................               4,142         1.221                5,056
    Separate Account Charges 2.25% ..............................                   -         1.100                    -
    Separate Account Charges 2.30% ..............................              12,699         1.312               16,662
    Separate Account Charges 2.40% ..............................              14,708         1.081               15,905
    Separate Account Charges 2.45% ..............................                   -         1.098                    -
    Separate Account Charges 2.50% ..............................               2,138         1.308                2,796
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................                   -         1.080                    -
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.55% ..............................             443,088         1.440              638,207
    Separate Account Charges 1.70% ..............................              50,878         1.437               73,105
    Separate Account Charges 1.75% ..............................                   -         1.436                    -
    Separate Account Charges 1.90% ..............................               5,006         1.432                7,169
    Separate Account Charges 1.95% ..............................             319,453         1.431              457,057
    Separate Account Charges 2.05% ..............................             125,343         1.075              134,764
    Separate Account Charges 2.10% ..............................             191,307         1.427              273,046
    Separate Account Charges 2.15% ..............................                   -         1.426                    -
    Separate Account Charges 2.20% ..............................              30,567         1.296               39,602
    Separate Account Charges 2.25% ..............................                   -         1.098                    -
    Separate Account Charges 2.30% ..............................              39,526         1.422               56,226
    Separate Account Charges 2.40% ..............................                   -         1.073                    -
    Separate Account Charges 2.45% ..............................                   -         1.097                    -
    Separate Account Charges 2.50% ..............................                   -         1.418                    -
    Separate Account Charges 2.65% ..............................                   -         1.095                    -
    Separate Account Charges 2.60% ..............................                   -         1.072                    -
  MFS Value Portfolio
    Separate Account Charges 1.55% ..............................             298,850         1.112              332,221
    Separate Account Charges 1.70% ..............................              64,801         1.111               71,963
    Separate Account Charges 1.75% ..............................                   -         1.110                    -
    Separate Account Charges 1.90% ..............................              91,359         1.109              101,320
    Separate Account Charges 1.95% ..............................             310,303         1.109              344,014

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio (continued)
    Separate Account Charges 2.05% ..............................              94,777      $  1.128         $    106,917
    Separate Account Charges 2.10% ..............................             379,836         1.107              420,673
    Separate Account Charges 2.15% ..............................                   -         1.107                    -
    Separate Account Charges 2.20% ..............................              25,801         1.107               28,555
    Separate Account Charges 2.25% ..............................                   -         1.106                    -
    Separate Account Charges 2.30% ..............................              58,987         1.106               65,240
    Separate Account Charges 2.40% ..............................                   -         1.126                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................              21,906         1.104               24,196
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.125                    -
  Pioneer Fund Portfolio
    Separate Account Charges 1.55% ..............................             107,327         1.304              139,936
    Separate Account Charges 1.70% ..............................               1,573         1.301                2,045
    Separate Account Charges 1.75% ..............................                   -         1.299                    -
    Separate Account Charges 1.90% ..............................               6,200         1.296                8,037
    Separate Account Charges 1.95% ..............................             105,715         1.295              136,913
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................              50,281         1.292               64,962
    Separate Account Charges 2.15% ..............................                   -         1.291                    -
    Separate Account Charges 2.20% ..............................                   -         1.224                    -
    Separate Account Charges 2.25% ..............................                   -         1.107                    -
    Separate Account Charges 2.30% ..............................              14,897         1.288               19,182
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................               2,365         1.283                3,035
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -
  Social Awareness Stock Portfolio
    Separate Account Charges 1.55% ..............................              30,549         1.046               31,960
    Separate Account Charges 1.70% ..............................               9,310         1.045                9,730
    Separate Account Charges 1.75% ..............................                   -         1.045                    -
    Separate Account Charges 1.90% ..............................              17,765         1.044               18,541
    Separate Account Charges 1.95% ..............................             183,909         1.043              191,880
    Separate Account Charges 2.05% ..............................               9,403         1.077               10,128
    Separate Account Charges 2.10% ..............................              11,831         1.042               12,331
    Separate Account Charges 2.15% ..............................                   -         1.042                    -
    Separate Account Charges 2.20% ..............................                   -         1.042                    -
    Separate Account Charges 2.25% ..............................                   -         1.041                    -
    Separate Account Charges 2.30% ..............................               3,300         1.041                3,435
    Separate Account Charges 2.40% ..............................                   -         1.075                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.040         $          -
    Separate Account Charges 2.50% ..............................                 437         1.039                  454
    Separate Account Charges 2.65% ..............................                   -         1.038                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.55% ..............................             991,326         1.033            1,023,639
    Separate Account Charges 1.70% ..............................             182,690         1.030              188,187
    Separate Account Charges 1.75% ..............................                   -         1.029                    -
    Separate Account Charges 1.90% ..............................              29,044         1.027               29,818
    Separate Account Charges 1.95% ..............................           1,717,034         1.026            1,761,160
    Separate Account Charges 2.05% ..............................             395,013         1.033              408,195
    Separate Account Charges 2.10% ..............................             559,067         1.023              572,033
    Separate Account Charges 2.15% ..............................             104,938         1.022              107,273
    Separate Account Charges 2.20% ..............................             225,445         1.000              225,398
    Separate Account Charges 2.25% ..............................                   -         0.992                    -
    Separate Account Charges 2.30% ..............................             308,862         1.020              314,974
    Separate Account Charges 2.40% ..............................              16,224         1.031               16,734
    Separate Account Charges 2.45% ..............................                   -         0.991                    -
    Separate Account Charges 2.50% ..............................             105,942         1.016              107,675
    Separate Account Charges 2.65% ..............................                   -         0.989                    -
    Separate Account Charges 2.60% ..............................               2,682         1.030                2,763
  U.S. Government Securities Portfolio
    Separate Account Charges 1.55% ..............................             785,537         1.047              822,310
    Separate Account Charges 1.70% ..............................              47,201         1.046               49,360
    Separate Account Charges 1.75% ..............................                   -         1.045                    -
    Separate Account Charges 1.90% ..............................              51,414         1.044               53,692
    Separate Account Charges 1.95% ..............................             432,528         1.044              451,547
    Separate Account Charges 2.05% ..............................              76,753         1.074               82,448
    Separate Account Charges 2.10% ..............................              83,114         1.043               86,680
    Separate Account Charges 2.15% ..............................                   -         1.043                    -
    Separate Account Charges 2.20% ..............................              51,060         1.042               53,215
    Separate Account Charges 2.25% ..............................                   -         1.042                    -
    Separate Account Charges 2.30% ..............................               2,927         1.041                3,049
    Separate Account Charges 2.40% ..............................              24,703         1.072               26,485
    Separate Account Charges 2.45% ..............................                   -         1.040                    -
    Separate Account Charges 2.50% ..............................               6,020         1.040                6,262
    Separate Account Charges 2.65% ..............................                   -         1.039                    -
    Separate Account Charges 2.60% ..............................               5,154         1.071                5,520

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.55% ..............................             143,448      $  1.286         $    184,411
    Separate Account Charges 1.70% ..............................              66,201         1.282               84,899
    Separate Account Charges 1.75% ..............................                   -         1.281                    -
    Separate Account Charges 1.90% ..............................              29,462         1.278               37,657
    Separate Account Charges 1.95% ..............................             411,722         1.277              525,760
    Separate Account Charges 2.05% ..............................              39,478         1.056               41,701
    Separate Account Charges 2.10% ..............................             150,777         1.274              192,070
    Separate Account Charges 2.15% ..............................              18,594         1.273               23,665
    Separate Account Charges 2.20% ..............................                   -         1.201                    -
    Separate Account Charges 2.25% ..............................                   -         1.063                    -
    Separate Account Charges 2.30% ..............................              47,755         1.270               60,631
    Separate Account Charges 2.40% ..............................               4,416         1.054                4,656
    Separate Account Charges 2.45% ..............................                   -         1.061                    -
    Separate Account Charges 2.50% ..............................              19,084         1.265               24,148
    Separate Account Charges 2.65% ..............................                   -         1.060                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  MFS Total Return Portfolio
    Separate Account Charges 1.55% ..............................           1,761,719         1.236            2,177,383
    Separate Account Charges 1.70% ..............................             520,821         1.233              642,139
    Separate Account Charges 1.75% ..............................               5,812         1.232                7,160
    Separate Account Charges 1.90% ..............................             191,205         1.229              234,955
    Separate Account Charges 1.95% ..............................           4,827,697         1.228            5,926,930
    Separate Account Charges 2.05% ..............................              65,059         1.097               71,403
    Separate Account Charges 2.10% ..............................           1,998,244         1.225            2,447,258
    Separate Account Charges 2.15% ..............................               9,678         1.224               11,842
    Separate Account Charges 2.20% ..............................              39,021         1.155               45,087
    Separate Account Charges 2.25% ..............................                   -         1.080                    -
    Separate Account Charges 2.30% ..............................             470,295         1.221              574,045
    Separate Account Charges 2.40% ..............................              10,404         1.095               11,397
    Separate Account Charges 2.45% ..............................                   -         1.079                    -
    Separate Account Charges 2.50% ..............................             154,861         1.217              188,392
    Separate Account Charges 2.65% ..............................                   -         1.077                    -
    Separate Account Charges 2.60% ..............................                   -         1.094                    -
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.55% ..............................             184,406         1.086              200,220
    Separate Account Charges 1.70% ..............................             132,431         1.085              143,642
    Separate Account Charges 1.75% ..............................                   -         1.084                    -
    Separate Account Charges 1.90% ..............................              65,593         1.083               71,049
    Separate Account Charges 1.95% ..............................             994,140         1.083            1,076,469

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio (continued)
    Separate Account Charges 2.05% ..............................              24,047      $  1.106         $     26,586
    Separate Account Charges 2.10% ..............................             417,054         1.082              451,127
    Separate Account Charges 2.15% ..............................                   -         1.081                    -
    Separate Account Charges 2.20% ..............................                   -         1.081                    -
    Separate Account Charges 2.25% ..............................                   -         1.081                    -
    Separate Account Charges 2.30% ..............................             231,897         1.080              250,503
    Separate Account Charges 2.40% ..............................              36,748         1.103               40,551
    Separate Account Charges 2.45% ..............................                   -         1.079                    -
    Separate Account Charges 2.50% ..............................               3,050         1.079                3,290
    Separate Account Charges 2.65% ..............................                   -         1.078                    -
    Separate Account Charges 2.60% ..............................                   -         1.102                    -
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.55% ..............................             297,210         0.995              295,730
    Separate Account Charges 1.70% ..............................              73,090         0.993               72,584
    Separate Account Charges 1.75% ..............................                   -         0.992                    -
    Separate Account Charges 1.90% ..............................              10,163         0.990               10,067
    Separate Account Charges 1.95% ..............................             347,136         0.990              343,606
    Separate Account Charges 2.05% ..............................              12,568         0.999               12,561
    Separate Account Charges 2.10% ..............................             307,958         0.988              304,236
    Separate Account Charges 2.15% ..............................                   -         0.987                    -
    Separate Account Charges 2.20% ..............................              27,520         0.987               27,153
    Separate Account Charges 2.25% ..............................                   -         0.990                    -
    Separate Account Charges 2.30% ..............................             374,315         0.985              368,834
    Separate Account Charges 2.40% ..............................              38,697         0.997               38,600
    Separate Account Charges 2.45% ..............................                   -         0.988                    -
    Separate Account Charges 2.50% ..............................              39,548         0.983               38,871
    Separate Account Charges 2.65% ..............................                   -         0.987                    -
    Separate Account Charges 2.60% ..............................               2,774         0.996                2,764
  Strategic Equity Portfolio
    Separate Account Charges 1.55% ..............................              68,469         1.334               91,305
    Separate Account Charges 1.70% ..............................              39,400         1.330               52,413
    Separate Account Charges 1.75% ..............................                   -         1.329                    -
    Separate Account Charges 1.90% ..............................              20,021         1.326               26,545
    Separate Account Charges 1.95% ..............................             129,321         1.325              171,302
    Separate Account Charges 2.05% ..............................                   -         1.100                    -
    Separate Account Charges 2.10% ..............................              68,643         1.321               90,706
    Separate Account Charges 2.15% ..............................                   -         1.320                    -
    Separate Account Charges 2.20% ..............................                   -         1.229                    -
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................              12,146         1.317               15,996

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.097         $          -
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................                   -         1.313                    -
    Separate Account Charges 2.65% ..............................                   -         1.098                    -
    Separate Account Charges 2.60% ..............................                   -         1.096                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             594,871         1.458              867,350
    Separate Account Charges 1.70% ..............................             136,047         1.454              197,880
    Separate Account Charges 1.75% ..............................                   -         1.453                    -
    Separate Account Charges 1.90% ..............................              13,821         1.450               20,035
    Separate Account Charges 1.95% ..............................           1,422,858         1.448            2,060,733
    Separate Account Charges 2.05% ..............................              94,256         1.133              106,780
    Separate Account Charges 2.10% ..............................           1,089,664         1.445            1,574,332
    Separate Account Charges 2.15% ..............................                   -         1.443                    -
    Separate Account Charges 2.20% ..............................                   -         1.306                    -
    Separate Account Charges 2.25% ..............................                   -         1.135                    -
    Separate Account Charges 2.30% ..............................              80,157         1.440              115,422
    Separate Account Charges 2.40% ..............................                   -         1.131                    -
    Separate Account Charges 2.45% ..............................                   -         1.133                    -
    Separate Account Charges 2.50% ..............................                 854         1.435                1,226
    Separate Account Charges 2.65% ..............................                   -         1.132                    -
    Separate Account Charges 2.60% ..............................                   -         1.129                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              34,997         1.214               42,483
    Separate Account Charges 1.70% ..............................                   -         1.211                    -
    Separate Account Charges 1.75% ..............................                   -         1.210                    -
    Separate Account Charges 1.90% ..............................                   -         1.207                    -
    Separate Account Charges 1.95% ..............................              86,646         1.206              104,477
    Separate Account Charges 2.05% ..............................                   -         1.039                    -
    Separate Account Charges 2.10% ..............................               3,938         1.203                4,737
    Separate Account Charges 2.15% ..............................                   -         1.202                    -
    Separate Account Charges 2.20% ..............................                   -         1.140                    -
    Separate Account Charges 2.25% ..............................                   -         1.043                    -
    Separate Account Charges 2.30% ..............................                   -         1.199                    -
    Separate Account Charges 2.40% ..............................                   -         1.037                    -
    Separate Account Charges 2.45% ..............................                   -         1.042                    -
    Separate Account Charges 2.50% ..............................                   -         1.195                    -
    Separate Account Charges 2.65% ..............................                   -         1.040                    -
    Separate Account Charges 2.60% ..............................                   -         1.036                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................             619,711      $  1.406         $    871,246
    Separate Account Charges 1.70% ..............................             233,917         1.402              328,060
    Separate Account Charges 1.75% ..............................                   -         1.401                    -
    Separate Account Charges 1.90% ..............................              29,571         1.398               41,333
    Separate Account Charges 1.95% ..............................           2,101,242         1.396            2,934,341
    Separate Account Charges 2.05% ..............................             119,920         1.109              132,969
    Separate Account Charges 2.10% ..............................             793,503         1.393            1,105,426
    Separate Account Charges 2.15% ..............................                   -         1.392                    -
    Separate Account Charges 2.20% ..............................              18,589         1.308               24,320
    Separate Account Charges 2.25% ..............................               2,416         1.128                2,726
    Separate Account Charges 2.30% ..............................             120,583         1.388              167,421
    Separate Account Charges 2.40% ..............................              28,719         1.107               31,782
    Separate Account Charges 2.45% ..............................                   -         1.126                    -
    Separate Account Charges 2.50% ..............................              13,402         1.384               18,546
    Separate Account Charges 2.65% ..............................                   -         1.125                    -
    Separate Account Charges 2.60% ..............................                   -         1.105                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................              60,121         1.182               71,070
    Separate Account Charges 1.70% ..............................               5,379         1.179                6,343
    Separate Account Charges 1.75% ..............................                   -         1.178                    -
    Separate Account Charges 1.90% ..............................               3,414         1.175                4,012
    Separate Account Charges 1.95% ..............................             209,768         1.174              246,313
    Separate Account Charges 2.05% ..............................               6,188         1.042                6,446
    Separate Account Charges 2.10% ..............................              90,277         1.171              105,747
    Separate Account Charges 2.15% ..............................                   -         1.170                    -
    Separate Account Charges 2.20% ..............................                   -         1.085                    -
    Separate Account Charges 2.25% ..............................                   -         1.032                    -
    Separate Account Charges 2.30% ..............................               7,492         1.167                8,746
    Separate Account Charges 2.40% ..............................                   -         1.040                    -
    Separate Account Charges 2.45% ..............................                   -         1.030                    -
    Separate Account Charges 2.50% ..............................               4,274         1.164                4,973
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.038                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................           1,199,255      $  1.732         $  2,077,004
    Separate Account Charges 1.70% ..............................             315,931         1.728              545,832
    Separate Account Charges 1.75% ..............................               2,121         1.726                3,661
    Separate Account Charges 1.90% ..............................              79,153         1.722              136,295
    Separate Account Charges 1.95% ..............................           1,959,111         1.720            3,370,348
    Separate Account Charges 2.05% ..............................              87,466         1.229              107,508
    Separate Account Charges 2.10% ..............................             736,377         1.716            1,263,737
    Separate Account Charges 2.15% ..............................              64,896         1.715              111,270
    Separate Account Charges 2.20% ..............................              65,385         1.545              101,047
    Separate Account Charges 2.25% ..............................                   -         1.199                    -
    Separate Account Charges 2.30% ..............................             101,252         1.710              173,183
    Separate Account Charges 2.40% ..............................              23,433         1.227               28,747
    Separate Account Charges 2.45% ..............................                   -         1.197                    -
    Separate Account Charges 2.50% ..............................             109,154         1.705              186,076
    Separate Account Charges 2.65% ..............................                   -         1.195                    -
    Separate Account Charges 2.60% ..............................                   -         1.225                    -
                                                                                                            ------------

Net Contract Owners' Equity .....................................                                           $372,984,283
                                                                                                            ============

6. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $1,481,969)                                                       24,779  $  1,641,132  $  1,506,559  $     32,923
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $1,603,336)                                                      156,667     1,552,575     1,684,137        80,845
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.3%)
    Total (Cost $1,244,587)                                                       77,041     1,284,270     1,263,014        18,762
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.5%)
    Total (Cost $9,470,052)                                                    9,470,052     9,470,052    16,454,819     7,601,870
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.4%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $2,821,779)               134,824     3,033,533     2,843,193       109,286
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $1,413,850)                113,308     1,477,542     1,262,889        91,048
  AIM V.I. Utilities Fund (Cost $585,833)                                         43,388       677,284       529,114        10,240
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,821,462)                                                      291,520     5,188,359     4,635,196       210,574
                                                                            ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $1,441,579)                                                       67,955     1,570,446     1,344,526        69,770
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (11.1%)
  Global Growth Fund - Class 2 Shares (Cost $5,527,766)                          350,458     6,038,383     5,431,634        62,748
  Growth Fund - Class 2 Shares (Cost $17,445,770)                                372,028    19,010,640    17,022,974        31,754
  Growth-Income Fund - Class 2 Shares (Cost $15,402,989)                         445,919    16,338,475    15,151,403       101,474
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $38,376,525)                                                   1,168,405    41,387,498    37,606,011       195,976
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.4%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $808,365)                  71,644       948,563       776,719        47,793
  Credit Suisse Trust Global Post-Venture Capital Portfolio (Cost $366,872)       37,399       417,000       507,575       151,679
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,175,237)                                                      109,043     1,365,563     1,284,294       199,472
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.6%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $5,138,669)                                                      305,469     5,828,342     5,010,073        29,465
                                                                            ------------  ------------  ------------  ------------

DREYFUS INVESTMENT PORTFOLIO (0.8%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $2,816,187)                                                      175,393     3,081,649     2,679,428       120,899
                                                                            ------------  ------------  ------------  ------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Total (Cost $70,024)                                                           3,066        76,841        67,170        68,971
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (1.3%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,006,398)           29,475     1,048,118       889,231        13,842
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $3,676,072)                                                             95,727     3,977,455     3,658,437       100,638
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,682,470)                                                      125,202     5,025,573     4,547,668       114,480
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.4%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $5,678,476)                                                            343,983  $  6,023,145  $  5,756,955  $    155,185
  Franklin Small Cap Fund - Class 2 Shares (Cost $2,366,185)                     131,985     2,564,475     2,229,248        17,818
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,096,264)               135,620     2,256,711     2,010,390        40,782
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,691,133)                                                            360,818     3,128,289     2,712,172        37,574
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,749,697)           365,061     5,238,629     4,551,136        46,701
  Templeton Growth Securities Fund - Class 2 Shares (Cost $4,298,036)            367,059     4,709,370     4,186,015        34,164
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $21,879,791)                                                   1,704,526    23,920,619    21,445,916       332,224
                                                                            ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (3.8%)
  Equity Index Portfolio - Class II Shares (Cost $6,286,388)                     227,716     6,722,164     6,230,896       218,820
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $2,767,847)                                                            140,118     2,974,707     2,782,133       165,147
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $3,054,335)                                                            154,740     3,257,287     2,991,137       111,222
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $1,070,127)                                                            230,933     1,133,881     1,011,873         8,131
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $13,178,697)                                                     753,507    14,088,039    13,016,039       503,320
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.3%)
  Balanced Portfolio - Service Shares (Cost $291,079)                             12,282       310,009       244,850         3,750
  Global Life Sciences Portfolio - Service Shares (Cost $197,797)                 26,609       209,413       186,397         4,828
  Global Technology Portfolio - Service Shares (Cost $357,586)                   107,363       381,138       357,616        11,404
  Worldwide Growth Portfolio - Service Shares (Cost $126,953)                      5,102       135,813        95,301         1,977
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $973,415)                                                        151,356     1,036,373       884,164        21,959
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.6%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,941,431)                                                      127,855     2,160,748     1,918,746        51,132
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (2.4%)
  Growth and Income Portfolio (Cost $4,044,787)                                  159,456     4,334,007     3,930,285        85,093
  Mid-Cap Value Portfolio (Cost $4,302,662)                                      226,096     4,700,544     4,206,286        34,931
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,347,449)                                                      385,552     9,034,551     8,136,571       120,024
                                                                            ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.8%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,312,837)        115,490     1,337,374     1,313,556           740
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $2,074,759)      195,668     1,761,012     2,085,320        10,878
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,387,596)                                                      311,158     3,098,386     3,398,876        11,618
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.2%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $2,447,936)                                                             70,659     2,595,301     2,284,971        18,166
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $3,493,371)       135,596     3,977,028     3,371,099        47,212
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $1,441,567)              74,394     1,539,949     1,447,721         6,388
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,382,874)                                                      280,649     8,112,278     7,103,791        71,766
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (3.6%)
  Real Return Portfolio - Administrative Class (Cost $4,626,012)                 361,185     4,666,506     4,424,138       149,248
    Total Return Portfolio - Administrative Class (Cost $8,877,980)              846,280     8,894,404     8,247,449        24,130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $13,503,992)                                                   1,207,465    13,560,910    12,671,587       173,378
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
PIONEER VARIABLE CONTRACTS TRUST (14.0%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $3,742,082)       368,606  $  3,730,294  $  3,897,179  $    249,317
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $2,577,000)             182,899     2,630,092     3,075,393       606,290
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $2,357,779)                                                            134,174     2,727,756     2,309,439        26,759
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $3,872,312)        200,189     4,139,907     3,811,179        55,537
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $287,668)                  31,239       326,140       270,614         4,428
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $4,224,680)                 224,202     4,598,376     4,084,824       248,786
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $873,211)           74,746       961,981       823,950        36,615
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $7,524,340)           658,632     7,686,240     7,964,397       782,596
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $674,845)                                                               63,553       752,464       721,688        67,902
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $3,713,919)        168,240     4,111,789     3,990,618       544,049
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $1,483,134)                                                            143,300     1,589,196     1,488,579         5,461
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $448,128)                                                               46,819       474,747       450,014         1,930
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $805,937)                                                               78,162       849,620     1,075,608       257,625
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $2,741,392)                                                            129,291     3,136,597     2,699,541        77,807
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $2,062,532)      154,801     2,314,271     1,882,085        57,914
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $297,225)           25,431       326,790       317,194        38,197
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $7,965,823)                                                            730,587     8,226,407     7,847,478       464,431
  Pioneer Value VCT Portfolio - Class II Shares (Cost $3,070,997)                247,803     3,320,556     3,007,459        23,918
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $48,723,004)                                                   3,662,674    51,903,223    49,717,239     3,549,562
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (1.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $423,177)           32,757       481,861       357,451        22,898
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $5,498,159)             270,244     6,158,867     5,379,453        36,529
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,921,336)                                                      303,001     6,640,728     5,736,904        59,427
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.7%)
  All Cap Fund - Class I (Cost $2,458,448)                                       157,123     2,644,380     2,263,907        31,565
  Investors Fund - Class I (Cost $1,648,902)                                     126,227     1,743,194     1,605,415        21,577
  Large Cap Growth Fund - Class I (Cost $1,648,947)                              147,104     1,722,589     1,564,545        43,672
  Small Cap Growth Fund - Class I (Cost $2,181,487)                              178,978     2,521,803     1,970,960        32,225
  Total Return Fund - Class II (Cost $1,310,169)                                 116,824     1,332,960     1,268,415        47,610
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $9,247,953)                                                      726,256     9,964,926     8,673,242       176,649
                                                                            ------------  ------------  ------------  ------------

SCUDDER INVESTMENTS VIT FUNDS (0.8%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $2,592,983)                                                      190,343     3,104,497     2,505,778       167,517
                                                                            ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES I (2.4%)
  21st Century Growth Portfolio - Class B (Cost $326,575)                         67,608       352,911       326,517        60,695
  Capital Growth Portfolio - Class B (Cost $878,489)                              59,579       928,842       815,064         9,415
  Global Discovery Portfolio - Class B (Cost $1,031,970)                          97,100     1,225,403     1,184,760       232,850
  Growth and Income Portfolio - Class B (Cost $2,856,770)                        330,014     3,052,628     2,911,929       159,995
  Health Sciences Portfolio - Class B (Cost $1,367,952)                          123,974     1,476,533     1,307,812        45,639
  International Portfolio - Class B (Cost $1,564,660)                            188,624     1,788,152     1,571,516        63,645
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,026,416)                                                      866,899     8,824,469     8,117,598       572,239
                                                                            ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES II (19.1%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $458,018)                   49,800       486,051       443,823         5,093
  Scudder Blue Chip Portfolio - Class B (Cost $2,741,350)                        221,036     3,006,088     2,734,240       116,543
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $901,117)        87,181       914,533       912,651        11,728
  Scudder Fixed Income Portfolio - Class B (Cost $5,029,881)                     428,513     5,159,298     5,105,571       263,852
  Scudder Global Blue Chip Portfolio - Class B (Cost $1,354,955)                 130,012     1,531,539     1,277,489        45,387
  Scudder Growth & Income Strategy Portfolio (Cost $4,215,004)                   405,739     4,398,214     4,225,999        11,331

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Growth Portfolio - Class B (Cost $1,236,529)                            66,940     1,292,620     1,194,999        29,254
  Scudder Growth Strategy Portfolio - Class B (Cost $4,630,359)                  439,857     4,851,623     4,677,964        49,799
  Scudder High Income Portfolio - Class B (Cost $3,078,598)                      373,316     3,273,980     3,013,520       124,872
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $2,358,302)         228,071     2,431,235     2,375,482        17,585
  Scudder International Select Equity Portfolio - Class B (Cost $1,934,746)      184,532     2,192,239     1,971,981       110,634
  Scudder Mercury Large Cap Core Portfolio - Class B (Cost $57,632)                5,547        57,632        57,632            --
  Scudder Money Market Portfolio - Class B (Cost $2,309,217)                   2,309,217     2,309,217     6,794,776     4,773,137
  Scudder Small Cap Growth Portfolio - Class B (Cost $1,074,426)                  94,923     1,184,640     1,014,073        35,741
  Scudder Strategic Income Portfolio - Class B (Cost $2,422,187)                 213,903     2,605,336     2,208,037        41,955
  Scudder Technology Growth Portfolio - Class B (Cost $928,493)                  109,282       975,891       953,496       146,081
  Scudder Templeton Foreign Value Portfolio - Class B (Cost $101,953)              9,831       103,820       102,000            47
  Scudder Total Return Portfolio - Class B (Cost $2,509,780)                     117,389     2,622,464     2,688,774       216,755
  SVS Davis Venture Value Portfolio - Class B (Cost $4,792,209)                  451,964     5,179,508     4,663,257        72,861
  SVS Dreman Financial Services Portfolio - Class B (Cost $1,392,146)            110,507     1,499,586     1,332,425        13,454
  SVS Dreman High Return Equity Portfolio - Class B (Cost $5,340,633)            462,439     5,840,609     5,290,657       146,387
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $3,316,678)               189,787     3,799,537     3,204,741       130,251
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $1,198,324)       146,317     1,275,886     1,147,496        57,364
  SVS Focus Value & Growth Portfolio - Class B (Cost $510,015)                    40,704       568,631       474,394         8,955
  Scudder Government & Agency Securities Portfolio - Class B
    (Cost $1,216,047)                                                             98,655     1,234,171     1,166,730       130,133
  Scudder Large Cap Value Portfolio - Class B (Cost $2,114,719)                  145,282     2,291,095     2,118,658       137,100
  SVS Index 500 Portfolio - Class B (Cost $3,325,922)                            398,690     3,624,092     3,194,637       104,654
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $113,798)                  14,153       129,500        84,446       109,386
  SVS Janus Growth And Income Portfolio - Class B (Cost $1,228,232)              140,792     1,382,582     1,265,496       255,076
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $274,340)              40,150       309,958       279,963        12,526
  SVS MFS Strategic Value Portfolio - Class B (Cost $1,801,648)                  169,197     2,026,978     2,008,191       300,434
  SVS Oak Strategic Equity Portfolio - Class B (Cost $893,518)                   138,651       955,307       806,382        38,222
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $1,315,303)                148,397     1,451,325     1,274,951        62,920
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $66,176,079)                                                   8,170,774    70,965,185    70,064,931     7,579,517
                                                                            ------------  ------------  ------------  ------------

THE ALGER AMERICAN FUND (1.0%)
  Alger American Balanced Portfolio - Class S Shares (Cost $2,843,276)           219,425     3,008,323     2,769,657       218,716
  Alger American Leveraged AllCap Portfolio - Class S Shares
    (Cost $542,896)                                                               19,760       596,156       583,855       122,901
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,386,172)                                                      239,185     3,604,479     3,353,512       341,617
                                                                            ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (7.6%)
  Convertible Securities Portfolio (Cost $2,145,248)                             177,312     2,189,798     1,933,229        57,801
  Disciplined Mid Cap Stock Portfolio (Cost $2,487,857)                          136,830     2,703,763     2,398,185        11,400
  Equity Income Portfolio (Cost $4,367,383)                                      264,251     4,537,196     4,286,944        53,716
  Federated High Yield Portfolio (Cost $2,976,027)                               338,146     2,914,820     2,721,123       107,309
  Federated Stock Portfolio (Cost $437,997)                                       28,349       469,455       473,137        69,863
  Large Cap Portfolio (Cost $1,204,816)                                           91,506     1,274,679     1,228,799        33,048
  Lazard International Stock Portfolio (Cost $1,470,106)                         138,098     1,577,082     1,429,293        23,178
  Merrill Lynch Large Cap Core Portfolio (Cost $1,274,972)                       148,687     1,345,622     1,243,622         4,487
  MFS Emerging Growth Portfolio (Cost $1,081,120)                                112,806     1,188,979     1,068,195        35,706
  MFS Mid Cap Growth Portfolio (Cost $1,545,248)                                 213,908     1,679,176     1,486,957        84,020
  MFS Value Portfolio (Cost $1,432,474)                                          121,355     1,495,099     1,488,048        57,491
  Pioneer Fund Portfolio (Cost $348,831)                                          31,098       374,110       371,729        36,984
  Social Awareness Stock Portfolio (Cost $253,903)                                11,459       278,459       255,070         1,204
  Travelers Quality Bond Portfolio (Cost $4,900,584)                             431,355     4,757,849     4,639,252        55,548
  U.S. Government Securities Portfolio (Cost $1,687,647)                         128,672     1,640,568     1,698,870        11,368
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $27,614,213)                                                   2,373,832    28,426,655    26,722,453       643,123
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET      COST OF       PROCEEDS
                                                                               SHARES         VALUE      PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (4.7%)
  AIM Capital Appreciation Portfolio (Cost $1,097,686)                           110,243  $  1,179,598  $  1,053,140  $      6,122
  MFS Total Return Portfolio (Cost $12,112,031)                                  719,836    12,337,991    11,708,436       137,574
  Pioneer Strategic Income Portfolio (Cost $2,332,485)                           241,305     2,263,437     2,360,624        28,662
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,526,751)         151,349     1,515,006     2,594,097     1,095,307
  Strategic Equity Portfolio (Cost $427,290)                                      25,557       448,267       463,662        95,721
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,496,243)                                                   1,248,290    17,744,299    18,179,959     1,363,386
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.4%)
  Comstock Portfolio - Class II Shares (Cost $4,540,445)                         361,122     4,943,758     4,313,401        44,093
  Enterprise Portfolio - Class II Shares (Cost $140,144)                          11,154       151,697       120,240         3,380
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,680,589)                                                      372,276     5,095,455     4,433,641        47,473
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
  Contrafund(R) Portfolio - Service ClaSs 2
    Total (Cost $5,197,774)                                                      214,731     5,658,170     5,148,549        66,201
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (2.3%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $421,040)        63,805       453,650       301,598         3,450
  Mid Cap Portfolio - Service Class 2 (Cost $6,998,666)                          271,242     8,104,708     6,888,442        69,842
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,419,706)                                                      335,047     8,558,358     7,190,040        73,292
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $349,399,810)                                                                     $372,974,648  $356,502,431  $ 24,669,431
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
CAPITAL APPRECIATION FUND                     2004      1,172  1.169 - 1.432      1,641           -     1.55 - 2.50     1.88 - 20.49
                                              2003          7          1.217          8        0.05            1.55             9.54

HIGH YIELD BOND TRUST                         2004      1,461  1.056 - 1.078      1,553       16.46     1.55 - 2.50      0.09 - 7.16

MANAGED ASSETS TRUST                          2004      1,213  1.056 - 1.073      1,284        4.94     1.55 - 2.30      3.07 - 7.98

MONEY MARKET PORTFOLIO                        2004      9,637  0.973 - 0.996      9,478        1.26     1.55 - 2.60    (1.52) - 0.00
                                              2003        623  0.988 - 0.994        617        0.26     1.55 - 2.50    (0.70) - 0.00
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                                 2004      2,380  1.053 - 1.283      3,034           -     1.55 - 2.60   (0.17) - 12.70
                                              2003         76  1.221 - 1.225         93           -     1.55 - 2.10    (0.16) - 8.99

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                                 2004      1,071  1.067 - 1.391      1,478        0.05     1.55 - 2.50     0.40 - 11.82
                                              2003        204  1.240 - 1.244        253           -     1.55 - 2.10     2.73 - 10.78

  AIM V.I. Utilities Fund                     2004        525  1.201 - 1.300        677        1.03     1.55 - 2.45    15.48 - 21.44
                                              2003         67  1.064 - 1.068         71        1.93     1.70 - 2.30     6.29 - 12.00
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004      1,292  1.058 - 1.223      1,570           -     1.55 - 2.50      4.24 - 9.03
                                              2003        154  1.139 - 1.146        176           -     1.55 - 2.50     2.24 - 10.14
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004      4,145  1.112 - 1.475      6,038        0.21     1.55 - 2.60     7.00 - 15.54
                                              2003        126  1.313 - 1.320        166        0.01     1.55 - 2.30     5.55 - 20.27

  Growth Fund - Class 2 Shares                2004     13,782  1.084 - 1.395     19,011        0.39     1.55 - 2.60     7.86 - 17.62
                                              2003        379  1.251 - 1.259        476        0.33     1.55 - 2.50     3.55 - 14.08

  Growth-Income Fund - Class 2 Shares         2004     12,151  1.063 - 1.366     16,338        2.20     1.55 - 2.60     3.46 - 11.03
                                              2003        296  1.249 - 1.257        371        2.55     1.55 - 2.50     6.26 - 15.31
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004        614  1.163 - 1.626        949        0.39     1.55 - 2.50    11.80 - 23.60
                                              2003         61  1.318 - 1.321         80           -     1.70 - 2.10      4.27 - 7.05

  Credit Suisse Trust Global Post-Venture
    Capital Portfolio                         2004        295  1.131 - 1.442        417           -     1.55 - 2.45     0.99 - 18.31
                                              2003         11  1.237 - 1.240         13           -     1.70 - 2.10    (0.16) - 6.26
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard         2004      3,638  1.202 - 1.635      5,828        0.37     1.55 - 2.60     8.39 - 29.35
    Class                                     2003        133  1.260 - 1.264        168           -     1.55 - 2.10     3.95 - 14.12
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                            2004      2,376  1.114 - 1.321      3,082        0.38     1.55 - 2.65     4.18 - 19.40
                                              2003        224  1.168 - 1.173        263        0.32     1.70 - 2.50     1.30 - 14.47
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares                2004         66  1.167 - 1.174         77        0.12     1.70 - 2.10      2.01 - 4.17
                                              2003         64  1.125 - 1.127         72           -     1.70 - 1.95      2.83 - 6.12

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004        874  1.022 - 1.212      1,048        3.31     1.55 - 2.50      2.02 - 5.46
                                              2003        123  1.167 - 1.170        144        1.57     1.70 - 2.15     4.93 - 10.30

  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004      2,867  1.093 - 1.408      3,977        0.44     1.55 - 2.50     7.85 - 16.61
                                              2003         98  1.276 - 1.285        125        0.04     1.55 - 2.50   (0.47) - 14.12
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                     2004      4,561  1.074 - 1.329      6,023        0.26     1.55 - 2.50     0.40 - 12.39
                                              2003         68  1.211 - 1.216         82           -     1.55 - 2.10     1.68 - 13.22

  Franklin Small Cap Fund - Class 2 Shares    2004      1,763  1.083 - 1.465      2,564           -     1.55 - 2.60     3.04 - 14.35
                                              2003        121  1.330 - 1.335        161           -     1.55 - 2.10    (0.82) - 6.12

  Mutual Shares Securities Fund - Class 2
    Shares                                    2004      1,703  1.099 - 1.339      2,257        0.39     1.55 - 2.60     3.27 - 10.94
                                              2003        111  1.201 - 1.207        133           -     1.55 - 2.30     5.17 - 11.58

  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      1,742  1.261 - 1.816      3,128        1.52     1.55 - 2.50     5.88 - 28.51
                                              2003         12  1.474 - 1.479         17           -     1.55 - 2.10     5.57 - 21.63

  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004      3,390  1.153 - 1.562      5,239        0.57     1.55 - 2.60     4.34 - 16.82
                                              2003        195  1.333 - 1.338        260           -     1.55 - 2.10      6.28 - 9.80

  Templeton Growth Securities Fund -
    Class 2 Shares                            2004      3,152  1.119 - 1.517      4,709        0.88     1.55 - 2.50     2.66 - 14.23
                                              2003        118  1.319 - 1.328        156           -     1.55 - 2.50     4.92 - 16.29
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares    2004      5,183  1.072 - 1.316      6,722        3.15     1.55 - 2.50     5.08 - 10.47
                                              2003        239  1.208 - 1.212        290        1.73     1.55 - 2.10     5.49 - 14.81

  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004      2,209  1.056 - 1.368      2,975           -     1.55 - 2.50   (1.53) - 13.30
                                              2003        122  1.265 - 1.274        155           -     1.55 - 2.50     4.20 - 13.14

  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares             2004      2,435  1.051 - 1.346      3,257           -     1.55 - 2.60   (0.89) - 10.69
                                              2003        146  1.252 - 1.257        184           -     1.55 - 2.10    (0.08) - 7.45

  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004        878  1.065 - 1.311      1,134        2.13     1.55 - 2.40      2.36 - 8.77
                                              2003         57  1.225 - 1.229         70        0.55     1.55 - 1.95      5.06 - 7.24
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004        268  1.153 - 1.167        310        3.13     1.55 - 2.30      5.52 - 6.99
                                              2003         48  1.090 - 1.092         53        1.42     1.90 - 2.15      4.41 - 7.27

  Global Life Sciences Portfolio -
    Service Shares                            2004        157  1.324 - 1.340        209           -     1.55 - 2.30     1.07 - 12.42
                                              2003         15  1.189 - 1.192         18           -     1.55 - 1.95      7.02 - 8.96

  Global Technology Portfolio - Service
    Shares                                    2004        279  1.217 - 1.373        381           -     1.55 - 2.30    (1.37) - 3.49
                                              2003          9  1.382 - 1.386         12           -     1.55 - 1.95    (0.86) - 9.05

  Worldwide Growth Portfolio - Service
    Shares                                    2004        106  1.279 - 1.290        136        1.18     1.55 - 2.10    (4.19) - 2.87
                                              2003         30  1.250 - 1.254         38        0.25     1.55 - 1.95    11.76 - 13.53
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004      1,449  1.128 - 1.509      2,161           -     1.55 - 2.50     2.07 - 16.21
                                              2003         58  1.330 - 1.334         78           -     1.55 - 2.10     4.88 - 15.84

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      3,180  1.099 - 1.379      4,334        2.24     1.55 - 2.50     2.01 - 14.21
                                              2003        169  1.239 - 1.243        210        1.69     1.55 - 2.10     4.98 - 12.93

  Mid-Cap Value Portfolio                     2004      3,089  1.160 - 1.537      4,701        0.80     1.55 - 2.50     3.66 - 21.96
                                              2003        108  1.252 - 1.257        136        2.19     1.70 - 2.30     7.90 - 16.90
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004      1,109  1.119 - 1.213      1,337       15.47     1.55 - 2.50     1.77 - 15.09

  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004      1,462  1.119 - 1.211      1,761           -     1.55 - 2.50     5.74 - 15.45
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                  2004      2,015  1.200 - 1.294      2,595        0.07     1.55 - 2.50    (0.25) - 8.40
                                              2003        151  1.229 - 1.233        186           -     1.55 - 2.10      2.93 - 6.57

  Oppenheimer Global Securities Fund/VA
    - Service Shares                          2004      2,418  1.169 - 1.654      3,977        0.35     1.55 - 2.50     0.20 - 19.32
                                              2003        127  1.408 - 1.413        179           -     1.55 - 2.10     3.37 - 23.10

  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004      1,460  1.048 - 1.064      1,540           -     1.55 - 2.20     5.72 - 10.90
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio
    - Administrative Class                    2004      4,188  1.020 - 1.122      4,667        1.18     1.55 - 2.60      1.23 - 7.47
                                              2003        331  1.043 - 1.047        346        0.38     1.55 - 2.10    (1.23) - 2.45

  Total Return Portfolio
    - Administrative Class                    2004      8,552  1.011 - 1.046      8,894        1.99     1.55 - 2.60      0.10 - 3.26
                                              2003        649  1.007 - 1.013        656        1.33     1.55 - 2.50    (1.37) - 3.58
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                           2004      3,712  0.990 - 1.034      3,730        4.63     1.55 - 2.50    (1.19) - 3.07
                                              2003         95  0.993 - 0.995         94        0.66     1.55 - 1.95    (0.10) - 1.22

  Pioneer Balanced VCT Portfolio - Class
    II Shares                                 2004      2,314  1.125 - 1.143      2,630        3.12     1.55 - 2.50    (0.09) - 4.49
                                              2003         97  1.106 - 1.110        108        2.15     1.55 - 2.10      1.46 - 3.85

  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                         2004      1,557  1.294 - 1.764      2,728        0.56     1.55 - 2.60     0.00 - 28.02
                                              2003         55  1.505 - 1.510         82           -     1.55 - 2.10     1.28 - 18.69

  Pioneer Equity Income VCT Portfolio -
    Class II Shares                           2004      3,021  1.127 - 1.377      4,140        3.12     1.55 - 2.50     2.36 - 14.27
                                              2003        101  1.201 - 1.205        121        0.92     1.55 - 2.10     4.43 - 10.56

  Pioneer Europe VCT Portfolio - Class II
    Shares                                    2004        220  1.470 - 1.493        326        0.44     1.55 - 2.50    14.79 - 20.18
                                              2003         19  1.278 - 1.282         24           -     1.70 - 2.10    12.36 - 16.29

  Pioneer Fund VCT Portfolio - Class II
    Shares                                    2004      3,497  1.089 - 1.324      4,598        1.17     1.55 - 2.60     0.74 - 13.11
                                              2003        336  1.208 - 1.213        407        0.74     1.55 - 2.10     0.25 - 12.86

  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                           2004        799  1.189 - 1.208        962           -     1.55 - 2.50     4.18 - 10.55
                                              2003         77  1.149 - 1.154         88           -     1.55 - 2.10      0.17 - 2.58

  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2004      6,312  1.087 - 1.223      7,686        5.01     1.55 - 2.50      1.21 - 6.93
                                              2003        332  1.148 - 1.152        382        2.37     1.55 - 2.10      1.68 - 9.09

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer International Value VCT
    Portfolio - Class II Shares               2004        504  1.480 - 1.504        752        0.32     1.55 - 2.50    12.62 - 16.59
                                              2003         16  1.286 - 1.290         21           -     1.55 - 1.95    12.41 - 12.76

  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004      2,609  1.143 - 1.587      4,112        0.17     1.55 - 2.50     0.78 - 19.86
                                              2003        205  1.317 - 1.324        271           -     1.55 - 2.30     7.24 - 11.20

  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares               2004      1,455  1.070 - 1.095      1,589           -     1.55 - 2.50   (0.09) - 11.01

  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                     2004        476  0.994 - 1.002        475           -     1.55 - 2.50    (0.30) - 8.82

  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares           2004        794  1.010 - 1.074        850           -     1.55 - 2.40    (1.11) - 5.29

  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares               2004      1,875  1.310 - 1.681      3,137        4.29     1.55 - 2.30     4.13 - 41.52
                                              2003         99  1.256 - 1.261        125        2.94     1.55 - 2.10   (0.16) - 15.69

  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                         2004      1,455  1.156 - 1.599      2,314           -     1.55 - 2.50     3.96 - 19.94
                                              2003        182  1.348 - 1.355        247           -     1.55 - 2.30     8.00 - 10.49

  Pioneer Small Company VCT Portfolio -
    Class II Shares                           2004        229  1.415 - 1.433        327           -     1.55 - 2.30     4.75 - 14.79
                                              2003         16  1.281 - 1.284         21           -     1.70 - 2.10     0.00 - 12.04

  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                         2004      7,013  1.097 - 1.179      8,226        5.63     1.55 - 2.60      0.18 - 8.26
                                              2003        552  1.085 - 1.089        601        2.51     1.55 - 2.10      0.18 - 6.06

  Pioneer Value VCT Portfolio - Class II
    Shares                                    2004      2,559  1.085 - 1.307      3,321        0.04     1.55 - 2.60     0.46 - 11.26
                                              2003         76  1.187 - 1.192         91        0.03     1.55 - 2.10      3.56 - 8.09
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004        327  1.462 - 1.480        482        1.46     1.55 - 2.30    13.60 - 14.37
                                              2003         73  1.287 - 1.294         95           -     1.55 - 2.30     7.92 - 13.76

  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004      3,522  1.180 - 1.777      6,159        0.06     1.55 - 2.50     3.02 - 25.92
                                              2003        119  1.423 - 1.430        169           -     1.55 - 2.30     4.84 - 27.62
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                      2004      1,925  1.059 - 1.398      2,644        1.09     1.55 - 2.50     5.68 - 13.60
                                              2003        186  1.302 - 1.311        244        0.54     1.55 - 2.50     7.83 - 16.37

  Investors Fund - Class I                    2004      1,277  1.081 - 1.385      1,743        3.68     1.55 - 2.50      7.66 - 9.86
                                              2003         55  1.266 - 1.274         70        2.35     1.55 - 2.50     5.64 - 13.55

  Large Cap Growth Fund - Class I             2004      1,359  0.992 - 1.295      1,723        0.39     1.55 - 2.50   (4.19) - 13.94
                                              2003        106  1.303 - 1.308        139           -     1.55 - 2.10     3.66 - 14.44

  Small Cap Growth Fund - Class I             2004      1,599  1.166 - 1.621      2,522           -     1.55 - 2.50     1.39 - 25.00
                                              2003        192  1.425 - 1.430        274           -     1.55 - 2.10     3.63 - 21.29

  Total Return Fund - Class II                2004      1,125  1.117 - 1.191      1,333        4.47     1.55 - 2.50      0.09 - 6.82
                                              2003         80  1.112 - 1.115         89        0.77     1.55 - 1.95      3.15 - 8.58
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                       2004      2,085  1.211 - 1.501      3,104        0.29     1.55 - 2.50     1.92 - 35.53
                                              2003        217  1.163 - 1.165        252           -     1.70 - 2.10     9.91 - 13.67

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B     2004        290  1.067 - 1.231        353           -     1.55 - 2.45     1.67 - 10.93
                                              2003         55  1.127 - 1.128         62           -     1.95 - 2.10    (0.62) - 0.71

  Capital Growth Portfolio - Class B          2004        792  1.055 - 1.184        929        0.08     1.55 - 2.45      3.27 - 5.73
                                              2003         66  1.114 - 1.117         74           -     1.70 - 2.10     2.76 - 10.19

  Global Discovery Portfolio - Class B        2004        826  1.195 - 1.523      1,225           -     1.55 - 2.50     2.72 - 20.75
                                              2003         63  1.252 - 1.253         79           -     1.95 - 2.10     7.19 - 11.79

  Growth and Income Portfolio - Class B       2004      2,537  1.080 - 1.222      3,053        0.16     1.55 - 2.50     1.60 - 10.43
                                              2003        102  1.127 - 1.129        115           -     1.70 - 2.10      4.83 - 9.41

  Health Sciences Portfolio - Class B         2004      1,239  1.037 - 1.210      1,477           -     1.55 - 2.65    (1.95) - 7.57
                                              2003        101  1.122 - 1.123        113           -     1.95 - 2.10      7.06 - 7.57

  International Portfolio - Class B           2004      1,332  1.137 - 1.359      1,788        0.37     1.55 - 2.50     3.22 - 15.28
                                              2003         53  1.184 - 1.185         62           -     1.90 - 2.10     9.33 - 15.61
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -
    Class B                                   2004        413  1.044 - 1.191        486           -     1.55 - 2.45     0.94 - 16.70
                                              2003         17          1.164         19           -            2.10           (0.26)

  Scudder Blue Chip Portfolio - Class B       2004      2,316  1.109 - 1.318      3,006        0.04     1.55 - 2.65     1.56 - 14.41
                                              2003        113  1.155 - 1.156        131           -     1.90 - 2.10     5.19 - 15.48

  Scudder Conservative Income Strategy
    Portfolio - Class B                       2004        878  1.039 - 1.043        915           -     1.55 - 2.45      0.58 - 3.07

  Scudder Fixed Income Portfolio - Class B    2004      5,115  0.993 - 1.015      5,159        0.48     1.55 - 2.65      0.20 - 3.86
                                              2003        189  0.986 - 0.990        186           -     1.70 - 2.30      1.12 - 3.02

  Scudder Global Blue Chip Portfolio -
    Class B                                   2004      1,176  1.123 - 1.332      1,532        0.44     1.55 - 2.50     2.72 - 18.68
                                              2003        109  1.179 - 1.180        128           -     1.95 - 2.10      7.08 - 8.16

  Scudder Growth & Income Strategy
    Portfolio - Class B                       2004      4,088  1.075 - 1.078      4,398           -     1.55 - 2.30      1.42 - 6.22

  Scudder Growth Portfolio - Class B          2004      1,139  1.040 - 1.146      1,293           -     1.55 - 2.65     1.34 - 11.11
                                              2003         65  1.107 - 1.110         72           -     1.70 - 2.10     2.12 - 10.14

  Scudder Growth Strategy Portfolio -
    Class B                                   2004      4,429  1.094 - 1.097      4,852           -     1.55 - 2.30      0.64 - 7.78

  Scudder High Income Portfolio - Class B     2004      2,742  1.082 - 1.207      3,274        1.96     1.55 - 2.65     1.01 - 10.25
                                              2003        186  1.088 - 1.093        202           -     1.70 - 2.50     4.50 - 10.86

  Scudder Income & Growth Strategy
    Portfolio - Class B                       2004      2,298  1.056 - 1.060      2,431           -     1.55 - 2.45      1.54 - 4.75

  Scudder International Select Equity
    Portfolio - Class B                       2004      1,580  1.150 - 1.407      2,192        0.11     1.55 - 2.50     2.88 - 22.00
                                              2003         68  1.206 - 1.210         82           -     1.95 - 2.50     6.35 - 20.40

  Scudder Mercury Large Cap Core
    Portfolio - Class B                       2004         56          1.037         58           -     1.70 - 1.90                -

  Scudder Money Market Portfolio - Class B    2004      2,361  0.971 - 0.987      2,311        0.61     1.55 - 2.30  (1.52) - (0.40)
                                              2003        290  0.989 - 0.992        288        0.10     1.55 - 2.10  (0.50) - (0.20)

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Small Cap Growth Portfolio -
    Class B                                   2004        970  1.064 - 1.235      1,185           -     1.55 - 2.65     0.49 - 22.16
                                              2003         87  1.132 - 1.133         98           -     1.90 - 2.10      0.27 - 8.21

  Scudder Strategic Income Portfolio -
    Class B                                   2004      2,492  1.037 - 1.058      2,605           -     1.55 - 2.65     1.65 - 10.64
                                              2003        268  0.983 - 0.985        263           -     1.95 - 2.30      2.50 - 3.69

  Scudder Technology Growth Portfolio -
    Class B                                   2004        818  1.043 - 1.217        976           -     1.55 - 2.65   (0.66) - 13.62
                                              2003        114  1.215 - 1.217        139           -     1.70 - 2.10     3.58 - 15.48

  Scudder Templeton Foreign Value
    Portfolio - Class B                       2004         99  1.053 - 1.054        104           -     1.70 - 2.30      0.00 - 5.40

  Scudder Total Return Portfolio - Class B    2004      2,374  1.032 - 1.116      2,622        0.47     1.55 - 2.50      2.23 - 5.55
                                              2003         40  1.062 - 1.065         43           -     1.70 - 2.10      0.09 - 5.14

  SVS Davis Venture Value Portfolio -
    Class B                                   2004      4,121  1.068 - 1.273      5,180        0.01     1.55 - 2.50      1.94 - 9.48
                                              2003        185  1.156 - 1.160        214           -     1.70 - 2.30     5.65 - 16.06

  SVS Dreman Financial Services
    Portfolio - Class B                       2004      1,228  1.058 - 1.243      1,500        0.23     1.55 - 2.65     7.55 - 13.60
                                              2003         67  1.129 - 1.130         75           -     1.95 - 2.10     4.34 - 11.45

  SVS Dreman High Return Equity
    Portfolio - Class B                       2004      4,520  1.113 - 1.304      5,841        0.28     1.55 - 2.65     3.20 - 14.51
                                              2003        182  1.159 - 1.164        212           -     1.70 - 2.50     5.63 - 19.06

  SVS Dreman Small Cap Value Portfolio
    - Class B                                 2004      2,539  1.165 - 1.542      3,800        0.17     1.55 - 2.65     2.35 - 23.90
                                              2003        201  1.244 - 1.246        250           -     1.70 - 2.10     9.60 - 20.66

  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                       2004      1,156  1.009 - 1.120      1,276           -     1.55 - 2.65   (0.63) - 10.64
                                              2003        104  1.117 - 1.120        116           -     1.70 - 2.10     5.07 - 11.69

  SVS Focus Value & Growth Portfolio
    - Class B                                 2004        458  1.104 - 1.267        569        0.15     1.55 - 2.45     8.16 - 13.81
                                              2003         41  1.157 - 1.159         47           -     1.70 - 2.10      5.57 - 6.23
  Scudder Government & Agency
    Securities Portfolio - Class B            2004      1,224  0.998 - 1.015      1,234        0.84     1.55 - 2.65    (0.20) - 2.54
                                              2003        182          0.995        181           -     1.95 - 2.10    (0.30) - 2.05

  Scudder Large Cap Value
    Portfolio - Class B                       2004      1,853  1.078 - 1.258      2,291        0.23     1.55 - 2.65      1.55 - 9.81
                                              2003        122  1.159 - 1.164        142           -     1.70 - 2.50     8.22 - 15.26

  SVS Index 500 Portfolio - Class B           2004      2,970  1.085 - 1.229      3,624        0.24     1.55 - 2.45      3.02 - 8.94
                                              2003        229  1.130 - 1.134        259           -     1.70 - 2.30     5.49 - 13.57

  SVS INVESCO Dynamic Growth Portfolio
    - Class B                                 2004        101  1.102 - 1.293        130           -     1.55 - 2.45     5.04 - 13.00
                                              2003        118  1.173 - 1.177        138           -     1.70 - 2.30     6.13 - 13.77

  SVS Janus Growth And Income Portfolio
    - Class B                                 2004      1,146  1.099 - 1.227      1,383           -     1.55 - 2.65     4.35 - 13.58
                                              2003        204  1.116 - 1.121        229           -     1.70 - 2.50     6.08 - 11.23

  SVS Janus Growth Opportunities
    Portfolio - Class B                       2004        253  1.215 - 1.229        310           -     1.55 - 2.30     7.62 - 12.37
                                              2003          6          1.109          7           -            2.10             6.53

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS MFS Strategic Value Portfolio -
    Class B                                   2004      1,576  1.140 - 1.300      2,027        0.02     1.55 - 2.50     2.71 - 15.39
                                              2003         88  1.119 - 1.124         99           -     1.70 - 2.50     0.27 - 11.20

  SVS Oak Strategic Equity Portfolio -
    Class B                                   2004        815  1.015 - 1.188        955           -     1.55 - 2.50    (1.43) - 4.46
                                              2003        118  1.191 - 1.194        141           -     1.95 - 2.30     0.00 - 14.63

  SVS Turner Mid Cap Growth Portfolio -
    Class B                                   2004      1,107  1.097 - 1.324      1,451           -     1.55 - 2.50     6.10 - 12.71
                                              2003         92  1.210 - 1.213        111           -     1.95 - 2.30     2.36 - 16.01
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                            2004      2,772  1.014 - 1.093      3,008        0.59     1.55 - 2.65     1.70 - 10.58
                                              2003        281  1.059 - 1.065        298           -     1.55 - 2.50      2.72 - 8.04

  Alger American Leveraged AllCap
    Portfolio - Class S Shares                2004        505  1.067 - 1.194        596           -     1.55 - 2.45      2.25 - 6.13
                                              2003         82  1.120 - 1.123         92           -     1.70 - 2.10    (0.09) - 1.73
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004      1,846  1.125 - 1.194      2,190        4.78     1.55 - 2.50      3.40 - 5.16
                                              2003        242  1.134 - 1.141        275        3.63     1.55 - 2.50      3.65 - 6.34

  Disciplined Mid Cap Stock Portfolio         2004      1,829  1.121 - 1.490      2,704        0.56     1.55 - 2.50     6.01 - 14.62
                                              2003         82  1.295 - 1.300        106        0.53     1.55 - 2.10     2.05 - 10.36

  Equity Income Portfolio                     2004      3,428  1.102 - 1.336      4,537        3.03     1.55 - 2.50     3.95 - 12.82
                                              2003        114  1.232 - 1.235        141        1.64     1.55 - 1.95      7.60 - 8.33

  Federated High Yield Portfolio              2004      2,440  1.078 - 1.205      2,915       15.57     1.55 - 2.50      1.03 - 9.21
                                              2003        314  1.103 - 1.109        347       19.03     1.55 - 2.30      2.41 - 6.45

  Federated Stock Portfolio                   2004        350  1.079 - 1.362        469        3.12     1.55 - 2.50   (0.07) - 10.84
                                              2003         32  1.243 - 1.247         40        1.41     2.10 - 2.50    11.98 - 12.14

  Large Cap Portfolio                         2004      1,051  1.048 - 1.247      1,275        2.34     1.55 - 2.40     1.81 - 10.67
                                              2003          9          1.183         10        0.37            2.30             3.95

  Lazard International Stock Portfolio        2004      1,109  1.145 - 1.443      1,577        5.07     1.55 - 2.50     2.05 - 17.26
                                              2003         54  1.260 - 1.263         68        3.35     1.95 - 2.30     7.69 - 15.98

  Merrill Lynch Large Cap Core Portfolio      2004      1,024  1.230 - 1.325      1,346        2.68     1.55 - 2.50     0.00 - 16.02
                                              2003         32  1.156 - 1.161         37        1.43     1.55 - 2.30      3.03 - 9.35

  MFS Emerging Growth Portfolio               2004        909  1.081 - 1.328      1,189           -     1.55 - 2.50     1.67 - 14.77
                                              2003         42  1.194 - 1.197         50           -     1.55 - 1.95      2.84 - 4.63

  MFS Mid Cap Growth Portfolio                2004      1,205  1.075 - 1.440      1,679           -     1.55 - 2.30    11.44 - 17.87
                                              2003        116  1.276 - 1.282        149           -     1.55 - 2.30     0.31 - 15.37

  MFS Value Portfolio                         2004      1,347  1.104 - 1.128      1,495        3.54     1.55 - 2.50     3.06 - 15.09

  Pioneer Fund Portfolio                      2004        288  1.283 - 1.304        374        2.82     1.55 - 2.50     0.63 - 10.27
                                              2003         11  1.188 - 1.192         13        2.81     1.55 - 1.95     0.08 - 11.96

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Social Awareness Stock Portfolio            2004        267  1.039 - 1.077        278        1.43     1.55 - 2.50     0.00 - 12.42

  Travelers Quality Bond Portfolio            2004      4,638  1.000 - 1.033      4,758       11.05     1.55 - 2.60      0.19 - 1.77
                                              2003        301  1.009 - 1.015        305        5.54     1.55 - 2.50    (1.07) - 3.05

  U.S. Government Securities Portfolio        2004      1,566  1.040 - 1.074      1,641       10.09     1.55 - 2.60    (0.10) - 4.39

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004        931  1.054 - 1.286      1,180        0.37     1.55 - 2.50     0.96 - 10.23
                                              2003         43  1.223 - 1.226         53           -     1.55 - 1.95      2.94 - 7.45

  MFS Total Return Portfolio                  2004     10,055  1.095 - 1.236     12,338        6.31     1.55 - 2.50      5.96 - 9.77
                                              2003        493  1.122 - 1.126        554        4.17     1.55 - 2.10      4.96 - 6.85

  Pioneer Strategic Income Portfolio          2004      2,089  1.079 - 1.106      2,263       21.68     1.55 - 2.50     1.98 - 11.34
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004      1,531  0.983 - 0.999      1,515        2.81     1.55 - 2.60  (0.91) - (0.10)
                                              2003         24  0.998 - 0.999         24        0.46     1.55 - 1.70      0.00 - 0.10

  Strategic Equity Portfolio                  2004        338  1.317 - 1.334        448        3.35     1.55 - 2.30     3.76 - 10.27
                                              2003         54  1.223 - 1.229         66           -     1.55 - 2.30      6.34 - 7.28
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004      3,433  1.133 - 1.458      4,944        0.31     1.55 - 2.50     3.91 - 15.62
                                              2003        229  1.255 - 1.261        288           -     1.55 - 2.30     6.90 - 14.05

  Enterprise Portfolio - Class II Shares      2004        126  1.203 - 1.214        152        0.04     1.55 - 2.10      1.77 - 5.80
                                              2003         21  1.185 - 1.188         25           -     1.55 - 1.95      2.78 - 5.79
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service           2004      4,082  1.107 - 1.406      5,658        0.03     1.55 - 2.50     5.13 - 16.00
    Class 2                                   2003         98  1.234 - 1.240        121           -     1.55 - 2.30     0.24 - 16.70

VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004        387  1.042 - 1.182        454           -     1.55 - 2.50   (0.85) - 16.29
                                              2003        115  1.181 - 1.185        136           -     1.55 - 2.10      3.32 - 7.36

  Mid Cap Portfolio - Service Class 2         2004      4,744  1.227 - 1.732      8,105           -     1.55 - 2.50    14.03 - 25.97
                                              2003        135  1.402 - 1.411        190           -     1.55 - 2.50     5.22 - 12.57

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from th(e) underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                               CAPITAL APPRECIATION             HIGH YIELD BOND                MANAGED ASSETS
                                                       FUND                          TRUST                          TRUST
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          6,582             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options      1,173,694          6,582       1,490,424            --       1,215,061             --
Accumulation units redeemed and
  transferred to other funding options .         (8,521)            --         (29,027)           --          (2,483)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,171,755          6,582       1,461,397            --       1,212,578             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                AIM V.I. CAPITAL               AIM V.I. MID CAP
                                                  MONEY MARKET                APPRECIATION FUND -            CORE EQUITY FUND -
                                                    PORTFOLIO                       SERIES II                     SERIES II
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        622,533             --          76,089            --         203,511             --
Accumulation units purchased and
  transferred from other funding options     20,057,944        718,867       2,389,788        83,626         945,730        203,513
Accumulation units redeemed and
  transferred to other funding options .    (11,043,367)       (96,334)        (86,043)       (7,537)        (78,557)            (2)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      9,637,110        622,533       2,379,834        76,089       1,070,684        203,511
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                              ALLIANCEBERNSTEIN
                                                AIM V.I. UTILITIES              PREMIER GROWTH              GLOBAL GROWTH FUND -
                                                       FUND                   PORTFOLIO - CLASS B              CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,738             --         153,761            --         125,948             --
Accumulation units purchased and
  transferred from other funding options        466,765         67,096       1,229,552       153,761       4,093,327        126,153
Accumulation units redeemed and
  transferred to other funding options .         (8,581)          (358)        (91,138)           --         (74,005)          (205)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        524,922         66,738       1,292,175       153,761       4,145,270        125,948
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               CREDIT SUISSE
                                                   GROWTH FUND -             GROWTH-INCOME FUND -          TRUST EMERGING MARKETS
                                                  CLASS 2 SHARES                CLASS 2 SHARES                    PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        378,903             --         296,300            --          60,895             --
Accumulation units purchased and
  transferred from other funding options     13,733,954        379,722      12,071,744       298,135         579,469         61,028
Accumulation units redeemed and
  transferred to other funding options .       (330,765)          (819)       (216,731)       (1,835)        (25,985)          (133)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........     13,782,092        378,903      12,151,313       296,300         614,379         60,895
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 CREDIT SUISSE
                                            TRUST GLOBAL POST-VENTURE          DELAWARE VIP REIT           DREYFUS MIDCAP STOCK
                                                CAPITAL PORTFOLIO           SERIES-- STANDARD CLASS      PORTFOLIO - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         10,694             --         132,894            --         224,081             --
Accumulation units purchased and
  transferred from other funding options        406,054         10,758       3,565,787       132,947       2,315,483        224,447
Accumulation units redeemed and
  transferred to other funding options .       (121,836)           (64)        (60,885)          (53)       (163,604)          (366)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        294,912         10,694       3,637,796       132,894       2,375,960        224,081
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     DREYFUS
                                              SOCIALLY RESPONSIBLE                DREYFUS VIF                   DREYFUS VIF
                                               GROWTH FUND, INC.-           APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
                                                 SERVICE SHARES                  INITIAL SHARES          PORTFOLIO - INITIAL SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         64,305             --         123,018            --          97,748             --
Accumulation units purchased and
  transferred from other funding options         61,034         64,305         761,122       123,019       2,833,416         97,766
Accumulation units redeemed and
  transferred to other funding options .        (59,633)            --         (10,410)           (1)        (63,871)           (18)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........         65,706         64,305         873,730       123,018       2,867,293         97,748
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 FRANKLIN RISING
                                              DIVIDENDS SECURITIES            FRANKLIN SMALL CAP          MUTUAL SHARES SECURITIES
                                              FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         67,617             --         121,234            --         110,577             --
Accumulation units purchased and
  transferred from other funding options      4,642,561         67,617       1,655,347       122,400       1,606,929        111,216
Accumulation units redeemed and
  transferred to other funding options .       (149,202)            --         (13,312)       (1,166)        (14,063)          (639)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      4,560,976         67,617       1,763,269       121,234       1,703,443        110,577
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              TEMPLETON DEVELOPING             TEMPLETON FOREIGN              TEMPLETON GROWTH
                                            MARKETS SECURITIES FUND -          SECURITIES FUND -              SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         11,635             --         194,907            --         117,813             --
Accumulation units purchased and
  transferred from other funding options      1,743,716         11,635       3,285,371       194,907       3,076,818        117,928
Accumulation units redeemed and
  transferred to other funding options .        (13,062)            --         (90,109)           --         (42,743)          (115)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,742,289         11,635       3,390,169       194,907       3,151,888        117,813
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                               SALOMON BROTHERS
                                                                                  VARIABLE                    SALOMON BROTHERS
                                             EQUITY INDEX PORTFOLIO -         AGGRESSIVE GROWTH          VARIABLE AGGRESSIVE GROWTH
                                                 CLASS II SHARES            FUND - CLASS I SHARES          FUND - CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        239,466             --         122,019            --         146,454             --
Accumulation units purchased and
  transferred from other funding options      5,145,859        239,482       2,245,735       122,020       2,394,035        147,702
Accumulation units redeemed and
  transferred to other funding options .       (202,142)           (16)       (158,307)           (1)       (105,098)        (1,248)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      5,183,183        239,466       2,209,447       122,019       2,435,391        146,454
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                SALOMON BROTHERS
                                             VARIABLE GROWTH & INCOME         BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES
                                              FUND - CLASS I SHARES              SERVICE SHARES          PORTFOLIO - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         56,907             --          48,380            --          14,757             --
Accumulation units purchased and
  transferred from other funding options        827,045         56,907         219,488        48,382         144,376         14,757
Accumulation units redeemed and
  transferred to other funding options .         (5,503)            --            (287)           (2)         (1,741)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        878,449         56,907         267,581        48,380         157,392         14,757
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               WORLDWIDE GROWTH
                                                GLOBAL TECHNOLOGY                 PORTFOLIO -                LAZARD RETIREMENT
                                            PORTFOLIO - SERVICE SHARES           SERVICE SHARES             SMALL CAP PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          8,927             --          30,286            --          58,301             --
Accumulation units purchased and
  transferred from other funding options        276,272          8,927          76,275        30,286       1,429,245         58,301
Accumulation units redeemed and
  transferred to other funding options .         (5,740)            --            (695)           --         (38,108)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        279,459          8,927         105,866        30,286       1,449,438         58,301
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               MERRILL LYNCH
                                                 GROWTH AND INCOME               MID-CAP VALUE             GLOBAL ALLOCATION V.I.
                                                    PORTFOLIO                      PORTFOLIO                  FUND - CLASS III
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        169,182             --         108,162            --              --             --
Accumulation units purchased and
  transferred from other funding options      3,066,981        169,465       3,039,846       108,167       1,109,255             --
Accumulation units redeemed and
  transferred to other funding options .        (56,006)          (283)        (58,952)           (5)           (351)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,180,157        169,182       3,089,056       108,162       1,108,904             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 MERRILL LYNCH                   OPPENHEIMER                    OPPENHEIMER
                                             VALUE OPPORTUNITIES V.I.        CAPITAL APPRECIATION             GLOBAL SECURITIES
                                                FUND - CLASS III           FUND/VA - SERVICE SHARES       FUND/VA - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         151,189            --         127,212             --
Accumulation units purchased and
  transferred from other funding options      1,497,593             --       1,874,487       151,189       2,352,858        129,470
Accumulation units redeemed and
  transferred to other funding options .        (35,606)            --         (10,692)           --         (62,450)        (2,258)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,461,987             --       2,014,984       151,189       2,417,620        127,212
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                   OPPENHEIMER
                                               MAIN STREET FUND/VA -        REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -
                                                  SERVICE SHARES              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         331,369            --         649,327             --
Accumulation units purchased and
  transferred from other funding options      1,464,400             --       4,001,455       345,254       8,073,076        650,309
Accumulation units redeemed and
  transferred to other funding options .         (4,499)            --        (144,446)      (13,885)       (170,510)          (982)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,459,901             --       4,188,378       331,369       8,551,893        649,327
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 PIONEER AMERICA                PIONEER BALANCED          PIONEER EMERGING MARKETS
                                             INCOME VCT PORTFOLIO -              VCT PORTFOLIO -               VCT PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         94,629             --          97,262            --          54,714             --
Accumulation units purchased and
  transferred from other funding options      3,889,897         94,629       2,365,425        97,262       1,537,840         59,367
Accumulation units redeemed and
  transferred to other funding options .       (272,412)            --        (148,918)           --         (36,011)        (4,653)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,712,114         94,629       2,313,769        97,262       1,556,543         54,714
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              PIONEER EQUITY INCOME             PIONEER EUROPE                  PIONEER FUND
                                                 VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        100,767             --          19,083            --         336,175             --
Accumulation units purchased and
  transferred from other funding options      2,990,996        100,767         203,463        19,083       3,348,056        344,587
Accumulation units redeemed and
  transferred to other funding options .        (70,331)            --          (2,334)           --        (187,189)        (8,412)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,021,432        100,767         220,212        19,083       3,497,042        336,175
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                                                                   PIONEER
                                              PIONEER GROWTH SHARES           PIONEER HIGH YIELD             INTERNATIONAL VALUE
                                                VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         76,632             --         332,212            --          16,169             --
Accumulation units purchased and
  transferred from other funding options        755,869         76,632       6,769,274       341,706         507,661         16,169
Accumulation units redeemed and
  transferred to other funding options .        (33,017)            --        (789,358)       (9,494)        (19,864)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        799,484         76,632       6,312,128       332,212         503,966         16,169
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               PIONEER OAK RIDGE                 PIONEER PAPP
                                              PIONEER MID CAP VALUE            LARGE CAP GROWTH              AMERICA-PACIFIC RIM
                                                VCT PORTFOLIO -                VCT PORTFOLIO -                   FUND VCT -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        205,298             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options      2,717,271        238,853       1,462,824            --         475,877             --
Accumulation units redeemed and
  transferred to other funding options .       (314,001)       (33,555)         (7,450)           --             (87)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,608,568        205,298       1,455,374            --         475,790             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  PIONEER PAPP
                                             SMALL & MID CAP GROWTH          PIONEER REAL ESTATE          PIONEER SMALL CAP VALUE
                                                 VCT PORTFOLIO -            SHARES VCT PORTFOLIO -             VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          99,485            --         182,499             --
Accumulation units purchased and
  transferred from other funding options      1,044,757             --       1,847,415       100,989       1,300,244        184,086
Accumulation units redeemed and
  transferred to other funding options .       (251,226)            --         (71,659)       (1,504)        (27,756)        (1,587)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        793,531             --       1,875,241        99,485       1,454,987        182,499
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              PIONEER SMALL COMPANY        PIONEER STRATEGIC INCOME            PIONEER VALUE
                                                 VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         16,012             --         552,417            --          76,161             --
Accumulation units purchased and
  transferred from other funding options        242,472         17,228       7,248,404       563,274       2,498,123         76,161
Accumulation units redeemed and
  transferred to other funding options .        (29,004)        (1,216)       (787,905)      (10,857)        (14,815)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        229,480         16,012       7,012,916       552,417       2,559,469         76,161
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                    PUTNAM VT                      PUTNAM VT
                                              INTERNATIONAL EQUITY              SMALL CAP VALUE
                                             FUND - CLASS IB SHARES         FUND - CLASS IB SHARES         ALL CAP FUND - CLASS I
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         73,272             --         118,549            --         186,123             --
Accumulation units purchased and
  transferred from other funding options        270,696         73,499       3,459,387       118,654       1,785,381        186,126
Accumulation units redeemed and
  transferred to other funding options .        (17,037)          (227)        (56,161)         (105)        (46,288)            (3)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        326,931         73,272       3,521,775       118,549       1,925,216        186,123
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               LARGE CAP GROWTH               SMALL CAP GROWTH
                                             INVESTORS FUND - CLASS I           FUND - CLASS I                 FUND - CLASS I
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         54,887             --         106,423            --         191,816             --
Accumulation units purchased and
  transferred from other funding options      1,218,182         54,921       1,294,801       107,006       1,452,461        192,354
Accumulation units redeemed and
  transferred to other funding options .          3,701            (34)        (42,614)         (583)        (45,334)          (538)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,276,770         54,887       1,358,610       106,423       1,598,943        191,816
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                             SCUDDER REAL ESTATE                21ST CENTURY
                                                  TOTAL RETURN              SECURITIES PORTFOLIO -           GROWTH PORTFOLIO -
                                                 FUND - CLASS II                    CLASS B                        CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         80,253             --         216,587            --          54,586             --
Accumulation units purchased and
  transferred from other funding options      1,089,545         80,255       2,031,778       216,813         287,877         54,641
Accumulation units redeemed and
  transferred to other funding options .        (45,294)            (2)       (162,873)         (226)        (52,008)           (55)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,124,504         80,253       2,085,492       216,587         290,455         54,586
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  CAPITAL GROWTH                GLOBAL DISCOVERY              GROWTH AND INCOME
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,315             --          62,830            --         102,343             --
Accumulation units purchased and
  transferred from other funding options        728,558         66,315         947,165        63,908       2,570,046        102,344
Accumulation units redeemed and
  transferred to other funding options .         (3,272)            --        (183,747)       (1,078)       (134,904)            (1)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        791,601         66,315         826,248        62,830       2,537,485        102,343
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                                                                  SCUDDER
                                                 HEALTH SCIENCES                INTERNATIONAL                AGGRESSIVE GROWTH
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        100,809             --          52,682            --          16,621             --
Accumulation units purchased and
  transferred from other funding options      1,187,404        102,443       1,343,272        52,743         397,918         16,621
Accumulation units redeemed and
  transferred to other funding options .        (48,834)        (1,634)        (64,415)          (61)         (1,812)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,239,379        100,809       1,331,539        52,682         412,727         16,621
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                   SCUDDER
                                                     SCUDDER                 CONSERVATIVE INCOME                  SCUDDER
                                              BLUE CHIP PORTFOLIO -           STRATEGY PORTFOLIO -              FIXED INCOME
                                                     CLASS B                        CLASS B                  PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        113,219             --              --            --         188,695             --
Accumulation units purchased and
  transferred from other funding options      2,315,154        113,219         887,937            --       5,191,587        189,486
Accumulation units redeemed and
  transferred to other funding options .       (112,490)            --          (9,790)           --        (265,125)          (791)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,315,883        113,219         878,147            --       5,115,157        188,695
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                                GLOBAL BLUE CHIP            GROWTH & INCOME STRATEGY          GROWTH PORTFOLIO -
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B                  CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        108,631             --              --            --          65,208             --
Accumulation units purchased and
  transferred from other funding options      1,088,669        108,631       4,091,563            --       1,102,488         65,208
Accumulation units redeemed and
  transferred to other funding options .        (21,161)            --          (3,588)           --         (28,960)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,176,139        108,631       4,087,975            --       1,138,736         65,208
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                                  SCUDDER
                                                     SCUDDER                       SCUDDER                    INCOME & GROWTH
                                                GROWTH STRATEGY            HIGH INCOME PORTFOLIO -          STRATEGY PORTFOLIO -
                                               PORTFOLIO - CLASS B                  CLASS B                        CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         185,631            --              --             --
Accumulation units purchased and
  transferred from other funding options      4,470,323             --       2,707,426       186,757       2,308,795             --
Accumulation units redeemed and
  transferred to other funding options .        (41,209)            --        (150,698)       (1,126)        (10,657)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      4,429,114             --       2,742,359       185,631       2,298,138             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                              INTERNATIONAL SELECT            MERCURY LARGE CAP                MONEY MARKET
                                            EQUITY PORTFOLIO - CLASS B     CORE PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         67,670             --              --            --         290,270             --
Accumulation units purchased and
  transferred from other funding options      1,615,935         67,736          55,600            --       7,161,317        436,207
Accumulation units redeemed and
  transferred to other funding options .       (103,146)           (66)             --            --      (5,090,226)      (145,937)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,580,459         67,670          55,600            --       2,361,361        290,270
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                                SMALL CAP GROWTH               STRATEGIC INCOME               TECHNOLOGY GROWTH
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         86,978             --         267,848            --         114,233             --
Accumulation units purchased and
  transferred from other funding options        924,048         86,978       2,282,164       267,914         850,002        114,360
Accumulation units redeemed and
  transferred to other funding options .        (40,684)            --         (58,140)          (66)       (146,127)          (127)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        970,342         86,978       2,491,872       267,848         818,108        114,233
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                       SVS DAVIS
                                             TEMPLETON FOREIGN VALUE             TOTAL RETURN                   VENTURE VALUE
                                                PORTFOLIO - CLASS B           PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          40,184            --         184,590             --
Accumulation units purchased and
  transferred from other funding options         98,558             --       2,503,336        40,184       4,014,283        185,731
Accumulation units redeemed and
  transferred to other funding options .             --             --        (170,001)           --         (78,135)        (1,141)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........         98,558             --       2,373,519        40,184       4,120,738        184,590
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                   SVS DREMAN                     SVS DREMAN                     SVS DREMAN
                                               FINANCIAL SERVICES             HIGH RETURN EQUITY               SMALL CAP VALUE
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,611             --         182,473            --         200,824             --
Accumulation units purchased and
  transferred from other funding options      1,174,184         66,669       4,516,450       183,725       2,479,808        201,202
Accumulation units redeemed and
  transferred to other funding options .        (12,683)           (58)       (179,316)       (1,252)       (141,708)          (378)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,228,112         66,611       4,519,607       182,473       2,538,924        200,824
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                    SVS EAGLE                                                      SCUDDER
                                                FOCUSED LARGE CAP                  SVS FOCUS                 GOVERNMENT & AGENCY
                                                GROWTH PORTFOLIO -              VALUE & GROWTH              SECURITIES PORTFOLIO -
                                                     CLASS B                  PORTFOLIO - CLASS B                  CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        104,044             --          40,548            --         181,873             --
Accumulation units purchased and
  transferred from other funding options      1,103,867        104,310         419,577        40,609       1,179,780        193,250
Accumulation units redeemed and
  transferred to other funding options .        (51,514)          (266)         (2,129)          (61)       (137,786)       (11,377)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,156,397        104,044         457,996        40,548       1,223,867        181,873
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                                                    SVS INVESCO
                                                LARGE CAP VALUE                 SVS INDEX 500                 DYNAMIC GROWTH
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        122,380             --         228,971            --         117,558             --
Accumulation units purchased and
  transferred from other funding options      1,874,376        123,494       2,833,049       230,186          71,931        118,059
Accumulation units redeemed and
  transferred to other funding options .       (143,312)        (1,114)        (91,858)       (1,215)        (88,055)          (501)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,853,444        122,380       2,970,162       228,971         101,434        117,558
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SVS JANUS                     SVS JANUS                       SVS MFS
                                                GROWTH AND INCOME            GROWTH OPPORTUNITIES              STRATEGIC VALUE
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        204,246             --           5,973            --          88,240             --
Accumulation units purchased and
  transferred from other funding options      1,192,873        204,382         256,676         5,973       1,765,890         88,240
Accumulation units redeemed and
  transferred to other funding options .       (251,115)          (136)         (9,352)           --        (278,523)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,146,004        204,246         253,297         5,973       1,575,607         88,240
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SVS OAK                      SVS TURNER                   ALGER AMERICAN
                                                STRATEGIC EQUITY               MID CAP GROWTH              BALANCED PORTFOLIO -
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B              CLASS S SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        117,991             --          91,994            --         280,943             --
Accumulation units purchased and
  transferred from other funding options        730,186        120,301       1,063,278        93,802       2,657,964        281,065
Accumulation units redeemed and
  transferred to other funding options .        (33,327)        (2,310)        (47,982)       (1,808)       (166,691)          (122)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        814,850        117,991       1,107,290        91,994       2,772,216        280,943
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                  ALGER AMERICAN
                                                 LEVERAGED ALLCAP            CONVERTIBLE SECURITIES          DISCIPLINED MID CAP
                                            PORTFOLIO - CLASS S SHARES             PORTFOLIO                   STOCK PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         82,475             --         241,933            --          81,831             --
Accumulation units purchased and
  transferred from other funding options        539,669         82,564       1,636,088       241,933       1,754,248         81,831
Accumulation units redeemed and
  transferred to other funding options .       (117,220)           (89)        (31,822)           --          (6,967)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        504,924         82,475       1,846,199       241,933       1,829,112         81,831
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                             FEDERATED HIGH YIELD
                                             EQUITY INCOME PORTFOLIO              PORTFOLIO              FEDERATED STOCK PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        114,332             --         313,685            --          32,112             --
Accumulation units purchased and
  transferred from other funding options      3,353,037        115,871       2,170,892       313,965         374,211         32,112
Accumulation units redeemed and
  transferred to other funding options .        (39,143)        (1,539)        (44,389)         (280)        (55,995)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,428,226        114,332       2,440,188       313,685         350,328         32,112
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL             LARGE CAP CORE
                                               LARGE CAP PORTFOLIO             STOCK PORTFOLIO                   PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          8,694             --          53,581            --          32,021             --
Accumulation units purchased and
  transferred from other funding options      1,047,146          8,694       1,072,141        54,032         997,621         32,093
Accumulation units redeemed and
  transferred to other funding options .         (5,240)            --         (17,141)         (451)         (6,016)           (72)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,050,600          8,694       1,108,581        53,581       1,023,626         32,021
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  MFS EMERGING                   MFS MID CAP
                                                GROWTH PORTFOLIO              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         42,083             --         116,174            --              --             --
Accumulation units purchased and
  transferred from other funding options        898,744         42,083       1,111,236       116,756       1,347,963             --
Accumulation units redeemed and
  transferred to other funding options .        (31,542)            --         (22,242)         (582)         (1,343)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        909,285         42,083       1,205,168       116,174       1,346,620             --
                                             ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                               SOCIAL AWARENESS              TRAVELERS QUALITY
                                             PIONEER FUND PORTFOLIO            STOCK PORTFOLIO                BOND PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         10,664             --              --            --         301,488             --
Accumulation units purchased and
  transferred from other funding options        280,369         10,666         266,571            --       4,485,162        684,297
Accumulation units redeemed and
  transferred to other funding options .         (2,675)            (2)            (67)           --        (148,383)      (382,809)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        288,358         10,664         266,504            --       4,638,267        301,488
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 U.S. GOVERNMENT                 AIM CAPITAL                  MFS TOTAL RETURN
                                              SECURITIES PORTFOLIO         APPRECIATION PORTFOLIO                PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          43,021            --         492,920             --
Accumulation units purchased and
  transferred from other funding options      1,577,764             --         896,464        43,641       9,820,049        522,537
Accumulation units redeemed and
  transferred to other funding options .        (11,353)            --          (8,548)         (620)       (258,153)       (29,617)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,566,411             --         930,937        43,021      10,054,816        492,920
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                              SB ADJUSTABLE RATE
                                            PIONEER STRATEGIC INCOME          INCOME PORTFOLIO -
                                                     PORTFOLIO                  CLASS I SHARES           STRATEGIC EQUITY PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          24,370            --          53,886             --
Accumulation units purchased and
  transferred from other funding options      2,114,129             --       2,564,589        24,462         364,886         54,657
Accumulation units redeemed and
  transferred to other funding options .        (24,763)            --      (1,057,980)          (92)        (80,772)          (771)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,089,366             --       1,530,979        24,370         338,000         53,886
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                                CONTRAFUND(R)
                                              COMSTOCK PORTFOLIO -          ENTERPRISE PORTFOLIO -               PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                SERVICE CLASS 2
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        229,415             --          20,751            --          98,001             --
Accumulation units purchased and
  transferred from other funding options      3,262,101        229,834         106,481        20,935       4,028,994         98,003
Accumulation units redeemed and
  transferred to other funding options .        (58,988)          (419)         (1,651)         (184)        (45,422)            (2)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,432,528        229,415         125,581        20,751       4,081,573         98,001
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 DYNAMIC CAPITAL
                                             APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2               SERVICE CLASS 2                    COMBINED
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        115,414             --         134,700            --      15,664,709             --
Accumulation units purchased and
  transferred from other funding options        272,609        115,414       4,715,642       135,353     303,957,590     16,456,893
Accumulation units redeemed and
  transferred to other funding options .         (1,110)            --        (106,808)         (653)    (27,974,516)      (792,184)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        386,913        115,414       4,743,534       134,700     291,647,783     15,664,709
                                            ===========    ===========     ===========   ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Separate Account Eleven for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of TIC Separate Account Eleven for Variable Annuities as of December 31, 2004 and the related statement of operations, the statement of changes in net assets and financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Separate Account Eleven for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Eleven for Variable Annuities or shares of Separate Account Eleven's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Eleven for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP11 (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003 Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements
       Financial Statement Schedules

(b) EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

      6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8.        Form of Participation Agreement. Filed herewith.

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

       10.        Consent of Independent Registered Public Accounting Firm.
                  Filed wherewith.

       11.        Not Applicable.

       12.        Not Applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 11, 2002.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration on Form N-4, File No. 333-101778, filed January 14, 2005.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration on Form N-4, File No. 333-101778, filed January 14, 2005.)

       16. Persons Controlled by or Under Common Control with the Depositor or Registrant. Filed herewith.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY

George C. Kokulis            Director, Chairman, President and
                             Chief Executive Officer

Glenn D. Lammey              Director, Senior Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston          Director and Executive Vice President

Edward W. Cassidy            Director and Executive Vice President

Brendan M. Lynch             Executive Vice President

David P. Marks               Executive Vice President and
                             Chief Investment Officer

Winnifred Grimaldi           Senior Vice President

Marla Berman Lewitus         Director, Senior Vice President and General Counsel

William P. Krivoshik         Director, Senior Vice President and
                             Chief Information Officer

David A. Golino              Vice President and Controller

Donald R. Munson, Jr.        Vice President

Mark Remington               Vice President

Tim W. Still                 Vice President

Bennett Kleinberg            Vice President

Dawn Fredette                Vice President

George E. Eknaian            Vice President and Chief Actuary

Linn K. Richardson           Second Vice President and Actuary

Paul Weissman                Second Vice President and Actuary

Ernest J.Wright              Vice President and Secretary

PRINCIPAL BUSINESS ADDRESS:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Exhibit 16 filed herewith.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 5,510 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER

         Kathleen L. Preston               Board of Manager

         Glenn D. Lammey                   Board of Manager

         William F. Scully III             Board of Manager

         Donald R. Munson, Jr.             Board of Manager, President,
                                           Chief Executive Officer and
          `                                Chief Operating Officer

         Tim W. Still                      Vice President

         Anthony Cocolla                   Vice President

         John M. Laverty                   Treasurer and Chief Financial Officer

         Stephen E. Abbey                  Chief Compliance Officer

         Alison K. George                  Director and Chief Advertising
                                           Compliance Officer

         Stephen T. Mullin                 Chief Compliance Officer

         Ernest J. Wright                  Secretary

         Kathleen A. McGah                 Assistant Secretary

         William D. Wilcox                 Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of April, 2005.


               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                             By: *GLENN D. LAMMEY
                                 -----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2005.


*GEORGE C. KOKULIS                Director, President and Chief Executive
-----------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                  Director, Chief Financial Officer, Chief
-----------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                 Officer)

*MARLA BERMAN LEWITUS             Director, Senior Vice President and
-----------------------------     General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON              Director and Executive Vice President
-----------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                Director and Executive Vice President
-----------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK             Director, Senior Vice President and
                                  Chief Information Officer
-----------------------------
(William P. Krivoshik)


*By:  /s/ Ernest J. Wright, Attorney in Fact

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------

     8.      Form of Participation Agreement.

    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.

    16. Persons Controlled by or Under Common Control with the Depositor or Registrant.